                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2015

Item 1. Report to Shareholders

ANNUAL REPORT A P R I L 3 0 , 2 0 1 5

MARKET VECTORS®
MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	XMPT®

High-Yield Municipal Index ETF	HYD®

Intermediate Municipal Index ETF	ITM®

Long Municipal Index ETF	MLN®

Pre-Refunded Municipal Index ETF	PRB®

Short High-Yield Municipal Index ETF	SHYD®

Short Municipal Index ETF	SMB®

888.MKT.VCTR

marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of April 30, 2015, and are subject to change.

MARKET VECTORS MUNICIPAL INCOME ETFs

(unaudited)

Dear Shareholder:

On April 30 of this year, assets under management in the Market Vectors Municipal Income ETFs were at a record level of $3.2 billion. In this letter, we discuss one of these funds: Market Vectors Intermediate Municipal Index ETF (ITM).

Intermediates: the sweet spot on the municipal yield curve

One of the attractions of ITM, in particular, lies in the position of intermediates on the current municipal (muni) yield curve. Situated between the curve’s short and long ends, ITM offers both advantages and possibilities, in terms of potential yield, that is not available to either short- or long-dated municipal bonds. ITM’s underlying index, Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR), focuses on bonds with six to 17 year maturities, potentially capturing a significant portion of the yield available in the entire yield curve.

In a normal interest rate environment, when short-term interest rates are lower than long-term rates, the muni yield curve has tended to be steepest in maturities below 17 years. This has typically provided an embedded boost to performance, derived from what is known as the roll down effect. Roll down refers to the price appreciation a bond experiences as it “rolls down” the curve towards final maturity. For example, as a bond goes from nine to eight years until maturity, its yield decreases, while its price increases. This effect is particularly attractive where the yield differential between maturities is greatest (the curve is steepest).

Long-term munis (those above 17 years) have often provided little extra yield in exchange for their generally longer duration or higher sensitivity to rising interest rates. Short-term munis (those with less than six years until maturity) have been generally less interest rate sensitive. However, typically, in terms of yield, little reward has been available in this part of the curve.

Source: Thompson Reuters Municipal Market Data, as of 4/30/2015. Historical performance is not indicative of future results; current data may differ from data quoted. Fund performance current to the most recent month end is available by visiting www.marketvectorsetfs.com or calling 1.888.MKT.VCTR.

We encourage you stay in touch with us through the videos, emails, and subscriptions available on our website (http://www.vaneck.com).

You may, in particular, be interested in subscribing to Muni Nation®, our weekly blog on the municipal bond market written by Jim Colby, senior municipal strategist and portfolio manager responsible for Market Vectors municipal bond investments. Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

1

MARKET VECTORS MUNICIPAL INCOME ETFs

(unaudited)

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the 12-month period ending April 30, 2015. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

Market Vectors ETF Trust

May 25, 2015

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

Management Discussion (unaudited)

During the 12-month period ended April 30, 2015, the municipal bond market (munis) continued to experience inflows. Building on their positive performances in the six months to October 31, 2014, all the Market Vectors Municipal Income ETFs performed positively for the full 12-month period under review. The performances of Long Municipal Index ETF, High-Yield Municipal Index ETF, and CEF Municipal Income ETF were particularly notable.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and ETF share values will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. ETF returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Current performance may be lower or higher than performance data quoted.

Short Municipal Index ETF/Pre-Refunded Municipal Index ETF

Among short munis, the state general obligation and transportation sectors contributed most to the total return of the Short Municipal Index ETF. All other sectors, except for pre-refunded, contributed positive performance. In terms of state/U.S. territory, New York and California contributed the most to the total return of the Fund, while New Jersey and Puerto Rico were the only two detractors from performance.

Munis from California contributed by far the most to the total return of the Pre-Refunded Municipal Index ETF. Grouped by state/U.S. territory, munis from New Jersey detracted the most from performance, but even then only minimally.

Intermediate Municipal Index ETF

Munis from New York and California contributed the most to the total return of the Fund, while when grouped by state/U.S. territory, those from Puerto Rico detracted the most from performance, but even then, nominally. The sectors with the largest and second largest average weightings in the index, state general obligation and local general obligation, were the two largest contributors to the Fund’s performance. Three sectors detracted from performance, and only minimally: pre-refunded, local general, and resource recovery.

Long Municipal Index ETF

All sectors, except taxable, contributed positively to the Fund’s total return, with the hospital and transportation sectors being the greatest contributors. Municipal bonds issued by New York contributed by far the most to performance. Grouped by state/U.S. territory, municipal bonds issued by three states were detractors from performance: Maryland, Puerto Rico, and Utah.

3

MARKET VECTORS MUNICIPAL INCOME ETFs

(unaudited)

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

While the hospital and the industrial development revenue/pollution control revenue (IDR/PCR) sectors contributed most to performance of the Short High-Yield Municipal ETF, the electric sector was the one detractor from performance. Every single state/U.S. territory represented in the Fund contributed positively to the Fund’s total return, except for six: Arkansas, Georgia, New Hampshire, Louisiana, Puerto Rico, and Rhode Island. Munis from Texas and New Jersey contributed the most to performance.

In the High-Yield Municipal Index ETF, every sector except two – electric and pre-refunded – contributed to overall performance. While the hospital and IDR/PCR sectors contributed by far the most to total return, the housing and resource recovery sectors contributed the least. Munis from New York made the greatest contribution to performance while those from Nevada and Puerto Rico detracted most from performance.

CEF Municipal Income ETF

Over the 12 months under review, the average discount at which municipal closed-end funds (CEFs) traded first widened and then narrowed back nearly to its value at the beginning of the period. From a starting point of approximately -5.9% on May 1, 2014, the average discount had, by April 30, 2015, the end of the period, only widened to approximately -6.0%. Since many municipal CEFs use leverage, and short-term rates remained low during the period under review, the cost of leverage, remained relatively low. This was beneficial to the municipal closed-end fund market and the Fund returned a commendable 10.02% for the 12-month period.

4

MARKET VECTORS CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	CEFMXTR[2]
One Year	10.55%	10.02%	10.49%
Life* (annualized)	7.58%	7.41%	7.85%
Life* (cumulative)	32.05%	31.24%	33.27%
* since 7/12/11

Commencement date for the Market Vectors CEF Municipal Income ETF was 7/12/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.57% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes, and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

5

MARKET VECTORS CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security. Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns.

Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of shares of municipal closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

CEF Municipal Income ETF (XMPT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for XMPT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 13, 2011* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	1	0.1%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	3	0.3%
Greater than or Equal to 0.5% And Less Than 1.0%	24	2.5%
Greater than or Equal to 0.0% And Less Than 0.5%	631	66.0%
Greater than or Equal to -0.5% And Less Than 0.0%	284	29.8%
Greater than or Equal to -1.0% And Less Than -0.5%	8	0.8%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.1%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	1	0.1%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	956	100.0%

* First day of secondary market trading.

6

MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	LMEHTR[2]
One Year	9.01%	9.08%	9.65%
Five Year	6.08%	6.14%	7.42%
Life* (annualized)	9.40%	9.38%	10.65%
Life* (cumulative)	75.04%	74.90%	87.92%
* since 2/4/2009

Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Funds or security.

7

MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Custom High Yield Composite Index (LMEHTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the High Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing, and special tax.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

High-Yield Municipal Index ETF (HYD)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HYD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2010 through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	2	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	8	0.6%
Greater than or Equal to 0.5% And Less Than 1.0%	211	16.8%
Greater than or Equal to 0.0% And Less Than 0.5%	546	43.3%
Greater than or Equal to -0.5% And Less Than 0.0%	248	19.7%
Greater than or Equal to -1.0% And Less Than -0.5%	105	8.3%
Greater than or Equal to -1.5% And Less Than -1.0%	65	5.2%
Greater than or Equal to -2.0% And Less Than -1.5%	16	1.3%
Greater than or Equal to -2.5% And Less Than -2.0%	23	1.8%
Greater than or Equal to -3.0% And Less Than -2.5%	19	1.5%
Greater than or Equal to -3.5% And Less Than -3.0%	7	0.6%
Greater than or Equal to -4.0% And Less Than -3.5%	3	0.2%
Greater than or Equal to -4.5% And Less Than -4.0%	2	0.2%
Greater than or Equal to -5.0% And Less Than -4.5%	1	0.1%
Less Than -5.0%	3	0.2%
	1259	100.0%
8

MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	LMT2TR2
One Year	4.53%	4.32%	5.25%
Five Year	4.78%	4.73%	5.49%
Life* (annualized)	4.87%	4.82%	5.67%
Life* (cumulative)	42.21%	41.70%	50.40%
* since 12/4/2007

Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund

9

MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Intermediate Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Intermediate Municipal Index ETF (ITM)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ITM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2010 through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	2	0.2%
Greater than or Equal to 0.0% And Less Than 0.5%	846	67.2%
Greater than or Equal to -0.5% And Less Than 0.0%	255	20.2%
Greater than or Equal to -1.0% And Less Than -0.5%	75	6.0%
Greater than or Equal to -1.5% And Less Than -1.0%	42	3.3%
Greater than or Equal to -2.0% And Less Than -1.5%	29	2.3%
Greater than or Equal to -2.5% And Less Than -2.0%	9	0.7%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	1	0.1%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	1259	100.0%
10

MARKET VECTORS LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	LMT3TR2
One Year	7.30%	7.25%	8.16%
Five Year	5.46%	5.48%	6.37%
Life* (annualized)	4.09%	4.08%	5.65%
Life* (cumulative)	34.12%	34.03%	49.54%
* since 1/2/2008

Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

11

MARKET VECTORS LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Long Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Long Municipal Index ETF (MLN)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MLN is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2010 through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	7	0.6%
Greater than or Equal to 0.0% And Less Than 0.5%	567	45.0%
Greater than or Equal to -0.5% And Less Than 0.0%	346	27.5%
Greater than or Equal to -1.0% And Less Than -0.5%	147	11.7%
Greater than or Equal to -1.5% And Less Than -1.0%	76	6.0%
Greater than or Equal to -2.0% And Less Than -1.5%	65	5.1%
Greater than or Equal to -2.5% And Less Than -2.0%	30	2.4%
Greater than or Equal to -3.0% And Less Than -2.5%	9	0.7%
Greater than or Equal to -3.5% And Less Than -3.0%	9	0.7%
Greater than or Equal to -4.0% And Less Than -3.5%	1	0.1%
Greater than or Equal to -4.5% And Less Than -4.0%	1	0.1%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	1259	100.0%
12

MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	LMPETR[2]
One Year	(0.50)%	0.43%	0.80%
Five Year	0.78%	0.99%	1.51%
Life* (annualized)	1.02%	1.18%	1.70%
Life* (cumulative)	6.51%	7.59%	11.10%
* since 2/2/2009

Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund

13

MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Pre-Refunded-Treasury-Escrowed Index (LMPETR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Pre-Refunded Index is comprised of pre- refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. To be included in the Pre-Refunded Index, bonds must have an explicit or implicit credit rating of AAA.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Pre-Refunded Municipal Index ETF (PRB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PRB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2010 through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	4	0.3%
Greater than or Equal to 0.0% And Less Than 0.5%	189	15.0%
Greater than or Equal to -0.5% And Less Than 0.0%	681	54.0%
Greater than or Equal to -1.0% And Less Than -0.5%	298	23.7%
Greater than or Equal to -1.5% And Less Than -1.0%	84	6.7%
Greater than or Equal to -2.0% And Less Than -1.5%	1	0.1%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.2%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	1259	100.0%
14

MARKET VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	BMHYTR[2]
One Year	3.91%	3.91%	6.55%
Life* (annualized)	4.58%	4.46%	7.38%
Life* (cumulative)	5.97%	5.81%	9.64%
* since 1/13/2014

Commencement date for the Market Vectors Short High-Yield Municipal Index ETF was 1/13/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/13/14) to the first day of secondary market trading in shares of the Fund (1/14/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

15

MARKET VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

[2]	Barclays Municipal High Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the BMHYTR’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing, and special tax.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Short High-Yield Municipal Index ETF (SHYD)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SHYD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 14, 2014* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	2	0.6%
Greater than or Equal to 0.5% And Less Than 1.0%	53	16.3%
Greater than or Equal to 0.0% And Less Than 0.5%	195	59.8%
Greater than or Equal to -0.5% And Less Than 0.0%	74	22.7%
Greater than or Equal to -1.0% And Less Than -0.5%	2	0.6%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	326	100.0%

* First day of secondary market trading.

16

MARKET VECTORS SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	LMT1TR2
One Year	0.64%	0.75%	1.45%
Five Year	1.83%	1.93%	2.53%
Life* (annualized)	2.70%	2.75%	3.35%
Life* (cumulative)	21.10%	21.54%	26.72%
* since 2/22/2008

Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.20%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

17

MARKET VECTORS SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The LMT1TR has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Short Municipal Index ETF (SMB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SMB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2010 through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	8	0.6%
Greater than or Equal to 0.0% And Less Than 0.5%	750	59.6%
Greater than or Equal to -0.5% And Less Than 0.0%	402	31.9%
Greater than or Equal to -1.0% And Less Than -0.5%	70	5.6%
Greater than or Equal to -1.5% And Less Than -1.0%	26	2.1%
Greater than or Equal to -2.0% And Less Than -1.5%	3	0.2%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	1259	100.0%
18

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	November 1, 2014-
	November 1, 2014	April 30, 2015	During Period	April 30, 2015
CEF Municipal Income ETF
Actual	$1,000.00	$1,047.80	0.40%	$2.03
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,032.20	0.35%	$1.76
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Intermediate Municipal Index ETF
Actual	$1,000.00	$1,008.90	0.24%	$1.20
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Long Municipal Index ETF
Actual	$1,000.00	$1,014.40	0.24%	$1.20
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$ 999.60	0.24%	$1.19
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,014.80	0.35%	$1.75
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Short Municipal Index ETF
Actual	$1,000.00	$ 999.30	0.20%	$0.99
Hypothetical**	$1,000.00	$1,023.80	0.20%	$1.00
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2015) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
19

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
35,914	Alliance Bernstein National Municipal Income Fund, Inc.	$483,402
14,709	BlackRock Investment Quality Municipal Trust, Inc.	229,460
18,380	BlackRock Long-Term Municipal Advantage Trust	209,716
52,666	BlackRock Muni Intermediate Duration Fund, Inc.	762,077
30,064	BlackRock MuniAssets Fund, Inc.	427,510
11,355	BlackRock Municipal 2018 Term Trust	178,614
16,614	BlackRock Municipal 2020 Term Trust	269,978
10,082	BlackRock Municipal Bond Trust	166,857
12,049	BlackRock Municipal Income Investment Quality Trust	177,723
33,107	BlackRock Municipal Income Quality Trust	478,396
43,947	BlackRock Municipal Income Trust	629,321
20,240	BlackRock Municipal Income Trust II	304,005
97,725	BlackRock Municipal Target Term Trust	2,032,680
36,276	BlackRock MuniEnhanced Fund, Inc.	423,341
11,225	BlackRock MuniHoldings Fund II, Inc.	171,518
13,439	BlackRock MuniHoldings Fund, Inc.	231,823
47,262	BlackRock MuniHoldings Investment Quality Fund	677,264
28,017	BlackRock MuniHoldings Quality Fund II, Inc.	384,954
18,002	BlackRock MuniHoldings Quality Fund, Inc.	239,787
17,412	BlackRock MuniVest Fund II, Inc.	283,119
53,749	BlackRock MuniVest Fund, Inc.	548,777
45,186	BlackRock MuniYield Fund, Inc.	673,723
11,692	BlackRock MuniYield Investment Fund	183,447
27,754	BlackRock MuniYield Quality Fund II, Inc.	373,014
83,526	BlackRock MuniYield Quality Fund III, Inc.	1,207,786
30,523	BlackRock MuniYield Quality Fund, Inc.	473,717
32,868	Deutsche Municipal Income Trust	451,935
24,690	Dreyfus Municipal Bond Infrastructure Fund, Inc.	305,909
17,424	Dreyfus Municipal Income, Inc.	169,187
60,488	Dreyfus Strategic Municipal Bond Fund, Inc.	488,138
75,283	Dreyfus Strategic Municipals, Inc.	625,602
93,602	Eaton Vance Municipal Bond Fund	1,189,681
12,380	Eaton Vance Municipal Bond Fund II	158,464
15,313	Eaton Vance Municipal Income 2028 Term Trust	269,968
16,552	Eaton Vance Municipal Income Trust	225,107
18,715	Eaton Vance National Municipal Opportunities Trust	396,009
55,321	Invesco Advantage Municipal Income Trust II	646,703
58,098	Invesco Municipal Income Opportunities Trust	413,658
92,530	Invesco Municipal Opportunity Trust	1,196,413
76,375	Invesco Municipal Trust	966,908
73,357	Invesco Quality Municipal Income Trust	914,028
74,353	Invesco Trust for Investment Grade Municipals	989,638
40,483	Invesco Value Municipal Income Trust	650,157
Number of Shares		Value

27,322	MainStay Defined Term Municipal Opportunities Fund	$513,927
43,703	MFS High Income Municipal Trust	212,834
56,719	MFS Municipal Income Trust	380,584
18,218	Neuberger Berman Intermediate Municipal Fund, Inc.	284,383
98,684	Nuveen AMT-Free Municipal Income Fund	1,381,576
9,621	Nuveen AMT-Free Municipal Value Fund	168,175
53,809	Nuveen Dividend Advantage Municipal Fund	771,621
41,406	Nuveen Dividend Advantage Municipal Fund 2	584,239
55,605	Nuveen Dividend Advantage Municipal Fund 3	784,031
40,720	Nuveen Dividend Advantage Municipal Income Fund	585,146
17,440	Nuveen Enhanced Municipal Value Fund	273,285
120,030	Nuveen Insured Municipal Opportunity Fund, Inc.	1,750,037
58,959	Nuveen Insured Quality Municipal Fund, Inc.	780,617
57,404	Nuveen Intermediate Duration Municipal Term Fund	743,956
16,056	Nuveen Intermediate Duration Quality Municipal Term Fund	206,320
40,763	Nuveen Investment Quality Municipal Fund, Inc.	639,571
55,049	Nuveen Municipal Advantage Fund, Inc.	758,025
41,513	Nuveen Municipal High Income Opportunity Fund	572,879
64,390	Nuveen Municipal Market Opportunity Fund, Inc.	876,992
197,678	Nuveen Municipal Value Fund, Inc.	1,951,082
83,512	Nuveen Performance Plus Municipal Fund, Inc.	1,247,669
27,566	Nuveen Premier Municipal Income Fund, Inc.	378,481
97,734	Nuveen Premium Income Municipal Fund 2, Inc.	1,369,253
54,602	Nuveen Premium Income Municipal Fund 4, Inc.	737,673
89,326	Nuveen Premium Income Municipal Fund, Inc.	1,236,272
68,952	Nuveen Quality Income Municipal Fund, Inc.	956,364
49,354	Nuveen Select Quality Municipal Fund, Inc.	693,424
17,164	Nuveen Select Tax-Free Income 2 Portfolio	239,266
12,621	Nuveen Select Tax-Free Income 3 Portfolio	185,529
16,030	Nuveen Select Tax-Free Income Portfolio	230,832
16,003	PIMCO Municipal Income Fund	246,126
50,444	PIMCO Municipal Income Fund II	637,108
23,169	PIMCO Municipal Income Fund III	264,822
14,120	Pioneer Municipal High Income Advantage Trust	217,448
15,196	Pioneer Municipal High Income Trust	223,533

See Notes to Financial Statements

20

Number of Shares		Value

79,102	Putnam Managed Municipal Income Trust	$580,609
56,236	Putnam Municipal Opportunities Trust	680,456
41,747	Western Asset Managed Municipals Fund, Inc.	596,147
8,321	Western Asset Municipal Defined Opportunity Trust, Inc.	200,120
25,740	Western Asset Municipal High Income Fund, Inc.	202,574
12,213	Western Asset Municipal Partners Fund, Inc.	191,622
Total Closed-End Funds (Cost: $48,723,246)		47,814,122
Number of Shares		Value

MONEY MARKET FUND: 0.0% (Cost: $22,971)
Money Market Fund: 0.0%
22,971	Dreyfus Tax Exempt Cash Management Fund — Class B Shares	$22,971
Total Investments: 99.8% (Cost: $48,746,217)		47,837,093
Other assets less liabilities: 0.2%		84,252
NET ASSETS: 100.0%		$47,921,345

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	100.0%	$47,814,122
Money Market Fund	0.0	22,971
	100.0%	$47,837,093

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$47,814,122	$—	$—	$47,814,122
Money Market Fund	22,971	—	—	22,971
Total	$47,837,093	$—	$—	$47,837,093

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

21

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.7%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$1,995,000	6.45%, 06/04/15 (c)	$2,002,960
2,250,000	6.45%, 06/04/15 (c)	2,258,977
	Alabama State University (RB) (XLCA)
1,540,000	4.63%, 08/01/16 (c)	1,434,325
20,000	5.00%, 08/01/16 (c)	20,338
485,000	5.25%, 08/01/16 (c)	494,050
665,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority (RB) 5.00%, 11/15/15 (c)	677,043
30,000	Butler County Public Education Cooperative District (RB) (XLCA) 4.63%, 07/01/17 (c)	32,528
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
5,070,000	6.00%, 10/01/23 (c)	5,698,426
11,750,000	6.50%, 10/01/23 (c)	13,673,945
1,145,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,155,534
100,000	Montgomery Medical Clinic Board (RB) 5.25%, 03/01/16 (c)	102,485
		27,550,611
Alaska: 0.6%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 05/20/15 (c)	25,097
7,245,000	5.00%, 05/20/15 (c)	5,682,471
4,670,000	5.00%, 05/20/15 (c)	4,053,560
		9,761,128
Arizona: 3.1%
1,235,000	Apache County Industrial Development Authority (RB) 4.50%, 03/01/22 (c)	1,330,293
950,000	Arizona Health Facilities Authority (RB) 4.00%, 02/01/17	1,001,025
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	229,432
350,000	5.00%, 02/01/21	407,890
2,165,000	5.00%, 02/01/22 (c)	2,380,158
730,000	5.00%, 02/01/22 (c)	794,736
1,010,000	5.00%, 02/01/22 (c)	1,083,892
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
410,000	5.10%, 10/01/16 (c)	416,650
3,210,000	5.20%, 10/01/16 (c)	3,142,076
230,000	City of Glendale, Arizona Municipal Property Corp., Series C (RB) 4.00%, 01/01/23 (c)	230,292
Principal Amount		Value

Arizona: (continued)
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
$5,150,000	5.00%, 01/01/16 (c)	$5,165,141
3,750,000	5.00%, 01/01/16 (c)	3,770,700
	Industrial Development Authority of Phoenix (RB)
380,000	3.00%, 07/01/20	379,992
675,000	5.00%, 07/01/25 (c)	670,795
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
750,000	3.75%, 07/01/24	758,685
500,000	5.00%, 07/01/24 (c)	514,775
1,000,000	5.00%, 07/01/24 (c)	1,056,340
500,000	Industrial Development Authority of the City of Phoenix/The (RB) 5.00%, 07/01/25 (c)	502,735
295,000	Industrial Development Authority of the County of Pima/The (RB) 6.00%, 07/01/20 (c)	297,702
35,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	39,932
400,000	Peoria Industrial Development Authority (RB) 5.00%, 11/15/24	409,912
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,490,000	5.50%, 07/01/17 (c)	5,439,986
2,720,000	5.63%, 07/01/17 (c)	2,599,558
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,559,768
115,000	Salt Verde Financial Corp (RB) 5.25%, 12/01/25	138,871
	Salt Verde Financial Corp. (RB)
5,835,000	5.00%, 12/01/32	6,645,773
5,155,000	5.00%, 12/01/37	5,899,794
30,000	5.25%, 12/01/23	36,047
20,000	5.25%, 12/01/24	24,201
50,000	5.25%, 12/01/27	60,137
260,000	5.50%, 12/01/29	315,957
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,085,550
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	951,720
		49,340,515
Arkansas: 0.0%
35,000	County of Howard, Arkansas (RB) (AGO) 4.50%, 06/01/17 (c)	35,609

See Notes to Financial Statements

22

Principal Amount		Value

California: 8.9%
$200,000	Alameda Corridor Transportation Authority (RB) (AMBAC) 5.40%, 10/01/17 (c)	$217,960
70,000	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 1.57%, 10/01/17 ^	66,665
	California County Tobacco Securitization Agency (RB)
100,000	5.00%, 06/04/15 (c)	99,075
105,000	5.25%, 05/20/15 (c)	83,270
30,000	5.88%, 06/04/15 (c)	30,004
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,192,376
15,000	5.00%, 06/01/17 (c)	12,497
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	971,750
2,945,000	5.60%, 12/01/18 (c)	2,719,060
2,500,000	5.70%, 12/01/18 (c)	2,213,225
94,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 06/01/16 (c) ^	927,990
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
500,000	5.13%, 06/04/15 (c)	424,180
2,000,000	5.25%, 06/04/15 (c)	1,676,040
150,000	California Housing Finance Agency, Series G (RB) 4.95%, 02/01/17 (c)	154,862
	California Municipal Finance Authority (RB)
25,000	5.50%, 02/01/19 (c)	27,954
1,000,000	5.63%, 03/01/25 (c)	999,190
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,102,270
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	921,706
930,000	7.00%, 06/01/22 (c)	1,053,923
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,582,725
	California Statewide Communities Development Authority (RB)
110,000	5.00%, 08/15/17 (c)	115,649
45,000	5.25%, 07/01/15 (c)	40,303
6,160,000	5.25%, 12/01/24 (c)	6,721,114
2,750,000	5.25%, 12/01/24 (c)	3,051,097
4,170,000	5.50%, 12/01/24 (c)	4,600,427
Principal Amount		Value

California: (continued)
$1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	$1,046,939
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,074,000
3,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB) 5.13%, 07/15/17 (c)	2,920,920
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,845,000	5.00%, 07/01/15 (c)	1,608,969
2,410,000	5.25%, 07/01/15 (c)	2,153,769
3,210,000	5.25%, 07/01/15 (c)	2,824,639
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	756,030
500,000	5.25%, 07/01/17 (c)	499,965
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 06/04/15 (c)	900,027
10,000,000	7.10%, 06/01/16 (c) ^	1,107,100
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 06/04/15 (c)	3,175,095
204,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 06/01/16 (c) ^	1,826,185
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,420
280,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	312,312
8,225,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	9,557,861
	Foothill-Eastern Transportation Corridor Agency (RB)
1,000,000	5.75%, 01/15/24 (c)	1,169,810
1,000,000	6.00%, 01/15/24 (c)	1,177,740
2,500,000	6.00%, 01/15/24 (c)	2,950,500
1,000,000	6.50%, 01/15/24 (c)	1,191,720

See Notes to Financial Statements

23

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$310,000	Foothill-Eastern Transportation Corridor Agency, Series B (RB) 5.00%, 07/15/17 (c) (p)	$333,889
26,920,000	Golden State Tobacco Securitization Corp. (RB) 7.92%, 06/01/17 (c) ^	2,222,515
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
5,640,000	4.50%, 06/01/17 (c)	5,481,121
3,495,000	5.00%, 06/01/17 (c)	2,935,590
4,850,000	5.13%, 06/01/17 (c)	3,863,316
5,220,000	5.75%, 06/01/17 (c)	4,508,044
2,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	1,659,540
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
50,000	5.00%, 09/01/17 (c)	51,521
465,000	5.50%, 09/01/17 (c)	483,223
25,000,000	Inland Empire Tobacco Securitization Authority (RB) 7.63%, 06/01/17 (c) ^	5,025,750
5,400,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,339,358
655,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB) 5.75%, 06/01/21 (c)	663,325
94,500,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series E (RB) 11.09%, 06/01/17 (c) ^	817,425
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	541,915
165,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	173,077
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,114,040
750,000	Poway Unified School District Public Financing Authority (ST) 5.00%, 09/01/25 (c)	843,953
1,000,000	River Islands Public Financing Authority (ST) 5.50%, 09/01/22 (c)	1,033,810
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,436,388
20,000	San Francisco City & County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	24,368
Principal Amount		Value

California: (continued)
	San Joaquin Hills Transportation Corridor Agency (RB)
$1,750,000	5.00%, 01/15/25 (c)	$1,926,330
5,460,000	5.00%, 01/15/25 (c)	5,945,285
500,000	5.00%, 01/15/25 (c)	566,460
3,300,000	5.00%, 01/15/25 (c)	3,660,822
75,000	San Jose Redevelopment Agency (AMBAC) (TA) 5.00%, 08/01/17 (c)	81,415
10,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,158,400
94,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	936,495
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,062,980
	Tobacco Securitization Authority of Northern California (RB)
40,000	5.38%, 06/01/15 (c)	34,066
5,010,000	5.50%, 06/01/15 (c)	4,152,589
	Tobacco Securitization Authority of Southern California (RB)
3,175,000	5.00%, 05/20/15 (c)	2,723,420
5,760,000	5.13%, 05/20/15 (c)	4,801,075
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	821,235
1,160,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	1,282,194
2,365,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	2,371,693
		143,455,940
Colorado: 1.7%
1,500,000	City of Lakewood, Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,572,345
	Colorado Health Facilities Authority (RB)
2,060,000	5.00%, 06/01/22 (c)	2,189,656
350,000	5.00%, 12/01/22 (c)	383,919
35,000	5.25%, 12/01/15 (c)	36,004
1,670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB) 4.00%, 12/01/22 (c)	1,709,445
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 06/04/15 (c)	1,652,094

See Notes to Financial Statements

24

Principal Amount		Value

Colorado: (continued)
$950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 06/04/15 (c)	$951,463
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,027,020
1,500,000	7.00%, 06/01/22 (c)	1,545,300
	Denver Convention Center Hotel Authority (RB) (XLCA)
25,000	5.00%, 11/01/16 (c)	25,686
2,000,000	5.25%, 11/01/16 (c)	2,117,340
25,000	Denver Health & Hospital Authority (RB) 4.75%, 12/01/16 (c)	26,094
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
3,650,000	5.25%, 10/01/17 (c)	3,830,456
2,000,000	5.75%, 10/01/17 (c)	2,130,980
	E-470 Public Highway Authority (RB)
25,000	5.25%, 09/01/20 (c)	28,674
9,000,000	5.38%, 09/01/40 ^	3,172,860
5,145,000	5.82%, 09/01/26 (c) ^	1,828,276
2,500,000	Salida Hospital District (RB) 5.25%, 10/01/16 (c)	2,519,050
		26,746,662
Connecticut: 0.7%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 06/04/15 (c)	1,331,197
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
705,000	7.00%, 04/01/20 (c)	797,418
1,500,000	7.88%, 04/01/20 (c)	1,776,300
2,000,000	Mohegan Tribal Finance Authority (RB) 7.00%, 02/01/23 (c)	1,960,520
	Town of Hamden, Connecticut, Series A (RB)
1,490,000	7.63%, 01/01/20 (c)	1,576,390
3,000,000	7.75%, 01/01/20 (c)	3,139,620
		10,581,445
Delaware: 0.2%
2,360,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	2,585,876
District of Columbia: 1.9%
	District of Columbia Provident Group-Howard Properties, LLC (RB)
4,175,000	5.00%, 10/01/22 (c)	4,260,253
305,000	5.00%, 10/01/22 (c)	316,251
2,065,000	5.00%, 10/01/22 (c)	2,158,441
19,000	District of Columbia Tobacco Settlement Financing Corp (RB) 6.50%, 05/15/33	23,903
Principal Amount		Value

District of Columbia: (continued)
	District of Columbia, The Howard University Issue, Series A (RB)
$1,725,000	6.25%, 04/01/21 (c)	$1,973,072
2,560,000	6.50%, 04/01/21 (c)	2,953,165
2,485,000	6.50%, 04/01/21 (c)	2,870,920
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
13,355,000	5.00%, 04/01/22 (c)	14,178,202
205,000	5.04%, 10/01/37 ^	74,159
1,595,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.00%, 10/01/28 (c)	1,717,703
		30,526,069
Florida: 5.5%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,870,069
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,782,940
1,000,000	8.13%, 11/15/21 (c)	1,165,550
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	2,005,060
	Capital Trust Agency, Inc. (RB)
500,000	6.50%, 12/01/22 (c)	502,625
485,000	6.75%, 12/01/22 (c)	491,096
615,000	6.75%, 12/01/22 (c)	618,358
2,000,000	7.75%, 01/01/21 (c)	1,907,980
	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	361,585
1,660,000	5.88%, 11/15/17 (c)	1,662,855
1,640,000	5.88%, 11/15/17 (c)	1,646,626
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	60,683
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
120,000	5.00%, 10/01/23 (c)	135,053
175,000	6.00%, 10/01/23 (c)	209,858
3,850,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	4,542,461
	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB)
505,000	5.50%, 08/15/20 (c)	587,047
70,000	6.00%, 08/15/20 (c)	81,589
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,023,850
1,000,000	7.00%, 06/01/22 (c)	1,029,020

See Notes to Financial Statements

25

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
$360,000	5.63%, 06/15/24 (c)	$361,886
450,000	5.88%, 06/15/24 (c)	452,331
695,000	6.00%, 06/15/24 (c)	699,789
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,011,510
2,850,000	7.63%, 06/15/21 (c)	3,135,684
	Halifax Hospital Medical Center (RB)
145,000	5.00%, 06/01/16 (c)	148,918
110,000	5.25%, 06/01/16 (c)	113,974
2,590,000	Lake County, Florida Industrial Development, Crane’s View Lodge Project, Series A (RB) 7.13%, 11/01/17 (c)	2,343,432
	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
130,000	5.00%, 05/15/17 (c)	137,099
335,000	5.13%, 11/15/16 (c)	350,001
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
3,750,000	5.25%, 06/15/17 (c)	3,827,812
3,500,000	5.38%, 06/15/17 (c)	3,565,065
2,825,000	5.75%, 06/15/22 (c)	2,950,317
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	108,498
800,000	5.50%, 11/15/21 (c)	901,592
2,000,000	5.50%, 11/15/21 (c)	2,211,940
	Miami Beach Health Facilities Authority (RB)
1,950,000	4.25%, 11/15/19 (c)	1,982,916
1,550,000	5.00%, 11/15/24 (c)	1,683,548
4,910,000	5.00%, 11/15/24 (c)	5,353,471
1,000,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	1,067,680
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
3,000,000	4.25%, 05/01/23 (c)	3,203,040
1,000,000	5.00%, 05/01/23 (c)	1,055,900
500,000	Orange County Industrial Development Authority/FL (RB) 8.00%, 07/01/24 (c)	506,050
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,780,937
1,200,000	5.50%, 07/01/17 (c)	1,216,920
1,100,000	5.70%, 07/01/15 (c)	1,103,663
Principal Amount		Value

Florida: (continued)
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
$3,440,000	5.00%, 05/15/23 (c)	$3,492,219
1,500,000	5.00%, 05/15/23 (c)	1,562,355
2,000,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	2,280,400
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	543,315
	Sarasota County, Florida Health Facilities Authority (RB)
4,555,000	5.75%, 07/01/17 (c)	4,600,504
1,785,000	5.75%, 07/01/17 (c)	1,810,079
4,595,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB) 7.38%, 01/01/18 (c)	4,716,722
425,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	497,488
935,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,081,384
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	2,363,598
1,315,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,524,532
		88,430,874
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority (RB) (XLCA) 4.50%, 07/01/15 (c)	14,885
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
200,000	6.00%, 09/01/20 (c)	223,562
2,100,000	6.13%, 09/01/20 (c)	2,308,719
100,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	100,450
79,000	Georgia Local Government, Series A (CP) (NATL) 4.75%, 06/01/28	83,661
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	4,920,000
5,000,000	5.00%, 04/01/24 (c)	5,390,750
		13,042,027

See Notes to Financial Statements

26

Principal Amount		Value

Guam: 1.8%
$1,000,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	$1,142,140
60,000	Government of Guam, Series A (GO) 5.00%, 11/15/17 (c)	62,803
1,950,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	2,158,435
2,250,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	2,689,425
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,358,556
	Guam Government Waterworks Authority (RB)
3,950,000	5.00%, 07/01/24 (c)	4,381,419
355,000	5.50%, 07/01/20 (c)	396,950
3,435,000	5.50%, 07/01/23 (c)	3,957,807
155,000	5.63%, 07/01/20 (c)	172,992
	Guam Power Authority, Series A (RB)
1,300,000	5.00%, 10/01/22 (c)	1,414,764
250,000	5.50%, 10/01/20 (c)	277,905
	Territory of Guam (RB)
1,250,000	5.00%, 01/01/22 (c)	1,386,637
1,275,000	6.50%, 05/01/21 (c)	1,533,838
	Territory of Guam, Series A (GO)
1,000,000	5.25%, 11/15/17 (c)	1,047,900
5,170,000	7.00%, 11/15/19 (c)	6,220,906
		28,202,477
Hawaii: 0.2%
2,285,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 06/04/15 (c)	2,294,506
Illinois: 4.4%
	Chicago Board of Education (GO)
1,000,000	5.00%, 12/01/18	1,040,040
2,500,000	5.00%, 12/01/22 (c)	2,316,875
1,000,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/19	1,044,350
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	467,632
1,000,000	Chicago, Illinois Board of Education, Series F (GO) 5.00%, 12/01/20	1,046,430
	Chicago, Illinois, Series A (GO)
1,000,000	5.00%, 01/01/24 (c)	965,940
2,750,000	5.25%, 01/01/24 (c)	2,818,997
465,000	City of Harvey, Illinois, Series A (GO) 5.50%, 12/01/17 (c)	377,645
2,000,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,160,140
Principal Amount		Value

Illinois: (continued)
$3,600,000	Harvey, Illinois, Series A (GO) 5.63%, 12/01/17 (c)	$2,761,200
	Illinois Finance Authority (RB)
2,025,000	4.75%, 05/15/23 (c)	2,041,119
500,000	5.00%, 08/15/25 (c)	547,955
1,125,000	5.00%, 08/15/25 (c)	1,220,951
500,000	5.50%, 05/15/22 (c)	541,090
425,000	5.63%, 06/04/15 (c)	425,017
25,000	5.75%, 05/15/17 (c)	25,314
15,000	6.13%, 05/15/19 (c)	17,890
560,000	6.13%, 05/15/19 (c)	641,015
1,000,000	7.75%, 09/15/20 (c)	1,162,190
	Illinois Finance Authority, Centegra Health System, Series A (RB)
535,000	4.63%, 09/01/24 (c)	544,502
2,000,000	5.00%, 09/01/24 (c)	2,138,180
20,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	21,671
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4,800,000	5.13%, 05/15/23 (c)	4,912,464
1,500,000	5.25%, 05/15/23 (c)	1,542,495
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
1,000,000	8.13%, 02/15/20 (c)	1,063,150
3,000,000	8.25%, 02/15/20 (c)	3,189,480
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 04/01/16 (c)	1,000,830
3,000,000	5.00%, 04/01/16 (c)	3,010,650
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,047,590
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,351,327
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 05/26/15 (c)	180,099
610,000	8.00%, 05/15/20 (c)	365,579
1,625,000	8.13%, 05/15/20 (c)	973,651
720,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	756,612
	Illinois Finance Authority, Roosevelt University Project (RB)
1,000,000	6.25%, 10/01/19 (c)	1,080,790
2,000,000	6.50%, 10/01/19 (c)	2,149,060
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
655,000	5.75%, 02/15/20 (c)	736,449
2,070,000	6.00%, 02/15/20 (c)	2,302,482
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	7,949,900
1,565,000	8.00%, 05/15/20 (c)	1,784,836

See Notes to Financial Statements

27

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 05/26/15 (c)	$150,323
600,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 05/26/15 (c)	601,194
	Illinois Railsplitter Tobacco Settlement Authority (RB)
350,000	5.25%, 06/01/20	405,885
200,000	5.38%, 06/01/21	236,404
1,635,000	5.50%, 06/01/21 (c)	1,934,990
670,000	Metropolitan Pier & Exposition Authority (RB) 1.47%, 06/15/18 ^	638,972
30,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) 1.22%, 06/15/17 ^	29,270
	Railsplitter Tobacco Settlement Authority (RB)
1,030,000	5.00%, 06/01/18	1,138,160
500,000	5.00%, 06/01/19	564,015
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	4,099,440
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	109,001
		70,631,241
Indiana: 3.2%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,665,135
3,000,000	7.13%, 11/15/22 (c)	3,320,490
55,000	City of Anderson Economic Development, Anderson University Project (RB) 4.75%, 06/04/15 (c)	55,023
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	174,790
525,000	5.00%, 04/01/17 (c)	526,964
795,000	5.00%, 04/01/17 (c)	803,594
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	1,049,000
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,121,996
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,637,183
1,250,000	5.25%, 09/01/24 (c)	1,384,887
Principal Amount		Value

Indiana: (continued)
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
$1,475,000	5.13%, 08/15/20 (c)	$1,644,404
1,200,000	5.50%, 08/15/20 (c)	1,309,836
2,500,000	5.50%, 08/15/20 (c)	2,763,000
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,100,000	5.00%, 07/01/23 (c)	1,180,597
3,000,000	5.00%, 07/01/23 (c)	3,202,560
7,400,000	5.25%, 07/01/23 (c)	8,005,764
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
5,200,000	5.00%, 06/01/22 (c)	5,540,496
2,570,000	5.00%, 06/01/22 (c)	2,757,970
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,040,000	5.75%, 08/01/22 (c)	1,065,854
350,000	6.00%, 06/01/20 (c)	384,871
20,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	21,355
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,027,120
3,000,000	5.75%, 09/01/17 (c)	3,038,010
1,160,000	5.80%, 09/01/17 (c)	1,175,451
		50,856,350
Iowa: 2.4%
3,000,000	City of Coralville, Iowa, Series D (CP) 5.25%, 06/01/16 (c)	3,014,460
	Iowa Finance Authority (RB)
163,200	2.00%, 06/04/15 (c) §	816
870,000	2.70%, 11/15/24 (c) §	354,699
5,645,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	5,883,275
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
3,840,000	5.00%, 12/01/19	4,160,640
3,525,000	5.25%, 12/01/23 (c)	3,956,143
2,700,000	5.50%, 12/01/18 (c)	2,886,327
1,500,000	Iowa Higher Education Loan Authority (RB) 5.00%, 10/01/25 (c)	1,503,555
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	19,082
2,065,000	5.00%, 09/01/23 (c)	2,014,056
2,750,000	5.00%, 09/01/23 (c)	2,579,775
620,000	5.75%, 09/01/20 (c)	662,017
1,345,000	6.00%, 09/01/20 (c)	1,428,982
10,000,000	Iowa Tobacco Settlement Authority (RB) 7.15%, 06/04/15 (c) ^	1,120,400

See Notes to Financial Statements

28

Principal Amount		Value

Iowa: (continued)
	Iowa Tobacco Settlement Authority, Series C (RB)
$3,000,000	5.38%, 06/04/15 (c)	$2,705,010
7,290,000	5.50%, 06/04/15 (c)	6,597,669
160,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 06/04/15 (c)	146,558
		39,033,464
Kansas: 1.3%
2,255,000	Arkansas City Public Building Commission (RB) 6.25%, 09/01/19 (c)	2,458,153
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	2,004,940
1,000,000	5.00%, 05/15/17 (c)	1,006,680
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
11,550,000	5.13%, 01/01/17 (c)	11,584,650
100,000	5.13%, 01/01/17 (c)	100,300
1,000,000	5.25%, 01/01/17 (c)	1,004,960
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00lo%, 12/15/22 (c)	2,568,360
		20,728,043
Kentucky: 1.4%
4,750,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	4,874,972
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
2,000,000	5.38%, 11/15/22 (c)	2,074,460
1,000,000	5.50%, 11/15/22 (c)	1,027,240
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	561,388
2,100,000	6.00%, 06/01/20 (c)	2,402,820
1,325,000	6.38%, 06/01/20 (c)	1,523,829
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	2,300,120
	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB)
1,375,000	5.00%, 07/01/17	1,492,287
4,885,000	5.75%, 07/01/23 (c)	5,602,704
		21,859,820
Principal Amount		Value

Louisiana: 2.5%
	City of New Orleans, Louisiana (RB)
$200,000	5.00%, 06/01/21	$231,418
1,850,000	5.00%, 06/01/24 (c)	2,013,040
500,000	5.00%, 12/01/24 (c)	550,285
1,135,000	5.00%, 12/01/24 (c)	1,268,521
	Jefferson Parish Hospital Service District No. 2 (RB)
245,000	6.25%, 07/01/21 (c)	287,035
625,000	6.38%, 07/01/21 (c)	731,619
1,000,000	Juban Crossing Economic Development District (RB) 7.00%, 03/15/25 (c)	1,012,470
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 (d) * §	1,487,500
500,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	558,160
	Louisiana Local Government Environmental Facilities & Community Development Auth (RB)
1,000,000	6.25%, 11/15/25 (c)	1,003,030
2,000,000	6.50%, 11/01/20 (c)	2,403,380
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
1,065,000	6.50%, 08/01/20 (c)	1,278,703
2,300,000	6.50%, 11/01/20 (c)	2,763,887
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 07/01/16 (c)	510,629
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,589,881
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	2,062,060
15,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 6.38%, 05/15/21 (c)	17,709
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
1,525,000	5.25%, 05/15/17 (c)	1,593,228
1,050,000	5.38%, 05/15/17 (c)	1,096,168
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB) 7.50%, 07/01/23	3,339,082
2,025,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	2,177,199

See Notes to Financial Statements

29

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Louisiana: (continued)
$1,730,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	$1,827,589
	Tobacco Settlement Financing Corp. (RB)
2,750,000	5.00%, 05/15/20	3,188,405
2,160,000	5.00%, 05/15/23	2,552,278
4,000,000	5.25%, 05/15/23 (c)	4,465,440
		40,008,716
Maine: 0.5%
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,193,320
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,321,518
2,220,000	6.75%, 07/01/21 (c)	2,492,128
50,000	6.95%, 07/01/21 (c)	56,662
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 06/04/15 (c)	2,008,000
		8,071,628
Maryland: 1.4%
1,000,000	Anne Arundel County Consolidated Special Taxing District (ST) 5.25%, 07/01/24 (c)	1,024,830
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,501,602
	City of Baltimore, Maryland (RB) (XLCA)
15,000	4.60%, 09/01/16 (c)	15,244
45,000	5.00%, 09/01/16 (c)	46,074
25,000	5.25%, 09/01/16 (c)	25,875
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	58,241
2,990,000	5.25%, 04/01/17 (c)	2,967,216
2,000,000	5.25%, 04/01/17 (c)	2,012,280
2,955,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,099,115
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c) (d) §	1,100,000
4,265,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	4,724,895
	Maryland Health & Higher Educational Facilities Authority (RB)
1,000,000	5.00%, 07/01/19	1,134,420
20,000	5.75%, 01/01/18 (c)	21,520
Principal Amount		Value

Maryland: (continued)
$545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	$587,156
3,000,000	Maryland Health and Higher Educational Facilities Authority (RB) 5.00%, 07/01/24	3,545,610
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	46,874
		22,910,952
Massachusetts: 0.6%
	Massachusetts Development Finance Agency (RB)
500,000	4.00%, 07/01/25 (c)	484,800
3,325,000	5.00%, 07/01/25 (c)	3,571,349
2,675,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	2,715,981
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 06/04/15 (c)	282,881
	Massachusetts Development Finance Agency, Series H (RB)
50,000	5.00%, 07/01/16	52,032
320,000	5.50%, 07/01/21 (c)	352,544
	Massachusetts Health & Educational Facilities Authority (RB)
70,000	5.00%, 07/01/15 (c)	70,452
45,000	5.00%, 07/01/18 (c)	47,786
5,000	5.00%, 07/01/18 (c)	5,618
100,000	5.00%, 07/01/20 (c)	111,814
25,000	5.00%, 07/01/20 (c)	28,031
465,000	Massachusetts Health & Educational Facilities Authority, Jordan Hospital Issue, Series D (RB) 5.38%, 06/04/15 (c)	465,195
2,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	2,002,260
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	23,157
75,000	6.25%, 07/01/19 (c)	87,289
		10,301,189
Michigan: 2.4%
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	294,142
165,000	5.00%, 07/01/21	184,892
750,000	5.50%, 07/01/17 (c)	803,775

See Notes to Financial Statements

30

Principal Amount		Value

Michigan: (continued)
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
$25,000	5.00%, 07/01/21 (c)	$25,786
65,000	5.25%, 07/01/21 (c)	67,911
25,000	5.25%, 07/01/21 (c)	27,345
25,000	City of Detroit, Sewage Disposal System, Series A (RB) 5.00%, 07/01/22	28,283
345,000	Detroit Local Development Finance Authority (TA) 5.50%, 06/04/15 (c)	344,476
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
2,000,000	4.75%, 07/01/23 (c)	1,878,560
990,000	7.38%, 07/01/20 (c)	1,135,758
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,524,633
1,000,000	5.75%, 07/01/15 (c)	1,006,720
1,450,000	6.00%, 07/01/15 (c)	1,459,874
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,573,965
1,000,000	Michigan Finance Authority (RB) 6.75%, 07/01/24 (c)	1,067,380
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
520,000	5.00%, 07/01/24 (c)	554,991
100,000	5.00%, 07/01/24 (c)	107,837
650,000	5.00%, 07/01/24 (c)	704,574
500,000	Michigan Finance Authority, Series C (RB) 5.00%, 07/01/22 (c)	526,050
250,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	270,710
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	1,002,440
4,400,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 06/04/15 (c)	4,400,880
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,525,920
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
2,190,000	5.13%, 06/01/17 (c)	1,967,255
1,175,000	6.00%, 06/01/17 (c)	990,278
6,625,000	6.00%, 06/01/17 (c)	5,894,726
6,000,000	6.88%, 06/01/18 (c)	5,901,900
100,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.24%, 06/01/17 (c) ^	2,251,000
		38,522,061
Principal Amount		Value

Minnesota: 0.9%
$2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	$2,113,923
3,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	3,573,920
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	508,940
500,000	6.00%, 08/01/17 (c)	510,635
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,565,625
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,387,572
2,500,000	6.00%, 05/01/19 (c)	2,728,250
		14,388,865
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA) 5.00%, 03/01/16 (c)	284,640
55,000	Mississippi Hospital Equipment & Facilities Authority (RB) 5.00%, 08/15/17 (c)	58,637
80,000	Parkway East Public Improvement District (AGO) (SA) 4.63%, 05/01/16 (c)	81,563
		424,840
Missouri: 0.5%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,019,030
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 06/04/15 (c)	24,878
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,170,000	6.25%, 06/04/15 (c)	2,176,662
2,500,000	6.50%, 06/04/15 (c)	2,503,450
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
580,000	5.00%, 06/15/15 (c)	588,137
1,150,000	5.25%, 06/15/15 (c)	1,149,931
570,000	5.35%, 06/15/15 (c)	557,471
		8,019,559
Nebraska: 0.0%
20,000	Public Power Generation Agency (RB) (AMBAC) 5.00%, 01/01/17 (c)	20,855

See Notes to Financial Statements

31

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Nevada: 0.2%
	City of North Las Vegas, Nevada (GO)
$735,000	5.00%, 06/01/21 (c)	$612,358
1,485,000	5.00%, 06/01/21 (c)	1,271,234
	State of Nevada Department of Business & Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	1,001,580
1,000,000	5.13%, 12/15/25 (c)	997,640
		3,882,812
New Jersey: 5.6%
1,000,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,033,770
	Camden County Improvement Authority (RB)
1,000,000	5.00%, 02/15/24 (c)	1,104,510
1,000,000	5.00%, 02/15/24 (c)	1,096,620
340,000	5.00%, 02/15/24 (c)	393,258
1,000,000	5.00%, 02/15/24 (c)	1,130,220
2,500,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	2,799,225
	Casino Reinvestment Development Authority (RB)
7,000,000	5.25%, 11/01/24 (c)	7,519,260
2,500,000	5.25%, 11/01/24 (c)	2,697,600
235,000	City of Atlantic City, Series A (GO) 5.50%, 02/15/18	205,296
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	4,234,284
	New Jersey Economic Development Authority (RB)
100,000	4.00%, 06/15/19	108,142
175,000	5.00%, 06/15/22 (c)	195,949
135,000	5.00%, 06/15/22 (c)	148,269
60,000	5.50%, 06/20/23 (c)	67,110
15,000	5.75%, 04/01/31	17,429
4,000,000	New Jersey Economic Development Authority, ACR Energy Partners, LLC, Series A (RB) 10.50%, 06/01/16 (c) (d) §	1,160,000
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
495,000	4.25%, 06/15/22 (c)	524,898
1,150,000	5.00%, 06/15/17	1,235,813
200,000	5.00%, 06/15/19	224,150
50,000	5.00%, 06/15/22	57,499
840,000	5.00%, 06/15/22 (c)	956,063
500,000	5.00%, 06/15/22 (c)	552,135
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
$3,220,000	4.88%, 09/15/19	$3,401,511
2,150,000	5.25%, 08/20/22 (c)	2,364,570
2,215,000	5.50%, 06/04/15 (c)	2,222,022
350,000	5.63%, 03/05/24 (c)	401,744
235,000	5.63%, 03/05/24 (c)	269,742
2,935,000	5.75%, 09/15/22 (c)	3,293,334
8,120,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	8,204,367
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,490,251
150,000	5.38%, 01/01/24 (c)	166,113
	New Jersey Health Care Facilities Financing Authority (RB)
100,000	5.00%, 07/01/21	110,392
170,000	6.00%, 07/01/21 (c)	191,439
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
250,000	5.00%, 07/01/19	283,820
125,000	5.00%, 07/01/21	147,328
2,050,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB) 6.25%, 07/01/21 (c)	2,262,872
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,239,060
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
12,985,000	5.00%, 06/01/17 (c)	10,122,197
8,700,000	5.00%, 06/01/17 (c)	7,479,216
5,400,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	6,121,818
360,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/16	376,308
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,535,000	4.50%, 06/01/17 (c)	3,550,165
25,000	5.00%, 06/01/17 (c)	26,546
1,245,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	965,585
400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 7.74%, 06/01/17 (c) ^	97,000
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,562,544
		89,811,444

See Notes to Financial Statements

32

Principal Amount		Value

New Mexico: 0.6%
$1,060,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 10/01/16 (c)	$1,054,350
1,910,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	2,124,913
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,682,249
4,750,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	4,145,610
		10,007,122
New York: 9.7%
	Brooklyn Arena Local Development Corp. (RB)
15,000	4.39%, 07/15/32 ^	6,938
75,000	4.44%, 07/15/33 ^	33,050
10,000	6.00%, 01/15/20 (c)	11,637
1,625,000	6.25%, 01/15/20 (c)	1,901,120
8,470,000	6.38%, 01/15/20 (c)	9,935,395
2,400,000	Build NYC Resource Corp (RB) 5.25%, 11/01/24 (c)	2,572,248
	Build NYC Resource Corp. (RB)
5,000,000	5.00%, 11/01/24 (c)	5,144,600
1,000,000	5.50%, 11/01/24 (c)	1,066,980
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
325,000	3.75%, 01/01/20	339,102
1,050,000	4.50%, 01/01/25	1,137,150
600,000	5.00%, 01/01/25 (c)	644,652
3,810,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	4,315,511
	Dutchess County Industrial Development Agency (RB)
2,525,000	4.50%, 08/01/17 (c)	2,424,656
15,000	4.50%, 08/01/17 (c)	15,161
1,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	1,487,986
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
225,000	5.00%, 06/04/15 (c)	203,951
80,000	5.00%, 06/04/15 (c)	76,618
500,000	Jefferson County Industrial Development Agency (RB) 5.25%, 01/01/24	501,515
1,655,000	Long Island Power Authority, Series C (RB) (CIFG) 5.25%, 09/01/29	2,008,111
30,000	Nassau County Local Economic Assistance Corp (RB) 4.25%, 07/01/22 (c)	30,574
Principal Amount		Value

New York: (continued)
	Nassau County Local Economic Assistance Corp., Winthrop- University Hospital Association Project (RB)
$915,000	5.00%, 07/01/22 (c)	$987,349
1,000,000	5.00%, 07/01/22 (c)	1,107,520
5,000,000	Nassau County Tobacco Settlement Corp (RB) 5.25%, 06/01/16 (c)	4,968,900
	Nassau County Tobacco Settlement Corp., Series A (RB)
5,290,000	5.00%, 06/01/16 (c)	4,438,310
2,335,000	5.13%, 06/01/16 (c)	1,872,110
	New Rochelle Industrial Development Agency (RB)
1,000,000	5.25%, 07/01/15 (c)	999,990
350,000	5.50%, 07/01/15 (c)	351,057
	New York City Industrial Development Agency (RB) (FGIC)
290,000	5.00%, 09/01/16 (c)	298,903
35,000	5.75%, 06/04/15 (c)	27,095
	New York City Industrial Development Agency, British Airways Plc Project (RB)
8,530,000	5.25%, 06/04/15 (c)	8,558,405
3,750,000	7.63%, 06/04/15 (c)	3,768,900
2,000,000	New York City Industrial Development Agency, Bronx Parking Development Company, LLC Project (RB) 5.88%, 10/01/17 (c) (d) §	720,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,068,740
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,027,830
380,000	5.25%, 12/01/16 (c)	389,667
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	2,001,559
815,000	5.00%, 01/01/17 (c)	837,910
1,000,000	5.00%, 01/01/17 (c)	1,033,830
530,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 06/04/15 (c)	531,140
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,202,980
1,700,000	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC) 4.50%, 09/01/16 (c)	1,719,074

See Notes to Financial Statements

33

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	New York Counties Tobacco Trust IV, Series A (RB)
$115,000	5.00%, 06/01/15 (c)	$94,277
360,000	5.00%, 06/01/15 (c)	301,590
	New York Dormitory Authority, Pace University, Series A (RB)
1,020,000	4.00%, 05/01/22	1,079,252
115,000	5.00%, 05/01/23	130,010
2,070,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	2,205,419
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,715,575
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
13,500,000	5.00%, 11/15/24 (c)	14,049,990
1,000,000	5.38%, 11/15/24 (c)	1,098,060
1,000,000	7.25%, 11/15/24 (c)	1,206,850
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,126,280
	New York State Dormitory Authority (RB)
40,000	3.50%, 09/01/16	40,937
1,555,000	4.00%, 09/01/19 (c)	1,588,386
20,000	4.75%, 06/02/15 (c)	20,069
125,000	5.00%, 07/01/17 (c)	133,363
100,000	5.00%, 09/01/17	106,960
100,000	5.00%, 09/01/19 (c)	101,702
75,000	5.00%, 11/01/21 (c)	76,204
140,000	5.00%, 05/01/23 (c)	157,851
1,000,000	5.00%, 06/01/25 (c)	1,046,630
2,170,000	New York State Dormitory Authority, Manhattan College, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	2,210,232
2,870,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 6.13%, 12/01/18 (c)	3,152,178
365,000	New York State Dormitory Authority, Pace University, Series A (RB) 5.00%, 05/01/19	404,562
100,000	New York State Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	103,686
2,250,000	New York State Environmental Facilities Corp. (RB) 3.75%, 12/02/19 (p)	2,259,180
4,125,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	4,271,685
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
5,965,000	4.50%, 07/01/22 (c)	5,873,557
3,140,000	5.00%, 07/01/22 (c)	3,221,420
Principal
Amount		Value

New York: (continued)
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
$1,000,000	4.63%, 07/01/19 (c)	$1,067,850
200,000	5.00%, 07/01/19	219,986
1,250,000	5.13%, 07/01/19 (c)	1,353,000
110,000	Port Authority of New York & New Jersey (RB) 6.00%, 12/01/20 (c)	129,657
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	33,509
795,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 4.75%, 06/01/16 (c)	794,292
	Suffolk Tobacco Asset Securitization Corp. (RB)
65,000	5.38%, 06/01/18 (c)	65,098
10,000	6.00%, 06/01/18 (c)	9,110
5,500,000	6.63%, 06/01/22 (c)	5,535,035
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	1,019,350
705,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	710,534
50,000	Town of Oyster Bay, New York Public Improvement (GO) 3.00%, 08/15/17 (c)	50,516
1,100,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 06/01/16 (c)	1,107,150
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
5,540,000	5.00%, 06/01/16 (c)	5,026,497
6,720,000	5.13%, 06/01/16 (c)	5,824,896
745,000	Westchester County Healthcare Corp. (RB) 6.13%, 11/01/20 (c)	860,788
500,000	Westchester County Local Development Corp (RB) 5.00%, 05/01/24 (c)	560,690
1,290,000	Westchester County Local Development Corp. (RB) 5.50%, 05/01/24 (c)	1,478,933
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,115,000	5.13%, 06/04/15 (c)	4,728,459
1,500,000	5.13%, 06/04/15 (c)	1,482,930
		155,602,409
North Carolina: 0.4%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 08/01/15 (c)	2,999,970

See Notes to Financial Statements

34

Principal
Amount		Value

North Carolina: (continued)
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
$245,000	4.75%, 03/01/22 (c)	$252,468
1,330,000	5.00%, 03/01/22 (c)	1,366,256
820,000	5.00%, 03/01/22 (c)	849,651
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,532,240
		7,000,585
North Dakota: 0.0%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,669
500,000	5.00%, 12/01/21 (c)	539,415
		565,084
Ohio: 6.5%
75,500,000	Buckeye Tobacco Settlement Financing Authority (RB) 8.91%, 06/01/17 (c) ^	3,963,750
	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
7,800,000	5.75%, 06/01/17 (c)	6,325,020
15,645,000	5.88%, 06/01/17 (c)	12,863,475
13,505,000	5.88%, 06/01/17 (c)	11,391,873
1,310,000	6.50%, 06/01/17 (c)	1,164,629
102,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.76%, 06/01/17 (c) ^	1,186,634
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
11,750,000	5.13%, 06/01/17 (c)	9,977,747
2,170,000	5.38%, 06/01/17 (c)	1,871,582
4,965,000	6.00%, 06/01/17 (c)	4,156,698
540,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	472,921
40,000	City of Cleveland OH Airport System Revenue (RB) (AMBAC) 5.25%, 01/01/19	44,800
90,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	95,009
650,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 06/04/15 (c)	652,152
250,000	City of Cleveland, Ohio Airport System Revenue, Series A (RB) 5.00%, 01/01/22 (c)	281,238
1,080,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 06/04/15 (c)	1,084,806
Principal
Amount		Value

Ohio: (continued)
$1,635,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	$1,826,720
	County of Hamilton, Ohio (RB)
65,000	5.00%, 06/01/20	74,903
4,000,000	5.25%, 06/01/22 (c)	4,575,080
1,500,000	5.25%, 06/01/22 (c)	1,731,150
5,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	6,155,835
	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
2,300,000	6.63%, 11/01/20 (c)	2,518,983
500,000	7.00%, 11/01/20 (c)	551,510
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	2,109,180
2,000,000	Franklin, Ohio, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	1,927,940
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	3,267,947
3,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	3,099,300
1,000,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	1,041,510
1,000,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,058,340
615,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	695,233
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	40,059
4,490,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	4,444,202
3,750,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 06/04/15 (c)	3,771,825
125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	132,374
850,000	Ohio State Water Development Authority, Series A (RB) 5.88%, 06/01/16 (p)	892,951

See Notes to Financial Statements

35

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Ohio: (continued)
$530,000	Ohio State Water Development Authority, Series C (RB) 3.95%, 05/01/20 (p)	$552,668
	Southeastern Ohio Port Authority (RB)
250,000	5.00%, 12/01/24 (c)	254,178
245,000	5.00%, 12/01/24 (c)	251,556
70,000	5.50%, 12/01/24 (c)	73,723
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
3,400,000	5.75%, 12/01/22 (c)	3,672,306
2,850,000	6.00%, 12/01/22 (c)	3,104,476
1,000,000	State of Ohio (RB) 5.00%, 06/30/25 (c)	1,084,460
40,000	Toledo-Lucas County Port Authority (SA) 5.38%, 06/04/15 (c)	40,268
		104,481,011
Oklahoma: 0.3%
2,010,254	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 06/04/15 (c) §	2,011,721
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	1,002,460
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	279,455
1,000,000	6.00%, 01/01/22 (c)	1,048,450
		4,342,086
Oregon: 0.1%
400,000	Hospital Facilities Authority of Multnomah County Oregon (RB) 5.00%, 10/01/19	441,812
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c)	697,541
750,000	6.38%, 09/01/20 (c)	806,663
		1,946,016
Pennsylvania: 4.4%
250,000	Allegheny County Industrial Development Authority, Environmental Improvement (RB) 6.75%, 11/01/19 (c)	286,160
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,378,437
1,000,000	6.75%, 12/01/21 (c)	1,160,020
1,000,000	6.88%, 11/01/19 (c)	1,137,740
Principal
Amount		Value

Pennsylvania: (continued)
	Allentown Neighborhood Improvement Zone Development Authority (RB)
$1,815,000	5.00%, 05/01/22 (c)	$1,944,119
150,000	5.00%, 05/01/22 (c)	161,721
3,980,000	5.00%, 05/01/22 (c)	4,280,848
5,490,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	5,691,538
400,000	Cumberland County, Pennsylvania Municipal Authority (RB) 5.25%, 01/01/22 (c)	420,824
9,390,000	Delaware County Authority (RB) 5.00%, 12/15/16 (c)	9,642,591
	Delaware River Port Authority (RB)
2,445,000	5.00%, 01/01/23 (c)	2,773,584
2,715,000	5.00%, 01/01/23 (c)	3,083,860
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c) (d) §	5,052,474
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,558,980
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,276,812
80,000	Lycoming County Authority (RB) 5.50%, 07/01/19 (c)	89,079
	Montgomery County Industrial Development Authority/PA (RB)
250,000	5.00%, 01/01/25 (c)	254,585
250,000	5.25%, 01/01/25 (c)	253,575
940,000	5.38%, 01/01/25 (c)	955,153
300,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	307,233
	Pennsylvania Economic Development Financing Authority (RB)
1,190,000	4.13%, 06/30/26 (c)	1,128,703
85,000	4.63%, 12/01/15 (c)	86,768
450,000	5.00%, 12/31/24	520,857
3,380,000	5.00%, 06/30/26 (c)	3,656,214
1,135,000	5.00%, 06/30/26 (c)	1,296,681
1,000,000	5.00%, 06/30/26 (c)	1,084,520
500,000	5.00%, 06/30/26 (c)	539,000
1,000,000	5.00%, 06/30/26	1,146,440
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 06/04/15 (c)	1,803,024
2,170,000	Pennsylvania Higher Educational Facilities Authority (RB) 6.00%, 07/01/20 (c)	2,299,701

See Notes to Financial Statements

36

Principal
Amount		Value

Pennsylvania: (continued)
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
$350,000	5.88%, 06/15/22	$368,760
1,000,000	7.25%, 06/15/24 (c)	1,070,010
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,329,283
345,000	Philadelphia Gas Works Co (RB) (AMBAC) 5.00%, 10/01/17 (c)	369,519
	Philadelphia Gas Works Co. (RB) (AMBAC)
135,000	5.00%, 10/01/17 (c)	144,991
150,000	5.00%, 10/01/17	164,867
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
520,000	5.00%, 07/01/17 (c)	526,802
1,990,000	5.50%, 07/01/17 (c)	2,057,182
1,415,000	5.63%, 07/01/22 (c)	1,521,224
4,175,000	5.63%, 07/01/22 (c)	4,451,468
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	717,711
1,500,000	5.00%, 01/01/23	1,690,665
		70,683,723
Puerto Rico: 3.0%
235,000	Children’s Trust Fund (RB) 5.63%, 06/04/15 (c)	232,542
	Commonwealth of Puerto Rico (GO)
100,000	4.25%, 07/01/16 (c)	76,610
110,000	4.75%, 07/01/22 (c)	72,879
20,000	5.00%, 07/01/16 (c)	14,686
20,000	5.00%, 07/01/17 (c)	14,526
140,000	5.00%, 07/01/18 (c)	104,170
330,000	5.13%, 06/04/15 (c)	221,526
25,000	5.25%, 07/01/18	20,687
270,000	5.38%, 07/01/21 (c)	184,283
100,000	5.50%, 07/01/16	96,339
255,000	5.50%, 07/01/21 (c)	173,408
85,000	5.63%, 07/01/16 (c)	58,015
450,000	6.50%, 07/01/21 (c)	315,009
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
420,000	4.50%, 07/01/22 (c)	295,596
105,000	5.00%, 07/01/17 (c)	77,104
275,000	5.00%, 07/01/22	201,938
250,000	5.25%, 06/04/15 (c)	186,635
20,000	5.25%, 06/04/15 (c)	14,761
85,000	5.25%, 07/01/16 (c)	62,735
90,000	5.25%, 07/01/16	85,217
70,000	5.25%, 07/01/18 (c)	49,703
100,000	5.25%, 07/01/22 (c)	72,505
220,000	5.50%, 07/01/17	199,384
65,000	5.50%, 07/01/18 (c)	44,202
Principal
Amount		Value

Puerto Rico: (continued)
$500,000	5.50%, 07/01/18	$414,960
150,000	5.50%, 07/01/18	124,488
100,000	5.50%, 07/01/19	78,092
7,960,000	8.00%, 07/01/20 (c)	6,208,800
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
45,000	5.00%, 07/01/16 (c)	29,364
840,000	5.75%, 07/01/19 (c)	569,159
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO) 6.00%, 07/01/19 (c)	20,626
10,000	Commonwealth of Puerto Rico, Public Improvement, Series D (GO) 5.00%, 07/01/16 (c)	7,760
30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	22,275
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
1,040,000	5.00%, 07/01/22 (c)	685,100
1,740,000	5.25%, 07/01/22 (c)	1,131,000
700,000	5.75%, 07/01/22 (c)	467,257
265,000	6.00%, 07/01/18 (c)	182,190
1,500,000	6.00%, 07/01/18 (c)	1,027,500
3,455,000	6.00%, 07/01/22 (c)	2,362,356
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 06/04/15 (c) ^	1,076,530
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	623,870
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c)	1,598,370
	Puerto Rico Commonwealth Public Improvement, Series A (GO)
100,000	5.75%, 07/01/21 (c)	67,003
305,000	6.00%, 07/01/21 (c)	209,315
655,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/22 (c)	424,119
460,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	365,166
	Puerto Rico Convention Center District Authority (RB) (FGIC)
125,000	5.00%, 07/01/16 (c)	89,614
65,000	5.00%, 07/01/16 (c)	48,651
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
115,000	4.13%, 07/01/16 (c)	83,499
25,000	4.50%, 07/01/16 (c)	21,067
220,000	4.75%, 07/01/16 (c)	160,791
500,000	5.00%, 07/01/16 (c)	356,540

See Notes to Financial Statements

37

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Puerto Rico: (continued)
	Puerto Rico Electric Power Authority, Series A (RB)
$890,000	4.80%, 07/01/22 (c)	$536,421
350,000	7.00%, 07/01/23 (c)	210,896
	Puerto Rico Electric Power Authority, Series AAA (RB)
90,000	5.25%, 07/01/20 (c)	54,275
325,000	5.25%, 07/01/20 (c)	196,030
	Puerto Rico Electric Power Authority, Series CCC (RB)
25,000	4.80%, 07/01/20 (c)	15,069
40,000	5.00%, 07/01/15 (c)	24,114
125,000	5.00%, 07/01/20 (c)	75,383
	Puerto Rico Electric Power Authority, Series DDD (RB)
165,000	5.00%, 07/01/20 (c)	99,505
975,000	5.00%, 07/01/20 (c)	588,091
525,000	5.00%, 07/01/20	316,759
	Puerto Rico Electric Power Authority, Series TT (RB)
25,000	5.00%, 07/01/17 (c)	15,073
925,000	5.00%, 07/01/17 (c)	557,562
375,000	5.00%, 07/01/17	226,763
260,000	5.00%, 07/01/17 (c)	156,824
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	51,259
45,000	5.50%, 07/01/18 (c)	27,142
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	304,620
115,000	4.25%, 07/01/20	69,389
500,000	5.00%, 07/01/16	304,605
25,000	5.00%, 07/01/17	15,118
385,000	5.00%, 07/01/18	232,525
500,000	5.25%, 07/01/20 (c)	301,450
50,000	5.25%, 07/01/20	30,167
25,000	5.25%, 07/01/20 (c)	15,076
175,000	5.25%, 07/01/20 (c)	105,520
290,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	206,570
	Puerto Rico Highways & Transportation Authority (RB) (FGIC)
185,000	5.00%, 06/04/15 (c)	144,576
890,000	5.00%, 06/04/15 (c)	530,743
10,000	5.00%, 06/04/15 (c)	7,658
115,000	5.00%, 07/01/15 (c)	81,264
500,000	5.00%, 07/01/15 (c)	369,625
50,000	5.00%, 07/01/15 (c)	33,054
400,000	5.00%, 07/01/15 (c)	240,104
125,000	5.00%, 07/01/15 (c)	74,543
1,020,000	5.00%, 07/01/17 (c)	605,237
200,000	5.00%, 07/01/17 (c)	118,554
1,500,000	5.00%, 07/01/17 (c)	914,595
390,000	5.25%, 06/04/15 (c)	305,893
1,055,000	5.50%, 07/01/22	667,826
2,000,000	5.50%, 07/01/24	1,239,540
1,500,000	5.50%, 07/01/25	934,860
Principal
Amount		Value

Puerto Rico: (continued)
$1,500,000	5.50%, 07/01/26	$917,430
845,000	5.75%, 06/04/15 (c)	659,886
155,000	Puerto Rico Highways and Transportation Authority, Series K (RB) 5.00%, 07/01/15 (c)	105,797
385,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	251,574
100,000	Puerto Rico Highways and Transportation Authority, State Infrastructure Bank (RB) 5.00%, 07/01/15 (c)	63,086
	Puerto Rico Infrastructure Financing Authority (RB)
290,000	5.00%, 07/01/15 (c)	155,263
55,000	5.00%, 07/01/16 (c)	33,069
265,000	5.00%, 07/01/16 (c)	163,306
1,065,000	5.00%, 07/01/16 (c)	666,956
1,000,000	5.00%, 12/15/21 (c)	672,780
860,000	5.25%, 12/15/21 (c)	533,200
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
250,000	5.00%, 07/01/17 (c)	152,505
1,500,000	5.50%, 07/01/17 (c) (p)	1,538,820
180,000	5.63%, 07/01/19 (c)	113,852
40,000	7.00%, 06/04/15 (c)	30,036
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
325,000	5.25%, 06/04/15 (c)	205,569
35,000	5.25%, 06/04/15 (c)	23,050
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
705,000	5.00%, 06/04/15 (c)	438,877
1,570,000	5.25%, 06/04/15 (c)	993,056
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
1,485,000	5.00%, 07/01/17 (c)	920,923
25,000	5.50%, 07/01/17 (c)	20,420
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	6.00%, 07/01/19 (c)	26,465
20,000	6.00%, 07/01/19	15,575
1,165,000	6.75%, 07/01/19 (c)	789,322
745,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.50%, 06/04/15 (c)	471,227
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 07/01/16 (c)	120,817
505,000	5.75%, 07/01/16 (c)	367,150
1,655,000	6.00%, 07/01/21 (c)	1,067,492
	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
110,000	5.00%, 07/01/20	82,084
200,000	5.25%, 07/01/22 (c)	123,002

See Notes to Financial Statements

38

Principal
Amount		Value

Puerto Rico: (continued)
$1,865,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series B (RB) 5.50%, 08/01/21 (c)	$953,854
	Puerto Rico Sales Tax Financing Corp (RB)
150,000	5.00%, 08/01/19 (c)	97,841
680,000	7.89%, 08/01/34 ^	140,100
100,000	8.69%, 08/01/35 ^	12,897
50,000	8.70%, 08/01/34 ^	7,136
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c)	392,579
125,000	5.25%, 08/01/21 (c)	85,939
190,000	5.50%, 08/01/19 (c)	117,116
500,000	5.50%, 02/01/20 (c)	281,655
855,000	6.00%, 08/01/19 (c)	490,018
265,000	6.00%, 08/01/20 (c)	153,263
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB) 5.25%, 08/01/20 (c)	82,091
	University of Puerto Rico (RB)
115,000	5.00%, 06/01/16 (c)	65,944
135,000	5.00%, 06/01/16 (c)	77,788
	University of Puerto Rico, Series P (RB)
90,000	5.00%, 06/01/16 (c)	52,102
445,000	5.00%, 06/01/16 (c)	261,215
500,000	5.00%, 06/01/16 (c)	300,790
		47,629,117
Rhode Island: 0.4%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,432,810
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	1,967,540
1,000,000	5.00%, 06/01/25 (c)	1,061,750
200,000	6.46%, 06/01/17 (c) ^	18,416
		6,480,516
South Carolina: 1.3%
75,000	South Carolina Jobs-Economic Development Authority (RB) 5.00%, 08/01/23 (c)	86,288
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,542,011
3,100,000	5.63%, 05/01/17 (c)	3,131,558
9,685,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	9,012,861
Principal
Amount		Value

South Carolina: (continued)
$600,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	$677,712
4,370,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	5,051,764
		21,502,194
South Dakota: 0.4%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,175,000	5.00%, 11/15/16 (c)	5,206,619
1,250,000	5.00%, 11/15/16 (c)	1,281,962
		6,488,581
Tennessee: 1.2%
	Chattanooga-Hamilton County Hospital Authority (RB)
500,000	5.00%, 10/01/24 (c)	544,995
5,000,000	5.00%, 10/01/24 (c)	5,400,750
975,000	5.00%, 10/01/24 (c)	1,070,813
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	117,939
	Johnson City Health & Educational Facilities Board (RB)
100,000	5.38%, 07/01/20 (c)	112,996
185,000	5.50%, 07/01/16 (c)	194,143
1,000,000	Shelby County Health Educational & Housing Facilities Board (RB) 5.63%, 09/01/16 (c)	1,022,220
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,062,900
2,500,000	5.38%, 12/01/22 (c)	2,590,275
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,161,040
3,000,000	5.50%, 09/01/23 (c)	3,007,680
990,000	Sullivan County Health Educational & Housing Facilities Board (RB) 5.00%, 09/01/16 (c)	1,049,311
395,000	Sullivan County, Tennessee Health, Educational & Housing Facilities Board, Series C (RB) 5.25%, 09/01/16 (c)	414,951
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	82,795
		18,832,808
Texas: 8.4%
5,000	Beaumont Independent School District (GO) (AGO) 5.00%, 02/15/17 (c)	5,239

See Notes to Financial Statements

39

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
$2,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	$2,552,100
	Central Texas Regional Mobility Authority (RB)
350,000	5.00%, 01/01/23 (c)	376,453
400,000	5.00%, 01/01/23 (c)	435,488
1,205,000	5.00%, 01/01/23 (c)	1,313,583
1,260,000	5.00%, 01/01/23 (c)	1,393,938
10,000	6.00%, 01/01/21 (c)	11,881
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB) 6.25%, 01/01/21 (c)	2,672,175
	Central Texas Turnpike System (RB)
420,000	4.00%, 08/15/22 (c)	415,582
6,000,000	5.00%, 08/15/24 (c)	6,460,860
4,000,000	5.00%, 08/15/24 (c)	4,368,840
500,000	5.00%, 08/15/24 (c)	549,800
	City of Houston TX Airport System Revenue (RB)
2,900,000	5.00%, 07/15/20	3,099,143
2,500,000	5.00%, 07/15/25 (c)	2,664,325
1,000,000	5.00%, 07/15/25 (c)	1,058,070
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,885,000	4.75%, 07/01/24	8,486,152
3,150,000	5.00%, 07/01/24 (c)	3,442,383
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,085,470
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	648,144
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	83,257
4,600,000	5.00%, 07/01/22 (c)	4,175,190
3,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	3,151,020
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,010,970
2,050,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,415,945
340,000	IAH Public Facility Corp. (RB) 6.13%, 06/04/15 (c)	170,000
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	279,273
1,865,000	5.00%, 11/01/22 (c)	2,088,296
Principal
Amount		Value

Texas: (continued)
$280,000	5.00%, 11/01/22	$326,497
1,035,000	5.25%, 11/01/20 (c)	1,130,675
2,900,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	2,966,294
1,500,000	New Hope Cultural Education Facilities Corp., Series A (RB) 5.00%, 04/01/24 (c)	1,609,080
	North Texas Tollway Authority (RB)
650,000	5.00%, 01/01/24 (c)	723,775
5,000,000	5.00%, 01/01/25 (c)	5,562,100
2,930,000	North Texas Tollway Authority, Series F (RB) 5.75%, 01/01/18 (c)	3,291,298
50,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	53,555
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 06/04/15 (c)	2,003,600
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 06/04/15 (c)	2,065,109
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	967,800
2,715,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	3,177,446
50,000	San Antonio Convention Hotel Finance Corp (RB) (AMBAC) 4.75%, 07/15/15 (c)	50,170
500,000	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 07/15/15 (c)	503,320
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	11,291,100
400,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 06/04/15 (c)	398,132
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,046,955
510,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	580,049
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	112,381
40,000	5.25%, 12/15/25	47,327
195,000	5.25%, 12/15/26	230,802

See Notes to Financial Statements

40

Principal
Amount		Value

Texas: (continued)
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
$1,540,000	5.00%, 12/15/22 (c)	$1,708,322
60,000	5.00%, 12/15/22 (c)	66,388
75,000	5.00%, 12/15/22 (c)	82,721
2,600,000	5.00%, 12/15/22 (c)	2,895,256
2,240,000	5.00%, 12/15/22 (c)	2,567,376
1,570,000	5.00%, 12/15/22 (c)	1,776,502
1,000,000	5.00%, 12/15/22 (c)	1,125,020
	Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series A (RB)
25,000	5.00%, 12/15/16	26,528
95,000	5.25%, 12/15/18	106,620
45,000	5.25%, 12/15/22	52,542
450,000	5.63%, 12/15/17	483,120
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
5,000	5.00%, 12/15/18	5,594
500,000	5.00%, 12/15/21	579,355
1,615,000	5.00%, 12/15/22	1,879,828
12,070,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	14,953,282
2,750,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	3,322,495
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	980,550
1,000,000	6.25%, 09/01/25 (c)	978,750
1,000,000	6.38%, 09/01/25 (c)	977,590
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
705,000	6.00%, 01/01/21 (c)	749,535
2,950,000	7.00%, 01/01/21 (c)	3,246,416
2,480,000	7.13%, 01/01/21 (c)	2,708,557
	Tyler Health Facilities Development Corp. (RB)
80,000	5.25%, 11/01/17 (c)	85,416
850,000	5.25%, 11/01/17 (c)	919,114
		134,827,919
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,134,177
Virgin Islands: 1.3%
	Virgin Islands Public Finance Authority (RB)
440,000	5.00%, 10/01/20 (c)	484,524
6,650,000	5.00%, 10/01/22 (c)	7,327,502
4,250,000	5.00%, 10/01/24 (c)	4,625,487
1,260,000	5.25%, 10/01/20 (c)	1,399,797
Principal
Amount		Value

Virgin Islands: (continued)
$1,450,000	Virgin Islands Public Finance Authority, Series A (RB) 5.00%, 10/01/20	$1,600,249
1,000,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	1,110,460
250,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	277,790
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,153,870
170,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	188,557
	Virgin Islands Water and Power Authority, Series B (RB)
1,070,000	5.00%, 07/01/17 (c)	1,080,700
1,125,000	5.00%, 07/01/17 (c)	1,138,669
		20,387,605
Virginia: 2.8%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	634,464
1,500,000	5.00%, 01/01/23 (c)	1,550,970
	Bristol Industrial Development Authority (RB)
1,750,000	5.00%, 11/01/24 (c)	1,765,785
250,000	6.35%, 11/01/24 (c)	252,123
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	664,599
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	2,946,927
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,010,420
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	441,133
1,000,000	5.00%, 12/01/23 (c)	1,026,610
2,000,000	5.00%, 12/01/23 (c)	2,039,040
1,520,000	5.13%, 10/01/17 (c)	1,582,518
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,664,498
1,000,000	6.88%, 03/01/21 (c)	1,156,930

See Notes to Financial Statements

41

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Virginia: (continued)
	Hanover County, Virginia Economic Development Authority, Series A (RB)
$570,000	4.00%, 07/01/22	$576,960
1,500,000	5.00%, 07/01/22 (c)	1,522,425
1,500,000	5.00%, 07/01/22 (c)	1,526,070
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	970,870
	Route 460 Funding Corp., Series A (RB)
5,000,000	5.00%, 07/01/23 (c)	5,298,350
3,750,000	5.13%, 07/01/23 (c)	4,027,425
15,000	Stafford County Economic Development Authority (RB) 5.25%, 06/15/16 (c)	15,516
7,400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	5,260,364
1,000,000	Virginia College Building Authority (RB) 5.00%, 07/01/25 (c)	1,053,690
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,045,000	5.50%, 07/01/22 (c)	2,231,463
3,000,000	6.00%, 07/01/22 (c)	3,470,940
1,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	1,855,472
		44,545,562
Washington: 1.1%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,057,250
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	2,985,724
285,000	Washington Health Care Facilities Authority (RB) (AGO) 4.75%, 12/01/16 (c)	297,700
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	867,383
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	3,206,610
Principal
Amount		Value

Washington: (continued)
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
$1,100,000	5.25%, 01/01/17	$1,113,354
5,800,000	5.63%, 01/01/17 (c)	5,675,996
2,850,000	5.63%, 01/01/17 (c)	2,869,209
		18,073,226
West Virginia: 0.9%
2,250,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	2,380,972
300,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	305,520
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) §	4,437,594
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,231,620
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,073,140
1,500,000	6.50%, 10/01/18 (c)	1,596,105
2,005,000	6.75%, 10/01/18 (c)	2,091,837
		15,116,788
Wisconsin: 1.1%
3,240,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	3,518,543
	Public Finance Authority (RB)
500,000	5.25%, 11/01/24 (c)	515,065
2,500,000	5.88%, 04/01/25 (c)	2,480,700
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB) 5.00%, 11/15/24	1,043,790
3,980,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	4,227,874
1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	1,026,580
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.25%, 08/15/16 (c)	468,171

See Notes to Financial Statements

42

Principal
Amount		Value

Wisconsin: (continued)
$1,750,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	$1,819,965
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	2,916,325
		18,017,013
Total Municipal Bonds: 98.4% (Cost: $1,543,131,138)		1,579,689,120
Other assets less liabilities: 1.6%		25,911,542
NET ASSETS: 100.0%		$1,605,600,662

ACA	Credit Agricole SA
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $16,324,804 which represents 1.0% of net assets.

See Notes to Financial Statements

43

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	3.4%	$52,966,926
Development	14.1	222,069,507
Education	2.9	46,146,373
Facilities	2.5	40,187,245
General Obligation	10.2	161,841,981
Higher Education	4.3	68,217,761
Housing	0.4	6,131,119
Medical	18.6	293,962,921
Mello-Roos	0.3	4,354,953
Multifamily Housing	0.1	1,046,939
Nursing Homes	8.6	135,577,018
Pollution	3.5	55,196,680
Power	1.0	15,949,171
School District	0.3	5,452,934
Single Family Housing	0.0	154,862
Student Loan	0.5	8,207,467
Tobacco Settlement	15.6	246,431,270
Transportation	8.6	135,542,628
Utilities	2.1	32,680,889
Water	3.0	47,570,476
	100.0%	$1,579,689,120

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$ —	$1,579,689,120	$ —	$1,579,689,120

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

44

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.7%
$100,000	Alabama Federal & Highway Finance Authority, Federal Highway Grant Anticipation (RB) 5.00%, 09/01/22 (c)	$116,630
100,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/21	118,317
350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/21	415,041
	Alabama Public School & College Authority, Series B (RB)
100,000	5.00%, 01/01/21	117,838
500,000	5.00%, 07/01/24 (c)	590,935
2,785,000	5.00%, 07/01/24 (c)	3,361,662
500,000	5.00%, 07/01/24 (c)	609,020
35,000	Birmingham Airport Authority (RB) (AGM) 5.25%, 07/01/20 (c)	39,160
95,000	Birmingham Water Works Board (RB) 5.00%, 01/01/21 (c)	109,562
50,000	City of Huntsville, Alabama, Series A (GO) 5.00%, 09/01/21 (c)	57,582
640,000	Shelby County Board of Education (RB) 4.25%, 02/01/21 (c)	678,394
900,000	State of Alabama (GO) 5.00%, 08/01/23	1,106,424
		7,320,565
Alaska: 0.0%
70,000	Alaska Housing Finance Corp. (RB) 5.00%, 12/01/20 (c)	81,865
300,000	City of Valdez, Alaska BP Pipelines, Inc. Project, Series B (RB) 5.00%, 01/01/21	344,949
		426,814
Arizona: 2.5%
1,990,000	Apache County Industrial Development Authority (RB) 4.50%, 03/01/22 (c)	2,143,548
320,000	Arizona Board of Regents (CP) 5.00%, 06/01/22 (c)	357,478
	Arizona Department of Transportation State Highway Fund Revenue (RB)
1,000,000	4.00%, 07/01/22 (c)	1,077,970
1,275,000	5.00%, 07/01/22 (c)	1,468,188
	Arizona Sports & Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	229,771
1,310,000	5.00%, 07/01/22 (c)	1,416,136
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	570,755
Principal Amount		Value

Arizona: (continued)
$500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	$588,400
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
500,000	5.00%, 07/01/21	595,390
680,000	5.00%, 07/01/21 (c)	804,501
1,200,000	5.00%, 07/01/21 (c)	1,418,172
2,000,000	5.00%, 07/01/22 (c)	2,339,960
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,138,997
740,000	3.25%, 07/01/24 (c)	729,226
625,000	4.00%, 07/01/24 (c)	686,775
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,361,925
950,000	5.00%, 07/01/21 (c)	1,126,358
290,000	5.00%, 07/01/24 (c)	350,047
100,000	5.00%, 07/01/24 (c)	118,010
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	296,176
1,500,000	4.00%, 07/01/24 (c)	1,704,105
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO) 4.00%, 07/01/22 (c)	1,135,664
5,000	Regional Transportation Authority of Pima County, Arizona (RB) 5.00%, 06/01/21 (c)	5,854
	Salt River Project Agricultural Improvement & Power District (RB)
300,000	5.00%, 12/01/21 (c)	359,454
660,000	5.00%, 12/01/21 (c)	788,093
275,000	5.00%, 06/01/22 (c)	317,380
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
1,000,000	5.00%, 12/01/21 (c)	1,191,350
1,000,000	5.00%, 12/01/21 (c)	1,174,460
250,000	State of Arizona Lottery Revenue (RB) (AGM) 5.00%, 01/01/20 (c)	285,448
		25,779,591
Arkansas: 1.0%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	881,434
220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	234,133
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,040,789
1,100,000	5.00%, 04/01/21	1,313,356
3,425,000	5.00%, 10/01/24 (c)	4,199,803
300,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	359,346
		10,028,861

See Notes to Financial Statements

45

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: 15.2%
$265,000	Alameda Corridor Transportation Authority (RB) 5.00%, 10/01/21	$316,614
25,000	Alameda County Joint Powers Authority (RB) 5.25%, 12/01/23 (c)	30,275
1,880,000	Alameda County, California Joint Powers Authority, Series A (RB) 5.25%, 12/01/23 (c)	2,297,755
50,000	Bay Area Toll Authority (RB) 5.00%, 04/01/22 (c)	59,452
2,270,000	Bay Area Water Supply & Conservation Agency (RB) 5.00%, 04/01/23 (c)	2,662,301
	California Health Facilities Financing Authority (RB)
25,000	5.00%, 07/01/23 (c)	29,788
1,000,000	5.00%, 10/01/24 (c)	1,166,390
105,000	5.25%, 03/01/21 (c)	124,808
1,175,000	California Health Facilities Financing Authority, Series A (RB) 5.00%, 03/01/23 (c)	1,387,980
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB) 5.00%, 06/01/21	1,197,910
	California State Department of Veterans Affairs, Series A (RB)
595,000	3.50%, 06/01/21 (c)	620,127
100,000	3.88%, 06/01/21 (c)	104,540
1,500,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	1,792,035
	California State Public Works Board (RB)
90,000	4.00%, 06/01/22 (c)	95,518
55,000	4.00%, 03/01/23 (c)	58,649
150,000	4.00%, 11/01/23 (c)	164,945
60,000	5.00%, 06/01/21	71,186
50,000	5.00%, 12/01/21	60,913
165,000	5.00%, 12/01/21 (c)	189,639
500,000	5.00%, 04/01/22 (c)	581,225
1,250,000	5.00%, 11/01/22 (c)	1,421,950
50,000	5.00%, 11/01/22 (c)	59,961
150,000	5.00%, 03/01/23	181,224
1,000,000	5.00%, 06/01/23 (c)	1,165,010
1,500,000	5.00%, 06/01/23 (c)	1,733,400
350,000	5.00%, 06/01/23 (c)	414,722
1,635,000	5.00%, 09/01/23 (c)	1,912,231
500,000	5.00%, 09/01/24 (c)	605,205
225,000	5.00%, 09/01/24 (c)	272,342
1,000,000	5.00%, 10/01/24 (c)	1,186,240
20,000	5.13%, 03/01/20 (c)	23,249
50,000	5.25%, 12/01/21 (c)	59,927
675,000	5.25%, 10/01/24 (c)	832,255
75,000	5.25%, 10/01/24 (c)	90,169
1,750,000	California State Public Works Board, Various Capital Projects, Series I (RB) 5.00%, 11/01/23	2,130,555
Principal Amount		Value

California: (continued)
$350,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 5.00%, 03/01/23 (c)	$409,637
	California State Public Works Board, Various University of California Projects, Series G (RB)
505,000	5.00%, 12/01/21 (c)	615,221
1,370,000	5.00%, 12/01/21 (c)	1,669,016
1,195,000	California State University, Systemwide, Series A (RB) 4.00%, 11/01/22 (c)	1,275,447
	California State Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	541,188
1,000,000	4.00%, 09/01/21	1,138,580
250,000	4.00%, 10/01/21	284,918
1,090,000	5.00%, 04/01/18 (c)	1,211,219
4,315,000	5.00%, 04/01/18 (c)	4,770,060
1,250,000	5.00%, 09/01/18 (c)	1,408,587
965,000	5.00%, 09/01/18 (c)	1,084,399
1,840,000	5.00%, 09/01/21	2,204,909
850,000	5.00%, 10/01/21	1,020,119
500,000	5.00%, 10/01/21	600,070
200,000	5.00%, 11/01/21	240,250
100,000	5.00%, 02/01/22 (c)	117,582
500,000	5.00%, 04/01/22 (c)	592,040
1,000,000	5.00%, 09/01/22 (c)	1,193,600
855,000	5.00%, 10/01/22	1,037,277
925,000	5.00%, 10/01/22	1,122,201
770,000	5.00%, 12/01/22	936,389
1,400,000	5.00%, 09/01/23 (c)	1,639,652
755,000	5.00%, 09/01/23 (c)	902,889
1,475,000	5.00%, 09/01/23	1,798,748
2,350,000	5.00%, 09/01/23 (c)	2,835,933
830,000	5.25%, 09/01/22	1,019,846
600,000	California State, Department of Water Resources Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	701,208
500,000	California Statewide Communities Development Authority (RB) 5.00%, 07/01/24 (c)	568,790
500,000	Chabot-Las Positas Community College District (GO) 5.00%, 08/01/23 (c)	575,645
250,000	City & County of San Francisco, California, Series A (GO) 4.00%, 06/15/22 (c)	273,775
550,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 12/15/21 (c)	655,825
100,000	City of Los Angeles Department of Airports (RB) 5.00%, 05/15/22	120,450
1,750,000	City of Los Angeles, California, Series B (GO) 5.00%, 09/01/21	2,107,542
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB) 4.75%, 09/01/20 (c)	541,705

See Notes to Financial Statements

46

Principal Amount		Value

California: (continued)
$470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	$492,865
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	70,506
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	245,435
	East Bay Municipal Utility District Water System Revenue (RB)
70,000	5.00%, 06/01/20 (c)	82,146
1,000,000	5.00%, 06/01/24 (c)	1,189,270
900,000	5.00%, 06/01/27	1,142,892
1,750,000	5.00%, 06/01/29	2,211,545
675,000	Fontana Unified School District (GO) 3.00%, 08/01/22 (c)	664,085
	Golden State Tobacco Securitization Corp. (RB)
525,000	5.00%, 06/01/23 (c)	598,962
250,000	5.00%, 06/01/23 (c)	286,183
535,000	Huntington Beach Union High School District (GO) 5.00%, 08/01/23 (c)	650,448
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,081,810
100,000	5.00%, 08/01/24 (c)	117,618
1,500,000	5.00%, 08/01/24 (c)	1,773,645
1,555,000	5.00%, 08/01/24 (c)	1,892,497
	Los Angeles Department of Water & Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,204,390
500,000	5.00%, 01/01/23 (c)	586,970
	Los Angeles Department of Water & Power, Series B (RB)
400,000	5.00%, 07/01/23 (c)	474,652
1,160,000	5.00%, 01/01/24 (c)	1,357,826
250,000	Los Angeles International Airport, Department of Airports, Series A (RB) 5.00%, 05/15/20 (c)	294,345
20,000	Los Angeles, California Department of Airports (RB) 5.00%, 05/15/20 (c)	23,601
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	726,972
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	894,133
320,000	5.00%, 10/01/21	381,686
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,632,338
550,000	5.00%, 07/01/24 (c)	658,399
500,000	5.00%, 07/01/24 (c)	585,635
2,400,000	5.00%, 07/01/24 (c)	2,847,168
1,100,000	5.00%, 07/01/24 (c)	1,298,110
Principal Amount		Value

California: (continued)
$25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	$30,669
	Metropolitan Water District of Southern California (RB)
340,000	5.00%, 10/01/21 (c)	404,410
100,000	5.00%, 07/01/22 (c)	119,025
50,000	5.00%, 07/01/22 (c)	58,499
300,000	Modesto Irrigation District Financing Authority (RB) 5.00%, 10/01/20 (c)	346,056
1,720,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	2,021,722
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	604,275
1,260,000	Rancho Cucamonga Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/22	1,520,051
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	211,629
	Regents of the University of California Medical Center Pooled Revenue (RB)
360,000	5.25%, 05/15/23 (c)	428,429
2,250,000	5.25%, 05/15/23 (c)	2,701,125
	Riverside County Transportation Commission (RB)
490,000	5.25%, 06/01/23 (c)	585,565
15,000	5.25%, 06/01/23 (c)	18,181
	Sacramento County Sanitation Districts Financing Authority (RB)
20,000	5.00%, 12/01/21 (c)	23,868
1,650,000	5.00%, 12/01/21 (c)	1,976,997
100,000	5.00%, 06/01/24 (c)	120,991
250,000	5.00%, 06/01/24 (c)	293,790
500,000	San Bernardino City Unified School District (GO) (AGM) 5.00%, 08/01/23 (c)	574,460
750,000	San Bernardino, California Community College District, Series A (GO) 5.00%, 08/01/23	918,187
	San Diego Community College District (GO)
250,000	5.00%, 08/01/21 (c)	291,225
240,000	5.00%, 08/01/22 (c)	284,911
1,500,000	San Diego County Regional Airport Authority (RB) 5.00%, 07/01/20 (c)	1,716,990
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	559,730
450,000	4.50%, 05/01/21 (c)	508,315
500,000	5.00%, 05/01/21 (c)	584,880
310,000	5.00%, 11/01/22 (c)	361,479

See Notes to Financial Statements

47

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$430,000	San Dieguito Union High School District (GO) 4.00%, 08/01/23 (c)	$456,002
455,000	San Francisco Bay Area Rapid Transit District (RB) 5.00%, 07/01/22 (c)	525,866
710,000	San Francisco City & County Airports Comm-San Francisco International Airport (RB) 5.00%, 05/01/22 (c)	845,731
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	405,361
1,215,000	San Francisco, California City & County Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,314,909
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,482,150
1,000,000	5.00%, 11/01/21 (c)	1,194,470
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,155,160
600,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	696,180
950,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	1,122,890
385,000	Santa Clara County Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	428,174
415,000	Southern California Public Power Authority (RB) 5.00%, 07/01/20 (c)	490,866
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,163,100
500,000	Southern California Public Power Authority, Windy Point Project (RB) 5.00%, 07/01/20 (c)	584,065
	State of California (GO)
300,000	3.00%, 02/01/22 (c)	318,237
700,000	3.00%, 12/01/22	748,951
500,000	3.25%, 04/01/23 (c)	508,025
1,085,000	3.50%, 09/01/22 (c)	1,099,680
855,000	4.00%, 09/01/22 (c)	945,733
500,000	4.00%, 05/01/23	569,140
700,000	5.00%, 09/01/18 (c)	784,175
190,000	5.00%, 09/01/18 (c)	212,190
265,000	5.00%, 12/01/21	318,792
140,000	5.00%, 02/01/22 (c)	163,373
785,000	5.00%, 02/01/22 (c)	933,302
500,000	5.00%, 02/01/22	601,450
250,000	5.00%, 09/01/22 (c)	300,088
765,000	5.00%, 10/01/22	928,090
Principal Amount		Value

California: (continued)
$1,900,000	5.00%, 04/01/23 (c)	$2,226,876
250,000	5.00%, 09/01/23 (c)	301,695
695,000	5.00%, 09/01/23 (c)	820,218
1,500,000	5.00%, 10/01/23	1,830,975
250,000	5.00%, 11/01/23 (c)	295,858
1,375,000	5.00%, 12/01/23 (c)	1,661,124
1,000,000	5.00%, 12/01/23 (c)	1,199,490
210,000	5.00%, 12/01/23 (c)	243,428
200,000	5.00%, 12/01/23 (c)	239,042
1,000,000	5.00%, 12/01/23 (c)	1,184,180
2,350,000	5.00%, 12/01/23 (c)	2,733,755
1,780,000	5.00%, 05/01/24	2,174,733
1,750,000	5.00%, 10/01/24 (c)	2,126,092
2,750,000	5.00%, 10/01/24 (c)	3,249,647
50,000	5.25%, 09/01/21 (c)	59,966
2,320,000	State of California Department of Water Resources (RB) 5.00%, 12/01/24 (c)	2,773,908
310,000	State of California, Various Purpose (GO) 3.38%, 09/01/22 (c)	311,693
	University of California (RB)
65,000	3.25%, 05/15/21 (c)	71,257
125,000	5.00%, 05/15/22 (c)	150,198
425,000	5.00%, 05/15/23 (c)	496,795
1,205,000	5.00%, 05/15/23 (c)	1,433,492
645,000	5.00%, 05/15/24 (c)	763,145
500,000	5.00%, 05/15/25 (c)	608,775
455,000	University of California, Series AF (RB) 5.00%, 05/15/23 (c)	548,280
2,500,000	University of California, Series AK (RB) 5.00%, 05/15/23 (p)	3,041,250
1,900,000	University of California, Series G (RB) 5.00%, 05/15/22 (c)	2,251,443
		158,140,263
Colorado: 0.7%
	Adams 12 Five Star Schools (GO) (SAW)
1,300,000	4.00%, 12/15/22 (c)	1,474,837
25,000	4.00%, 12/15/22	28,742
375,000	Board of Governors of Colorado State University System (RB) 5.00%, 03/01/29	456,008
1,500,000	Colorado Higher Education (CP) 5.00%, 11/01/23	1,811,985
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	557,718
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	27,055
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,618

See Notes to Financial Statements

48

Principal Amount		Value

Colorado: (continued)
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
$900,000	5.00%, 12/01/21	$1,079,604
375,000	5.00%, 12/01/23	459,244
165,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW) 5.00%, 12/01/22 (c)	200,396
	Regional Transportation District (RB)
175,000	5.00%, 11/01/22 (c)	212,702
50,000	5.00%, 11/01/27	61,171
500,000	University of Colorado Enterprise System, Series A (RB) 4.00%, 06/01/22	572,020
		6,989,100
Connecticut: 3.0%
1,245,000	Connecticut State Health & Educational Facility Authority (RB) 5.00%, 07/01/24 (c)	1,424,778
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	1,139,940
1,650,000	Connecticut State, Series A (GO) 5.00%, 10/15/23 (c)	1,955,349
	Connecticut State, Series B (GO)
500,000	5.00%, 04/15/21	590,120
5,000	5.00%, 05/15/21 (c)	5,888
405,000	5.00%, 04/15/22 (c)	475,093
2,500,000	5.00%, 03/01/23 (c)	2,941,475
960,000	Connecticut State, Series D (GO) 5.00%, 11/01/21 (c)	1,124,880
	Connecticut State, Series E (GO)
1,000,000	5.00%, 09/15/22 (c)	1,176,660
225,000	5.00%, 08/15/23 (c)	269,233
480,000	Connecticut State, Series G (GO) 5.00%, 10/15/22 (c)	568,560
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	519,218
1,000,000	5.00%, 10/01/23 (c)	1,158,050
	State of Connecticut (GO)
500,000	4.00%, 09/01/24 (c)	545,480
620,000	5.00%, 11/01/21 (c)	713,515
1,000,000	5.00%, 04/15/22 (c)	1,146,100
2,500,000	5.00%, 04/15/22 (c)	2,875,500
795,000	5.00%, 10/15/22 (c)	936,915
1,215,000	5.00%, 07/15/23 (c)	1,437,770
1,750,000	5.00%, 08/15/23 (c)	2,111,567
55,000	5.00%, 10/15/23 (c)	66,010
1,360,000	5.00%, 12/15/23	1,651,258
125,000	5.00%, 03/01/24 (c)	144,456
1,520,000	5.00%, 11/15/24 (c)	1,800,729
1,000,000	5.00%, 06/15/25	1,223,120
Principal Amount		Value

Connecticut: (continued)
$440,000	State of Connecticut Special Tax Revenue (RB) 5.00%, 10/01/23 (c)	$507,056
	University of Connecticut, Series A (RB)
65,000	5.00%, 02/15/21 (c)	74,367
500,000	5.00%, 02/15/23 (c)	593,275
2,000,000	5.00%, 02/15/25 (c)	2,359,000
		31,535,362
Delaware: 0.2%
	State of Delaware (GO)
325,000	5.00%, 07/01/20 (c)	380,169
100,000	5.00%, 03/01/22	121,601
500,000	5.00%, 08/01/23 (c)	615,110
1,000,000	5.00%, 07/01/24 (c)	1,217,120
		2,334,000
District of Columbia: 0.5%
25,000	District of Columbia (RB) 5.00%, 06/01/20 (c)	28,980
50,000	District of Columbia Water & Sewer Authority (RB) 5.00%, 10/01/22	60,468
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	987,547
395,000	District of Columbia, Income Tax Secured Revenue, Series C (RB) 5.00%, 12/01/22 (c)	467,818
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,455,575
600,000	District of Columbia, National Public Radio, Series A (RB) 5.00%, 04/01/20 (c)	677,406
250,000	District of Columbia, Provident Group-Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	261,313
1,000,000	District of Columbia, Series A (GO) 5.00%, 06/01/23 (c)	1,177,700
90,000	Metropolitan Washington Airports Authority (RB) 5.00%, 10/01/20 (c)	103,618
		5,220,425
Florida: 4.4%
250,000	Central Florida Expressway Authority (RB) (AGM) 3.00%, 07/01/22 (c)	258,138
1,000,000	Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/21	1,174,470
	City of Jacksonville, Florida (RB)
390,000	5.00%, 10/01/22 (c)	460,446
50,000	5.00%, 10/01/22 (c)	59,406
955,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A (RB) 5.00%, 10/01/25	1,173,523

See Notes to Financial Statements

49

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
	City of Jacksonville, Florida, Series A (RB)
$500,000	5.00%, 10/01/22 (c)	$581,080
1,225,000	5.00%, 10/01/22 (c)	1,407,623
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	294,413
100,000	5.00%, 10/01/22 (c)	118,961
1,740,000	5.00%, 10/01/22 (c)	2,083,058
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	876,937
2,420,000	5.25%, 05/01/24 (c)	2,850,397
330,000	City of Tampa, Florida Water & Wastewater System Revenue (RB) 5.00%, 10/01/21 (c)	391,199
	County of Miami-Dade, Florida Aviation Revenue (RB)
70,000	4.00%, 10/01/22 (c)	77,506
25,000	5.50%, 10/01/20 (c)	29,420
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	25,261
	County of Miami-Dade, Florida, Series A (RB)
65,000	5.00%, 10/01/22 (c)	74,597
1,440,000	5.00%, 10/01/22	1,705,478
	County of Orange, Florida Sales Tax Revenue (RB)
265,000	5.00%, 01/01/21	313,842
75,000	5.00%, 01/01/22	90,197
50,000	5.00%, 01/01/22 (c)	58,454
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	603,585
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	575,755
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,224,276
1,000,000	4.00%, 06/01/21 (c)	1,082,830
570,000	4.00%, 06/01/22 (c)	636,456
1,000,000	5.00%, 06/01/19 (c)	1,146,280
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/21 (c)	593,855
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	885,090
1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	1,183,090
Principal Amount		Value

Florida: (continued)
$1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	$1,183,720
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,188,850
1,300,000	5.00%, 07/01/21 (c)	1,553,890
375,000	Florida State, Board of Education, Series A (GO) 4.00%, 06/01/21	424,324
100,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO) 5.00%, 07/01/21 (c)	118,564
30,000	Florida’s Turnpike Enterprise (RB) 3.00%, 07/01/22 (c)	29,389
700,000	Jacksonville, Florida Transportation Refunding, Series A (RB) 5.00%, 10/01/22 (c)	826,441
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB) 5.00%, 10/01/22	421,666
1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	1,780,170
250,000	Jacksonville, Florida, Series B-1 (RB) 5.00%, 10/01/21	296,695
800,000	Lee County, Florida School Board, Series B (CP) 5.00%, 08/01/21	943,688
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	369,558
545,000	Miami-Dade County School Board Foundation Inc (CP) (AGM) 5.00%, 05/01/25 (c)	639,503
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	581,675
500,000	Miami-Dade County, Florida Expressway Authority (RB) 5.00%, 07/01/21	589,950
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	327,167
50,000	4.00%, 08/01/22 (c)	53,837
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,365,000	5.00%, 10/01/21 (c)	1,610,031
500,000	5.00%, 10/01/21 (c)	591,075
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
500,000	5.00%, 10/01/22 (c)	566,305
1,565,000	5.00%, 10/01/22 (c)	1,819,923

See Notes to Financial Statements

50

Principal Amount		Value

Florida: (continued)
$200,000	Orange County Health Facilities Authority (RB) 5.13%, 10/01/19 (c)	$226,950
	Orlando Utilities Commission (RB)
125,000	5.00%, 10/01/22	152,421
970,000	5.00%, 10/01/24	1,197,746
100,000	Orlando-Orange County Expressway Authority (RB) 5.00%, 07/01/22	119,318
80,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/21 (c)	95,475
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	511,830
	State of Florida (GO)
610,000	3.00%, 06/01/24 (c)	584,356
650,000	3.00%, 06/01/24 (c)	641,667
215,000	4.00%, 06/01/21 (c)	230,678
50,000	5.00%, 06/01/20 (c)	59,412
480,000	5.00%, 06/01/20 (c)	563,290
500,000	5.00%, 06/01/21 (c)	582,250
475,000	5.00%, 07/01/21 (c)	560,452
800,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	886,704
1,020,000	Tampa-Hillsborough County Expressway Authority (RB) 5.00%, 07/01/22 (c)	1,182,476
50,000	Tohopekaliga Water Authority (RB) 5.75%, 10/01/21 (c)	61,727
		45,608,796
Georgia: 1.5%
1,500,000	City of Atlanta GA Water & Wastewater Revenue (RB) 5.00%, 05/01/25 (c)	1,764,360
275,000	Georgia Housing & Finance Authority (RB) 3.00%, 06/01/24 (c)	268,004
	Georgia State, Series C (GO)
335,000	5.00%, 07/01/21 (c)	398,483
1,750,000	5.00%, 07/01/21 (c)	2,104,270
500,000	5.00%, 10/01/21	603,780
500,000	Georgia State, Series J (GO) 4.50%, 11/01/21 (c)	588,020
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	808,859
500,000	5.00%, 02/01/25 (c)	618,155
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	311,710
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	600,380
Principal Amount		Value

Georgia: (continued)
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
$1,000,000	5.00%, 01/01/23 (c)	$1,174,700
1,895,000	5.00%, 01/01/23	2,271,347
	State of Georgia (GO)
65,000	3.00%, 07/01/22 (c)	64,332
1,000,000	3.00%, 02/01/24 (c)	989,960
40,000	4.00%, 11/01/21 (c)	43,548
145,000	5.00%, 07/01/21	174,354
1,950,000	5.00%, 07/01/22 (c)	2,348,268
		15,132,530
Guam: 0.1%
1,080,000	Guam Power Authority (RB) (AGM) 5.00%, 10/01/21	1,281,722
Hawaii: 2.2%
65,000	City & County of Honolulu, Hawaii (GO) 5.00%, 12/01/20 (c)	76,812
575,000	City & County of Honolulu, Hawaii, Series A (GO) 5.00%, 11/01/22 (c)	676,913
	City & County of Honolulu, Hawaii, Series B (GO)
650,000	5.00%, 12/01/20 (c)	770,789
500,000	5.00%, 12/01/20 (c)	593,505
40,000	5.00%, 11/01/22 (c)	48,277
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	952,536
1,000,000	5.00%, 12/01/21 (c)	1,194,760
800,000	5.00%, 12/01/21 (c)	958,544
	Hawaii State, Series EA (GO)
330,000	5.00%, 12/01/21 (c)	396,535
350,000	5.00%, 12/01/21	420,567
600,000	5.00%, 12/01/21 (c)	718,908
	State of Hawaii (GO)
2,260,000	5.00%, 12/01/21 (c)	2,658,822
1,425,000	5.00%, 12/01/21 (c)	1,670,741
2,685,000	5.00%, 12/01/21 (c)	3,169,669
100,000	5.00%, 11/01/22 (c)	118,251
3,295,000	5.00%, 08/01/24 (c)	3,896,107
3,345,000	5.00%, 08/01/24 (c)	4,077,187
50,000	State of Hawaii Airports System Revenue (RB) 5.25%, 07/01/20 (c)	58,510
		22,457,433
Illinois: 4.2%
	Chicago Midway International Airport (RB)
70,000	5.00%, 01/01/23 (c)	80,700
100,000	5.00%, 01/01/23	117,928
1,000,000	5.00%, 01/01/24 (c)	1,145,680
500,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/23 (c)	585,825
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	574,280

See Notes to Financial Statements

51

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$3,000,000	Chicago O’Hare International Airport, Senior Lien, Series B (RB) 5.25%, 01/01/23 (c)	$3,469,620
	Chicago Transit Authority (RB)
300,000	5.25%, 12/01/21 (c)	337,698
415,000	5.25%, 12/01/21 (c)	470,842
200,000	5.25%, 12/01/21 (c)	231,172
	Chicago, Illinois, Series A (GO) (AGM)
500,000	5.00%, 01/01/20 (c)	533,045
500,000	5.00%, 01/01/20 (c)	539,745
1,000,000	5.00%, 01/01/20 (c)	1,071,870
475,000	5.00%, 01/01/20 (c)	493,335
450,000	5.00%, 01/01/20 (c)	464,670
1,160,000	5.25%, 01/01/24 (c)	1,194,881
925,000	Chicago, Illinois, Series C (GO) 5.00%, 01/01/22 (c)	966,440
150,000	City of Chicago IL Motor Fuel Tax Revenue (RB) (AGM) 5.00%, 01/01/24 (c)	165,492
690,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	782,108
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	248,312
70,000	5.00%, 11/01/22 (c)	79,478
535,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	550,108
500,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	582,415
	County of Cook, Illinois, Series A (GO)
750,000	5.00%, 11/15/21	857,910
1,310,000	5.25%, 11/15/21 (c)	1,504,469
595,000	5.25%, 11/15/21 (c)	687,171
	County of Cook, Illinois, Series C (GO)
900,000	5.00%, 11/15/20	1,020,456
200,000	5.00%, 11/15/22 (c)	229,092
465,000	County of Cook, Illinois, Series G (GO) 5.00%, 11/15/20 (c)	521,604
	Illinois Finance Authority (RB)
180,000	5.00%, 08/01/21	212,562
75,000	5.00%, 05/15/22	87,120
75,000	5.00%, 06/01/23 (c)	88,929
55,000	5.00%, 10/01/24 (c)	64,893
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,199,058
1,105,000	5.00%, 12/01/21 (c)	1,285,999
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,300,000	5.38%, 06/01/21	1,536,626
450,000	5.50%, 06/01/21 (c)	532,566
	Illinois State (RB)
1,695,000	4.00%, 06/15/21 (c)	1,795,768
500,000	4.00%, 08/01/22 (c)	501,225
500,000	5.00%, 01/01/20 (c)	554,365
985,000	5.00%, 08/01/23	1,106,401
690,000	5.25%, 07/01/23 (c)	756,019
700,000	5.25%, 07/01/23 (c)	763,903
Principal Amount		Value

Illinois: (continued)
	Illinois State Toll Highway Authority (RB)
$400,000	5.00%, 01/01/23 (c)	$456,692
500,000	5.00%, 01/01/25 (c)	571,550
130,000	5.25%, 01/01/20 (c)	149,752
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,021,070
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	12,024
200,000	Metropolitan Water Reclamation District of Greater Chicago (GO) 5.00%, 12/01/21 (c)	228,434
	State of Illinois (RB)
1,025,000	4.25%, 06/15/21 (c)	1,083,702
2,140,000	5.00%, 07/01/21	2,390,316
2,000,000	5.00%, 01/01/22 (c)	2,116,940
25,000	5.00%, 03/01/22 (c)	27,226
1,750,000	5.00%, 05/01/22	2,000,005
960,000	5.00%, 04/01/24 (c)	1,023,149
250,000	5.00%, 05/01/24 (c)	273,060
390,000	5.50%, 07/01/23 (c)	438,138
370,000	5.50%, 07/01/23 (c)	418,725
1,155,000	University of Illinois (RB) 4.00%, 04/01/23 (c)	1,183,309
		43,385,872
Indiana: 0.4%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	485,945
100,000	Indiana Finance Authority (RB) 5.00%, 02/01/21 (c)	117,610
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	965,190
1,000,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,203,600
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,158,060
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	580,090
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	138,246
		4,648,741
Kansas: 0.7%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	534,222
	Kansas Development Finance Authority (RB)
25,000	5.00%, 05/15/22 (c)	28,745
2,035,000	5.00%, 05/01/23 (c)	2,319,106

See Notes to Financial Statements

52

Principal Amount		Value

Kansas: (continued)
$260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB) 5.00%, 03/01/20 (c)	$302,175
	State of Kansas Department of Transportation (RB)
25,000	5.00%, 09/01/21	29,991
700,000	5.00%, 09/01/24 (c)	848,589
2,900,000	Wyandotte County, Kansas City Unified Government Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	3,292,892
		7,355,720
Kentucky: 1.0%
	Kentucky Asset Liability Commission (RB)
350,000	5.00%, 09/01/24 (c)	418,810
400,000	5.25%, 09/01/23	486,868
3,250,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/24 (c)	3,853,460
125,000	Kentucky State Property & Building Commission (RB) 5.00%, 08/01/25 (c)	145,455
	Kentucky State Property & Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	517,860
540,000	5.00%, 10/01/23 (c)	626,659
835,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	975,004
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/22 (c)	713,712
	Kentucky Turnpike Authority (RB)
65,000	5.00%, 07/01/22 (c)	76,657
50,000	5.00%, 07/01/22 (c)	59,659
470,000	5.00%, 07/01/23 (c)	548,640
500,000	5.00%, 07/01/23 (c)	578,115
125,000	5.00%, 07/01/23 (c)	147,015
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	341,853
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	592,370
125,000	Louisville/Jefferson County Metropolitan Government (RB) 5.00%, 06/01/22 (c)	143,048
		10,225,185
Principal Amount		Value

Louisiana: 2.1%
$250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	$297,898
	Louisiana Public Facilities Authority (RB)
1,500,000	5.00%, 12/01/15 (c)	1,537,380
1,950,000	5.00%, 06/01/22	2,338,245
985,000	5.00%, 06/01/24 (c)	1,152,371
1,850,000	5.00%, 06/01/24 (c)	2,221,628
	Louisiana State, Series A (GO)
3,400,000	4.00%, 02/01/24 (c)	3,659,556
250,000	5.00%, 05/15/20 (c)	290,380
250,000	5.00%, 02/01/24 (c)	303,373
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	579,900
	State of Louisiana (GO)
60,000	5.00%, 05/15/20 (c)	69,848
75,000	5.00%, 07/15/22 (c)	89,727
2,500,000	5.00%, 08/01/22 (c)	2,940,375
2,100,000	5.00%, 08/01/22 (c)	2,459,226
750,000	5.00%, 02/01/24 (c)	887,295
500,000	5.00%, 12/01/24 (c)	605,345
	State of Louisiana Gasoline & Fuels Tax Revenue (RB)
105,000	5.00%, 05/01/21	125,178
50,000	5.00%, 05/01/22 (c)	59,095
2,000,000	5.00%, 05/01/24 (c)	2,344,060
		21,960,880
Maryland: 1.9%
600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	750,606
	County of Baltimore, Maryland (GO)
2,050,000	3.00%, 08/01/22 (c)	2,025,625
75,000	3.00%, 02/01/24 (c)	76,975
500,000	5.00%, 08/01/22	609,260
1,650,000	County of Howard MD (GO) 3.00%, 02/15/23 (c)	1,636,090
	County of Montgomery, Maryland (GO)
1,000,000	5.00%, 11/01/24 (c)	1,241,510
2,000,000	5.00%, 11/01/24 (c)	2,406,920
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO) 5.00%, 08/15/21 (c)	1,195,020
75,000	Maryland Community Development Administration (RB) 4.00%, 09/01/23 (c)	79,267
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	563,885
1,400,000	Maryland State Department of Transportation (RB) 4.00%, 02/15/21	1,588,832
750,000	Maryland State, State & Local Facilities Loan First Loan, Series A (GO) 5.00%, 03/01/22 (c)	903,945

See Notes to Financial Statements

53

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Maryland: (continued)
	Maryland State, State & Local Facilities Loan First Loan, Series B (GO)
$45,000	3.00%, 03/15/20 (c)	$46,419
1,750,000	4.00%, 03/15/20 (c)	1,958,705
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,064,570
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	156,129
445,000	4.00%, 09/01/24 (c)	503,353
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	259,735
	State of Maryland (GO)
945,000	3.00%, 03/15/20 (c)	955,660
1,255,000	4.00%, 08/01/22 (c)	1,379,785
260,000	5.00%, 08/01/21	313,139
50,000	State of Maryland Department of Transportation (RB) 5.00%, 02/15/21 (c)	57,938
		19,773,368
Massachusetts: 2.7%
	City of Boston, Massachusetts, Series A (GO)
300,000	4.00%, 03/01/24 (c)	326,736
280,000	5.00%, 04/01/22	339,959
	Commonwealth of Massachusetts (GO)
500,000	3.00%, 11/01/22 (c)	491,810
2,270,000	4.00%, 07/01/22 (c)	2,409,128
60,000	5.00%, 10/01/21 (c)	72,291
1,000,000	5.00%, 11/01/22 (c)	1,203,060
1,350,000	5.00%, 11/01/22 (c)	1,636,645
500,000	5.00%, 06/15/24 (c)	613,150
2,325,000	5.00%, 08/01/25	2,889,882
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO) 5.00%, 04/01/21 (c)	820,000
1,730,000	Commonwealth of Massachusetts, Consolidated Loan, Series B (GO) 5.00%, 06/01/20 (c)	2,023,719
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	841,252
515,000	4.00%, 07/01/22 (c)	549,979
2,750,000	5.00%, 07/01/22 (c)	3,261,142
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO) 5.00%, 10/01/21 (c)	508,062
1,000,000	Massachusetts Commonwealth, Series A (GO) 5.00%, 04/01/21 (c)	1,160,860
Principal Amount		Value

Massachusetts: (continued)
$1,300,000	Massachusetts Commonwealth, Series D (GO) 4.25%, 10/01/21 (c)	$1,435,486
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,277,650
150,000	Massachusetts Development Finance Agency (RB) 5.00%, 07/01/21 (c)	169,349
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	570,885
85,000	Massachusetts Educational Financing Authority (RB) 5.20%, 01/01/20 (c)	91,279
295,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	317,149
130,000	Massachusetts Housing Finance Agency (RB) 2.90%, 06/01/22 (c)	124,942
	Massachusetts School Building Authority (RB)
500,000	5.00%, 08/15/22 (c)	595,140
1,000,000	5.00%, 08/15/22 (c)	1,194,000
750,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 08/15/22 (c)	875,115
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	642,018
780,000	5.00%, 06/01/21	935,867
575,000	5.00%, 06/01/23	706,836
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	455,873
10,000	Massachusetts Water Resources Authority (RB) 5.00%, 08/01/21 (c)	11,828
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	99,047
		28,650,139
Michigan: 1.0%
800,000	Detroit, Michigan Distributable State Aid (GO) (SAW) 4.50%, 11/01/20 (c)	838,008
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,105,330
	Michigan Finance Authority (RB)
80,000	5.00%, 12/01/20 (c)	91,686
185,000	5.00%, 07/01/24 (c)	208,734
2,500,000	5.00%, 08/01/24 (c)	2,881,125

See Notes to Financial Statements

54

Principal Amount		Value

Michigan: (continued)
$750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	$911,047
775,000	Michigan Finance Authority, Hospital Revenue & Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	855,933
260,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB) 5.00%, 07/01/16 (c)	273,928
250,000	Michigan Finance Authority, School District of the City of Detroit (RB) 5.50%, 06/01/21	278,933
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	828,780
405,000	5.00%, 07/01/24 (c)	449,538
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	924,624
	Michigan State Building Authority (RB)
25,000	5.00%, 10/15/23 (c)	29,606
50,000	5.00%, 10/15/23	59,799
425,000	Michigan State Building Authority, Series I-A (RB) 5.13%, 10/15/21 (c)	489,107
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	56,601
420,000	Royal Oak Hospital Finance Authority (RB) 5.00%, 03/01/24 (c)	463,751
		10,746,530
Minnesota: 1.6%
1,000,000	City of Rochester, Minnesota (RB) 4.50%, 11/15/21 (p)	1,161,570
430,000	Metropolitan Council, Series E (GO) 5.00%, 09/01/21	516,993
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,261,184
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,322,640
1,400,000	5.00%, 03/01/22 (c)	1,671,488
1,000,000	Minnesota State, State Trunk Highway, Series B (GO) 5.00%, 08/01/23 (c)	1,215,790
	State of Minnesota (GO)
175,000	3.00%, 08/01/21	189,273
585,000	3.00%, 03/01/22 (c)	560,968
1,050,000	3.00%, 08/01/24 (c)	1,086,897
570,000	3.00%, 08/01/24	604,000
385,000	3.00%, 08/01/24 (c)	383,321
25,000	3.50%, 10/01/23 (c)	26,245
985,000	4.00%, 10/01/23 (c)	1,120,369
1,000,000	4.00%, 08/01/24 (c)	1,129,190
Principal Amount		Value

Minnesota: (continued)
$225,000	4.00%, 08/01/24 (c)	$256,667
500,000	5.00%, 08/01/20 (c)	593,390
1,800,000	5.00%, 08/01/21	2,163,150
500,000	5.00%, 10/01/23	615,515
		16,878,650
Mississippi: 0.3%
	Mississippi Development Bank (RB)
75,000	5.00%, 01/01/22 (c)	85,295
50,000	5.00%, 01/01/22 (c)	57,289
100,000	5.00%, 01/01/22 (c)	116,236
1,000,000	5.00%, 01/01/23 (c)	1,127,110
450,000	5.00%, 01/01/27	541,395
1,000,000	State of Mississippi (GO) 5.00%, 10/01/24	1,231,930
		3,159,255
Missouri: 1.4%
1,325,000	City of Kansas City, Missouri, Series A (GO) 5.00%, 02/01/22 (c)	1,578,075
	Health & Educational Facilities Authority of the State of Missouri (RB)
960,000	5.00%, 06/01/24 (c)	1,094,304
500,000	5.00%, 06/01/24 (c)	592,420
1,000,000	5.00%, 06/01/24 (c)	1,132,320
505,000	Kansas City, Missouri Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	602,187
	Missouri Highway & Transportation Commission (RB)
1,000,000	5.00%, 05/01/22	1,216,590
1,000,000	5.00%, 05/01/24	1,241,980
500,000	5.00%, 05/01/24 (c)	608,155
500,000	5.00%, 05/01/26	632,650
290,000	Missouri Joint Municipal Electric Utility Commission (RB) 5.00%, 01/01/24 (c)	328,242
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	802,300
1,200,000	2.50%, 10/01/20 (c)	1,191,276
10,000	3.00%, 10/01/20 (c)	10,190
2,555,000	4.00%, 10/01/20 (c)	2,837,685
250,000	Missouri State Environmental Improvement & Energy Resources Authority, Series A (RB) 5.00%, 07/01/23	307,653
	University of Missouri (RB)
175,000	5.00%, 11/01/24 (c)	208,010
300,000	5.00%, 11/01/24 (c)	368,124
		14,752,161
Nebraska: 0.4%
25,000	Central Plains Energy Project (RB) 5.00%, 09/01/22 (c)	28,107
250,000	City of Lincoln, Nebraska Electric System Revenue (RB) 3.25%, 09/01/22 (c)	242,270

See Notes to Financial Statements

55

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Nebraska: (continued)
$150,000	Lincoln, Nebraska Electric System (RB) 5.00%, 09/01/22	$180,846
	Nebraska Public Power District (RB)
250,000	3.88%, 01/01/22 (c)	267,778
350,000	5.00%, 01/01/18 (c)	384,654
250,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/22 (c)	287,268
	Omaha Public Power District (RB)
130,000	2.25%, 08/01/19 (c)	129,789
1,080,000	5.00%, 02/01/24 (c)	1,279,562
1,000,000	Omaha School District (GO) 5.00%, 06/15/24	1,233,720
		4,033,994
Nevada: 0.2%
485,000	Clark County School District, Series A (GO) 5.00%, 06/15/21	571,655
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO) 4.00%, 12/01/19 (c)	556,675
	Las Vegas Valley Water District (GO)
50,000	5.00%, 06/01/21 (c)	58,164
50,000	5.00%, 06/01/21 (c)	58,319
200,000	5.00%, 06/01/22 (c)	233,778
175,000	State of Nevada (RB) 5.00%, 12/01/23	215,084
		1,693,675
New Hampshire: 0.7%
2,500,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	2,854,325
	New Hampshire State, Series A (GO)
450,000	5.00%, 07/01/20 (c)	526,630
1,290,000	5.00%, 07/01/20 (c)	1,515,273
1,000,000	5.00%, 07/01/20 (c)	1,176,260
	State of New Hampshire (GO)
370,000	5.00%, 07/01/20 (c)	431,809
1,000,000	5.00%, 03/01/25	1,244,100
		7,748,397
New Jersey: 5.9%
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	277,020
10,000	3.00%, 03/01/21	10,787
635,000	3.00%, 03/01/22 (c)	669,480
980,000	3.00%, 03/01/22	1,042,838
20,000	3.00%, 03/01/22	21,574
15,000	3.00%, 03/01/22 (c)	16,181
	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
560,000	4.00%, 11/01/21	631,109
1,000,000	4.00%, 11/01/22 (c)	1,117,070
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority (RB)
$250,000	5.00%, 03/01/22 (c)	$271,623
2,325,000	5.00%, 03/01/23 (c)	2,499,119
1,060,000	5.00%, 03/01/23 (c)	1,162,608
1,905,000	5.00%, 03/01/23 (c)	2,065,039
1,115,000	5.00%, 06/15/24 (c)	1,197,633
1,350,000	5.00%, 06/15/24 (c)	1,478,074
1,000,000	5.00%, 06/15/24 (c)	1,085,230
500,000	5.25%, 03/01/21 (c)	547,635
555,000	5.50%, 03/01/21 (c)	626,379
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,299,940
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,215,520
1,000,000	5.25%, 03/01/21 (c)	1,091,410
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,106,070
980,000	5.00%, 03/01/22 (c)	1,049,433
500,000	5.00%, 03/01/22 (c)	539,475
1,000,000	5.00%, 03/01/22	1,110,790
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,120,000	5.00%, 03/01/23 (c)	2,240,649
1,940,000	5.00%, 03/01/23 (c)	2,119,489
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	555,995
1,450,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/22	1,608,760
	New Jersey Educational Facilities Authority (RB)
360,000	5.00%, 09/01/21	409,385
230,000	5.00%, 06/15/24 (c)	250,523
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	582,135
	New Jersey Health Care Facilities Financing Authority (RB)
1,190,000	4.00%, 07/01/22 (c)	1,265,291
250,000	5.00%, 07/01/22 (c)	287,880
200,000	5.00%, 09/15/23	229,698
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	84,311

See Notes to Financial Statements

56

Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
$500,000	5.00%, 07/01/22 (c)	$563,950
500,000	5.00%, 07/01/22 (c)	589,310
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	78,207
3,150,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	3,513,447
	New Jersey State Turnpike Authority (RB)
125,000	5.00%, 07/01/22 (c)	146,516
900,000	5.00%, 07/01/22 (c)	1,011,411
400,000	5.00%, 07/01/22 (c)	455,576
500,000	5.00%, 01/01/23	598,130
325,000	5.00%, 01/01/23 (c)	376,864
640,000	5.00%, 07/01/24 (c)	747,366
750,000	5.00%, 07/01/24 (c)	867,330
500,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 01/01/23	598,520
1,000,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/23 (c)	1,171,650
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	539,730
500,000	5.00%, 06/01/19 (c)	568,240
	New Jersey Transportation Trust Fund Authority (RB)
1,950,000	5.00%, 06/15/22 (c)	2,146,833
2,050,000	5.00%, 06/15/23 (c)	2,253,278
1,500,000	5.00%, 06/15/24	1,672,935
50,000	5.25%, 06/15/21 (c)	55,180
3,400,000	5.25%, 06/15/23 (c)	3,667,342
750,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/23 (c)	809,025
	New Jersey Transportation Trust Fund Authority, Series D (RB)
925,000	5.00%, 12/15/24	1,033,382
3,000,000	5.25%, 12/15/23	3,399,210
20,000	New Jersey Turnpike, Series A (RB) 5.00%, 07/01/22 (c)	22,407
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	965,950
		61,617,942
New Mexico: 0.3%
	Albuquerque Bernalillo County Water Utility Authority (RB)
65,000	5.00%, 07/01/23	78,734
540,000	5.00%, 07/01/24	661,738
1,375,000	5.00%, 07/01/25 (c)	1,684,347
Principal Amount		Value

New Mexico: (continued)
$260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	$311,098
		2,735,917
New York: 14.5%
	Brookhaven New York, Series A (GO)
640,000	3.00%, 02/01/23	684,243
250,000	4.00%, 02/01/23 (c)	272,370
	City of New York, New York, Series A-1 (GO)
250,000	5.00%, 08/01/21 (c)	295,385
610,000	5.25%, 08/01/23 (c)	746,902
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	55,107
1,000,000	5.00%, 08/01/22 (c)	1,191,560
1,450,000	5.00%, 08/01/22 (c)	1,684,450
250,000	5.00%, 08/01/22 (c)	296,230
	City of New York, New York, Series D (GO)
1,600,000	5.00%, 08/01/21	1,896,672
1,000,000	5.00%, 02/01/23 (c)	1,155,840
	City of New York, New York, Series D-1 (GO)
1,100,000	5.00%, 10/01/21 (c)	1,283,777
3,455,000	5.00%, 08/01/23 (c)	4,114,249
875,000	City of New York, New York, Series E (GO) 5.25%, 08/01/22	1,061,139
	City of New York, New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	580,425
1,295,000	5.00%, 02/01/22 (c)	1,473,917
	City of New York, New York, Series F-1 (GO)
50,000	5.00%, 03/01/23 (c)	57,868
1,300,000	5.00%, 03/01/23 (c)	1,551,979
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,543,002
995,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,204,686
	City of New York, New York, Series I (GO)
1,310,000	5.00%, 08/01/21	1,552,900
1,000,000	5.00%, 08/01/22	1,196,000
1,000,000	5.00%, 08/01/22 (c)	1,171,790
60,000	5.00%, 08/01/23 (c)	72,644
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	479,116
1,225,000	5.00%, 03/01/24 (c)	1,412,596
	City of New York, New York, Series J (GO)
960,000	5.00%, 08/01/23 (c)	1,143,178
595,000	5.00%, 08/01/23	715,916

See Notes to Financial Statements

57

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
$350,000	City of New York, Series E (GO) 5.00%, 02/01/23 (c)	$419,650
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 05/01/21 (c)	587,970
400,000	Long Island Power Authority (RB) 5.00%, 09/01/22	470,028
2,360,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22 (c)	2,679,733
	Metropolitan Transportation Authority (RB)
50,000	5.00%, 11/15/21	59,372
250,000	5.00%, 11/15/21 (c)	288,078
350,000	5.00%, 11/15/22 (c)	411,275
750,000	5.00%, 11/15/22 (c)	861,285
300,000	5.00%, 11/15/22 (c)	352,521
350,000	5.00%, 11/15/22 (c)	402,959
125,000	5.00%, 11/15/22 (c)	146,884
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	493,415
2,050,000	5.00%, 11/15/22 (c)	2,385,913
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	611,364
500,000	5.00%, 11/15/22	600,090
	Metropolitan Transportation Authority, Series D (RB)
500,000	5.00%, 11/15/17 (c)	549,665
285,000	5.00%, 11/15/21	338,420
500,000	Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/22 (c)	575,655
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	868,153
2,155,000	5.00%, 11/15/22 (c)	2,496,934
1,000,000	5.00%, 11/15/22	1,200,180
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	112,377
1,300,000	5.00%, 11/15/22 (c)	1,538,381
5,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23 (c)	5,916
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	924,392
500,000	Nassau County, New York, Series A (GO) 4.00%, 04/01/21 (c)	521,905
400,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	459,908
Principal
Amount		Value

New York: (continued)
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
$255,000	3.50%, 08/01/24 (c)	$258,616
400,000	5.00%, 02/01/18 (c)	440,600
275,000	5.00%, 05/01/21	326,123
545,000	5.00%, 11/01/21 (c)	640,767
575,000	5.00%, 11/01/22	694,864
575,000	5.00%, 11/01/22 (c)	682,111
700,000	5.00%, 02/01/23 (c)	837,648
290,000	5.00%, 05/01/23 (c)	336,963
1,660,000	5.00%, 02/01/24 (c)	1,907,971
400,000	5.25%, 02/01/21 (c)	465,424
3,100,000	New York City Transitional Finance Authority, Building Aid Revenue, Series F-1 (RB) 5.00%, 05/01/22 (c)	3,564,101
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
1,000,000	5.00%, 07/15/22	1,198,580
800,000	5.00%, 07/15/22 (c)	916,736
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	536,540
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
700,000	5.00%, 11/01/21	836,129
515,000	5.00%, 11/01/21	615,152
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB) 5.25%, 02/01/21 (c)	537,255
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,500,000	5.00%, 11/01/21 (c)	1,762,590
1,045,000	5.00%, 11/01/21 (c)	1,232,797
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 02/01/21 (c)	1,163,630
1,000,000	5.00%, 11/01/21	1,194,470
600,000	5.00%, 11/01/21 (c)	701,070
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/22 (c)	2,387,740
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	508,253
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/21	592,950

See Notes to Financial Statements

58

Principal
Amount		Value

New York: (continued)
	New York City Water & Sewer System (RB)
$190,000	5.00%, 06/15/21 (c)	$219,908
110,000	5.00%, 06/15/21 (c)	129,584
510,000	5.00%, 06/15/25 (c)	611,674
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	654,483
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	580,725
	New York City, Series I (GO)
1,750,000	5.00%, 08/01/22	2,093,000
1,500,000	5.00%, 08/01/22 (c)	1,787,340
100,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	119,116
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	519,636
	New York State Dormitory Authority (RB)
145,000	5.00%, 12/15/21	174,096
570,000	5.00%, 12/15/22 (c)	671,221
800,000	5.00%, 02/15/24	977,176
1,500,000	5.00%, 02/15/24 (c)	1,741,245
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW) 5.00%, 10/01/21	742,150
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	114,312
	New York State Dormitory Authority, State Personal Income Tax Revenue, Series A (RB)
500,000	4.00%, 12/15/22	570,270
1,000,000	5.00%, 12/15/22 (c)	1,204,540
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
2,000,000	5.00%, 12/15/22 (c)	2,420,040
950,000	5.00%, 12/15/22 (c)	1,121,589
825,000	5.00%, 12/15/22	1,002,160
1,000,000	5.00%, 12/15/22 (c)	1,166,990
170,000	5.00%, 12/15/22 (c)	197,496
295,000	5.00%, 02/15/24 (c)	354,596
250,000	5.00%, 02/15/24 (c)	302,703
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	586,485
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	589,390
1,300,000	5.00%, 03/15/22 (c)	1,551,602
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
300,000	5.00%, 02/15/20 (c)	344,346
1,625,000	5.00%, 08/15/21 (c)	1,924,910
Principal
Amount		Value

New York: (continued)
$625,000	New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23 (c)	$727,625
250,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB) 5.00%, 05/15/22 (c)	298,763
	New York State Environmental Facilities Corp (RB)
835,000	5.00%, 06/15/24 (c)	988,440
1,250,000	5.00%, 06/15/24 (c)	1,525,962
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	488,497
750,000	5.00%, 06/15/22 (c)	909,510
1,000,000	5.00%, 06/15/22 (c)	1,206,010
600,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22	730,290
1,000,000	New York State Thruway Authority (RB) 5.00%, 01/01/24 (c)	1,180,670
765,000	New York State Thruway Authority Highway & Bridge Trust Fund (RB) 5.00%, 04/01/21 (c)	883,460
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,170,600
800,000	New York State Thruway Authority, Series A (RB) 5.00%, 03/15/23 (c)	914,888
	New York State Thruway Authority, Series I (RB)
3,310,000	5.00%, 01/01/22 (c)	3,847,412
1,000,000	5.00%, 01/01/22 (c)	1,170,420
2,120,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/24 (c)	2,478,004
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
500,000	5.00%, 09/15/20 (c)	578,365
1,000,000	5.00%, 03/15/21	1,185,170
250,000	5.00%, 03/15/21 (c)	294,763
680,000	New York State Urban Development Corp (RB) 3.50%, 03/15/21 (c)	697,027
250,000	New York State Urban Development Corp., Series D (RB) 5.00%, 03/15/23	302,883
	New York State Urban Development Corp., State Personal Income, Series A (RB)
700,000	4.00%, 03/15/21 (c)	764,484
1,000,000	4.00%, 03/15/21 (c)	1,099,610

See Notes to Financial Statements

59

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
$2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	$2,297,820
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/22	1,502,587
1,000,000	5.00%, 03/15/23 (c)	1,135,350
1,550,000	5.00%, 03/15/23 (c)	1,784,344
690,000	5.00%, 03/15/23 (c)	815,097
115,000	New York State Urban Development Corp., State Personal Income, Series D (RB) 5.00%, 03/15/22	138,238
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	544,140
1,050,000	4.00%, 02/15/21 (c)	1,151,986
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,100,470
800,000	4.00%, 12/15/21 (c)	888,136
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	505,010
	Port Authority of New York & New Jersey (RB)
565,000	3.00%, 06/15/24 (c)	564,401
750,000	3.25%, 06/15/24 (c)	750,570
	Sales Tax Asset Receivable Corp., Series A (RB)
235,000	3.00%, 10/15/24 (c)	232,008
1,000,000	5.00%, 10/15/24 (c)	1,194,280
310,000	5.00%, 10/15/24 (c)	379,214
50,000	Suffolk County Economic Development Corp (RB) 5.00%, 07/01/21 (c)	56,118
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	1,048,120
50,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	54,275
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	67,133
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	269,537
485,000	4.00%, 08/01/22 (c)	509,876
	Triborough Bridge & Tunnel Authority, Series A (RB)
455,000	5.00%, 01/01/22 (c)	534,079
1,000,000	5.00%, 01/01/22 (c)	1,190,860
800,000	5.00%, 05/15/23 (c)	962,048
	Triborough Bridge & Tunnel Authority, Series B (RB)
500,000	5.00%, 11/15/22 (c)	590,550
1,980,000	5.00%, 11/15/22	2,403,977
1,000,000	5.00%, 11/15/22 (c)	1,206,360
1,310,000	5.00%, 11/15/23 (c)	1,540,311
Principal
Amount		Value

New York: (continued)
$1,250,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/23 (c)	$1,464,312
	Utility Debt Securitization Authority, Series E (RB)
1,675,000	5.00%, 12/15/23 (c)	1,973,418
900,000	5.00%, 12/15/23 (c)	1,064,907
		151,430,612
North Carolina: 1.0%
50,000	County of New Hanover, North Carolina (RB) 5.00%, 10/01/21 (c)	57,165
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,896,495
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,132,710
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	558,565
815,000	5.00%, 05/01/20 (c)	958,481
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,957
750,000	North Carolina State, Capital Improvement Limited Obligation, Series C (RB) 5.00%, 05/01/21 (c)	881,490
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	486,636
	State of North Carolina (GO)
1,000,000	5.00%, 06/01/23	1,231,810
1,040,000	5.00%, 05/01/24 (c)	1,243,528
1,315,000	5.00%, 05/01/24	1,633,204
250,000	5.00%, 06/01/24	306,820
75,000	5.00%, 06/01/26	92,954
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	168,357
		10,672,172
Ohio: 3.0%
20,000	American Municipal Power, Inc. (RB) 4.00%, 02/15/22 (c)	20,745
	City of Columbus OH Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	293,148
300,000	5.00%, 12/01/24 (c)	358,134
500,000	5.00%, 12/01/24 (c)	602,985
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	1,944,451
800,000	4.00%, 02/15/24 (c)	865,800
440,000	5.00%, 02/15/22	530,697
750,000	5.00%, 07/01/23	915,997
100,000	5.00%, 08/15/23 (c)	120,159
1,975,000	5.00%, 02/15/24 (c)	2,414,161

See Notes to Financial Statements

60

Principal
Amount		Value

Ohio: (continued)
$1,000,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/22 (c)	$1,198,470
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	891,541
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	744,547
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,477,884
125,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22	148,858
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	910,717
2,675,000	5.00%, 09/15/23	3,273,852
1,750,000	Ohio State Common Schools, Series B (GO) 4.00%, 09/15/21 (c)	1,892,747
650,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	814,749
	State of Ohio (GO)
300,000	5.00%, 09/15/21	360,246
1,345,000	5.00%, 01/15/23 (c)	1,506,951
895,000	5.00%, 08/01/23	1,093,430
3,000,000	5.00%, 05/01/24 (c)	3,592,440
1,000,000	5.00%, 05/01/24 (c)	1,220,850
3,000,000	5.00%, 09/15/26	3,754,560
		30,948,119
Oklahoma: 0.1%
65,000	Grand River Dam Authority (RB) 5.00%, 06/01/24 (c)	75,593
1,000,000	Oklahoma Capital Improvement Authority (RB) 5.00%, 07/01/24 (c)	1,161,650
		1,237,243
Oregon: 0.7%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	111,439
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	593,210
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG) 4.00%, 06/15/21	1,186,702
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	547,995
105,000	5.00%, 06/01/21	125,377
785,000	5.00%, 06/01/22	948,782
400,000	5.00%, 06/01/22 (c)	479,056
Principal
Amount		Value

Oregon: (continued)
$500,000	Oregon State, Series F (GO) 5.00%, 05/01/23 (c)	$602,460
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	523,887
575,000	5.00%, 03/01/20 (c)	658,749
	State of Oregon Department of Transportation (RB)
100,000	5.00%, 11/15/21	121,064
90,000	5.00%, 11/15/21	108,958
200,000	5.00%, 11/15/23	246,472
745,000	5.00%, 11/15/24 (c)	890,864
225,000	5.00%, 11/15/24	280,418
65,000	5.00%, 11/15/24 (c)	78,639
200,000	5.00%, 11/15/24 (c)	236,388
50,000	Tri-County Metropolitan Transportation District (RB) 5.00%, 10/01/21	59,572
		7,800,032
Pennsylvania: 2.7%
270,000	City of Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (RB) 5.00%, 01/01/22	319,680
	Commonwealth of Pennsylvania (GO)
1,000,000	5.00%, 07/01/21	1,177,350
1,250,000	5.00%, 07/01/21	1,471,687
1,000,000	5.00%, 11/15/21	1,183,400
570,000	5.00%, 11/15/21 (c)	655,705
720,000	5.00%, 11/15/21 (c)	848,671
840,000	5.00%, 11/15/21 (c)	983,396
1,765,000	5.00%, 07/01/22	2,102,080
1,650,000	5.00%, 04/01/23 (c)	1,935,153
2,250,000	5.00%, 04/01/23 (c)	2,658,262
500,000	5.00%, 07/01/23	599,855
1,000,000	5.00%, 10/15/23 (c)	1,152,230
500,000	5.00%, 10/15/23 (c)	589,620
420,000	5.00%, 10/15/23 (c)	500,186
860,000	5.00%, 10/15/23 (c)	995,794
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 4.00%, 07/01/23	560,105
	Commonwealth of Pennsylvania, First Series (GO)
920,000	5.00%, 06/01/21	1,081,662
925,000	5.00%, 11/15/21 (c)	1,079,845
1,250,000	5.00%, 06/01/22 (c)	1,485,262
640,000	5.00%, 06/01/22	761,376
2,150,000	5.00%, 04/01/23 (c)	2,565,659
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	318,318
500,000	5.00%, 10/15/23 (c)	600,095
850,000	Monroeville, Pennsylvania Finance Authority (RB) 5.00%, 02/15/26	1,019,396
25,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 07/01/16 (c)	26,310

See Notes to Financial Statements

61

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Pennsylvania: (continued)
$500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	$530,585
1,000,000	Pennsylvania State Industrial Development Authority (RB) 5.00%, 07/01/21	1,171,650
55,000	Philadelphia Hospitals & Higher Education Facilities Authority (RB) 5.00%, 07/01/21 (c)	63,034
60,000	St Mary Hospital Authority (RB) 5.00%, 05/15/20 (c)	69,314
		28,505,680
Puerto Rico: 0.1%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	522,490
500,000	Puerto Rico Electric Power Authority (RB) (AGM) 3.65%, 07/01/15 (c)	463,040
		985,530
Rhode Island: 0.4%
	State of Rhode Island (GO)
250,000	5.00%, 08/01/24 (c)	301,495
1,000,000	5.00%, 08/01/24 (c)	1,194,130
500,000	5.50%, 08/01/21 (c)	612,670
470,000	5.50%, 08/01/21 (c)	573,104
1,275,000	5.50%, 08/01/21 (c)	1,553,855
		4,235,254
South Carolina: 1.3%
325,000	Berkeley County School District (GO) 3.00%, 03/01/24 (c)	331,065
300,000	Charleston Educational Excellence Finance Corp (RB) 5.00%, 12/01/23	365,556
920,000	Charleston Educational Excellence Finance Corp. (RB) 5.00%, 12/01/23 (c)	1,061,910
1,750,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	2,088,835
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	540,855
1,305,000	4.00%, 09/01/21 (c)	1,461,717
500,000	5.00%, 09/01/21 (c)	589,630
	South Carolina Jobs-Economic Development Authority (RB)
975,000	3.75%, 11/01/22 (c)	985,803
130,000	5.00%, 08/01/23 (c)	149,565
395,000	5.25%, 08/01/23 (c)	456,624
245,000	South Carolina Ports Authority (RB) 5.25%, 07/01/20 (c)	287,620
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	626,744
1,000,000	4.00%, 04/01/20 (c)	1,120,820
Principal
Amount		Value

South Carolina: (continued)
$900,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	$1,041,480
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,239,183
650,000	5.00%, 12/01/21	773,493
		13,120,900
Tennessee: 0.8%
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,477,800
680,000	Knox County Health Educational & Housing Facility Board (RB) 5.00%, 01/01/23 (c)	784,441
25,000	Memphis Center City Revenue Finance Corp. (RB) (AGM) 4.50%, 11/01/21 (c)	27,074
500,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21	593,575
750,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	913,095
	Metropolitan Government of Nashville & Davidson County, Tennessee (RB)
1,200,000	5.00%, 07/01/22	1,431,816
500,000	5.00%, 07/01/23	610,665
75,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	88,506
350,000	State of Tennessee (GO) 5.00%, 08/01/21	421,533
275,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series A (RB) 3.50%, 05/01/18 (c)	284,721
975,000	Tennessee State, Series A (GO) 5.00%, 08/01/22	1,190,280
		7,823,506
Texas: 9.0%
750,000	Austin Independent School District (GO) 5.00%, 08/01/24	925,387
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	574,730
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
400,000	5.00%, 11/15/21 (c)	475,516
650,000	5.00%, 11/15/21	778,004
1,000,000	5.00%, 05/15/24 (c)	1,175,290
1,000,000	5.00%, 05/15/24 (c)	1,169,200
650,000	5.00%, 05/15/24 (c)	756,047
50,000	City of Dallas and Fort Worth, Texas International Airport (RB) 5.00%, 11/01/20 (c)	56,952

See Notes to Financial Statements

62

Principal
Amount		Value

Texas: (continued)
$1,150,000	City of Dallas, Texas (GO) 5.00%, 02/15/24 (c)	$1,397,526
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	57,845
1,890,000	5.00%, 11/01/20 (c)	2,194,025
1,000,000	City of Fort Worth, Texas (GO) 5.00%, 03/01/22 (c)	1,192,510
	City of Houston, Texas Combined Utility System Revenue (RB)
200,000	4.00%, 05/15/21	225,880
1,000,000	5.00%, 11/15/24 (c)	1,194,860
	City of Houston, Texas, Series A (GO)
1,350,000	5.00%, 03/01/21	1,604,164
300,000	5.00%, 03/01/22	363,078
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,261,305
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,865,000	5.00%, 02/01/22	2,236,862
1,000,000	5.00%, 08/01/22 (c)	1,190,820
1,000,000	5.00%, 02/01/23	1,208,490
500,000	5.25%, 02/01/25	626,040
1,000,000	City of San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,179,250
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,187,850
585,000	Comal Independent School District, Series A (GO) 4.00%, 02/01/21 (c)	623,557
	Conroe Independent School District (GO)
60,000	5.00%, 02/15/20 (c)	70,281
500,000	5.00%, 02/15/21 (c)	570,890
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	1,001,551
1,000,000	5.00%, 07/15/20 (c)	1,168,260
	County of Harris, Texas (GO)
670,000	5.00%, 10/01/20 (c)	793,608
500,000	5.00%, 08/15/22 (c)	576,930
100,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	121,266
100,000	Dallas, Texas Independent School District (GO) 5.00%, 02/15/21 (c)	118,326
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	444,394
750,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	906,180
70,000	Fort Worth Independent School District (GO) 5.00%, 02/15/20 (c)	80,071
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	294,608
Principal
Amount		Value

Texas: (continued)
	Harris County Flood Control District (RB)
$100,000	5.00%, 10/01/20 (c)	$115,297
500,000	5.00%, 10/01/24 (c)	600,005
2,755,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB) 5.00%, 12/01/24 (c)	3,148,827
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	854,804
	Harris County, Texas Flood Control District (RB)
260,000	5.00%, 10/01/20 (c)	301,072
500,000	5.00%, 10/01/24 (c)	604,180
475,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	555,888
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	588,540
1,980,000	5.00%, 10/01/22 (c)	2,356,913
	Harris County-Houston Sports Authority (RB)
965,000	5.00%, 11/15/24 (c)	1,099,019
2,225,000	5.00%, 11/15/24 (c)	2,553,610
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	302,965
	Houston, Texas Public Improvement Refunding, Series A (GO)
2,000,000	5.00%, 03/01/21 (c)	2,342,560
2,090,000	5.00%, 03/01/23 (c)	2,500,079
750,000	5.00%, 03/01/24 (c)	885,877
35,000	Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/20 (c)	41,096
350,000	Leander Independent School District (GO) 5.00%, 08/15/23 (c)	421,141
	Lower Colorado River Authority (RB)
155,000	4.00%, 05/15/22 (c)	159,692
350,000	5.00%, 05/15/20 (c)	400,526
1,990,000	5.00%, 05/15/20 (c)	2,238,690
990,000	5.00%, 05/15/22 (c)	1,159,735
2,370,000	5.00%, 05/15/22 (c)	2,707,014
55,000	5.00%, 05/15/23 (c)	62,376
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	864,317
	North Texas Municipal Water District (RB)
650,000	4.00%, 03/01/22 (c)	685,704
250,000	5.25%, 03/01/22 (c)	303,523
	North Texas Tollway Authority (RB)
550,000	5.00%, 09/01/21 (c)	636,196
750,000	5.00%, 01/01/24 (c)	835,125
530,000	5.25%, 09/01/21 (c)	633,541
1,080,000	5.25%, 09/01/21 (c)	1,278,990

See Notes to Financial Statements

63

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	$1,698,195
2,975,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	3,462,751
500,000	Pasadena, Texas Independent School District (GO) 5.00%, 02/15/23 (c)	593,665
200,000	Port of Houston Authority of Harris County Texas, Series D-0 (GO) 5.00%, 10/01/20 (c)	229,488
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO) 5.00%, 10/01/20 (c)	489,430
2,715,000	San Antonio, Texas Electric & Gas Systems (RB) 5.25%, 02/01/24	3,362,663
1,325,000	San Antonio, Texas Independent School District (GO) 5.00%, 02/15/21 (c)	1,526,771
300,000	San Antonio, Texas Public Facilities Corp. (RB) 3.00%, 09/15/22 (c)	287,964
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,227,150
	State of Texas (GO)
1,355,000	5.00%, 04/01/22 (c)	1,593,006
50,000	5.00%, 04/01/22	60,273
50,000	5.00%, 04/01/24 (c)	59,266
750,000	5.00%, 04/01/24 (c)	902,835
2,955,000	5.00%, 10/01/24 (c)	3,475,848
50,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 5.00%, 11/15/21 (c)	56,489
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
1,220,000	5.00%, 10/01/23 (c)	1,401,036
235,000	5.25%, 10/01/23 (c)	273,829
250,000	Texas A&M University (RB) 5.00%, 05/15/22	301,855
500,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	568,675
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	250,551
230,000	5.00%, 12/15/22 (c)	258,755
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,000,000	5.00%, 12/15/22 (c)	1,146,150
1,000,000	5.00%, 12/15/22	1,163,980
500,000	Texas State, Public Finance Authority (GO) 5.00%, 10/01/21 (c)	591,735
Principal Amount		Value

Texas: (continued)
	Texas Transportation Commission State Highway Fund (RB)
$580,000	5.00%, 04/01/21	$690,333
1,000,000	5.00%, 04/01/23	1,218,340
1,290,000	5.00%, 04/01/24	1,584,159
635,000	University of Houston (RB) 5.00%, 02/15/21 (c)	733,565
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	579,630
20,000	5.00%, 02/15/20 (c)	23,205
650,000	5.00%, 02/15/22 (c)	774,371
1,850,000	University of Texas, Revenue Financing System, Series B (RB) 5.00%, 08/15/22	2,249,267
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	89,003
		93,963,088
Utah: 0.2%
605,000	Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	648,911
	Utah State, Series A (GO)
500,000	5.00%, 07/01/21 (c)	601,870
500,000	5.00%, 07/01/21 (c)	601,870
550,000	5.00%, 07/01/21 (c)	662,057
		2,514,708
Virgin Islands: 0.1%
500,000	Virgin Islands Public Finance Authority (RB) 5.00%, 10/01/20 (c)	550,595
Virginia: 3.1%
835,000	Commonwealth of Virginia, Series A (GO) 4.00%, 06/01/21 (c)	911,043
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	574,002
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,274,939
500,000	Fairfax County, Virginia Industrial Development Authority (RB) 5.00%, 05/15/22	603,345
	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
650,000	5.00%, 04/01/21	778,102
225,000	5.00%, 04/01/23	275,972
2,075,000	5.00%, 04/01/24	2,569,016
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	426,020
2,000,000	5.00%, 02/01/22 (c)	2,383,400
1,890,000	5.00%, 09/01/22 (c)	2,271,515
485,000	5.00%, 02/01/24	590,691

See Notes to Financial Statements

64

Principal Amount		Value

Virginia: (continued)
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB)
$100,000	5.00%, 02/01/22 (c)	$119,170
2,000,000	5.00%, 09/01/23	2,438,980
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	2,017,758
	Virginia Commonwealth Transportation Board (RB)
45,000	4.00%, 05/15/21 (c)	48,312
920,000	5.00%, 05/15/21	1,096,143
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	539,400
150,000	5.25%, 05/15/21 (c)	179,340
	Virginia Commonwealth Transportation Board, Series A (RB)
1,000,000	5.00%, 09/15/21	1,194,820
450,000	5.00%, 03/15/23 (c)	527,719
	Virginia Public Building Authority (RB)
475,000	3.00%, 08/01/24 (c)	465,804
20,000	5.00%, 08/01/21 (c)	23,644
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	445,368
1,750,000	5.00%, 08/01/23	2,132,060
	Virginia Public School Authority (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,126,550
450,000	5.00%, 08/01/21	538,128
350,000	Virginia Resources Authority (RB) 5.00%, 11/01/21 (c)	419,486
750,000	Virginia Small Business Financing Authority (RB) 5.25%, 10/01/24 (c)	862,170
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/22	2,236,095
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,870,121
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	304,303
		32,243,416
Washington: 3.9%
450,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 02/01/22 (c)	533,452
550,000	Central Puget Sound, Washington Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22 (c)	641,333
Principal Amount		Value

Washington: (continued)
$200,000	Energy Northwest Generating Station, Series A (RB) 5.00%, 07/01/23	$242,926
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	6,040
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	390,933
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	17,512
1,025,000	King County, Washington Sewer Revenue & Refunding (RB) 5.00%, 01/01/23 (c)	1,220,590
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,552,213
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	2,065,637
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,207,567
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	22,696
	State of Washington (GO)
850,000	3.00%, 07/01/23 (c)	818,771
520,000	3.13%, 07/01/22 (c)	511,644
295,000	4.00%, 07/01/23 (c)	314,213
25,000	5.00%, 07/01/20 (c)	29,298
55,000	5.00%, 08/01/20 (c)	65,181
50,000	5.00%, 06/01/21 (c)	57,701
250,000	5.00%, 08/01/21 (c)	290,750
355,000	5.00%, 07/01/23 (c)	429,124
835,000	5.00%, 08/01/23 (c)	1,010,266
115,000	5.00%, 09/01/23	138,007
1,500,000	5.00%, 02/01/24 (c)	1,813,635
4,500,000	5.00%, 07/01/24	5,514,480
50,000	5.00%, 01/01/25 (c)	58,419
350,000	5.00%, 01/01/25 (c)	415,391
1,800,000	Tobacco Settlement Authority of Washington (RB) 5.00%, 06/01/22	2,120,652
	University of Washington General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,167,520
500,000	5.00%, 04/01/21 (c)	585,580
50,000	5.00%, 07/01/21	60,024
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,192,100
	Washington Health Care Facilities Authority (RB)
365,000	4.00%, 10/01/21 (p)	430,401
250,000	4.00%, 10/01/21 (p)	277,535

See Notes to Financial Statements

65

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Washington: (continued)
$800,000	Washington State Motor Vehicle Fuel Tax, Series E (GO) 5.25%, 02/01/22	$973,264
	Washington State Various Purpose, Series D (GO)
250,000	5.00%, 02/01/22	300,198
535,000	5.00%, 02/01/23	646,970
2,125,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/22	2,551,679
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO) 5.00%, 07/01/22 (c)	2,402,560
	Washington State, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	975,196
1,000,000	5.00%, 01/01/21 (c)	1,163,130
300,000	5.00%, 08/01/21 (c)	355,239
1,000,000	5.00%, 07/01/22	1,207,210
1,000,000	5.00%, 08/01/22 (c)	1,195,260
1,675,000	Washington State, Various Purpose, Series D (GO) 5.00%, 02/01/23 (c)	1,980,855
	Washington State, Various Purpose, Series R-A (GO)
150,000	5.00%, 01/01/21	177,470
375,000	5.00%, 07/01/21 (c)	443,179
625,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/22 (c)	745,737
		40,319,538
West Virginia: 0.1%
60,000	West Virginia University (RB) 5.00%, 10/01/22 (c)	71,152
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB) 5.00%, 10/01/21	1,037,855
		1,109,007
Principal Amount		Value

Wisconsin: 1.0%
	State of Wisconsin (GO)
$500,000	4.50%, 05/01/21 (c)	$553,250
75,000	5.00%, 05/01/21 (c)	88,849
385,000	5.00%, 11/01/22 (c)	461,996
25,000	5.00%, 11/01/22 (c)	29,319
550,000	5.00%, 11/01/24 (c)	676,472
1,500,000	5.00%, 11/01/24 (c)	1,807,995
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB)
185,000	5.00%, 06/01/20 (c)	213,281
35,000	5.00%, 06/01/20 (c)	40,608
50,000	5.00%, 06/01/20 (c)	58,118
	Wisconsin Department of Transportation (RB)
250,000	5.00%, 07/01/19 (c)	288,503
35,000	5.00%, 07/01/22 (c)	41,328
1,000,000	Wisconsin State Transportation, Series 0 (RB) 5.00%, 07/01/23 (c)	1,167,320
800,000	Wisconsin State Transportation, Series 1 (RB) 5.00%, 07/01/23 (c)	948,648
205,000	Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	230,974
	Wisconsin State, Series 2 (GO)
350,000	5.00%, 05/01/21	416,819
1,300,000	5.00%, 11/01/21	1,559,857
510,000	Wisconsin State, Series A (GO) 5.25%, 05/01/21 (c)	614,932
	Wisconsin State, Series C (GO)
755,000	4.00%, 05/01/21 (c)	812,403
750,000	4.00%, 05/01/21 (c)	815,257
		10,825,929
Total Municipal Bonds: 98.8% (Cost: $1,014,385,793)		1,029,907,217
Other assets less liabilities: 1.2%		12,898,315
NET ASSETS: 100.0%		$1,042,805,532

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date

See Notes to Financial Statements

66

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.5%	$15,585,904
Bond Bank	0.3	3,085,385
Development	1.2	12,775,492
Education	3.5	36,196,501
Facilities	3.8	38,743,940
General Obligation	54.4	559,963,295
Higher Education	5.6	57,877,976
Housing	0.0	343,178
Medical	3.0	30,908,118
Multifamily Housing	0.0	79,267
Pollution	0.7	6,808,501
Power	4.0	40,588,941
School District	3.9	40,437,995
Single Family Housing	0.1	1,117,613
Student Loan	0.0	408,428
Tobacco Settlement	0.3	2,954,337
Transportation	10.5	107,957,868
Utilities	2.4	24,244,427
Water	4.8	49,830,051
	100.0%	$1,029,907,217

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$1,029,907,217	$—	$1,029,907,217

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

67

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount		Value

MUNICIPAL BONDS: 98.2%
Arizona: 1.6%
$700,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	$779,037
1,000,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	964,920
		1,743,957
California: 13.6%
380,000	Bay Area Toll Authority, Series S-2 (RB) 5.00%, 10/01/20 (c)	430,624
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	134,831
250,000	California Educational Facilities Authority (RB) 5.00%, 10/01/32	320,160
	California Health Facilities Financing Authority (RB)
520,000	4.00%, 03/01/23 (c)	513,947
250,000	4.50%, 11/15/21 (c)	264,475
500,000	5.00%, 08/15/23 (c)	558,420
100,000	California Health Facilities Financing Authority, Series A (RB) 4.00%, 08/15/24 (c)	102,809
595,000	California State Public Works Board (RB) 5.00%, 03/01/23 (c)	660,307
975,000	California State University (RB) 5.00%, 11/01/24 (c)	1,125,413
500,000	California Statewide Communities Development Authority (RB) 5.25%, 12/01/24 (c)	545,545
50,000	City of San Francisco CA Public Utilities Commission Water Revenue (RB) 4.00%, 05/01/22 (c)	50,762
305,000	El Camino Community College District (GO) 4.00%, 08/01/22 (c)	313,485
335,000	Los Angeles Department of Water (RB) 5.00%, 07/01/24 (c)	379,106
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	414,376
500,000	Port of Los Angeles (RB) 5.00%, 08/01/24 (c)	568,895
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	519,907
250,000	San Mateo Union High School District (GO) 5.00%, 09/01/23 (c)	279,732
750,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	711,060
100,000	Semitropic Improvement District (RB) 4.00%, 12/01/22 (c)	102,495
500,000	Southern California Public Power Authority (RB) 5.00%, 07/01/24 (c)	579,085
Principal
Amount		Value

California: (continued)
	State of California (GO)
$30,000	4.00%, 04/01/23 (c)	$30,715
50,000	4.38%, 02/01/22 (c)	52,482
800,000	4.50%, 12/01/23 (c)	858,784
890,000	5.00%, 09/01/22 (c)	1,003,083
490,000	5.00%, 04/01/23 (c)	560,359
300,000	5.00%, 04/01/23 (c)	335,226
	State of California, Various Purpose (GO)
230,000	3.50%, 09/01/22 (c)	231,622
750,000	5.00%, 04/01/22 (c)	840,427
750,000	5.00%, 11/01/23 (c)	843,720
475,000	University of California (RB) 5.00%, 05/15/23 (c)	543,419
470,000	Walnut Energy Center Authority (RB) 5.00%, 07/01/24 (c)	535,062
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	413,452
		14,823,785
Colorado: 2.1%
115,000	Colorado Health Facilities Authority (RB) 5.00%, 06/01/22 (c)	122,238
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	536,250
550,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	596,942
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	255,438
750,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	827,527
		2,338,395
Connecticut: 0.9%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	538,315
370,000	State of Connecticut (GO) 5.00%, 11/15/24 (c)	426,288
		964,603
District of Columbia: 1.2%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	534,690
750,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) 5.00%, 04/01/22 (c)	796,230
		1,330,920

See Notes to Financial Statements

68

Principal
Amount		Value

Florida: 9.9%
$500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB) 5.00%, 10/01/22 (c)	$564,180
500,000	Central Florida Expressway Authority (RB) 5.00%, 07/01/23 (c)	558,050
1,250,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,397,262
600,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	709,428
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,026
1,000,000	County of Miami-Dade FL (GO) 4.00%, 07/01/24 (c)	1,033,290
615,000	County of Miami-Dade FL Transit System Sales Surtax Revenue (RB) 5.00%, 07/01/22 (c)	689,452
1,000,000	County of Miami-Dade, Florida (GO) 4.00%, 07/01/24 (c)	1,026,990
395,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 4.00%, 07/01/22 (c)	408,655
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	445,176
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	324,136
1,200,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	1,333,068
825,000	Orange County Health Facilities Authority (RB) 5.00%, 04/01/22 (c)	880,473
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 4.13%, 04/01/22 (c)	504,925
750,000	Tampa-Hillsborough County Expressway Authority (RB) 5.00%, 07/01/22 (c)	834,180
		10,720,291
Georgia: 1.0%
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	403,924
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	366,606
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	271,942
		1,042,472
Principal
Amount		Value

Idaho: 0.2%
$250,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/22 (c)	$270,365
Illinois: 6.8%
	Chicago Board of Education (GO)
760,000	5.00%, 12/01/22 (c)	714,453
800,000	5.00%, 12/01/22 (c)	741,400
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	421,063
	Illinois Finance Authority (RB)
1,000,000	4.00%, 06/01/22 (c)	980,470
500,000	4.00%, 08/15/22 (c)	521,145
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	572,970
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	505,800
	State of Illinois (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	485,485
735,000	4.25%, 04/01/24 (c)	724,997
250,000	4.38%, 04/01/24 (c)	251,183
455,000	5.00%, 03/01/22 (c)	470,097
600,000	5.25%, 02/01/24 (c)	652,512
300,000	State of Illinois, Series A (GO) 4.50%, 01/01/22 (c)	301,527
		7,343,102
Indiana: 1.3%
	Carmel Redevelopment Authority (RB)
25,000	4.00%, 08/01/22 (c)	26,036
45,000	4.00%, 08/01/22 (c)	46,894
500,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	489,875
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	316,676
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	552,600
		1,432,081
Kentucky: 0.3%
250,000	Kentucky Public Transportation Infrastructure Authority (RB) 5.75%, 07/01/23 (c)	286,730
Louisiana: 2.0%
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	109,060
750,000	Louisiana Local Government Environmental Facilities & Community Development Auth (RB) 5.00%, 10/01/24 (c)	836,925

See Notes to Financial Statements

69

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Louisiana: (continued)
$375,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Commission Project, Series A (RB) 4.00%, 02/01/23 (c)	$372,945
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.00%, 02/01/24 (c)	549,695
250,000	Terrebonne Levee & Conservation District (RB) 4.25%, 07/01/23 (c)	261,928
		2,130,553
Maine: 0.5%
450,000	Maine Health & Higher Educational Facilities Authority (RB) 5.00%, 07/01/23 (c)	493,497
Maryland: 0.6%
500,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	564,475
135,000	Maryland Health & Higher Educational Facilities Authority (RB) 4.00%, 07/01/22 (c)	137,180
		701,655
Massachusetts: 2.7%
400,000	Commonwealth of Massachusetts (GO) 4.00%, 12/01/21 (c)	422,224
425,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	437,516
525,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	616,749
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
500,000	5.00%, 10/15/21 (c)	557,885
300,000	5.00%, 10/15/21 (c)	343,038
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	563,680
		2,941,092
Michigan: 2.5%
	Karegnondi Water Authority (RB)
445,000	4.50%, 11/01/23 (c)	472,399
120,000	5.00%, 11/01/23 (c)	130,093
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	483,435
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	564,800
800,000	Michigan Finance Authority (RB) 5.00%, 06/01/22 (c)	861,080

Principal
Amount		Value

Michigan: (continued)
$150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	$164,303
		2,676,110
Minnesota: 1.7%
500,000	Minneapolis-St Paul Metropolitan Airports Commission (RB) 5.00%, 01/01/24 (c)	564,325
500,000	State of Minnesota (RB) 5.00%, 06/01/23 (c)	558,290
600,000	Western Minnesota Municipal Power Agency (RB) 5.00%, 01/01/24 (c)	686,430
		1,809,045
Missouri: 1.2%
	Health & Educational Facilities Authority of the State of Missouri (RB)
865,000	4.00%, 06/01/24 (c)	872,854
250,000	4.00%, 11/15/24 (c)	238,953
50,000	5.00%, 06/01/20 (c)	55,818
85,000	5.00%, 11/15/23 (c)	92,823
40,000	Missouri Joint Municipal Electric Utility Commission (RB) 5.00%, 01/01/24 (c)	44,635
		1,305,083
Montana: 0.6%
620,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	662,619
Nebraska: 2.0%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
1,250,000	5.00%, 09/01/22 (c)	1,360,025
500,000	5.25%, 09/01/22 (c)	560,520
250,000	Omaha Public Power District (RB) 5.00%, 02/01/21 (c)	274,785
		2,195,330
Nevada: 1.2%
500,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	513,955
730,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	798,832
		1,312,787
New Jersey: 2.7%
130,000	New Jersey Educational Facilities Authority (RB) 5.00%, 07/01/24 (c)	146,678
150,000	New Jersey Health Care Facilities Financing Authority (RB) 5.25%, 07/01/23 (c)	169,728
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
1,100,000	5.00%, 06/15/21 (c)	1,130,822
750,000	5.25%, 06/15/21 (c)	785,025

See Notes to Financial Statements

70

Principal
Amount		Value

New Jersey: (continued)
$500,000	New Jersey State Turnpike Authority (RB) 5.00%, 07/01/22 (c)	$548,415
150,000	New Jersey State Turnpike Authority, Series F (RB) 5.00%, 01/01/23 (c)	167,658
		2,948,326
New York: 16.5%
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	253,575
650,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	715,435
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	759,269
	Metropolitan Transportation Authority (RB)
25,000	4.25%, 11/15/22 (c)	25,996
550,000	5.00%, 11/15/22 (c)	606,853
375,000	5.00%, 05/15/23 (c)	420,476
25,000	5.00%, 11/15/23 (c)	27,628
300,000	5.00%, 05/15/25 (c)	334,017
	Metropolitan Transportation Authority, Series E (RB)
1,000,000	3.50%, 11/15/22 (c)	998,690
750,000	5.00%, 11/15/23 (c)	832,905
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	152,534
795,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	842,048
305,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/21 (c)	339,901
600,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	666,516
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
495,000	5.13%, 02/01/21 (c)	566,894
5,000	5.13%, 02/01/21 (c)	5,978
700,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	787,997
	New York City Water & Sewer System (RB)
500,000	5.00%, 06/15/23 (c)	564,215
20,000	5.00%, 06/15/24 (c)	22,690
500,000	5.00%, 06/15/24 (c)	562,210
845,000	5.00%, 06/15/24 (c)	957,926
Principal
Amount		Value

New York: (continued)
$1,150,000	New York Liberty Development Corp (RB) 5.75%, 11/15/21 (c)	$1,330,308
700,000	New York Liberty Development Corp., 4 World Trade Center Project (RB) 5.00%, 11/15/21 (c)	765,492
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
500,000	5.13%, 01/15/20 (c)	557,780
500,000	6.38%, 01/15/20 (c)	565,630
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	559,230
	New York State Dormitory Authority (RB)
550,000	5.00%, 04/01/21 (c)	624,723
300,000	5.00%, 03/15/23 (c)	338,814
135,000	5.00%, 03/15/24 (c)	154,624
	New York State Dormitory Authority, Cornell University, Series A (RB)
460,000	5.00%, 07/01/20 (c)	528,241
350,000	5.00%, 07/01/20 (c)	400,998
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	563,095
300,000	New York State Thruway Authority (RB) 5.00%, 01/01/22 (c)	331,371
	Port Authority of New York & New Jersey (RB)
50,000	4.00%, 01/15/22 (c)	52,238
15,000	4.50%, 01/15/22 (c)	16,110
25,000	5.00%, 09/01/24 (c)	28,343
	Triborough Bridge & Tunnel Authority (RB)
635,000	4.00%, 11/15/22 (c)	655,847
35,000	4.00%, 11/15/22 (c)	36,956
		17,953,553
North Carolina: 1.5%
480,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	533,208
	North Carolina Medical Care Commission, Series B (RB)
750,000	4.00%, 12/01/22 (c)	757,800
250,000	5.00%, 12/01/22 (c)	274,750
70,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	74,173
		1,639,931
Ohio: 3.9%
500,000	Akron Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	541,175

See Notes to Financial Statements

71

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Ohio: (continued)
$600,000	Butler County, Ohio Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	$690,456
1,200,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,356,180
1,000,000	Ohio Higer Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	1,109,620
60,000	Ohio Higher Educational Facility Commission (RB) 4.00%, 01/01/22 (c)	62,126
450,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	483,390
		4,242,947
Oregon: 1.5%
750,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	768,315
800,000	State of Oregon (GO) 5.00%, 08/01/23 (c)	904,768
		1,673,083
Pennsylvania: 3.4%
	Berks County Municipal Authority (RB)
50,000	5.00%, 05/01/22 (c)	54,099
55,000	5.00%, 05/01/22 (c)	59,969
85,000	Commonwealth of Pennsylvania (GO) 4.00%, 06/15/24 (c)	87,752
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	419,395
270,000	5.00%, 06/01/22 (c)	287,852
500,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	555,960
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	351,712
500,000	Monoroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	550,830
500,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	533,745
5,000	Pennsylvania Turnpike Commission (RB) 6.00%, 12/01/20 (c)	5,891
500,000	State College Area School District/PA (GO) (SAW) 5.00%, 03/15/25 (c)	567,875
250,000	Westmoreland County, Municipal Authority (RB) 5.00%, 08/15/23 (c)	275,977
		3,751,057
South Carolina: 1.1%
500,000	South Carolina State Public Service Authority (RB) 5.50%, 12/01/23 (c)	564,405
Principal
Amount		Value

South Carolina: (continued)
$75,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	$83,981
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	500,795
		1,149,181
Tennessee: 0.8%
100,000	Chattanooga Health Educational & Housing Facility Board (RB) 5.25%, 01/01/23 (c)	109,967
250,000	Chattanooga-Hamilton County Hospital Authority (RB) 5.00%, 10/01/24 (c)	272,497
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	467,156
		849,620
Texas: 6.2%
250,000	Austin, Texas Water and Wasterwater System (RB) 5.00%, 05/15/24 (c)	283,152
50,000	Central Texas Regional Mobility Authority (RB) 5.00%, 01/01/23 (c)	55,315
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	253,096
500,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	555,070
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	200,828
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	686,550
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	565,525
	Lower Colorado River Authority (RB)
680,000	4.00%, 05/15/22 (c)	682,890
505,000	4.00%, 05/15/22 (c)	513,045
1,000,000	5.00%, 05/15/23 (c)	1,093,200
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	334,218
200,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 4.00%, 05/15/23 (c)	197,414
1,250,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,369,487
		6,789,790

See Notes to Financial Statements

72

Principal
Amount		Value

Utah: 0.5%
$500,000	Utah Transit Authority (RB) 4.00%, 06/15/22 (c)	$506,475
Virginia: 1.7%
500,000	Virginia College Building Authority, Liberty University Projects (RB) 5.00%, 03/01/20 (c)	557,880
750,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	807,502
500,000	Virginia Small Business Financing Authority (RB) 4.00%, 10/01/24 (c)	493,245
		1,858,627
Washington: 3.6%
	King County, Washington Sewer Revenue (RB)
500,000	5.00%, 07/01/20 (c)	559,070
575,000	5.00%, 01/01/22 (c)	639,492
250,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	259,885
550,000	State of Washington (GO) 5.00%, 08/01/20 (c)	642,394
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	803,796
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	419,316
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	637,989
		3,961,942
Principal
Amount		Value

Wisconsin: 0.9%
$780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	$782,605
165,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/23 (c)	167,787
		950,392
Total Municipal Bonds (Cost: $103,682,216)		106,799,396

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $567,437)
567,437	Dreyfus Tax Exempt Cash Management Fund — Class B Shares	567,437
Total Investments: 98.7% (Cost: $104,249,653)		107,366,833
Other assets less liabilities: 1.3%		1,405,026
NET ASSETS: 100.0%		$108,771,859

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

See Notes to Financial Statements

73

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments
By Sector (unaudited)	% of Investments	Value
Airport	1.0%	$1,130,421
Development	4.1	4,395,189
Education	1.1	1,221,083
Facilities	1.1	1,223,987
General Obligation	19.9	21,355,373
Higher Education	9.1	9,762,806
Medical	23.3	24,990,208
Nursing Homes	0.4	380,332
Power	3.3	3,505,963
School District	3.3	3,535,489
Transportation	19.3	20,677,535
Utilities	4.4	4,774,835
Water	9.2	9,846,175
Money Market Fund	0.5	567,437
	100.0%	$107,366,833

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$106,799,396	$—	$106,799,396
Money Market Fund	567,437	—	—	567,437
Total	$567,437	$106,799,396	$—	$107,366,833

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

74

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount		Value

MUNICIPAL BONDS: 97.4%
Alabama: 0.9%
$190,000	Alabama Public School & College Authority (RB) 5.00%, 12/01/17 (c)	$210,326
California: 10.1%
300,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	346,863
130,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	146,283
165,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	189,806
200,000	City of Los Angeles Department of Airports (RB) 5.25%, 05/15/18 (c)	226,056
250,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	237,238
330,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	309,533
330,000	Los Angeles Unified School District, Series F (GO) (FGIC) 5.00%, 07/01/16 (c)	347,995
330,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	423,119
		2,226,893
Colorado: 7.6%
315,000	City and County of Denver, Justice System Facilities (GO) 5.00%, 08/01/16 (c)	333,292
	Colorado Regional Transportation District, FasTracks Project, Series A (RB) (AMBAC)
80,000	4.38%, 11/01/16 (c)	84,716
600,000	5.00%, 11/01/16 (c)	640,932
570,000	5.00%, 11/01/16 (c)	608,885
25,000	Eagle County School District No. Re-50J (GO) (AGM) (SAW) 5.00%, 12/01/16 (c)	26,772
		1,694,597
Florida: 1.6%
190,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) 5.00%, 08/01/16	201,033
130,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	149,521
		350,554
Principal
Amount		Value

Georgia: 1.0%
$200,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	$221,668
Hawaii: 0.9%
180,000	State of Hawaii, Series DJ (GO) (AMBAC) 5.00%, 04/01/17 (c)	195,055
Illinois: 19.3%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	28,477
425,000	5.50%, 07/01/18 (c)	484,113
600,000	5.50%, 07/01/18 (c)	683,454
900,000	5.75%, 07/01/18 (c)	1,032,147
520,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	548,168
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
500,000	5.00%, 07/01/16 (c)	527,085
555,000	5.00%, 07/01/16 (c)	585,064
	Metropolitan Water Reclamation District of Greater Chicago (GO)
25,000	5.00%, 12/01/16 (c)	26,772
330,000	5.00%, 12/01/16 (c)	353,387
		4,268,667
Kentucky: 1.2%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	273,636
Maryland: 9.3%
	County of Baltimore, Catholic Health Initiatives, Series A (RB)
50,000	4.50%, 09/01/16 (c)	52,530
50,000	5.00%, 09/01/16 (c)	52,859
	County of Montgomery, Public Improvement, Series A (GO)
420,000	5.00%, 07/01/19 (c)	485,608
110,000	5.00%, 07/01/19 (c)	127,183
450,000	State of Maryland, Second Series A (GO) 5.00%, 08/15/17 (c)	494,937
	State of Maryland, Second Series B (GO)
390,000	5.00%, 08/01/19 (c)	451,238
340,000	5.00%, 08/15/19 (c)	393,866
		2,058,221
Massachusetts: 8.4%
250,000	Commonwealth of Massachusetts, Series E (GO) (AMBAC) 5.00%, 11/01/16 (c)	267,055
930,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	1,048,045
250,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	276,823

See Notes to Financial Statements

75

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB) 5.00%, 08/01/17 (c)	$273,955
		1,865,878
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	67,528
Missouri: 1.2%
230,000	Curators of the University of Missouri System Facilities, Series A (RB) 5.00%, 11/01/17 (c)	254,783
Nebraska: 1.0%
200,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	221,300
New York: 4.2%
200,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	231,492
100,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	111,900
475,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	587,337
		930,729
North Carolina: 0.1%
25,000	North Carolina Infrastructure Finance Corp., Series A (CP) (AGM) 5.00%, 05/01/17 (c)	27,182
Oklahoma: 1.5%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	332,757
Oregon: 2.9%
200,000	North Clackamas School District No. 12, Series B (GO) (AGM) (SBG) 5.00%, 06/15/17 (c)	218,298
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	22,776
345,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	395,518
		636,592
Pennsylvania: 1.6%
10,000	Central Bucks School District (GO) (SAW) 5.00%, 05/15/18 (c)	11,212
300,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 11/01/17 (c)	332,325
		343,537
Principal
Amount		Value

Puerto Rico: 3.5%
$370,000	Commonwealth of Puerto Rico (GO) 5.25%, 07/01/16 (c)	$390,798
370,000	Puerto Rico Highways & Transportation Authority (RB) 5.50%, 07/01/16 (c)	392,533
		783,331
Texas: 7.4%
330,000	Harris County Health Facilities Development Corp. (RB) 7.25%, 12/01/18 (c)	401,026
275,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	286,808
905,000	Waco Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project (RB) (FHA) (NATL) 4.50%, 08/01/16 (c)	951,960
		1,639,794
Utah: 2.7%
535,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	602,908
Virginia: 3.1%
595,000	Richmond Metropolitan Authority (RB) 5.25%, 07/15/22	693,348
Washington: 6.2%
250,000	City of Seattle, Solid Waste Revenue (RB) (NATL) 5.00%, 02/01/17 (c)	269,088
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	55,325
515,000	Washington State Various Purpose, Series A (GO) 5.00%, 07/01/17 (c)	563,106
	Washington State Various Purpose, Series C (GO)
225,000	5.00%, 01/01/18 (c)	248,963
205,000	5.00%, 01/01/18 (c)	226,833
		1,363,315
Wisconsin: 1.4%
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	320,699
Total Municipal Bonds (Cost: $21,443,415)		21,583,298

Number
of Shares
MONEY MARKET FUND: 1.2% (Cost: $261,604)
261,604	Dreyfus Tax Exempt Cash Management Fund — Class B Shares	261,604
Total Investments: 98.6% (Cost: $21,705,019)		21,844,902
Other assets less liabilities: 1.4%		314,847
NET ASSETS: 100.0%		$22,159,749

See Notes to Financial Statements

76

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments
By Sector (unaudited)	% of Investments	Value
Airport	1.0%	$226,056
Education	1.0	210,326
Facilities	1.7	363,271
General Obligation	32.3	7,062,033
Higher Education	1.2	254,783
Medical	19.1	4,177,251
Pollution	1.2	269,088
Power	2.5	554,057
School District	4.0	864,291
Transportation	32.3	7,051,364
Water	2.5	550,778
Money Market Fund	1.2	261,604
	100.0%	$21,844,902

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$21,583,298	$—	$21,583,298
Money Market Fund	261,604	—	—	261,604
Total	$261,604	$21,583,298	$—	$21,844,902

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

77

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount		Value

MUNICIPAL BONDS: 96.9%
Alabama: 0.4%
$300,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 06/04/15 (c)	$301,198
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	65,314
		366,512
Arizona: 5.7%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
800,000	5.00%, 02/01/20	917,728
250,000	5.00%, 02/01/21	291,350
1,175,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	1,194,058
250,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB) 3.75%, 07/01/24	252,895
	Industrial Development Authority of the City of Phoenix, Series A (RB)
500,000	3.00%, 07/01/20	502,130
500,000	4.00%, 07/01/25	511,730
800,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	879,104
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	11,409
1,000,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/19	1,049,470
	Salt Verde Financial Corp. (RB)
50,000	5.25%, 12/01/23	60,079
15,000	5.25%, 12/01/24	18,151
		5,688,104
California: 7.7%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
155,000	1.88%, 10/01/18 ^	142,665
160,000	1.97%, 10/01/17 ^	152,376
50,000	2.51%, 10/01/20 ^	42,453
315,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.00%, 07/01/15 (c)	282,788
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	509,690
Principal
Amount		Value

California: (continued)
$150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	$162,654
50,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	53,314
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	722,022
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	278,850
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	697,230
750,000	Foothill-Eastern Transportation Corridor Agency, Series B (RB) 5.00%, 07/15/17 (c) (p)	807,795
400,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 06/01/17	432,904
	Inland Empire Tobacco Securitization Authority, Series A (RB)
140,000	4.63%, 06/01/17 (c)	138,428
600,000	5.00%, 06/01/17 (c)	600,096
250,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/24	287,317
15,000	Oakland Unified School District, Series A (GO) 6.25%, 08/01/19	17,759
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	596,020
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	114,488
500,000	San Joaquin Hills Transportation Corridor Agency, Series A (RB) 5.00%, 01/15/17	531,940
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
10,000	5.00%, 08/01/16	10,503
100,000	5.00%, 08/01/17 (c)	107,629
210,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	232,121
745,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	747,108
		7,668,150
Colorado: 0.2%
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 06/04/15 (c)	250,385

See Notes to Financial Statements

78

Principal
Amount		Value

Connecticut: 0.4%
$150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 06/04/15 (c)	$150,135
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	226,218
		376,353
Florida: 1.2%
200,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	206,620
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	251,227
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	543,315
200,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	218,260
		1,219,422
Georgia: 0.8%
750,000	DeKalb County, Georgia Hospital Authority, Dekalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	839,115
Guam: 1.9%
	A. B. Won Pat International Airport Authority, Series C (RB)
25,000	5.00%, 10/01/16	26,290
45,000	5.00%, 10/01/17	48,657
1,000,000	5.00%, 10/01/21	1,142,140
	Government of Guam, Series A (GO)
150,000	5.00%, 11/15/17 (c)	157,007
445,000	6.00%, 11/15/19	489,042
		1,863,136
Hawaii: 0.2%
165,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 06/04/15 (c)	165,686
Idaho: 0.7%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 10/01/15 (c)	502,800
200,000	Idaho Health Facilities Authority, Series B-2 (RB) 6.00%, 10/01/15 (c)	200,884
		703,684
Illinois: 5.9%
250,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/19	261,087
Principal
Amount		Value

Illinois: (continued)
$405,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	$429,328
60,000	Illinois Finance Authority, Institute of technology, Series A (RB) 5.00%, 04/01/16 (c)	61,562
70,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 05/26/15 (c)	42,023
150,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	157,628
25,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	28,333
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,167,570
60,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 05/26/15 (c)	60,119
	Illinois Railsplitter Tobacco Settlement Authority (RB)
95,000	5.00%, 06/01/17	102,468
700,000	5.00%, 06/01/18	773,507
590,000	5.00%, 06/01/19	665,538
625,000	5.25%, 06/01/20	724,794
40,000	5.25%, 06/01/21	46,998
25,000	5.38%, 06/01/21	29,551
995,000	5.50%, 06/01/21 (c)	1,177,563
105,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) 1.23%, 06/15/17 ^	102,445
		5,830,514
Indiana: 0.8%
10,000	City of Anderson Economic Development, Anderson University Project (RB) 4.75%, 06/04/15 (c)	10,004
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	295,963
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	410,283
70,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	74,743
		790,993
Iowa: 3.1%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP) 5.25%, 06/01/16 (c)	413,596

See Notes to Financial Statements

79

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Iowa: (continued)
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
$590,000	5.00%, 12/01/19	$639,265
750,000	5.50%, 12/01/18 (c)	801,757
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
700,000	2.50%, 10/01/20	694,036
500,000	4.00%, 10/01/25	501,255
		3,049,909
Kansas: 0.0%
30,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	30,626
Kentucky: 1.0%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,323
925,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	1,003,902
		1,015,225
Louisiana: 6.7%
	City of New Orleans, Louisiana Sewerage Service (RB)
750,000	5.00%, 06/01/18	829,237
975,000	5.00%, 06/01/19	1,099,829
670,000	5.00%, 06/01/20	767,525
20,000	5.00%, 06/01/22	23,321
850,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	867,620
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	77,053
415,000	Louisiana Public Facilities Authority, Progressive Healthcare Providers (RB) 6.38%, 06/04/15 (c) (d)	141,100
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB) 7.50%, 07/01/23	770,557
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	763,364
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	266,667
900,000	5.00%, 05/15/21	1,051,488
		6,657,761
Maine: 0.3%
90,000	Health and Higher Education Facilities Authority (RB) 5.00%, 07/01/19	99,124
Principal
Amount		Value

Maine: (continued)
$140,000	Maine Health and Higher Educational Facilities Authority (RB) 5.00%, 07/01/20	$156,038
		255,162
Maryland: 1.7%
500,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	522,725
500,000	Maryland Health and Higher Educational Facilities Authority (RB) 5.00%, 07/01/24	590,935
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 09/01/16 (c)	114,140
210,000	5.25%, 09/01/16 (c)	218,744
220,000	5.25%, 09/01/16 (c)	231,620
		1,678,164
Massachusetts: 0.2%
125,000	Massachusetts Development Finance Agency, Series H (RB) 5.00%, 07/01/16	130,079
25,000	Massachusetts Health & Educational Facilities Authority (RB) 5.00%, 07/01/20 (c)	28,031
		158,110
Michigan: 5.2%
600,000	Detroit Wayne County Stadium Authority (RB) 5.00%, 10/01/16	601,908
250,000	Michigan Finance Authority, Sewage Disposal System, Series C-6 (RB) 5.00%, 07/01/16	261,102
	Michigan Finance Authority, Sewage Disposal System, Series C-8 (RB)
250,000	5.00%, 07/01/16	260,335
250,000	5.00%, 07/01/17	268,985
250,000	5.00%, 07/01/18	274,832
	Michigan Finance Authority, Water Supply System, Series D-4 (RB)
500,000	5.00%, 07/01/16	522,205
750,000	5.00%, 07/01/17	812,130
900,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 06/04/15 (c)	900,180
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	508,640
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
800,000	5.13%, 06/01/17 (c)	718,632
90,000	5.25%, 06/01/17 (c)	81,466
		5,210,415
Mississippi: 0.0%
30,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 06/01/15 (c)	30,205

See Notes to Financial Statements

80

Principal
Amount		Value

Missouri: 0.3%
$140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 06/04/15 (c)	$140,430
120,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 06/15/15 (c)	121,684
		262,114
Nebraska: 0.2%
200,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	211,636
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA) 5.25%, 06/04/15 (c)	14,639
New Jersey: 5.3%
85,000	City of Atlantic City, Series A (GO) 5.50%, 02/15/18	74,256
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	5.00%, 06/15/16	104,682
750,000	5.00%, 06/15/17	805,965
600,000	5.00%, 06/15/19	672,450
150,000	5.00%, 06/15/22 (c)	170,726
165,000	5.00%, 06/15/22	189,745
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
285,000	4.88%, 09/15/19	301,065
225,000	5.13%, 08/20/22 (c)	245,464
500,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	510,050
1,045,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,184,685
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
325,000	4.50%, 06/01/17 (c)	326,394
75,000	5.00%, 06/01/17 (c)	79,638
	Tobacco Settlement Financing Corp., Series 1A (RB)
500,000	5.00%, 06/01/17 (c)	533,660
40,000	5.00%, 06/01/17	43,033
		5,241,813
New Mexico: 0.8%
705,000	County of Otero, Jail Project (RB) 5.75%, 10/01/16 (c)	701,242
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	141,171
		842,413
Principal
Amount		Value

New York: 6.9%
$750,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	$782,542
400,000	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB) 4.75%, 01/01/20	401,756
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	573,215
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 01/01/17 (c)	26,353
100,000	5.00%, 01/01/17 (c)	105,768
100,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 06/04/15 (c)	100,215
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	227,456
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	264,522
165,000	5.00%, 05/01/23	186,536
150,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	159,813
	New York State Dormitory Authority (RB) (FHA)
50,000	3.00%, 08/01/16	50,656
50,000	3.50%, 09/01/16	51,171
50,000	5.00%, 02/01/18 (c)	54,200
155,000	6.00%, 12/01/16	165,720
750,000	New York State Environmental Facilities Corp. (RB) 3.75%, 12/02/19 (p)	753,060
500,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB) 5.00%, 07/01/19	549,965
520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	597,132
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	33,509
	Town of Oyster Bay, New York Public Improvement (GO)
90,000	3.00%, 08/15/16	92,489
55,000	3.00%, 08/15/17 (c)	55,568
50,000	3.00%, 08/15/17 (c)	51,107
855,000	3.00%, 08/15/17 (c)	878,359

See Notes to Financial Statements

81

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
$75,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 06/01/16 (c)	$75,590
500,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	573,120
		6,809,822
Ohio: 6.4%
25,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB) 5.00%, 06/01/17	27,062
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
2,250,000	5.13%, 06/01/17 (c)	1,910,632
275,000	5.38%, 06/01/17 (c)	237,182
150,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 06/04/15 (c)	150,497
340,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	358,921
	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC)
50,000	5.00%, 01/01/17 (c)	52,884
90,000	5.25%, 01/01/21	103,026
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	50,868
135,000	5.00%, 02/15/20	146,304
935,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	989,548
115,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	130,003
210,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	240,353
900,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	995,310
780,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	826,012
150,000	Ohio State Water Development Authority, Series A (RB) 5.88%, 06/01/16 (p)	157,580
		6,376,182
Oregon: 0.3%
250,000	Hospital Facilities Authority of Multnomah County Oregon (RB) 5.00%, 10/01/19	276,132
Principal
Amount		Value

Pennsylvania: 7.0%
$25,000	Allegheny County Industrial Development Authority, Environmental Improvement (RB) 6.75%, 11/01/19 (c)	$28,616
1,250,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	1,295,887
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	153,882
610,000	Montgomery County Industrial Development Authority (RB) 4.00%, 01/01/25	612,391
	Pennsylvania Economic Development Financing Authority (RB)
250,000	5.00%, 12/31/18	279,965
750,000	5.00%, 06/30/19	844,957
250,000	5.00%, 12/31/19	283,890
250,000	5.00%, 12/31/20	286,455
250,000	5.00%, 12/31/21	288,095
250,000	5.00%, 12/31/23	289,510
750,000	5.00%, 12/31/24	868,095
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	176,211
150,000	Philadelphia Authority for Industrial Development, Series A (RB) 5.88%, 06/15/22	158,040
	Philadelphia Hospital and Higher Education Facilities Authority, Series A (RB)
500,000	5.00%, 07/01/17	534,105
360,000	5.00%, 07/01/17 (c)	364,709
	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
100,000	5.00%, 07/01/17 (c)	104,247
370,000	5.00%, 07/01/17	385,518
		6,954,573
Puerto Rico: 4.5%
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
150,000	4.00%, 07/01/21	106,220
35,000	5.00%, 07/01/16 (c)	28,875
45,000	5.00%, 07/01/16 (c)	34,919
70,000	5.00%, 07/01/17 (c)	52,085
25,000	5.00%, 07/01/17 (c)	19,400
120,000	5.00%, 07/01/17 (c)	99,000
50,000	5.00%, 07/01/17 (c)	36,716
790,000	5.00%, 07/01/18 (c)	597,919
70,000	5.00%, 07/01/20	52,980
150,000	5.25%, 06/04/15 (c)	111,981
75,000	5.25%, 07/01/16 (c)	54,848
80,000	5.25%, 07/01/16 (c)	59,045
80,000	5.50%, 07/01/17	72,504
25,000	5.50%, 07/01/17	23,702

See Notes to Financial Statements

82

Principal
Amount		Value

Puerto Rico: (continued)
$50,000	5.50%, 07/01/18 (c)	$36,691
65,000	5.50%, 07/01/18	53,945
40,000	5.50%, 07/01/19	35,928
150,000	5.50%, 07/01/19	117,138
70,000	5.50%, 07/01/21	57,580
10,000	Commonwealth of Puerto Rico, Public Improvement, Series D (GO) 5.00%, 07/01/16 (c)	7,760
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	72,608
100,000	4.75%, 07/01/16 (c)	73,087
10,000	5.00%, 07/01/16 (c)	10,098
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	12,072
15,000	5.00%, 07/01/17 (c)	9,059
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	108,713
50,000	5.00%, 07/01/19	30,180
500,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	356,155
75,000	Puerto Rico Highways and Transportation Authority, Series K (RB) 5.00%, 07/01/15 (c)	51,192
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	71,969
10,000	4.13%, 07/01/17 (c)	6,754
100,000	5.00%, 07/01/17 (c)	67,108
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	26,138
140,000	Puerto Rico Highways and Transportation Authority, State Infrastructure Bank (RB) 5.00%, 07/01/15 (c)	88,320
	Puerto Rico Infrastructure Financing Authority, Series C (RB) (AMBAC)
50,000	5.50%, 07/01/16	50,140
75,000	5.50%, 07/01/20	58,358
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD) 5.25%, 07/01/19	53,992
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/18	371,524
	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
65,000	5.50%, 07/01/19	50,296
40,000	5.75%, 07/01/16	37,153
65,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD) 5.50%, 07/01/17 (c)	50,296
Principal
Amount		Value

Puerto Rico: (continued)
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
$35,000	5.75%, 07/01/18	$28,672
70,000	6.00%, 07/01/19 (c)	52,931
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.13%, 06/04/15 (c)	28,533
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.00%, 07/01/20	26,118
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	43,397
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	168,332
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	131,499
	University of Puerto Rico, Series P (RB)
70,000	5.00%, 06/01/16 (c)	41,090
175,000	5.00%, 06/01/16 (c)	101,792
250,000	5.00%, 06/01/16 (c)	150,395
375,000	5.00%, 06/01/16 (c)	242,674
40,000	5.00%, 06/01/16 (c)	25,153
195,000	University of Puerto Rico, Series Q (RB) 5.00%, 06/01/16 (c)	139,581
		4,494,615
Rhode Island: 1.4%
	Tobacco Settlement Financing Corp., Series A (RB)
750,000	4.00%, 06/01/17	797,145
500,000	5.00%, 06/01/20	577,750
		1,374,895
South Carolina: 0.4%
335,000	South Carolina Jobs, Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	378,389
South Dakota: 0.3%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	256,392
Tennessee: 0.1%
	Clarksville Natural Gas Acquisition Corp. (RB)
50,000	5.00%, 12/15/17	54,653
25,000	5.00%, 12/15/21	28,655
		83,308
Texas: 9.9%
	Central Texas Turnpike System, Series C (RB)
200,000	5.00%, 08/15/24 (c)	233,056
300,000	5.00%, 08/15/24	352,782

See Notes to Financial Statements

83

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
$750,000	4.50%, 07/01/20	$795,975
1,000,000	4.75%, 07/01/24	1,076,240
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	542,735
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	1,050,340
750,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	837,817
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d)	9,600
350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	363,580
500,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	585,165
245,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 06/04/15 (c)	243,856
	Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series A (RB)
100,000	5.00%, 12/15/16	106,110
50,000	5.25%, 12/15/18	56,116
160,000	5.25%, 12/15/21	185,493
180,000	5.25%, 12/15/22	210,170
220,000	5.63%, 12/15/17	236,192
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
20,000	5.00%, 12/15/18	22,376
1,000,000	5.00%, 12/15/21	1,158,710
100,000	5.00%, 12/15/22 (c)	114,615
750,000	5.00%, 12/15/22	872,985
500,000	Town of Westlake, Solana Public Improvement (SA) 5.50%, 09/01/25	493,380
225,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	239,213
		9,786,506
Vermont: 1.3%
1,000,000	City of Burlington, Vermont Airport Revenue, Series A (RB) 5.00%, 07/01/22	1,132,710
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	172,139
		1,304,849
Principal
Amount		Value

Virgin Islands: 2.3%
	Virgin Islands Public Finance Authority, Series A (RB)
$800,000	5.00%, 10/01/20	$882,896
100,000	6.75%, 10/01/19	111,260
400,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	444,184
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	833,370
		2,271,710
Virginia: 1.1%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,562
1,070,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	1,084,659
		1,110,221
Washington: 0.6%
10,000	Washington Economic Development Finance Authority (RB) 9.35%, 08/01/18	10,134
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 05/26/15 (c)	450,256
100,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	101,214
		561,604
West Virginia: 0.6%
500,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	502,065
65,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB) 6.25%, 10/01/18 (c)	69,015
		571,080
Wisconsin: 3.1%
935,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	1,015,382
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB) 4.50%, 11/15/15 (c)	756,232
500,000	Public Finance Authority, Roseman University of Health Project (RB) 5.00%, 04/01/25	501,095
560,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB) 7.00%, 06/01/20	629,854

See Notes to Financial Statements

84

Principal
Amount		Value

Wisconsin: (continued)
$160,000	Wisconsin State Health and Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	$169,074
		3,071,637
Total Municipal Bonds (Cost: $95,654,953)		96,102,161
Number
of Shares		Value

MONEY MARKET FUND: 0.8% (Cost: $760,277)
760,277	Dreyfus Tax Exempt Cash Management Fund — Class B Shares	$760,277
Total Investments: 97.7% (Cost: $96,415,230)		96,862,438
Other assets less liabilities: 2.3%		2,308,800
NET ASSETS: 100.0%		$99,171,238

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date

Summary of Investments
By Sector (unaudited)	% of Investments	Value
Airport	5.9%	$5,756,454
Development	20.0	19,351,986
Education	3.3	3,183,743
Facilities	5.0	4,845,701
General Obligation	10.2	9,874,593
Higher Education	3.9	3,745,109
Medical	12.2	11,807,257
Nursing Homes	8.3	8,077,526
Pollution	1.5	1,435,032
Power	0.9	917,328
School District	0.3	278,846
Tobacco Settlement	11.8	11,418,186
Transportation	8.0	7,784,690
Utilities	4.3	4,119,288
Water	3.6	3,506,422
Money Market Fund	0.8	760,277
	100.0%	$96,862,438

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$96,102,161	$—	$96,102,161
Money Market Fund	760,277	—	—	760,277
Total	$760,277	$96,102,161	$—	$96,862,438

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

85

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.6%
$1,400,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/19	$1,601,138
100,000	Alabama Public School & College Authority, Series B (RB) 5.00%, 03/01/19	113,912
		1,715,050
Alaska: 0.0%
55,000	State of Alaska, Series A (GO) 4.00%, 08/01/17	59,101
Arizona: 1.0%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	716,518
50,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/19	57,657
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/17	943,845
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	626,179
	Maricopa County Community College District, Series D (GO)
255,000	3.00%, 07/01/18	270,637
100,000	4.00%, 07/01/19	111,359
		2,726,195
Arkansas: 0.4%
1,000,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 04/01/18	1,117,310
California: 14.2%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB) 1.50%, 10/01/17 (c) (p)	1,011,370
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,284,650
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	91,795
200,000	Bay Area Water Supply & Conservation Agency, Series A (RB) 4.00%, 10/01/17	215,966
	California Health Facilities Financing Authority, Catholic Healthcare West, Series A (RB)
50,000	5.00%, 03/01/19	56,976
800,000	5.00%, 03/01/21	943,792
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	834,714
Principal Amount		Value

California: (continued)
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
$250,000	4.00%, 12/01/18	$276,345
250,000	5.00%, 12/01/18	285,097
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB) 5.00%, 05/01/16	785,392
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB) 5.00%, 05/01/20	586,970
1,670,000	California State Department of Water Resources, Series L (RB) 5.00%, 05/01/17	1,815,407
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	785,392
310,000	California State Public Works Board, Department of State Hospital, Series E (RB) 5.00%, 06/01/20	361,971
475,000	California State Public Works Board, Series C (RB) 4.00%, 06/01/16	493,539
520,000	California State Public Works Board, Series E (RB) 4.00%, 06/01/17	555,464
50,000	California State Public Works Board, Series F (RB) 4.00%, 10/01/17	54,067
1,075,000	California State Public Works Board, Series G (RB) 4.00%, 11/01/17	1,159,323
	California State Public Works Board, Various Capital Projects, Series A (RB)
150,000	5.00%, 04/01/17	162,426
10,000	5.00%, 04/01/19	11,400
75,000	California State Public Works Board, Various Capital Projects, Series I (RB) 5.00%, 11/01/19	86,636
100,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 3.00%, 03/01/17	104,343
	California State University, Series A (RB)
75,000	5.00%, 11/01/16	80,081
75,000	5.00%, 11/01/18	85,205
	California State Various Purpose (GO)
100,000	2.00%, 04/01/17	102,687
1,370,000	4.00%, 09/01/17	1,473,284
230,000	4.00%, 02/01/18	249,375
1,000,000	4.00%, 02/01/19	1,103,220
1,400,000	5.00%, 09/01/16	1,485,792
500,000	5.00%, 09/01/16	530,985
430,000	5.00%, 02/01/17	463,144
1,225,000	5.00%, 04/01/17	1,327,459

See Notes to Financial Statements

86

Principal Amount		Value

California: (continued)
$1,375,000	5.00%, 10/01/17	$1,514,397
400,000	5.00%, 11/01/17	441,632
1,400,000	5.00%, 04/01/18	1,562,960
3,435,000	5.00%, 09/01/18	3,879,214
200,000	5.00%, 02/01/20	233,298
1,000,000	5.00%, 04/01/20	1,170,600
1,850,000	5.00%, 09/01/20	2,184,147
25,000	5.00%, 10/01/20	29,569
30,000	California State, Department of Water Resources Power Supply, Series L (RB) 5.00%, 05/01/20	35,218
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	998,720
435,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	486,795
25,000	City of Los Angeles, Department of Airports, Series A (RB) 5.00%, 05/15/18	27,999
1,750,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/16	1,856,767
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
50,000	5.00%, 06/01/18	56,133
60,000	5.00%, 06/01/19	69,112
50,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	56,182
220,000	Los Angeles Community College District, series A (GO) 5.00%, 08/01/20	261,092
100,000	Los Angeles County Metropolitan Transportation Authority, Series B (RB) 5.00%, 06/01/19	115,662
	Los Angeles Department of Water & Power, Series A (RB)
75,000	5.00%, 07/01/19	86,617
100,000	5.00%, 07/01/20	117,953
275,000	Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/18	300,831
1,000,000	Los Angeles Unified School District, Series J (GO) 5.00%, 07/01/17	1,092,950
	Metropolitan Water District of Southern California, Series C (RB)
140,000	5.00%, 07/01/17	153,268
1,050,000	5.00%, 07/01/18	1,183,276
290,000	San Diego County Water Authority, Series A (RB) 4.00%, 05/01/18	316,454
50,000	San Diego County Water Authority, Series S-1 (RB) 5.00%, 06/01/16 (c)	52,631
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	158,425
Principal Amount		Value

California: (continued)
$10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	$10,580
70,000	Santa Clara Valley Transportation Authority, Series B (RB) 5.00%, 04/01/17	75,896
105,000	State of California Department of Water Resources, Central Valley Project, Series AI (RB) 5.00%, 12/01/18	119,741
80,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	93,485
100,000	State of California Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/19	116,856
100,000	State of California Department of Water Resources, Power Supply Revenue, Series M (RB) 5.00%, 05/01/18	111,907
40,000	State of California Department of Water Resources, Power Supply Revenue, Series N (RB) 4.00%, 05/01/18	43,587
		38,878,221
Colorado: 0.7%
1,000,000	City and County of Denver, Series A (GO) 5.00%, 08/01/17	1,096,290
	Colorado Health Facilities Authority, Series A (RB)
125,000	5.00%, 02/01/19	141,921
100,000	5.00%, 02/01/21	116,717
175,000	Metro Wastewater Reclamation District, Series A (RB) 5.00%, 04/01/17	189,602
250,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/18	278,087
100,000	State of Colorado Department of Transportation (RB) 5.00%, 12/15/16	107,195
		1,929,812
Connecticut: 2.0%
1,670,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	1,662,969
750,000	Connecticut State, Series D (GO) 5.00%, 11/01/20	878,752
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	589,985

See Notes to Financial Statements

87

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Connecticut: (continued)
$250,000	State of Connecticut Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	$289,565
	State of Connecticut, Series C (GO)
250,000	5.00%, 06/01/16	262,513
250,000	5.00%, 07/15/19	286,095
500,000	5.00%, 06/01/20	581,440
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	542,780
145,000	5.00%, 06/15/20	168,790
280,000	State of Connecticut, Series E (GO) 5.00%, 09/01/18	313,961
		5,576,850
Delaware: 0.2%
500,000	State of Delaware, Series B (GO) 5.00%, 02/01/17	538,995
District of Columbia: 0.1%
80,000	District of Columbia, Series A (GO) 5.00%, 06/01/19	91,737
75,000	District of Columbia, Series C (RB) 5.00%, 12/01/17	83,105
		174,842
Florida: 5.5%
	Broward County School Board, Series A (CP)
175,000	5.00%, 07/01/18	196,340
155,000	5.00%, 07/01/19	177,447
	Broward County, Airport System Revenue, Series Q-1 (RB)
150,000	5.00%, 10/01/17	165,093
100,000	5.00%, 10/01/18	112,785
	Citizens Property Insurance Corp., Series A-1 (RB) (AGM)
400,000	4.00%, 06/01/17	425,056
500,000	5.00%, 06/01/19	567,815
75,000	City of Jacksonville, Better Jacksonville Sales Tax (RB) 5.00%, 10/01/16	79,622
600,000	City of Jacksonville, Series A (RB) 5.00%, 10/01/16	637,854
	City of Jacksonville, Series B (RB)
260,000	5.00%, 10/01/16	276,403
475,000	5.00%, 10/01/17	521,597
1,600,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,802,272
225,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	262,222
60,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/16	63,214
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	73,380
200,000	5.00%, 10/01/19	230,656
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	169,446
Principal Amount		Value

Florida: (continued)
	JEA Electric System, Series Three D (RB)
$50,000	4.00%, 10/01/16	$52,455
690,000	5.00%, 10/01/19	796,715
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
75,000	5.00%, 07/01/18	83,922
50,000	5.00%, 07/01/20	58,218
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	148,884
900,000	Orange County, Sales Tax, Series C (RB) 5.00%, 01/01/20	1,045,962
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	421,996
175,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	195,843
50,000	St. Johns River Power Park, Issue Two, Series Twenty-Five (RB) 5.00%, 10/01/16	53,177
100,000	State of Florida, Board of Education, Full Faith and Credit, Series A (GO) 5.00%, 06/01/19	114,672
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
50,000	5.00%, 06/01/18	56,036
85,000	5.00%, 06/01/20	99,613
170,000	State of Florida, Board of Education, Full Faith and Credit, Series C (GO) 5.00%, 06/01/16	178,490
260,000	State of Florida, Board of Education, Lottery Revenue, Series D (RB) 5.00%, 07/01/17	283,228
	State of Florida, Board of Education, Lottery Revenue, Series E (RB)
475,000	5.00%, 07/01/16	500,275
100,000	5.00%, 07/01/19	114,439
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series F (RB) 5.00%, 07/01/18	1,119,950
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
900,000	5.00%, 06/01/16	944,946
100,000	5.00%, 06/01/18	112,072
1,000,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/16	1,048,720
595,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	665,585

See Notes to Financial Statements

88

Principal Amount		Value

Florida: (continued)
$90,000	State of Florida, Department of Transportation Turnpike Revenue, Series A (RB) 5.00%, 07/01/18	$100,647
1,000,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	1,148,750
100,000	Sunshine State Governmental Financing Commission, Series A (RB) 5.00%, 09/01/16	105,977
		15,211,774
Georgia: 3.4%
400,000	City of Atlanta, Airport Passenger Facility, Series B (RB) 5.00%, 01/01/17	427,844
600,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/17	643,524
315,000	City of Atlanta, Department of Aviation, Series C (RB) 5.00%, 01/01/20	365,469
280,000	County Board of Education of Richmond County (GO) (SAW) 5.00%, 10/01/17	307,325
330,000	Forsyth County School District (GO) 5.00%, 02/01/19	376,880
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,378,944
125,000	Fulton County, Water & Sewerage Revenue (RB) 5.00%, 01/01/18	138,486
2,315,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	2,526,221
250,000	Gwinnett County Water & Sewerage Authority (RB) 5.00%, 08/01/20	295,027
	Municipal Electric Authority of Georgia, Series A (RB)
500,000	5.00%, 11/01/17	550,210
1,000,000	5.00%, 01/01/20	1,152,420
	State of Georgia, Series A (GO)
400,000	5.00%, 07/01/16	421,716
75,000	5.00%, 02/01/18	83,408
25,000	5.00%, 07/01/19	28,861
140,000	State of Georgia, Series C (GO) 5.00%, 07/01/18	157,584
500,000	State of Georgia, Series F (GO) 5.00%, 12/01/16	535,680
		9,389,599
Hawaii: 0.8%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	175,788
1,000,000	State of Hawaii, Series DZ (GO) (GO) 5.00%, 12/01/19	1,162,750
Principal Amount		Value

Hawaii: (continued)
$500,000	State of Hawaii, Series EA (GO) 5.00%, 12/01/16	$535,110
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	271,162
		2,144,810
Illinois: 6.4%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	267,663
	Chicago O’Hare International Airport, 3rd Lien, Series B (RB)
480,000	5.00%, 01/01/17	513,912
150,000	5.00%, 01/01/19	168,833
90,000	5.00%, 01/01/20	103,369
	City of Chicago, Modern Schools Across Chicago Program, Series A (GO)
500,000	4.00%, 12/01/17	520,850
2,250,000	5.00%, 12/01/19	2,441,880
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	688,259
	State of Illinois (GO)
700,000	5.00%, 01/01/17	742,511
955,000	5.00%, 01/01/17	1,013,809
1,250,000	5.00%, 03/01/17	1,332,525
4,100,000	5.00%, 08/01/17	4,415,618
740,000	5.00%, 01/01/18	801,117
500,000	5.00%, 02/01/20	551,985
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,072,280
500,000	State of Illinois, Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	513,775
500,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	557,680
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	514,040
850,000	4.00%, 01/01/17	887,740
500,000	5.00%, 04/01/17	534,310
		17,642,156
Indiana: 0.6%
	Indiana Finance Authority, Wastewater Utility, Series A (RB)
50,000	2.50%, 10/01/16	51,399
710,000	5.00%, 10/01/19	815,549
640,000	5.00%, 10/01/20	749,350
120,000	Indianapolis Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/19	137,348
		1,753,646
Kansas: 0.0%
50,000	State of Kansas Department of Transportation, highway Revenue, Series B (RB) 5.00%, 09/01/19	57,956

See Notes to Financial Statements

89

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Kentucky: 1.7%
$50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	$57,319
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	538,540
1,710,000	5.00%, 02/01/18	1,900,220
200,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	217,060
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB) 5.00%, 08/01/17	436,920
25,000	Kentucky State Property & Building Commission, Project No. 98 (RB) 5.00%, 08/01/20	29,104
	Kentucky Turnpike Authority, Series A (RB)
575,000	5.00%, 07/01/16	605,734
90,000	5.00%, 07/01/19	103,388
50,000	Louisville/Jefferson County Metropolitan Government, Series A (RB) 5.00%, 12/01/19	57,395
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	715,368
		4,661,048
Louisiana: 0.7%
130,000	Parishwide School District (GO) (AGM) 5.00%, 09/01/20	150,805
1,350,000	State of Louisiana, Series A (GO) 5.00%, 11/15/19	1,562,490
250,000	State of Louisiana, Series C (GO) 5.00%, 07/15/20	292,745
		2,006,040
Maryland: 3.9%
	Baltimore County Consolidated Public Improvement (GO)
60,000	5.00%, 08/01/17	65,806
2,800,000	5.00%, 08/01/18	3,158,904
500,000	Maryland Department of Transportation (RB) 5.00%, 06/01/18	560,680
250,000	Maryland Health & Higher Educational Facilities Authority (RB) 5.00%, 07/01/19	283,605
	Montgomery County, Consolidated Public Improvement, Series A (GO)
400,000	5.00%, 07/01/16	421,476
25,000	5.00%, 11/01/20	29,666
750,000	State of Maryland Department of Transportation (RB) 5.00%, 05/01/19	860,992
Principal Amount		Value

Maryland: (continued)
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
$450,000	5.00%, 03/01/17	$486,171
40,000	5.00%, 03/01/19	45,806
2,000,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.50%, 08/01/19	2,271,060
1,780,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	2,008,160
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	225,636
200,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	239,320
		10,657,282
Massachusetts: 2.3%
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	58,601
335,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 12/01/18	380,389
	Commonwealth of Massachusetts, Series B (GO)
750,000	5.00%, 08/01/16	793,267
500,000	5.00%, 08/01/20	588,945
1,000,000	Commonwealth of Massachusetts, Series E (GO) 5.00%, 12/01/16	1,071,200
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,107,800
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,240,382
200,000	5.00%, 08/15/19	230,962
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	625,951
80,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/18	90,172
		6,187,669
Michigan: 2.4%
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB) 5.00%, 10/01/17	1,284,576
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
645,000	4.00%, 01/01/19	710,371
1,000,000	5.00%, 07/01/17	1,092,050
1,750,000	5.00%, 07/01/18	1,968,050

See Notes to Financial Statements

90

Principal Amount		Value

Michigan: (continued)
$175,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB) 5.00%, 07/01/19 (c)	$200,802
50,000	Michigan State Building Authority, Series I-A (RB) 5.00%, 10/15/16	53,272
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	514,310
75,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB) 2.25%, 09/01/20	76,781
570,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	637,231
		6,537,443
Minnesota: 2.8%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB) 4.00%, 11/15/18 (p)	2,241,736
2,655,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB) 4.00%, 11/15/18 (p)	2,903,322
675,000	Regents of University of Minnesota, Series A (RB) 5.00%, 12/01/18	766,456
50,000	State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 10/01/18	56,644
900,000	State of Minnesota, State Trunk Highway, Series E (GO) 5.00%, 08/01/19	1,039,707
700,000	State of Minnesota, Various Purposes, Series D (GO) 5.00%, 08/01/18	789,726
		7,797,591
Mississippi: 0.3%
700,000	Mississippi Development Bank, Highway Construction Project (RB) 5.00%, 01/01/18	772,996
Missouri: 0.8%
700,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB) 5.00%, 10/01/20	823,956
500,000	Missouri Highway and Transportation Commission, Series C (RB) 5.00%, 02/01/17	537,360
900,000	State of Missouri, Series A (CP) 2.13%, 10/01/18	924,651
35,000	State of Missouri, Water Pollution Control, Series A (GO) 5.00%, 12/01/19	40,849
		2,326,816
Principal Amount		Value

Nebraska: 0.5%
$1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	$1,106,500
150,000	Omaha Public Power District, Electric System Revenue, Series B (RB) 5.00%, 02/01/21	178,398
		1,284,898
Nevada: 0.5%
150,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	171,369
25,000	State of Nevada, Capital Improvement, Series A (GO) 5.00%, 08/01/19	28,769
	State of Nevada, Unemployment Compensation (RB)
550,000	5.00%, 06/01/16	576,977
500,000	5.00%, 06/01/17	544,045
		1,321,160
New Jersey: 6.9%
65,000	Garden State Preservation Trust, Series A (RB) 4.00%, 11/01/19	72,028
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	550,105
575,000	5.00%, 06/15/19	640,096
210,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	226,727
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB) 4.00%, 12/15/16	520,225
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD-1 (RB) 5.00%, 12/15/18	410,977
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
890,000	5.00%, 09/01/17	954,258
700,000	5.00%, 09/01/18	763,616
275,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB) 5.00%, 09/01/16	287,994
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/20	247,282
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	328,260
500,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	551,160

See Notes to Financial Statements

91

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	$1,100,110
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB) 3.75%, 12/01/18	1,068,600
1,455,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	1,646,478
1,000,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/18	1,104,240
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,107,300
265,000	5.00%, 06/15/20	293,641
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	659,800
250,000	5.00%, 06/15/19	275,090
870,000	5.00%, 06/15/20	964,030
2,395,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,600,060
2,350,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	2,538,423
150,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/18	166,728
		19,077,228
New Mexico: 0.7%
150,000	New Mexico Educational Assistance Foundation, Series A-1 (RB) 4.00%, 12/01/16	158,114
1,075,000	New Mexico Finance Authority, State Transportation Commission, Senior Lien (RB) 4.00%, 06/15/16	1,118,838
110,000	New Mexico Finance Authority, State Transportation Revenue, Senior Lien, Series B (RB) 5.00%, 06/15/20	129,169
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	267,988
	State of New Mexico Severance Tax, Series A (RB)
55,000	5.00%, 07/01/17	60,075
75,000	5.00%, 07/01/19 (c)	85,960
		1,820,144
New York: 15.4%
1,750,000	City of New York, Series A (GO) 5.00%, 08/01/17	1,912,347
750,000	City of New York, Series A-1 (GO) 5.00%, 08/01/18	841,020
1,000,000	City of New York, Series B (GO) 5.00%, 08/01/19	1,147,640
Principal Amount		Value

New York: (continued)
$165,000	City of New York, Series D (GO) 5.00%, 08/01/19	$189,361
370,000	City of New York, Series G (GO) 5.00%, 08/01/20	432,563
225,000	City of New York, Series I (GO) 5.00%, 08/01/18	252,306
	City of New York, Subseries 1 (GO)
480,000	4.00%, 08/01/16	501,638
250,000	5.00%, 08/01/17	273,193
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,609,205
500,000	Long Island Power Authority, Electric System, Series A (RB) 5.00%, 05/01/16	521,455
130,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/19	150,277
	Metropolitan Transportation Authority, Series C (RB)
130,000	4.00%, 11/15/16	136,834
200,000	5.00%, 11/15/17	220,766
100,000	5.00%, 11/15/18	113,198
110,000	5.00%, 11/15/20	129,138
	Metropolitan Transportation Authority, Series D (RB)
955,000	5.00%, 11/15/16	1,019,721
60,000	5.00%, 11/15/17	66,198
520,000	5.00%, 11/15/17	573,992
550,000	5.00%, 11/15/18	622,589
430,000	5.00%, 11/15/19	497,071
50,000	5.00%, 11/15/20	58,699
90,000	Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/18	101,878
75,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 4.00%, 06/15/16	78,093
150,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 5.00%, 11/01/18	169,749
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
60,000	5.00%, 05/01/19	68,703
5,000	5.00%, 05/01/19	5,742
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	55,533
25,000	5.00%, 02/01/19	28,453
250,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	294,927

See Notes to Financial Statements

92

Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Series D (RB)
$50,000	4.00%, 02/01/18	$54,198
1,000,000	5.00%, 11/01/19	1,158,460
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	581,245
150,000	New York City Transitional Finance Authority, Subseries S-1A (RB) (SAW) 5.00%, 07/15/16	158,381
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	546,385
325,000	5.00%, 08/01/18	364,442
1,000,000	5.00%, 08/01/20	1,169,090
600,000	New York City, Series D (GO) 5.00%, 10/01/17	658,860
1,000,000	New York City, Series G (GO) 5.00%, 08/01/19	1,147,640
	New York City, Series I (GO)
250,000	5.00%, 08/01/17	273,193
300,000	5.00%, 08/01/17	327,831
500,000	New York State Dormitory Authority, Colombia University, Series A (RB) 5.00%, 10/01/18	567,515
	New York State Dormitory Authority, State Personal Income Tax (RB)
260,000	5.00%, 02/15/18	288,644
500,000	5.00%, 02/15/20	581,385
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	583,650
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
400,000	5.00%, 03/15/19	457,664
630,000	5.00%, 03/15/20	736,533
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
75,000	4.00%, 03/15/18	81,308
1,400,000	4.00%, 03/15/19	1,542,996
75,000	5.00%, 03/15/17	81,040
1,675,000	5.00%, 03/15/19	1,916,468
125,000	5.00%, 03/15/20	146,074
1,000,000	5.00%, 03/15/20	1,163,470
80,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/16	84,759
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
60,000	4.00%, 03/15/17	63,804
920,000	4.00%, 03/15/20	1,033,859
1,695,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB) 5.00%, 06/15/20	1,998,609
Principal Amount		Value

New York: (continued)
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series B (RB)
$600,000	4.00%, 06/15/20	$677,316
820,000	5.00%, 06/15/19	946,403
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	706,824
800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/19	913,664
2,130,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,419,382
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
300,000	5.00%, 03/15/18	334,572
450,000	5.00%, 03/15/19	513,774
150,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	171,380
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	270,133
500,000	5.00%, 03/15/18	557,170
55,000	5.00%, 03/15/20	64,216
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	68,084
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	318,829
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,087,650
2,000,000	5.00%, 06/01/18	2,236,920
400,000	Town of Oyster Bay, New York Public Improvement (GO) 3.00%, 08/15/17	413,928
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/18	521,775
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	99,067
		42,160,879
North Carolina: 2.7%
250,000	County of Mecklenburg, Series A (GO) 5.00%, 12/01/17	277,085
130,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	147,039

See Notes to Financial Statements

93

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

North Carolina: (continued)
$25,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB) 5.00%, 01/01/18	$27,579
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,134,600
1,000,000	North Carolina State, Grant Anticipation Revenue (RB) 5.00%, 03/01/19	1,133,910
2,800,000	North Carolina State, Series B (GO) 5.00%, 06/01/18	3,146,164
500,000	North Carolina State, Series C (GO) 3.50%, 05/01/16	516,090
260,000	North Carolina State, Series E (GO) 5.00%, 05/01/16	272,243
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	336,882
100,000	State of North Carolina, Capital improvement, Series A (RB) 5.00%, 05/01/19	114,757
200,000	State of North Carolina, Series C (GO) 5.00%, 05/01/20	235,634
		7,341,983
Ohio: 2.3%
500,000	City of Columbus, Various Purpose, Series 3 (GO) 5.00%, 08/15/16	529,150
750,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	793,755
55,000	Ohio State Building Authority, Administrative Building Fund Project, Series C (RB) 5.00%, 10/01/18	61,973
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	141,478
1,000,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,058,990
125,000	Ohio State Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/18	139,969
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	497,433
	State of Ohio, Higher Education, Series B (GO)
450,000	5.00%, 08/01/16	475,380
245,000	5.00%, 08/01/18	275,735
	State of Ohio, Higher Education, Series C (GO)
1,000,000	5.00%, 08/01/16	1,055,500
50,000	5.00%, 08/01/19	57,672
Principal Amount		Value

Ohio: (continued)
$50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	$55,875
35,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/19	40,121
100,000	State of Ohio, Major New State Infrastructure Project, Series 1 (RB) 4.00%, 12/15/16	105,509
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,059,702
		6,348,242
Oklahoma: 0.0%
100,000	Grand River Dam Authority, Series A (RB) 3.00%, 06/01/18	105,693
Oregon: 0.6%
95,000	City of Portland, Sewer System Revenue, Series A (RB) 5.00%, 03/01/17	102,636
200,000	Oregon State Facilities Authority, Legacy Health project, Series A (RB) 5.00%, 05/01/17	216,542
530,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/19	607,051
775,000	Tri-County Metropolitan Transportation District (RB) 5.00%, 05/01/17 (c)	837,333
		1,763,562
Pennsylvania: 3.9%
650,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) (AGM) 5.00%, 06/15/18	728,377
50,000	City of Philadelphia, Water and Wastewater Revenue, Series C (RB) (AGM) 5.00%, 08/01/16	52,775
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,088,890
900,000	5.00%, 06/15/18	1,006,173
1,090,000	5.00%, 07/01/18	1,219,666
	Commonwealth of Pennsylvania, First Series (GO)
1,105,000	5.00%, 11/15/18	1,247,976
1,000,000	5.00%, 04/01/19	1,135,120
300,000	5.00%, 06/01/19	341,835
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/19	574,500
300,000	Commonwealth of Pennsylvania, Third Series C (GO) 5.00%, 07/15/16	316,536

See Notes to Financial Statements

94

Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
$545,000	4.00%, 02/01/20	$604,454
550,000	5.00%, 07/01/17	601,249
1,250,000	5.00%, 07/01/18	1,405,337
	Pennsylvania Economic Development, Unemployment Compensation, Series B (RB)
205,000	5.00%, 07/01/19 (c)	236,033
35,000	5.00%, 07/01/19 (c)	40,406
125,000	Port Authority of Allegheny County (RB) 5.00%, 03/01/17	134,690
		10,734,017
South Carolina: 0.5%
1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	1,131,350
150,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/19	166,440
		1,297,790
Tennessee: 0.9%
1,800,000	Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue (RB) 5.00%, 07/01/17	1,963,260
400,000	Metropolitan Government of Nashville and Davidson County, Series A (GO) 5.00%, 07/01/18	449,308
25,000	Shelby County, Series A (GO) 4.00%, 03/01/18	27,155
55,000	Tennessee State School Bond Authority, Higher Education, Series A (RB) 4.00%, 05/01/17	58,658
		2,498,381
Texas: 6.7%
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	344,238
100,000	City of Dallas (GO) 5.00%, 02/15/20	116,630
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	624,233
50,000	City of Dallas, Series C (GO) 4.00%, 02/15/19	55,155
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	56,572
150,000	5.00%, 10/01/20	177,245
1,250,000	City of Fort Worth, Waterworks & Sewer System Revenue (RB) 5.00%, 02/15/18	1,388,812
	City of Houston, Combined Utility System, First Lien, Series C (RB)
75,000	4.00%, 11/15/19	83,701
750,000	5.00%, 05/15/20	878,647
Principal Amount		Value

Texas: (continued)
	City of Houston, Series A (GO)
$460,000	5.00%, 03/01/18	$511,207
550,000	5.00%, 03/01/20	643,967
640,000	5.00%, 03/01/20	747,386
160,000	City of San Antonio, Electric and Gas Revenue (RB) 5.00%, 02/01/20	185,760
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	930,945
1,000,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	1,060,590
500,000	Dallas Independent School District (GO) 4.00%, 08/15/16	522,915
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	266,823
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	302,924
100,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/18	109,479
300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB) 5.00%, 05/15/17	324,912
60,000	Lower Colorado River Authority, Series A (RB) 5.00%, 05/15/19	68,304
1,500,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/19	1,707,600
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	225,158
500,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	510,020
500,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	508,050
1,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,148,730
1,410,000	Texas Public Finance Authority (GO) 5.00%, 10/01/18	1,594,315
815,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	908,912
850,000	Texas Public Finance Authority, Unemployment Compensation, Series A (RB) 5.00%, 07/01/16	896,248
250,000	Texas State University System, Board of Regents (RB) 5.00%, 03/15/18	278,058
50,000	Texas Transportation Commission (GO) 5.00%, 10/01/19	57,896

See Notes to Financial Statements

95

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
$500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	$572,070
210,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/17	227,564
250,000	Texas Transportation Commission, State Highway, First Tier, Series A (RB) 5.00%, 04/01/20	292,520
150,000	University of Texas System, Board of Regents, Series A (RB) 5.00%, 08/15/17	164,477
		18,492,063
Utah: 0.8%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	83,996
35,000	5.00%, 07/01/19	40,176
	State of Utah, Series A (GO)
125,000	5.00%, 07/01/16	131,786
50,000	5.00%, 07/01/19	57,789
650,000	State of Utah, Series C (GO) 5.00%, 07/01/18	731,854
925,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	1,011,478
		2,057,079
Virginia: 0.7%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	578,520
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	569,650
150,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/19	172,910
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	548,945
		1,870,025
Washington: 4.0%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	34,262
	City of Seattle, Municipal Light and Power, Series B (RB)
400,000	5.00%, 02/01/17	430,832
555,000	5.00%, 06/01/19	636,424
40,000	Clark County Public Utility District No 1 (RB) 5.00%, 01/01/20	46,097
Principal Amount		Value

Washington: (continued)
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
$150,000	5.00%, 07/01/18	$168,590
1,650,000	5.00%, 07/01/19	1,896,163
25,000	5.00%, 07/01/20	29,352
55,000	Energy Northwest, Project 3 Electric Revenue, Series A (RB) 5.00%, 07/01/18	61,816
265,000	Port of Seattle, Passenger Facility
	Charge Revenue, Series A (RB) 5.00%, 12/01/17	293,853
125,000	Public Utility District No. 2 of Grant County, Series I (RB) 5.00%, 01/01/18	138,313
150,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	169,872
500,000	State of Washington, Series R-A (GO) 5.00%, 07/01/20	586,770
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,815,000	5.00%, 09/01/18	2,035,141
1,000,000	5.00%, 09/01/19	1,145,480
475,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 07/01/17	519,474
	Washington State, Motor Vehicle Fuel Tax, Series R-C (GO)
75,000	5.00%, 07/01/18	84,270
500,000	5.00%, 07/01/19	574,375
500,000	Washington State, Various Purpose, Series B (GO) 5.00%, 07/01/17	546,815
	Washington State, Various Purpose, Series R-A (GO)
60,000	5.00%, 07/01/17	65,618
1,000,000	5.00%, 01/01/19	1,135,110
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	287,187
		10,885,814
Wisconsin: 0.9%
250,000	City of Milwaukee, Series N2 (GO) 5.00%, 05/01/19	286,052
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	117,138
1,380,000	State of Wisconsin, Series 1 (GO) 5.00%, 05/01/17	1,498,721
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	345,492
150,000	5.00%, 05/01/19	171,758
		2,419,161
Total Municipal Bonds: 98.8% (Cost: $271,521,539)		271,341,321
Other assets less liabilities: 1.2%		3,199,895
NET ASSETS: 100.0%		$274,541,216

See Notes to Financial Statements

96

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments
By Sector (unaudited)	% of Investments	Value
Airport	1.6%	$4,351,808
Bond Bank	0.4	1,091,825
Development	2.9	7,882,589
Education	3.6	9,876,737
Facilities	2.2	6,127,596
General Obligation	48.2	130,919,648
Higher Education	6.1	16,484,199
Medical	4.1	11,075,826
Pollution	2.0	5,327,872
Power	6.0	16,353,765
School District	3.0	8,028,064
Student Loan	0.4	1,169,592
Transportation	12.9	34,902,753
Utilities	0.4	1,000,453
Water	6.2	16,748,594
	100.0%	$271,341,321

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$271,341,321	$—	$271,341,321

*  See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

97

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2015

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF
Assets:
Investments, at value (1)	$47,837,093	$1,579,689,120	$1,029,907,217	$107,366,833
Cash	—	2,514,077	992,659	—
Receivables:
Investment securities sold	—	1,053,717	16,919	—
Shares sold	—	3,121,768	4,708,256	—
Dividends and interest	155,100	27,303,171	12,287,435	1,428,235
Prepaid expenses	205	—	—	—
Total assets	47,992,398	1,613,681,853	1,047,912,486	108,795,068

Liabilities:
Payables:
Investment securities purchased	—	7,626,807	4,903,090	—
Due to Adviser	15,226	451,200	200,864	21,692
Due to custodian	—	—	—	—
Deferred Trustee fees	1,564	3,184	3,000	1,517
Accrued expenses	54,263	—	—	—
Total liabilities	71,053	8,081,191	5,106,954	23,209
NET ASSETS	$47,921,345	$1,605,600,662	$1,042,805,532	$108,771,859
Shares outstanding	1,800,000	51,700,000	44,400,000	5,550,000
Net asset value, redemption and offering price per share	$26.62	$31.06	$23.49	$19.60

Net assets consist of:
Aggregate paid in capital	$49,800,816	$1,589,206,093	$1,027,227,458	$108,386,155
Net unrealized appreciation (depreciation)	(909,124)	36,557,982	15,521,424	3,117,180
Undistributed net investment income	223,311	10,366,227	1,960,295	344,539
Accumulated net realized gain (loss)	(1,193,658)	(30,529,640)	(1,903,645)	(3,076,015)
	$47,921,345	$1,605,600,662	$1,042,805,532	$108,771,859
(1) Cost of investments	$48,746,217	$1,543,131,138	$1,014,385,793	$104,249,653

See Notes to Financial Statements

98

Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF	Short Municipal Index ETF

$21,844,902	$96,862,438	$271,341,321
—	—	—

—	47,730	1,558,252
—	5,088,501	—
320,089	1,377,457	3,377,976
—	—	—
22,164,991	103,376,126	276,277,549

—	4,177,684	1,675,880
4,377	27,154	45,087
—	—	13,766
865	—	1,600
—	50	—
5,242	4,204,888	1,736,333
$22,159,749	$99,171,238	$274,541,216
900,000	3,900,000	15,650,000
$24.62	$25.43	$17.54

$22,528,981	$98,843,429	$274,628,109
139,883	447,208	(180,218)
3,870	440,959	253,947
(512,985)	(560,358)	(160,622)
$22,159,749	$99,171,238	$274,541,216
$21,705,019	$96,415,230	$271,521,539

See Notes to Financial Statements

99

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2015

		High-Yield	Intermediate
	CEF Municipal	Municipal	Municipal	Long Municipal
	Income ETF	Index ETF	Index ETF	Index ETF
Income:
Dividends	$2,268,242	$—	$—	$—
Interest	—	71,945,248	21,381,714	3,595,245
Total income	2,268,242	71,945,248	21,381,714	3,595,245

Expenses:
Management fees	153,064	4,538,012	1,907,279	219,892
Professional fees	26,923	—	—	—
Insurance	591	—	—	—
Trustees’ fees and expenses	4,581	—	—	—
Reports to shareholders	6,937	—	—	—
Indicative optimized portfolio value fee	6,015	—	—	—
Custodian fees	5,368	—	—	—
Registration fees	4,964	—	—	—
Transfer agent fees	2,406	—	—	—
Fund accounting fees	2,480	—	—	—
Interest	214	829	488	—
Other	6,005	—	—	—
Total expenses	219,548	4,538,841	1,907,767	219,892
Waiver of management fees	(66,270)	—	—	—
Net expenses	153,278	4,538,841	1,907,767	219,892
Net investment income	2,114,964	67,406,407	19,473,947	3,375,353

Net realized gain (loss) on:
Investments	(287,874)	(10,736,670)	(113,077)	(453,021)
In-kind redemptions	314,851	7,844,842	4,877,210	414,503
Net realized gain (loss)	26,977	(2,891,828)	4,764,133	(38,518)

Net change in unrealized appreciation (depreciation) on:
Investments	1,383,885	41,438,623	4,463,137	2,210,073
Net change in unrealized appreciation (depreciation)	1,383,885	41,438,623	4,463,137	2,210,073
Net Increase in Net Assets Resulting from Operations	$3,525,826	$105,953,202	$28,701,217	$5,546,908

See Notes to Financial Statements

100

Pre-Refunded	Short High-Yield	Short
Municipal	Municipal	Municipal
Index ETF	Index ETF	Index ETF

$—	$—	$—
301,744	2,746,566	3,504,136
301,744	2,746,566	3,504,136

68,166	250,136	521,560
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
347	761	480
—	—	—
68,513	250,897	522,040
—	—	—
68,513	250,897	522,040
233,231	2,495,669	2,982,096

76,689	(477,887)	(50,428)
182,784	91,845	486,025
259,473	(386,042)	435,597

(342,518)	319,511	(1,529,758)
(342,518)	319,511	(1,529,758)
$150,186	$2,429,138	$1,887,935

See Notes to Financial Statements

101

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014
Operations:
Net investment income	$2,114,964	$1,533,787	$67,406,407	$48,971,641
Net realized gain (loss)	26,977	(831,361)	(2,891,828)	(35,842,202)
Net change in unrealized appreciation (depreciation)	1,383,885	(1,577,011)	41,438,623	(66,371,174)
Net increase (decrease) in net assets resulting from operations	3,525,826	(874,585)	105,953,202	(53,241,735)

Dividends and Distributions to shareholders:
Dividends from net investment income	(2,054,565)	(1,492,015)	(62,359,330)	(49,806,400)
Distributions from net realized capital gains	—	—	—	(2,773,260)
Total Dividends and Distributions	(2,054,565)	(1,492,015)	(62,359,330)	(52,579,660)

Share transactions:**
Proceeds from sale of shares	23,626,855	18,440,829	710,819,146	241,356,929
Cost of shares redeemed	(9,118,780)	(9,594,941)	(126,625,437)	(288,263,858)
Increase (Decrease) in net assets resulting from share transactions	14,508,075	8,845,888	584,193,709	(46,906,929)
Total increase (decrease) in net assets	15,979,336	6,479,288	627,787,581	(152,728,324)
Net Assets, beginning of period	31,942,009	25,462,721	977,813,081	1,130,541,405
Net Assets, end of period†	$47,921,345	$31,942,009	$1,605,600,662	$977,813,081
† Including undistributed net investment income	$223,311	$163,197	$10,366,227	$5,361,277

** Shares of Common Stock Issued (no par value)
Shares sold	900,000	750,000	23,100,000	8,200,000
Shares redeemed	(350,000)	(400,000)	(4,100,000)	(9,500,000)
Net increase (decrease)	550,000	350,000	19,000,000	(1,300,000)

See Notes to Financial Statements

102

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF
For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014

$19,473,947	$15,916,385	$3,375,353	$3,558,597	$233,231	$340,280
4,764,133	(6,117,289)	(38,518)	(3,733,903)	259,473	(460,182)
4,463,137	(21,643,793)	2,210,073	(5,921,217)	(342,518)	(401,973)
28,701,217	(11,844,697)	5,546,908	(6,096,523)	150,186	(521,875)

(18,805,590)	(16,144,350)	(3,307,095)	(3,686,580)	(231,520)	(382,660)
—	—	—	—	—	—
(18,805,590)	(16,144,350)	(3,307,095)	(3,686,580)	(231,520)	(382,660)

569,005,154	252,701,369	47,344,587	35,141,472	7,390,247	2,463,763
(161,213,684)	(346,169,158)	(17,609,462)	(69,466,413)	(19,728,127)	—
407,791,470	(93,467,789)	29,735,125	(34,324,941)	(12,337,880)	2,463,763
417,687,097	(121,456,836)	31,974,938	(44,108,044)	(12,419,214)	1,559,228
625,118,435	746,575,271	76,796,921	120,904,965	34,578,963	33,019,735
$1,042,805,532	$625,118,435	$108,771,859	$76,796,921	$22,159,749	$34,578,963
$1,960,295	$1,292,309	$344,539	$280,696	$3,870	$2,159

24,200,000	11,200,000	2,400,000	1,900,000	300,000	100,000
(6,900,000)	(15,500,000)	(900,000)	(3,800,000)	(800,000)	—
17,300,000	(4,300,000)	1,500,000	(1,900,000)	(500,000)	100,000

See Notes to Financial Statements

103

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short High-Yield
	Municipal Index ETF		Short Municipal Index ETF
	For the Year Ended April 30, 2015	For the Period January 13, 2014* through April 30, 2014	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
Operations:
Net investment income	$2,495,669	$167,458	$2,982,096	$3,092,421
Net realized gain (loss)	(386,042)	(77,244)	435,597	(535,016)
Net change in unrealized appreciation (depreciation)	319,511	127,697	(1,529,758)	(1,654,584)
Net increase in net assets resulting from operations	2,429,138	217,911	1,887,935	902,821

Dividends to shareholders:
Dividends from net investment income	(2,137,290)	(75,000)	(2,977,285)	(3,085,320)

Share transactions:**
Proceeds from sale of shares	81,242,317	30,156,740	114,601,149	121,412,008
Cost of shares redeemed	(10,130,650)	(2,531,928)	(81,101,856)	(82,603,960)
Increase in net assets resulting from share transactions	71,111,667	27,624,812	33,499,293	38,808,048
Total increase in net assets	71,403,515	27,767,723	32,409,943	36,625,549
Net Assets, beginning of period	27,767,723	—	242,131,273	205,505,724
Net Assets, end of period†	$99,171,238	$27,767,723	$274,541,216	$242,131,273
† Including undistributed net investment income	$440,959	$92,545	$253,947	$250,359

** Shares of Common Stock Issued (no par value)
Shares sold	3,200,000	1,200,000	6,500,000	6,900,000
Shares redeemed	(400,000)	(100,000)	(4,600,000)	(4,700,000)
Net increase	2,800,000	1,100,000	1,900,000	2,200,000

* Commencement of operations

See Notes to Financial Statements

104

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Municipal Income ETF
	For the Year Ended April 30,			For the Period July 12, 2011 (a) through April 30,
	2015	2014	2013	2012
Net asset value, beginning of period	$25.55	$28.29	$27.76	$25.00
Income from investment operations:
Net investment income	1.41	1.46	1.49	1.24
Net realized and unrealized gain (loss) on investments	1.08	(2.73)	0.53	2.66
Total from investment operations	2.49	(1.27)	2.02	3.90
Less:
Dividends from net investment income	(1.42)	(1.47)	(1.48)		(1.12)
Distributions from net realized capital gains	—	—	(0.01)		(0.02)
Total dividends and distributions	(1.42)	(1.47)	(1.49)		(1.14)
Net asset value, end of period	$26.62	$25.55	$28.29	$27.76
Total return (b)	10.02%	(4.08)%	7.28%	15.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$47,921	$31,942	$25,463	$8,329
Ratio of gross expenses to average net assets	0.57%	0.79%	1.03%	2.36	%(d)
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.52%	6.07%	5.33%	6.04	%(d)
Portfolio turnover rate	6%	9%	3%	3	%(c)

	High-Yield Municipal Index ETF
	For the Year Ended April 30,
	2015	2014	2013	2012		2011
Net asset value, beginning of year	$29.90	$33.25	$31.62	$28.39		$30.62
Income from investment operations:
Net investment income	1.54	1.68	1.61	1.60		1.75
Net realized and unrealized gain (loss) on investments	1.12	(3.23)	1.66	3.32		(1.97)
Total from investment operations	2.66	(1.55)	3.27	4.92		(0.22)
Less:
Dividends from net investment income	(1.50)	(1.70)	(1.64)		(1.69)	(1.79)
Distributions from net realized capital gains	—	(0.10)	—	—		(0.22)
Total dividends and distributions	(1.50)	(1.80)	(1.64)		(1.69)	(2.01)
Net asset value, end of year	$31.06	$29.90	$33.25	$31.62		$28.39
Total return (b)	9.08%	(4.48)%	10.55%		17.90%	(0.81)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,605,601	$977,813	$1,130,541	$566,009		$210,051
Ratio of gross expenses to average net assets	0.35%	0.35%	0.35%		0.35%	0.44%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%		0.35%	0.35%
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.35%	0.35%		0.35%	0.35%
Ratio of net investment income to average net assets	5.19%	5.57%	5.22%		6.04%	6.27%
Portfolio turnover rate	9%	21%	12%		18%	42%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

105

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Intermediate Municipal Index ETF
	For the Year Ended April 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$23.07	$23.78	$23.22	$21.40	$21.51
Income from investment operations:
Net investment income	0.56	0.58	0.59	0.71	0.74
Net realized and unrealized gain (loss) on investments	0.43	(0.71)	0.57	1.82	(0.08)
Total from investment operations	0.99	(0.13)	1.16	2.53	0.66
Less:
Dividends from net investment income	(0.57)	(0.58)	(0.60)	(0.71)	(0.74)
Distributions from net realized capital gains	—	—	— (b)	—	(0.03)
Total dividends and distributions	(0.57)	(0.58)	(0.60)	(0.71)	(0.77)
Net asset value, end of year	$23.49	$23.07	$23.78	$23.22	$21.40
Total return (a)	4.32%	(0.45)%	5.05%	12.02%	3.11%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,042,806	$625,118	$746,575	$459,751	$220,371
Ratio of gross expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.29%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.45%	2.55%	2.54%	3.19%	3.50%
Portfolio turnover rate	3%	1%	1%	7%	19%

	Long Municipal Index ETF
	For the Year Ended April 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$18.96	$20.32	$19.65	$17.46	$18.49
Income from investment operations:
Net investment income	0.71	0.79	0.77	0.83	0.83
Net realized and unrealized gain (loss) on investments	0.65	(1.36)	0.67	2.19	(1.03)
Total from investment operations	1.36	(0.57)	1.44	3.02	(0.20)
Less:
Dividends from net investment income	(0.72)	(0.79)	(0.77)	(0.83)	(0.83)
Net asset value, end of year	$19.60	$18.96	$20.32	$19.65	$17.46
Total return (a)	7.25%	(2.62)%	7.44%	17.67%	(1.10)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$108,772	$76,797	$120,905	$81,539	$55,009
Ratio of gross expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.38%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	3.68%	4.17%	3.86%	4.46%	4.60%
Portfolio turnover rate	4%	5%	3%	22%	27%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

106

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pre-Refunded Municipal Index ETF
	For the Year Ended April 30,
	2015	2014		2013	2012	2011
Net asset value, beginning of year	$24.70	$25.40		$25.35	$25.01	$24.98
Income from investment operations:
Net investment income	0.19	0.25		0.38	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.08)		(0.67)	0.05	0.34	0.10
Total from investment operations	0.11		(0.42)	0.43	0.68	0.44
Less:
Dividends from net investment income	(0.19)		(0.28)	(0.38)	(0.34)	(0.35)
Distributions from net realized capital gains	—	—		—	—	(0.06)
Total dividends and distributions	(0.19)		(0.28)	(0.38)	(0.34)	(0.41)
Net asset value, end of year	$24.62	$24.70		$25.40	$25.35	$25.01
Total return (b)	0.43%		(1.64)%	1.71%	2.74%	1.74%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$22,160	$34,579		$33,020	$32,957	$35,019
Ratio of gross expenses to average net assets	0.24%		0.24%	0.24%	0.24%	0.38%
Ratio of net expenses to average net assets	0.24%		0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%		0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	0.82%		1.02%	1.50%	1.36%	1.36%
Portfolio turnover rate	51%		61%	19%	40%	28%

	Short High-Yield
	Municipal Index ETF
		For the Period
	For the Year	January 13,
	Ended	2014 (a) through
	April 30,	April 30,
	2015	2014
Net asset value, beginning of period	$25.24	$24.94
Income from investment operations:
Net investment income	0.82	0.24
Net realized and unrealized gain on investments	0.15	0.22
Total from investment operations	0.97	0.46
Less:
Dividends from net investment income	(0.78)		(0.16)
Net asset value, end of period	$25.43	$25.24
Total return (b)	3.91%	1.82	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$99,171	$27,768
Ratio of gross expenses to average net assets	0.35%	0.35	%(d)
Ratio of net expenses to average net assets	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	3.48%	4.10	%(d)
Portfolio turnover rate	26%	6	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

107

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Municipal Index ETF
	For the Year Ended April 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$17.61	$17.79	$17.74	$17.35	$17.32
Income from investment operations:
Net investment income	0.20	0.24	0.26	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.07)	(0.18)	0.06	0.40	0.09
Total from investment operations	0.13	0.06	0.32	0.72	0.45
Less:
Dividends from net investment income	(0.20)	(0.24)	(0.26)	(0.33)	(0.36)
Distributions from net realized capital gains	—	—	(0.01)	— (b)	(0.06)
Total dividends and distributions	(0.20)	(0.24)	(0.27)	(0.33)	(0.42)
Net asset value, end of year	$17.54	$17.61	$17.79	$17.74	$17.35
Total return (a)	0.75%	0.36%	1.83%	4.16%	2.59%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$274,541	$242,131	$205,506	$135,742	$94,568
Ratio of gross expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.29%
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.14%	1.37%	1.46%	1.85%	2.04%
Portfolio turnover rate	2%	3%	10%	23%	35%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

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MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2015, offers fifty five investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”), Short High-Yield Municipal Index ETF (“Short High-Yield”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short High-Yield	January 13, 2014	Barclays Municipal High Yield Short Duration Index
Short	February 22, 2008	Barclays AMT-Free Short Continuous Municipal Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as
109

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NOTES TO FINANCIAL STATEMENTS

(continued)

determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree
110

of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the year ended April 30, 2015.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded, Short High-Yield and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal, the Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense limitation listed below.

The current management fee rate, expense limitation and the amounts waived/assumed by the Adviser for the year ended April 30, 2015 are as follows:

	Expense	Management	Waiver of	Expenses Assumed
Fund	Limitation	Fee Rate	Management Fees	by the Adviser
CEF Municipal*	0.40%	0.40%	$66,270	$ —

*	The Adviser has agreed, at least until September 1, 2015, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses do not exceed the expense limitation, excluding acquired fund fees and expenses, interest expense, offering cost, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
High-Yield	0.35%
Intermediate	0.24
Long	0.24
Pre-Refunded	0.24
Short High-Yield	0.35
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

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NOTES TO FINANCIAL STATEMENTS

(continued)

Note 4—Investments—For the year ended April 30, 2015, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of
	Investments	Proceeds from
Fund	Purchased	Investments Sold
CEF Municipal	$3,203,177	$2,405,999
High-Yield	781,286,382	115,720,462
Intermediate	438,150,669	24,686,149
Long	33,049,241	3,464,314
Pre-Refunded	15,065,640	14,334,842
Short High-Yield	89,235,732	18,418,141
Short	47,633,225	6,395,432

Note 5—Income Taxes—As of April 30, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
	Cost of	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
CEF Municipal	$48,741,862	$253,067	$(1,157,836)	$(904,769)
High-Yield	1,539,743,479	67,142,802	(27,197,161)	39,945,641
Intermediate	1,014,360,511	20,521,503	(4,974,797)	15,546,706
Long	104,238,257	4,189,325	(1,060,749)	3,128,576
Pre-Refunded	21,704,975	183,370	(43,443)	139,927
Short High-Yield	96,238,360	1,467,721	(843,643)	624,078
Short	271,522,135	952,706	(1,133,520)	(180,814)

At April 30, 2015, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

	Undistributed	Undistributed	Undistributed	Accumulated	Qualified	Other	Unrealized
	Tax Exempt	Ordinary	Long-Term	Capital	Late-Year	Temporary	Appreciation
Fund	Income	Income	Capital Gains	Losses	Losses*	Difference	(Depreciation)	Total
CEF Municipal	$220,520	$—	$—	$(1,193,658)	$—	$(1,564)	$(904,769)	$(1,879,471)
High-Yield	6,864,809	—	—	(30,357,095)	—	(58,787)	39,945,641	16,394,568
Intermediate	1,977,883	—	—	(1,903,644)	—	(42,871)	15,546,706	15,578,074
Long	339,507	—	—	(3,076,015)	—	(6,364)	3,128,576	385,704
Pre-Refunded	6,421	—	—	(512,985)	—	(2,595)	139,927	(369,232)
Short High-Yield	263,253	—	—	(559,356)	—	(166)	624,078	327,809
Short	269,954	—	—	(160,623)	—	(15,410)	(180,814)	(86,893)

*	Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2014, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2014 and specified losses incurred after October 31, 2014. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2015, the Funds had no such deferrals.

The tax character of dividends paid to shareholders during the years ended April 30, 2015 and April 30, 2014 were as follows:

	Tax-Exempt Dividends		Ordinary Income		Long-Term Capital Gains
Fund	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014
CEF Municipal	2,045,719	$1,478,186	8,846	$13,829	—	$—
High-Yield	61,785,952	48,957,547	573,378	850,630	—	2,771,483
Intermediate	18,785,927	16,046,500	19,663	97,850	—	—
Long	3,305,557	3,656,495	1,538	30,085	—	—
Pre-Refunded	231,520	382,660	—	—	—	—
Short High-Yield	2,128,715	74,410	8,575	590	—	—
Short	2,977,285	3,032,010	—	53,310	—	—
112

At April 30, 2015, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

		Amount Expiring in the Year Ended April 30,
Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses	April 2019	April 2018	April 2017
CEF Municipal	$713,590	$480,068	$—	$—	$—
High-Yield	3,605,231	26,751,864	—	—	—
Intermediate	315,052	1,588,592	—	—	—
Long	731,423	107,587	78,825	1,554,202	603,978
Pre-Refunded	223,787	289,198	—	—	—
Short High-Yield	559,356	—	—	—	—
Short	33,008	127,615	—	—	—

During the year ended April 30, 2015, Pre-Refunded utilized $76,689 of prior year capital loss carryforwards.

During the year ended April 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment of market discount on tax exempt instruments and in-kind share transactions, the Funds incurred differences that affected undistributed net investment income, accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Undistributed Net Investment Income (Loss)	Increase (Decrease) in Accumulated Realized Gain/(Loss)	Increase (Decrease) in Aggregate Paid in Capital
CEF Municipal	$(285)	$(314,787)	$315,072
High-Yield	(42,127)	(7,498,304)	7,540,431
Intermediate	(371)	(4,876,840)	4,877,211
Long	(4,415)	(410,088)	414,503
Pre-Refunded	—	(182,784)	182,784
Short High-Yield	(9,965)	(81,880)	91,845
Short	(1,223)	(484,802)	486,025

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2012 - 2014), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of April 30, 2015, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for CEF Municipal, which has Creation Units consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended April 30, 2015, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
CEF Municipal	$18,390,899	$4,646,808
High-Yield	49,394,959	123,940,333
Intermediate	163,369,400	162,810,941
Long	16,497,359	16,303,078
Pre-Refunded	7,344,321	19,627,722
Short High-Yield	9,136,563	9,250,095
Short	79,648,033	79,563,393
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NOTES TO FINANCIAL STATEMENTS

(continued)

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds and for Short High-Yield are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

114

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2015, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Municipal	1	$304,012	1.52%
High-Yield	11	1,814,378	1.50
Intermediate	8	1,640,736	1.50
Pre-Refunded	56	147,958	1.50
Short High-Yield	48	366,562	1.50
Short	22	519,915	1.51

As of April 30, 2015, the Funds had no outstanding loan balances.

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2015, there were no offsets to custodian fees.

Note 11—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2015:

Fund	Ex-Date	Record Date	Payable Date	Per Share
CEF Municipal	5/1/15	5/5/15	5/7/15	$0.1120
High-Yield	5/1/15	5/5/15	5/7/15	$0.1190
Intermediate	5/1/15	5/5/15	5/7/15	$0.0437
Long	5/1/15	5/5/15	5/7/15	$0.0567
Pre-Refunded	5/1/15	5/5/15	5/7/15	$0.0070
Short High-Yield	5/1/15	5/5/15	5/7/15	$0.0630
Short	5/1/15	5/5/15	5/7/15	$0.0160

CEF Municipal	6/1/15	6/3/15	6/5/15	$0.1190
High-Yield	6/1/15	6/3/15	6/5/15	$0.1248
Intermediate	6/1/15	6/3/15	6/5/15	$0.0464
Long	6/1/15	6/3/15	6/5/15	$0.0619
Pre-Refunded	6/1/15	6/3/15	6/5/15	$0.0200
Short High-Yield	6/1/15	6/3/15	6/5/15	$0.0650
Short	6/1/15	6/3/15	6/5/15	$0.0166
115

MARKET VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CEF Municipal Income ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Pre-Refunded Municipal Index ETF, Short High-Yield Municipal Index ETF and Short Municipal Index ETF (seven of the series constituting Market Vectors ETF Trust) (the “Funds”) as of April 30, 2015, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CEF Municipal Income ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Pre-Refunded Municipal Index ETF, Short High-Yield Municipal Index ETF and Short Municipal Index ETF (seven of the series constituting Market Vectors ETF Trust) at April 30, 2015, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 22, 2015

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MARKET VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2015 income tax purposes will be sent to them in early 2016. Please consult your tax advisor for proper treatment of this information.

Of the dividends and distributions paid by the Funds, the corresponding percentages represent the amount of such dividends which, for regular Federal income tax purposes, are tax exempt, from ordinary income and/or from long-term capital gains.

Fund	Tax Exempt	Ordinary Income	Long-Term Capital Gains
CEF Municipal	99.57%	0.43%	—
High-Yield	99.08%	0.92%	—
Intermediate	99.89%	0.11%	—
Long	99.95%	0.05%	—
Pre-Refunded	100.00%	—	—
Short High-Yield	99.60%	0.40%	—
Short	100.00%	—	—
117

MARKET VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2015 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees:

David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	55	Director, Forward Management LLC and Audit Committee Chairman, January 2008 to present; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to present; Secretary and Board Member of the CFA Society of Stamford, July 2009 to present.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	68	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Partner, PWC/Strategy & Financial Services Advisory, February 2015 to present; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to present; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	55	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to present.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	68	Director, Food and Friends, Inc., 2013 to present.

Interested Trustee:

Jan F. van Eck, 1963[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President and Owner of the Adviser, Van Eck Associates Corporation; Director and President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	55	Director, National Committee on US- China Relations.

1	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
118

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.
Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.
Simon Chen, 1971	Assistant Vice President	Since 2012	Greater China Director of the Adviser (Since January 2012); General Manager, SinoMarkets Ltd. (June 2007 to December 2011).
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 - July 2008).
Lars Hamich, 1968	Vice President	Since 2012	Managing Director and Chief Executive Officer of Van Eck Global (Europe) GmbH (since 2009); Chief Executive Officer of Market Vectors Index Solutions GmbH (“MVIS”) (since June 2011); Managing Director of STOXX Limited (until 2008).
Wu-Kwan Kit, 1981	Assistant Vice President and Assistant Secretary	Since 2011	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2011); Associate, Schulte Roth & Zabel (September 2007 - 2011); University of Pennsylvania Law School (August 2004 - May 2007).
Susan C. Lashley, 1955	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.
Laura I. Martínez, 1980	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 - June 2008); Officer of other investment companies advised by the Adviser.
Ferat Oeztuerk, 1983	Assistant Vice President	Since 2012	Sales Associate, Van Eck Global (Europe) GmbH (since November 2011); Account Manager, Vodafone Global Enterprise Limited (January 2011 to October 2011).
James Parker, 1969	Assistant Treasurer	Since June 2014	Manager (Portfolio Administration) of the Adviser (Since June 2010); Vice President of JPMorgan Chase & Co. (April 1999 to January 2010).
Jonathan R. Simon, 1974	Vice President, Secretary and Chief Legal Officer	Vice President (Since 2006) and Secretary and Chief Legal Officer (Since 2014)	Vice President (since 2006), General Counsel and Secretary (since 2014) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser.
Bruce J. Smith, 1955	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.
Janet Squitieri, 1961	Chief Compliance Officer	Since September 2013	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 - September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 - June 2010).

1	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
119

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.888.MKT.VCTR

MUNIAR

ANNUAL REPORT A P R I L 3 0, 2 0 1 5

MARKET VECTORS®
CORPORATE BOND ETFs

Fallen Angel High Yield Bond ETF	ANGL®
Investment Grade Floating Rate ETF	FLTR®
Treasury-Hedged High Yield Bond ETF	THHY®

MARKET VECTORS®
EQUITY INCOME ETFs

BDC Income ETF	BIZD®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

MARKET VECTORS®
INTERNATIONAL BOND ETFs

ChinaAMC China Bond ETF	CBON®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Emerging Markets Local Currency Bond ETF	EMLC®
International High Yield Bond ETF	IHY®

888.MKT.VCTR
marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of April 30, 2015, and are subject to change.

MARKET VECTORS INCOME ETFs

(unaudited)

Dear Shareholder:

In April 2012, we launched the Market Vectors Fallen Angel High Yield Bond ETF (ANGL) in our suite of Market Vectors ETFs. “Fallen angel” bonds are high-yield corporate bonds that were originally investment grade, but have been downgraded to non-investment grade issues.

First of its Kind

ANGL was the first U.S.-listed ETF of its kind. It seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch US Fallen Angel High Yield Index.1

Proven Index Track Record

High-yield bonds have become known as a distinct asset class warranting a strategic allocation in many fixed income portfolios. They are noted for a history of equity-like returns and less sensitivity to rising interest rates than investment grade bonds. Fallen angel bonds warrant further distinction for an embedded value proposition that is not common to all of high yield. Fallen angels make up about 13% of the broad U.S. high-yield bond market.2

An Embedded Value Proposition

For eight out of the last 11 calendar years, fallen angel high-yield bonds3 have outperformed the broad U.S. high-yield bond market,4 including original issue high-yield bonds. Year-to-date as of April 30, 2015, fallen angels have outperformed the broad high-yield bond market by 119 basis points: 4.96% vs. 3.77%.

Relative to original issue high-yield bonds, fallen angel bond outperformance can be attributed to a variety of historical trends; including valuation after forced selling by investment grade investors, franchise or brand value generally associated with the larger issuers, and a higher propensity to seek to and eventually regain investment grade status.

The chart below helps illustrate how forced selling by investment grade investors has historically impacted the average fallen angel bond. Rating actions tend to be anticipated by the market and significant price deterioration often has occurred prior to bonds entering the BofA Merrill Lynch US Fallen Angel High Yield Index, which rebalances on a monthly basis. Approximately one month after entering the index, on average, fallen angels tend to begin retracing some of their losses from being oversold by institutions forced to sell in order to maintain their investment grade mandates.

Embedded Value Proposition: Forced Selling Prior to Downgrade5

Source: FactSet. Data as of March 31, 2015.

Data is based on bond constituents of the BofA Merrill Lynch US Fallen Angel High Yield Index that were downgraded to high yield and entered the index in 2004 or later. It illustrates the average fallen angel bond cumulative return from six months before to six months after entering the BofA Merrill US Fallen Angel High Yield Index.

This chart is for illustrative purposes only. Index performance is not illustrative of fund performance. Fund performance current to the most recent month end is available by visiting marketvectorsetfs.com. Historical information is not indicative of future results. Current data may differ from data quoted. Past performance is no guarantee of future results. An investor cannot invest directly in an index.

1

MARKET VECTORS INCOME ETFs

(unaudited)

While currently yielding less than original issue high-yield bonds, mainly as a result of a relatively higher rated credit composition, a portfolio of fallen angels presents an interesting value proposition given the trends listed above.

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos and email subscriptions available on our website (http://www.vaneck.com). Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

Thank you for participating in the Market Vectors ETF Trust. You will find the performance comparison of each of the funds for the 12 months ended April 30, 2015 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

May 25, 2015

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Bonds and bond funds will decrease in value as interest rates rise.

[1]	BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars, issued in the U.S. market, and that were rated investment grade at the time of issuance.

[2]	Source: FactSet. Data as of March 31, 2015.

[3]	Fallen angel bond market is represented by the BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA).

[4]	Broad high-yield bond market is represented by the BofA Merrill Lynch US High Yield Index (H0A0), which tracks the performance of U.S. dollar-denominated below investment grade corporate debt publically issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating.

[5]	Source: FactSet. Data as of March 31, 2015. Van Eck methodology for the fallen angel bond sample set began with the H0FA index bond constituents that had more than six months performance and entered the index in 2004 or later. Fallen angel bond price levels were captured and cumulative returns were calculated, isolating 12 months of performance beginning six months prior to index entry through six months after entry.
2

Management Discussion (unaudited)

The suite of Market Vectors Income ETFs can most accurately be divided into three groups: equity income, international bonds, and corporate bonds. Over the 12 months ended April 30, 2015, the performances of individual funds were mostly positive, with only four funds posting negative returns. All three equity income ETFs posted positive total returns, two out of the three ETFs in the corporate bond group posted positive returns, and one out of the four ETFs in the international bond group posted positive total returns, as shown below.

May 1, 2014 through April 30, 2015
Market Vectors Income ETFs Total Return

Source: Van Eck Global. Note: Market Vectors ChinaAMC China Bond ETF is not included above as it was launched on November 10, 2014. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Bonds and bond funds will decrease in value as interest rates rise. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

BDCs

BDCs typically lend to, and invest in, small privately held companies. An improving economy and increased lending benefit the industry, as do active buy-out and IPO markets.1 In the first six months of the period under review, having been hit hard in September by Fed-induced market volatility, BDCs2 continued to fall through the middle of October, but recovered somewhat to end the month not far from where they began. After a further somewhat choppy six months, BDCs ended the 12-month period on April 30, 2015 posting a positive performance of 1.28% and yield of 8.26%.

Mortgage REITs

With the Federal Reserve Bank tapering its bond-buying program and eventually ending it completely at the end of October 2014, the first six months of the period under review was an unsettled time for mortgage REITS. The second six months were also uneven, but they ended the 12-month period on April 30, 2015, as interest rates declined, recording a positive performance of 6.23% and yield of 11.04%.3

3

MARKET VECTORS INCOME ETFs

(unaudited)

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than its common stock and senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index, the Fund’s underlying index, excludes traditional financial companies which have been more volatile than other sectors historically. Over the 12 month period, all economic sectors except one—materials—contributed positive returns with performance driven primarily by REITs. The Fund ended the 12 month period on April 30, 2015 posting a positive performance of 6.08% and a yield of 7.07%.4

INTERNATIONAL BOND

China Onshore Bonds

Once closed to foreign investors, China is home to the world’s largest bond market among the emerging economies. It has grown at a compound average annual rate of 23% over the past ten years.5 While the market has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include government, central and policy banks, state-owned enterprises, and listed/non-listed corporations.

The Fund traded for less than the full 12 month period under review. Its positive sector returns were in line with their respective weightings in the Fund. The credit sector contributed the most to returns, while the policy bank sector contributed the least. The contribution from government sector sat between the two.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currency. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East, and Asia.

In terms of local currency, bonds denominated in Thai Baht and Philippine Peso contributed most to the Fund’s total return, while the bonds denominated in Brazilian Real and Turkish Lira were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds primarily denominated in U.S. dollar, Euros, or local emerging market currencies. Emerging market bonds continue to evolve and gain further acceptance as an asset class.

Both sovereign and corporate bonds denominated in hard currency contributed positively to performance, with corporates performing better than sovereigns; local currency corporates and sovereigns both detracted from performance, with local currency sovereigns detracting the most from returns.

Emerging Markets High Yield Bonds

Overall, emerging markets corporate bonds continue to be a fast growing asset class. They offer investors exposure to corporations, quasi-sovereign, and agency issuers from emerging market countries.

While Chinese and Russian bonds were the greatest contributors to the Fund’s total return, Venezuelan bonds were by far the greatest detractors. On a sector level, financial bonds were the greatest contributors to total return and, among all the other sectors, only energy, industrial and government sector bonds detracted from performance, with energy detracting by far the most.

International High Yield Bonds

Non-U.S. high-yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in Euros, Sterling, and Canadian dollars. Developed markets account for approximately 63% of global ex-U.S. high-yield corporate bond market value, and emerging markets represent about 37%.

4

Technology was the single sector to contribute positively to overall Fund performance, with the industrial sector detracting most from performance. Only U.S. dollar-denominated bonds contributed positively to Fund total return. While both Sterling- and Canadian dollar-denominated bonds detracted from Fund performance, Euro-denominated bonds performed far worse than bonds in either of these two currencies.

CORPORATE BOND

Fallen Angel Bonds

“Fallen angels” are high-yield corporate bonds that were once investment grade, but have been downgraded to non-investment grade. They warrant distinction for an embedded value proposition that is not common to all of high yield: fallen angels tend to have a higher rate of ascension to investment grade than original issue high-yield bonds. The default rate in this segment has averaged 3.61% historically, below the 4.54% average for original issue U.S. high yield.6

Telecommunications and banking were the two best performing sectors during the period under review. While all sectors performed positively, the automotive and leisure sectors contributed least to the Fund’s total return.

El Paso Energy 7.75% 01/15/32 bond (sold by Fund at the end of November 2014), which was a rising star that ascended back to investment grade credit status in November 2014, and Embarq 7.995% 06/01/36 bond (1.7% of Fund net assets†) were the top two performing bonds, while Cliffs Natural Resources 4.875% 04/01/21 bond and Cliffs Natural Resources 6.25% 10/01/40 bond (both sold by Fund at the end of March 2015) were the bottom two performing bonds.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark. The combination of low average years to maturity, typically in the 1-5 year range, and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields.

The top two performing notes were AA- rated General Electric Capital Corp. FRN 05/05/26 (0.9% of Fund net assets†) and AA- rated General Electric Capital Corp. FRN 03/15/23 (1.0% of Fund net assets†). The bottom two performing notes were from Petrobras Global Finance BV: FRN 01/15/19 and FRN 03/17/17 (both sold by Fund at the end of March 2015).7

Treasury-Hedged High Yield Bonds

The Treasury-Hedged High Yield Bond ETF tracks an index that combines the more liquid portion of the high-yield universe with short positions in 5-year U.S. Treasury notes. The Fund uses futures on such notes to help hedge against the risk of rising interest rates. Together, the long high-yield bond and short comparable U.S. Treasury portfolios offer a combination of income generation and protection against rising interest rates.

The main drivers of returns in this strategy are interest rates and credit spreads. Rising interest rates and narrowing credit spreads positively contribute to performance, while declining interest rates and widening credit spreads detract from the Fund’s returns. Credit spreads over Treasuries widened 86 basis points and the 5-year U.S. Treasury declined 24 basis points over the course of the year, negatively contributing to the Fund.

The top performing bonds were Ally Financial Inc. 8.00% 11/01/31 bond (2.4% of Fund net assets†) and HCA, Inc. 6.5% 02/15/20 (3.2% of Fund net assets†). The bottom performing bonds were Caesars Entertainment Operating Co., Inc. 11.25% 06/01/17 (0.4% of Fund net assets†) and Sandridge Energy, Inc. 8.125% 10/15/22 (0.2% of Fund net assets†).

†	All Fund assets referenced are Total Net Assets as of April 30, 2015, unless otherwise stated.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Investopedia: Little Known Stocks And ETFs To Buy As Interest Rates Rise, http://www.investopedia.com/stock analysis/040314/little-knownstocks-and-etfs-buy-interest-rates-rise-bizd-acas-htgc-hrzn.aspx

[2]	Market Vectors® BDC Income ETF tracks the Market Vectors® US Business Development Companies Index (MVBIZDTG), which includes
5

MARKET VECTORS INCOME ETFs

(unaudited)

companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of April 30, 2015, the 30-day SEC yield for Market Vectors BDC Income ETF was 8.26%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors BDC Income ETF would have been 8.11% on April 30, 2015.

[3]	Market Vectors® Mortgage REIT Income ETF (MORT) tracks the Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of April 30, 2015, the 30-day SEC yield for Market Vectors Mortgage REIT Income ETF was 11.04%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors Mortgage REIT Income ETF would have been 11.04% on April 30, 2015.

[4]	Market Vectors® Preferred Securities ex Financials ETF (PFXF) tracks the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of April 30, 2015, the 30-day SEC yield for Market Vectors Preferred Securities ex Financials ETF was 7.07%. 30 Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors Preferred Securities ex Financials ETF would have been 7.02% on April 30, 2015.

[5]	Source: Bank for International Settlements compound annual growth rate for 10-year period ending September, 2014.

[6]	Altman, Edward I. and Brenda J. Kuehne. “Defaults and Returns in the High-Yield Bond and Distressed Debt Market: The Year 2014 in Review and Outlook”. January 2015. NYU Salomon Center.

[7]	Bloomberg Composite Rating: An evenly weighted blend of a security’s Moody’s, S&P, Fitch, and DBRS ratings. This composite is not intended to be a credit opinion.
6

MARKET VECTORS BDC INCOME ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	MVBIZDTG[2]
One Year	1.09%	1.28%	1.53%
Life* (annualized)	3.62%	3.62%	3.95%
Life* (cumulative)	8.18%	8.19%	8.95%
* since 2/11/2013

Commencement date for the Market Vectors BDC Income ETF was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.58% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

7

MARKET VECTORS BDC INCOME ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Market Vectors® US Business Development Companies Index (MVBIZDTG) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors BDC Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Business Development Companies Index (MVBIZDTG) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

BDC Income ETF (BIZD)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BIZD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 12, 2013* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	2	0.4%
Greater than or Equal to 1.0% And Less Than 1.5%	4	0.7%
Greater than or Equal to 0.5% And Less Than 1.0%	17	3.0%
Greater than or Equal to 0.0% And Less Than 0.5%	396	71.0%
Greater than or Equal to -0.5% And Less Than 0.0%	132	23.6%
Greater than or Equal to -1.0% And Less Than -0.5%	6	1.1%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.2%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	558	100.0%

* First day of secondary market trading.

8

MARKET VECTORS CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	CDHATRID[2]
Life* (cumulative)	0.55%	0.71%	0.46%
* since 11/10/2014

Commencement date for the Market Vectors ChinaAMC China Bond ETF was 11/10/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/14) to the first day of secondary market trading in shares of the Fund (11/11/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.22% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

ChinaBond China High Quality Bond Index (the “Index”) is the exclusive property of China Central Depository & Clearing Co., Ltd. (the “Index Provider”). All copyright in the Index values and constituent list vests in the Index Provider. The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

9

MARKET VECTORS CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	ChinaBond China High Quality Bond Index (CDHATRID) is comprised of fixed-rate, Renminbi (“RMB”)-denominated bonds issued in the People’s Republic of China (“China” or “PRC”) by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

ChinaAMC China Bond ETF (CBON)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for CBON is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	November 11, 2014* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	2	1.7%
Greater than or Equal to 1.5% And Less Than 2.0%	3	2.6%
Greater than or Equal to 1.0% And Less Than 1.5%	15	12.8%
Greater than or Equal to 0.5% And Less Than 1.0%	18	15.4%
Greater than or Equal to 0.0% And Less Than 0.5%	9	7.7%
Greater than or Equal to -0.5% And Less Than 0.0%	11	9.4%
Greater than or Equal to -1.0% And Less Than -0.5%	22	18.8%
Greater than or Equal to -1.5% And Less Than -1.0%	22	18.8%
Greater than or Equal to -2.0% And Less Than -1.5%	11	9.4%
Greater than or Equal to -2.5% And Less Than -2.0%	4	3.4%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	117	100.0%

* First day of secondary market trading.

10

MARKET VECTORS EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	MVEMAG[2]
One Year	(2.32)%	(2.52)%	(1.86)%
Life* (annualized)	1.77%	1.83%	3.38%
Life* (cumulative)	7.21%	7.48%	14.10%
* since 5/11/2011

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to Market Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

Commencement date for the Market Vectors Emerging Markets Aggregate Bond ETF was 5/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.01% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

11

MARKET VECTORS EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® EM Aggregate Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors® Emerging Markets Aggregate Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® EM Aggregate Bond Index (MVEMAG) is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros, or local emerging market currencies and includes both investment grade and below investment grade rated securities.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Emerging Markets Aggregate Bond ETF (EMAG)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EMAG is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 12, 2011* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	10	1.0%
Greater than or Equal to 2.5% And Less Than 3.0%	7	0.7%
Greater than or Equal to 2.0% And Less Than 2.5%	13	1.3%
Greater than or Equal to 1.5% And Less Than 2.0%	23	2.3%
Greater than or Equal to 1.0% And Less Than 1.5%	51	5.2%
Greater than or Equal to 0.5% And Less Than 1.0%	95	9.7%
Greater than or Equal to 0.0% And Less Than 0.5%	159	16.1%
Greater than or Equal to -0.5% And Less Than 0.0%	228	23.1%
Greater than or Equal to -1.0% And Less Than -0.5%	239	24.2%
Greater than or Equal to -1.5% And Less Than -1.0%	89	9.0%
Greater than or Equal to -2.0% And Less Than -1.5%	36	3.7%
Greater than or Equal to -2.5% And Less Than -2.0%	26	2.6%
Greater than or Equal to -3.0% And Less Than -2.5%	4	0.4%
Greater than or Equal to -3.5% And Less Than -3.0%	5	0.5%
Greater than or Equal to -4.0% And Less Than -3.5%	1	0.1%
Greater than or Equal to -4.5% And Less Than -4.0%	1	0.1%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	987	100.0%

* First day of secondary market trading.

12

MARKET VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	EMHY[2]
One Year	0.46%	1.94%	2.71%
Life* (annualized)	5.14%	5.48%	6.16%
Life* (cumulative)	16.10%	17.23%	19.49%
* since 5/8/2012

Commencement date for the Market Vectors Emerging Markets High Yield Bond ETF was 5/8/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.47% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

13

MARKET VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Emerging Markets High Yield Bond ETF (HYEM)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HYEM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 9, 2012* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	1	0.1%
Greater than or Equal to 3.5% And Less Than 4.0%	3	0.4%
Greater than or Equal to 3.0% And Less Than 3.5%	7	0.9%
Greater than or Equal to 2.5% And Less Than 3.0%	17	2.3%
Greater than or Equal to 2.0% And Less Than 2.5%	23	3.1%
Greater than or Equal to 1.5% And Less Than 2.0%	17	2.3%
Greater than or Equal to 1.0% And Less Than 1.5%	34	4.6%
Greater than or Equal to 0.5% And Less Than 1.0%	128	17.1%
Greater than or Equal to 0.0% And Less Than 0.5%	188	25.1%
Greater than or Equal to -0.5% And Less Than 0.0%	190	25.4%
Greater than or Equal to -1.0% And Less Than -0.5%	107	14.3%
Greater than or Equal to -1.5% And Less Than -1.0%	20	2.7%
Greater than or Equal to -2.0% And Less Than -1.5%	8	1.1%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.1%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.3%
Greater than or Equal to -3.5% And Less Than -3.0%	1	0.1%
Greater than or Equal to -4.0% And Less Than -3.5%	1	0.1%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	748	100.0%

* First day of secondary market trading.

14

MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	GBIEMCOR[2]
One Year	(8.73)%	(8.85)%	(8.43)%
Life* (annualized)	0.62%	0.63%	1.42%
Life* (cumulative)	2.97%	3.04%	6.99%
* since 7/22/2010

Commencement date for the Market Vectors Emerging Markets Local Currency Bond ETF was 7/22/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.49% / Net Expense Ratio 0.47%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Emerging Markets Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co.© 2015. JPMorgan Chase & Co. All rights reserved.

15

MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Emerging Markets Local Currency Bond ETF (EMLC)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EMLC is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 23, 2010* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	1	0.1%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	7	0.6%
Greater than or Equal to 1.0% And Less Than 1.5%	53	4.4%
Greater than or Equal to 0.5% And Less Than 1.0%	336	28.0%
Greater than or Equal to 0.0% And Less Than 0.5%	445	37.0%
Greater than or Equal to -0.5% And Less Than 0.0%	244	20.3%
Greater than or Equal to -1.0% And Less Than -0.5%	88	7.3%
Greater than or Equal to -1.5% And Less Than -1.0%	16	1.3%
Greater than or Equal to -2.0% And Less Than -1.5%	7	0.6%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.1%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.1%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	1201	100.0%

* First day of secondary market trading.

16

MARKET VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	H0FA2
One Year	6.78%	5.98%	6.81%
Life* (annualized)	10.04%	9.90%	11.65%
Life* (cumulative)	33.95%	33.44%	40.01%
* since 4/10/2012

Commencement date for the Market Vectors Fallen Angel High Yield Bond ETF was 4/10/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.90% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

17

MARKET VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Fallen Angel High Yield Bond ETF (ANGL)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ANGL is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 11, 2012* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	3	0.4%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	2	0.3%
Greater than or Equal to 2.0% And Less Than 2.5%	10	1.3%
Greater than or Equal to 1.5% And Less Than 2.0%	14	1.8%
Greater than or Equal to 1.0% And Less Than 1.5%	31	4.1%
Greater than or Equal to 0.5% And Less Than 1.0%	126	16.4%
Greater than or Equal to 0.0% And Less Than 0.5%	299	38.9%
Greater than or Equal to -0.5% And Less Than 0.0%	185	24.1%
Greater than or Equal to -1.0% And Less Than -0.5%	57	7.4%
Greater than or Equal to -1.5% And Less Than -1.0%	18	2.3%
Greater than or Equal to -2.0% And Less Than -1.5%	12	1.6%
Greater than or Equal to -2.5% And Less Than -2.0%	8	1.0%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.3%
Greater than or Equal to -3.5% And Less Than -3.0%	1	0.1%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	768	100.0%

* First day of secondary market trading.

18

MARKET VECTORS INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	HXUS[2]
One Year	(4.77)%	(4.94)%	(4.99)%
Life* (annualized)	5.96%	5.82%	6.56%
Life* (cumulative)	19.51%	19.01%	21.58%
* since 4/2/2012

Commencement date for the Market Vectors International High Yield Bond ETF was 4/2/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.54%/ Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

19

MARKET VECTORS INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by non-U.S. corporations denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

International High Yield Bond ETF (IHY)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for IHY is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 3, 2012* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	1	0.1%
Greater than or Equal to 3.0% And Less Than 3.5%	7	0.9%
Greater than or Equal to 2.5% And Less Than 3.0%	2	0.3%
Greater than or Equal to 2.0% And Less Than 2.5%	5	0.6%
Greater than or Equal to 1.5% And Less Than 2.0%	13	1.7%
Greater than or Equal to 1.0% And Less Than 1.5%	31	4.0%
Greater than or Equal to 0.5% And Less Than 1.0%	141	18.2%
Greater than or Equal to 0.0% And Less Than 0.5%	321	41.5%
Greater than or Equal to -0.5% And Less Than 0.0%	151	19.5%
Greater than or Equal to -1.0% And Less Than -0.5%	71	9.2%
Greater than or Equal to -1.5% And Less Than -1.0%	7	0.9%
Greater than or Equal to -2.0% And Less Than -1.5%	13	1.7%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.3%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.3%
Greater than or Equal to -3.5% And Less Than -3.0%	1	0.1%
Greater than or Equal to -4.0% And Less Than -3.5%	2	0.3%
Greater than or Equal to -4.5% And Less Than -4.0%	2	0.3%
Greater than or Equal to -5.0% And Less Than -4.5%	1	0.1%
Less Than -5.0%	0	0.0%
	773	100.0%

* First day of secondary market trading.

20

MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	MVFLTR[2]
One Year	0.14%	0.35%	0.68%
Life* (annualized)	0.84%	0.89%	1.37%
Life* (cumulative)	3.43%	3.63%	5.61%
* since 4/25/2011

Commencement date for the Market Vectors Investment Grade Floating Rate ETF was 4/25/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.48% / Net Expense Ratio 0.17%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

21

MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Market Vectors® Investment Grade Floating Rate ETF is not sponsored, issued or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or any of their affiliates. The Market Vectors® US Investment Grade Floating Rate Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Wells Fargo to create and maintain and with Interactive Data Pricing and Reference Data, LLC to calculate the Index. Neither Wells Fargo nor Interactive Data Pricing and Reference Data, LLC guarantees the accuracy and/or completeness of the Index or of any data supplied by it or its agents or makes any warranty as to the results to be obtained from investing in the Fund or tracking the Index. The Index is calculated by Interactive Data Pricing and Reference, LLC, which is not an adviser for or fiduciary to the Fund, and, like Wells Fargo, is not responsible for any direct, indirect or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. The Market Vectors Investment Grade Floating Rate ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

[2]	Market Vectors® US Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Investment Grade Floating Rate ETF (FLTR)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for FLTR is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 26, 2011* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	8	0.8%
Greater than or Equal to 0.5% And Less Than 1.0%	52	5.1%
Greater than or Equal to 0.0% And Less Than 0.5%	472	46.7%
Greater than or Equal to -0.5% And Less Than 0.0%	245	24.3%
Greater than or Equal to -1.0% And Less Than -0.5%	59	5.8%
Greater than or Equal to -1.5% And Less Than -1.0%	83	8.2%
Greater than or Equal to -2.0% And Less Than -1.5%	52	5.2%
Greater than or Equal to -2.5% And Less Than -2.0%	32	3.2%
Greater than or Equal to -3.0% And Less Than -2.5%	6	0.6%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	1	0.1%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	1010	100.0%

* First day of secondary market trading.

22

MARKET VECTORS MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	MVMORTTR[2]
One Year	6.19%	6.23%	3.35%
Life* (annualized)	10.37%	10.39%	7.00%
Life* (cumulative)	44.14%	44.25%	28.52%
* since 8/16/2011

Commencement date for the Market Vectors Mortgage REIT Income ETF was 8/16/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.51% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

23

MARKET VECTORS MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Market Vectors® Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Mortgage REIT Income ETF (MORT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MORT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	August 17, 2011* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	1	0.1%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	2	0.2%
Greater than or Equal to 0.5% And Less Than 1.0%	12	1.3%
Greater than or Equal to 0.0% And Less Than 0.5%	593	63.7%
Greater than or Equal to -0.5% And Less Than 0.0%	303	32.6%
Greater than or Equal to -1.0% And Less Than -0.5%	11	1.2%
Greater than or Equal to -1.5% And Less Than -1.0%	2	0.2%
Greater than or Equal to -2.0% And Less Than -1.5%	2	0.2%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.1%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	931	100.0%

* First day of secondary market trading.

24

MARKET VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	WHPSL[2]
One Year	6.12%	6.08%	6.14%
Life* (annualized)	7.30%	7.21%	7.28%
Life* (cumulative)	21.71%	21.42%	21.65%
* since 7/16/2012

Commencement date for the Market Vectors Preferred Securities ex Financials ETF was 7/16/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.47% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

25

MARKET VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

The Fund is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Preferred Securities ex Financials ETF (PFXF)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PFXF is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 17, 2012* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	0	0.0%
Greater than or Equal to 4.5% And Less Than 5.0%	0	0.0%
Greater than or Equal to 4.0% And Less Than 4.5%	0	0.0%
Greater than or Equal to 3.5% And Less Than 4.0%	0	0.0%
Greater than or Equal to 3.0% And Less Than 3.5%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	1	0.1%
Greater than or Equal to 0.5% And Less Than 1.0%	20	2.9%
Greater than or Equal to 0.0% And Less Than 0.5%	460	65.6%
Greater than or Equal to -0.5% And Less Than 0.0%	210	30.0%
Greater than or Equal to -1.0% And Less Than -0.5%	9	1.3%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.1%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Greater than or Equal to -3.5% And Less Than -3.0%	0	0.0%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	701	100.0%

* First day of secondary market trading.

26

MARKET VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Total Return	Share Price[1]	NAV	MVTHHY[2]
One Year	(1.04)%	(0.56)%	(0.55)%
Life* (annualized)	2.95%	2.98%	3.52%
Life* (cumulative)	6.33%	6.38%	7.56%
* since 3/21/2013

Commencement date for the Market Vectors Treasury-Hedged High Yield Bond ETF was 3/21/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/21/13) to the first day of secondary market trading in shares of the Fund (3/22/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.44% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

27

MARKET VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2015 (unaudited)

Market Vectors® US Treasury-Hedged High Yield Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (the “Index Provider”), which has contracted with Interactive Data Pricing and Reference Data, LLC. (the “Calculation Agent “) to calculate the Index. The Calculation Agent is not an adviser for or a fiduciary to any account, fund or ETF managed by Van Eck Associates Corporation. The Calculation Agent is not responsible for any direct, indirect, or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. Market Vectors® Treasury-Hedged High Yield Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the Index Provider, which makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Treasury-Hedged High Yield Bond ETF (THHY)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for THHY is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	March 22, 2013* through April 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 5.0%	5	0.9%
Greater than or Equal to 4.5% And Less Than 5.0%	2	0.4%
Greater than or Equal to 4.0% And Less Than 4.5%	2	0.4%
Greater than or Equal to 3.5% And Less Than 4.0%	3	0.6%
Greater than or Equal to 3.0% And Less Than 3.5%	2	0.4%
Greater than or Equal to 2.5% And Less Than 3.0%	4	0.8%
Greater than or Equal to 2.0% And Less Than 2.5%	13	2.4%
Greater than or Equal to 1.5% And Less Than 2.0%	17	3.2%
Greater than or Equal to 1.0% And Less Than 1.5%	23	4.3%
Greater than or Equal to 0.5% And Less Than 1.0%	71	13.4%
Greater than or Equal to 0.0% And Less Than 0.5%	128	24.1%
Greater than or Equal to -0.5% And Less Than 0.0%	117	22.0%
Greater than or Equal to -1.0% And Less Than -0.5%	65	12.2%
Greater than or Equal to -1.5% And Less Than -1.0%	34	6.4%
Greater than or Equal to -2.0% And Less Than -1.5%	20	3.8%
Greater than or Equal to -2.5% And Less Than -2.0%	16	3.0%
Greater than or Equal to -3.0% And Less Than -2.5%	5	0.9%
Greater than or Equal to -3.5% And Less Than -3.0%	3	0.6%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	1	0.2%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%
	531	100.0%

* First day of secondary market trading.

28

MARKET VECTORS INCOME ETFs TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

29

MARKET VECTORS INCOME ETFs TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	November 1, 2014-
	November 1, 2014	April 30, 2015	During Period	April 30, 2015
BDC Income ETF
Actual	$1,000.00	$998.70	0.41%	$2.03
Hypothetical**	$1,000.00	$1,022.76	0.41%	$2.06
ChinaAMC China Bond ETF***
Actual	$1,000.00	$1,007.10	0.50%	$2.35
Hypothetical**	$1,000.00	$1,021.08	0.50%	$2.37
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$970.60	0.49%	$2.39
Hypothetical**	$1,000.00	$1,022.36	0.49%	$2.46
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$998.20	0.40%	$1.98
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Local Currency Bond ETF
Actual	$1,000.00	$922.00	0.47%	$2.24
Hypothetical**	$1,000.00	$1,022.46	0.47%	$2.36
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,033.70	0.40%	$2.02
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
International High Yield Bond ETF
Actual	$1,000.00	$977.40	0.40%	$1.96
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,000.00	0.14%	$0.69
Hypothetical**	$1,000.00	$1,024.10	0.14%	$0.70
Mortgage REIT Income ETF
Actual	$1,000.00	$1,017.50	0.41%	$2.05
Hypothetical**	$1,000.00	$1,022.76	0.41%	$2.06
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,036.40	0.40%	$2.02
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Treasury-Hedged High Yield Bond ETF
Actual	$1,000.00	$996.60	0.50%	$2.48
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2015) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from November 10, 2014 (commencement of operations) to April 30, 2015) multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.
30

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Number
of Shares		Value

COMMON STOCKS: 100.2%
Investment Companies: 97.4%
511,451	American Capital Ltd. *	$7,717,796
474,706	Apollo Investment Corp. †	3,797,648
641,277	Ares Capital Corp.	10,914,535
277,370	BlackRock Kelso Capital Corp.	2,535,162
468,717	Fifth Street Finance Corp.	3,341,952
492,227	FS Investment Corp. †	5,153,617
73,325	Gladstone Capital Corp. †	643,793
94,013	Gladstone Investment Corp.	711,678
161,204	Golub Capital BDC, Inc.	2,830,742
102,136	Harris & Harris Group, Inc. *	316,622
259,366	Hercules Technology Growth Capital, Inc. †	3,605,187
34,560	Horizon Technology Finance Corp.	488,333
136,524	KCAP Financial, Inc. †	816,414
120,073	Main Street Capital Corp.	3,761,887
129,946	MCG Capital Corp.	576,960
80,974	Medallion Financial Corp. †	854,276
74,212	MVC Capital, Inc.	719,856
191,737	New Mountain Finance Corp. †	2,864,551
76,578	OHA Investment Corp.	431,134
278,934	PennantPark Investment Corp.	2,627,558
731,706	Prospect Capital Corp. †	6,109,745
118,302	Solar Capital Ltd.	2,337,647
35,263	Solar Senior Capital Ltd.	571,261
170,081	TCP Capital Corp.	2,709,390
119,643	THL Credit, Inc.	1,470,412
222,825	TICC Capital Corp.	1,495,156
123,285	Triangle Capital Corp. †	2,962,539
		72,365,851
Investment Management / Advisory Services: 2.8%
218,164	Medley Capital Corp. †	2,057,287
Total Common Stocks (Cost: $78,010,788)		74,423,138
MONEY MARKET FUND: 0.0% (Cost: $30,646)
30,646	Dreyfus Government Cash Management Fund	30,646
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $78,041,434)		74,453,784
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.8%
Repurchase Agreements: 11.8%
$437,079	Repurchase agreement dated 4/30/15 with BNP Paribas Securities Corp., 0.12%, due 5/1/15, proceeds $437,080; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/1/16 to 4/20/45, valued at $445,821 including accrued interest)	$437,079
2,076,228	Repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc., 0.13%, due 5/1/15, proceeds $2,076,235; (collateralized by various U.S. government and agency obligations, 1.61% to 8.00%, due 6/1/17 to 6/15/52, valued at $2,117,752 including accrued interest)	2,076,228
2,076,228	Repurchase agreement dated 4/30/15 with JP Morgan Securities LLC, 0.13%, due 5/1/15, proceeds $2,076,235; (collateralized by various U.S. government and agency obligations, 1.78% to 6.13%, due 3/1/19 to 2/1/45, valued at $2,117,776 including accrued interest)	2,076,228
2,076,228	Repurchase agreement dated 4/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $2,076,235; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $2,117,753 including accrued interest)	2,076,228
2,076,228	Repurchase agreement dated 4/30/15 with Mizuho Securities USA, Inc., 0.13%, due 5/1/15, proceeds $2,076,235; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/1/19 to 5/1/45, valued at $2,117,753 including accrued interest)	2,076,228
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,741,991)		8,741,991
Total Investments: 112.0% (Cost: $86,783,425)		83,195,775
Liabilities in excess of other assets: (12.0)%		(8,936,707)
NET ASSETS: 100.0%		$74,259,068

See Notes to Financial Statements

31

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,435,167.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$74,423,138
Money Market Fund	0.0	30,646
	100.0%	$74,453,784

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$74,423,138	$—	$—	$74,423,138
Money Market Fund	30,646	—	—	30,646
Repurchase Agreements	—	8,741,991	—	8,741,991
Total	$74,453,784	$8,741,991	$—	$83,195,775

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

32

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount			Value

CORPORATE BONDS: 67.3%
Basic Materials: 2.9%

CNY	3,500,000	Hebei Iron & Steel Co. Ltd. 5.16%, 03/27/18	$572,471
Consumer, Cyclical: 3.2%
	3,838,000	Chongqing Changan Automobile Co. Ltd. 5.30%, 04/23/17	629,837
Consumer, Non-cyclical: 1.7%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	183,428
	1,000,000	Rizhao Port Co. Ltd. 6.15%, 03/03/17	165,750
			349,178
Diversified: 6.7%
	4,887,000	Legend Holdings Corp. 5.80%, 10/31/16 (p)	811,002
	3,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/16 (p)	532,500
			1,343,502
Energy: 9.2%
	4,000,000	China Longyuan Power Group Corp. Ltd. 4.80%, 02/09/17	649,401
	2,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	440,947
	500,000	China Three Gorges Corp. 4.15%, 05/11/26	76,684
	4,000,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	666,723
			1,833,755
Financial: 26.6%
	24,570,000	China Development Bank Corp. 5.84%, 01/03/19	4,301,770
	2,000,000	Chongqing Land Properties Co. Group 7.35%, 04/25/19	343,204
	4,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	661,437
			5,306,411

Principal
Amount			Value

Industrial: 10.1%
CNY	587,000	China Railway Corp. 4.63%, 08/25/21	$94,773
	2,000,000	CSR Corp. Ltd. 4.70%, 04/22/18	325,604
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	89,103
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	496,588
	2,000,000	5.70%, 04/23/19	336,167
	3,181,000	Wuhan Metro Group Co. Ltd. 8.50%, 10/29/18	575,698
	567,500	XCMG Construction Machinery Co. Ltd. 4.89%, 10/26/15 (p)	92,401
			2,010,334
Utilities: 6.9%
		China Yangtze Power Co. Ltd.
	507,000	4.76%, 09/20/22	82,758
	3,884,000	5.35%, 09/24/17	640,635
	2,000,000	Datang International Power Generation Co. Ltd. 5.00%, 11/03/24	329,341
	2,000,000	GD Power Development Co. Ltd. 4.35%, 06/15/17	322,921
			1,375,655
Total Corporate Bonds (Cost: $13,396,241)			13,421,143
GOVERNMENT OBLIGATIONS: 24.3%
		China Government Bonds
	13,639,000	3.40%, 04/17/23	2,220,221
	542,000	4.11%, 05/15/25	92,998
	14,841,000	4.26%, 07/31/21	2,546,190
Total Government Obligations (Cost: $4,767,710)			4,859,409
Total Investments: 91.6% (Cost: $18,163,951)			18,280,552
Other assets less liabilities: 8.4%			1,674,253
NET ASSETS: 100.0%			$19,954,805

CNY	Chinese Yuan
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Basic Materials	3.1%	$572,471
Consumer, Cyclical	3.5	629,837
Consumer, Non-cyclical	1.9	349,178
Diversified	7.4	1,343,502
Energy	10.0	1,833,755
Financial	29.0	5,306,411
Government	26.6	4,859,409
Industrial	11.0	2,010,334
Utilities	7.5	1,375,655
	100.0%	$18,280,552

See Notes to Financial Statements

33

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$13,421,143	$—	$13,421,143
Government Obligations*	—	4,859,409	—	4,859,409
Total	$—	$18,280,552	$—	$18,280,552

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

34

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount			Value

CORPORATE BONDS: 38.1%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$31,763
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	63,661
Bermuda: 1.1%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	94,937
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	100,250
			195,187
Brazil: 2.1%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	151,830
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	111,384
EUR	100,000	Vale SA 4.38%, 03/24/18	121,687
			384,901
British Virgin Islands: 2.7%
USD	257,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	267,764
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	104,352
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	107,857
			479,973
Cayman Islands: 4.8%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	99,751
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	104,446
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	102,750
	192,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	230,607
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	102,375
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	102,750
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	112,749
			855,428
Chile: 1.4%
	100,000	Banco Santander Chile 3.88%, 09/20/22 144A	104,178
	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	142,613
			246,791
China / Hong Kong: 1.3%
	100,000	Bank of East Asia Ltd. 8.50%, 11/05/19 (c) Reg S	117,637
	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	116,822
			234,459
Principal Amount			Value

Colombia: 1.4%
USD	102,000	Bancolombia SA 5.13%, 09/11/22	$104,601
	90,000	Ecopetrol SA 5.88%, 09/18/23	97,987
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	49,265
			251,853
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	39,754
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	66,979
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,771
Indonesia: 0.4%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 † 144A	69,825
Ireland: 0.3%
EUR	50,000	Vnesheconombank Via VEB Finance Plc 3.04%, 02/21/18 Reg S	51,966
Kazakhstan: 0.6%
USD	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	109,400
Luxembourg: 3.4%
	100,000	EVRAZ Group SA 9.50%, 04/24/18 Reg S	103,250
	200,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	202,094
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	100,000
	100,000	VTB Bank 6.25%, 06/30/15 (p) Reg S	100,480
	100,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	101,400
			607,224
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	131,234
Mexico: 3.2%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	128,915
USD	25,000	5.00%, 03/30/20	28,275
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	113,875
	64,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	71,520
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	165,375
EUR	50,000	5.50%, 02/24/25 Reg S	70,298
			578,258
Netherlands: 3.6%
USD	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	108,803
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	105,410

See Notes to Financial Statements

35

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: (continued)
USD	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	$150,902
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	126,719
	77,000	6.75%, 01/27/41	71,413
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	92,000
			655,247
Peru: 0.7%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	120,420
Philippines: 0.7%
	100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/24 Reg S	135,250
Qatar: 0.6%
	100,000	Qatari Diar Finance QSC 5.00%, 07/21/20 Reg S	113,484
South Africa: 0.6%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	100,100
Thailand: 0.8%
	128,000	Bangkok Bank 4.80%, 10/18/20 Reg S	141,598
Turkey: 0.6%
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	104,040
United Arab Emirates: 2.6%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	116,827
	100,000	Dolphin Energy Ltd. 5.50%, 12/15/21 144A	115,310
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	112,976
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	122,950
			468,063
United Kingdom: 1.1%
	55,000	AngloGold Ashanti Holdings Plc 8.50%, 07/30/16 (c)	60,706
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 Reg S	133,440
			194,146
United States: 1.2%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) 144A	102,810
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	110,409
			213,219
Venezuela: 0.8%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	54,725
	102,000	8.50%, 11/02/17 Reg S	79,152
	30,000	9.00%, 11/17/21 Reg S	14,772
			148,649
Total Corporate Bonds (Cost: $6,780,030)			6,824,643
Principal Amount			Value

GOVERNMENT OBLIGATIONS: 59.3%
Argentina: 0.2%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	$44,038
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	71,680
Brazil: 5.3%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	30,730
		Brazilian Government International Bonds
	128,000	4.88%, 01/22/21	137,408
	63,000	6.00%, 01/17/17	67,946
		Letra do Tesouro Nacional
BRL	90,000	11.23%, 07/01/15 ^	29,397
	800,000	11.72%, 01/01/16 ^	244,703
		Notas do Tesouro Nacional, Series F
	396,000	10.00%, 01/01/17	126,060
	102,000	10.00%, 01/01/19	31,306
	245,000	10.00%, 01/01/21	73,335
	425,000	10.00%, 01/01/23	124,285
	300,000	10.00%, 01/01/25	85,658
			950,828
Cayman Islands: 0.6%
EUR	100,000	IPIC GMTN Ltd. 4.88%, 05/14/16 Reg S	117,177
Chile: 0.1%
CLP	9,000,000	Chilean Government International Bonds 5.50%, 08/05/20	15,799
China / Hong Kong: 1.2%
USD	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	142,856
CNY	500,000	Chinese Government Bonds 2.87%, 06/27/16 Reg S	80,146
			223,002
Colombia: 3.1%
		Colombian Government International Bonds
USD	128,000	7.38%, 03/18/19	151,872
COP	607,000,000	7.75%, 04/14/21	286,217
	261,000,000	12.00%, 10/22/15	112,418
			550,507
Croatia: 0.6%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	111,928
Czech Republic: 1.0%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	48,661
CZK	2,150,000	5.70%, 05/25/24	129,968
			178,629
Dominican Republic: 0.1%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	23,956

See Notes to Financial Statements

36

Principal Amount			Value

El Salvador: 0.4%
USD	64,000	El Salvador Government International Bonds 7.65%, 06/15/35 Reg S	$67,680
Hungary: 1.8%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	91,476
USD	100,000	6.38%, 03/29/21	116,938
HUF	26,920,000	7.50%, 11/12/20	122,153
			330,567
India: 0.6%
USD	100,000	State Bank of India 4.50%, 07/27/15 Reg S	100,765
Indonesia: 3.8%
	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	218,400
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	139,733
	1,479,000,000	10.50%, 08/15/30	139,142
	2,182,000,000	11.00%, 11/15/20	194,171
			691,446
Israel: 2.3%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	178,371
	385,000	5.00%, 01/31/20	119,663
	385,000	5.50%, 02/28/17	109,623
			407,657
Lebanon: 0.9%
USD	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	159,718
Lithuania: 0.3%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	60,950
Malaysia: 3.4%
		Malaysian Government Bonds
MYR	680,000	3.20%, 10/15/15	191,089
	670,000	3.89%, 03/15/27	185,531
	751,000	5.73%, 07/30/19	228,393
			605,013
Mexico: 5.6%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	81,023
	123,000	5.63%, 01/15/17	132,348
	102,000	6.05%, 01/11/40	124,057
MXN	400,000	7.25%, 12/15/16	27,467
	1,460,100	7.50%, 06/03/27	105,939
	5,294,900	8.00%, 06/11/20	387,043
	1,700,000	10.00%, 12/05/24	143,609
			1,001,486
Morocco: 0.6%
USD	100,000	Moroccan Government International Bonds 4.25%, 12/11/22 144A	103,025
Principal Amount			Value

Nigeria: 0.7%
NGN	23,470,000	Nigerian Government Bonds 16.39%, 01/27/22	$130,323
Panama: 0.5%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	90,393
Peru: 1.0%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	28,461
USD	62,000	7.35%, 07/21/25	84,165
PEN	200,000	7.84%, 08/12/20	72,854
			185,480
Philippines: 1.0%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	173,595
Poland: 4.4%
		Poland Government International Bonds
PLN	830,000	2.50%, 07/25/18	233,531
	625,000	4.00%, 10/25/23	192,067
	640,000	5.75%, 04/25/29	237,905
USD	100,000	6.38%, 07/15/19	117,650
			781,153
Qatar: 0.6%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	113,750
Romania: 1.1%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	65,362
RON	450,000	5.90%, 07/26/17	124,873
			190,235
Russia: 3.3%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	63,720
	9,750,000	7.50%, 02/27/19	170,565
USD	31,250	7.50%, 03/31/30 (s) Reg S	36,632
RUB	10,080,000	8.15%, 02/03/27	168,034
USD	130,000	11.00%, 07/24/18 Reg S	159,402
			598,353
Serbia: 0.3%
	50,000	Republic of Serbia 4.88%, 02/25/20 144A	51,375
South Africa: 3.9%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	85,800
ZAR	2,604,300	7.75%, 02/28/23	217,768
	2,531,400	8.25%, 09/15/17	217,501
	2,070,000	8.75%, 02/28/48	175,695
			696,764
Sri Lanka: 0.6%
USD	100,000	Sri Lankan Government International Bonds 6.25%, 10/04/20 Reg S	104,500

See Notes to Financial Statements

37

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Thailand: 3.7%
		Thailand Government Bonds
THB	6,680,000	3.25%, 06/16/17	$209,754
	8,863,000	3.63%, 06/16/23	293,215
	4,100,000	4.88%, 06/22/29	154,657
			657,626
Turkey: 4.4%
		Turkey Government International Bonds
TRY	347,100	5.00%, 05/13/15	129,610
USD	90,000	6.88%, 03/17/36	109,894
TRY	488,600	7.10%, 03/08/23	161,366
USD	160,000	7.38%, 02/05/25	197,000
TRY	537,100	9.00%, 03/08/17	199,770
			797,640
Ukraine: 0.3%
USD	100,000	Ukraine Government International Bonds 7.75%, 09/23/20 Reg S	46,250
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	82,967
Venezuela: 0.7%
		Venezuelan Government International Bonds
	93,000	5.75%, 02/26/16 Reg S	79,282
	100,000	9.25%, 05/07/28 Reg S	44,750
			124,032
Total Government Obligations (Cost: $11,757,930)			10,640,287
Number
of Shares			Value

MONEY MARKET FUND: 0.5% (Cost: $94,435)
	94,435	Dreyfus Government Cash Management Fund	$94,435
Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $18,632,395)			17,559,365

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4% (Cost: $72,821)
Repurchase Agreement: 0.4%
USD	72,821	Repurchase agreement dated 4/30/15 with Royal Bank of Scotland Plc, 0.11%, due 5/1/15, proceeds $72,821; (collateralized by various U.S. government and agency obligations, 0.11% to 5.13%, due 5/15/15 to 2/15/44, valued at $74,278 including accrued interest)	72,821
Total Investments: 98.3% (Cost: $18,705,216)			17,632,186
Other assets less liabilities: 1.7%			296,257
NET ASSETS: 100.0%			$17,928,443

See Notes to Financial Statements

38

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $69,825.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,903,217, or 10.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	3.9%	$678,518
Communications	3.7	652,931
Consumer, Non-cyclical	1.2	216,391
Diversified	2.0	343,356
Energy	12.0	2,107,379
Financial	11.5	2,013,485
Government	60.6	10,640,287
Industrial	0.6	102,810
Utilities	4.0	709,773
Money Market Fund	0.5	94,435
	100.0%	$17,559,365

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$6,824,643	$—	$6,824,643
Government Obligations*	—	10,640,287	—	10,640,287
Money Market Fund	94,435	—	—	94,435
Repurchase Agreement	—	72,821	—	72,821
Total	$94,435	$17,537,751	$—	$17,632,186

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

39

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount		Value

CORPORATE BONDS: 93.0%
Argentina: 1.6%
$400,000	Banco de Galicia y Buenos Aires SA 8.75%, 06/04/15 (c) 144A	$417,000
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	211,750
710,000	7.88%, 05/07/21 144A	751,713
57,320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	59,040
	YPF SA
1,700,000	8.50%, 07/28/25 144A	1,734,000
1,560,000	8.75%, 04/04/24 144A	1,631,916
1,195,000	8.88%, 12/19/18 144A	1,268,194
		6,073,613
Austria: 1.0%
1,800,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	1,960,200
1,350,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	243,000
1,450,000	Sappi Papier Holding GmbH 8.38%, 06/15/15 (c) 144A	1,555,125
		3,758,325
Azerbaijan: 0.3%
1,100,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	1,061,830
Bangladesh: 0.2%
600,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	627,000
Barbados: 0.5%
1,875,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	2,048,437
Bermuda: 2.7%
450,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) † 144A	452,971
	Digicel Group Ltd.
1,600,000	7.13%, 04/01/17 (c) 144A	1,519,000
2,450,000	8.25%, 09/30/16 (c) 144A	2,539,180
	Digicel Ltd.
2,475,000	6.00%, 04/15/16 (c) 144A	2,408,695
300,000	6.75%, 03/01/18 (c) 144A	296,400
400,000	GCX Ltd. 7.00%, 08/01/16 (c) 144A	406,542
750,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	645,000
400,000	Hopson Development Holdings Ltd. 9.88%, 01/16/16 (c) † Reg S	401,784
	Inkia Energy Ltd.
500,000	8.38%, 04/04/16 (c) Reg S	542,500
550,000	8.38%, 04/04/16 (c) 144A	596,750
550,000	Pacnet Ltd. 9.00%, 05/16/15 (c) 144A	628,100
		10,436,922
Brazil: 2.9%
300,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	307,500
650,000	Banco BMG SA 9.95%, 11/05/19 144A	662,025
Principal Amount		Value

Brazil: (continued)
	Banco BTG Pactual SA
$850,000	5.75%, 09/28/22 † Reg S	$779,875
75,000	5.75%, 09/28/22 144A	68,813
2,000,000	Banco do Brasil SA 8.50%, 10/20/20 (c) 144A	2,238,000
	Banco do Estado do Rio Grande do Sul SA
800,000	7.38%, 02/02/22 Reg S	802,960
50,000	7.38%, 02/02/22 144A	50,185
800,000	Banco Pan SA 8.50%, 04/23/20 144A	808,000
	Centrais Eletricas Brasileiras SA
1,100,000	5.75%, 10/27/21 † 144A	1,028,500
1,350,000	6.88%, 07/30/19 144A	1,329,345
300,000	Hypermarcas SA 6.50%, 04/20/16 (c) 144A	316,800
1,900,000	Oi SA 5.75%, 02/10/22 † 144A	1,610,250
1,350,000	Telemar Norte Leste SA 5.50%, 10/23/20 144A	1,211,625
		11,213,878
British Virgin Islands: 1.7%
800,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	768,000
850,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c) Reg S	879,750
1,650,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,497,375
250,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) Reg S	266,250
650,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	683,053
700,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	712,250
250,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) 144A	253,750
1,050,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	1,012,013
400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) † Reg S	377,136
		6,449,577
Canada: 1.1%
	Pacific Rubiales Energy Corp.
1,375,000	5.13%, 03/28/18 (c) 144A	979,687
2,075,000	5.38%, 01/26/17 (c) † 144A	1,629,290
2,578,000	5.63%, 01/19/20 (c) 144A	1,811,045
		4,420,022
Cayman Islands: 10.4%
1,225,000	Agile Property Holdings Ltd. 8.88%, 06/03/15 (c) † Reg S	1,254,988
600,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	618,000
1,100,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 † Reg S	1,058,750
900,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	909,900

See Notes to Financial Statements

40

Principal Amount		Value

Cayman Islands: (continued)
$700,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) † 144A	$759,500
400,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) † Reg S	389,619
400,000	China Hongqiao Group Ltd. 7.63%, 06/26/17 † Reg S	408,910
400,000	China SCE Property Holdings Ltd. 11.50%, 11/14/15 (c) Reg S	406,000
1,150,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,236,250
1,800,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	1,849,500
600,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	609,000
1,550,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 † Reg S	1,763,125
400,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	370,000
700,000	Fibria Overseas Finance Ltd. 5.25%, 05/12/24	724,500
300,000	Fufeng Group Ltd. 7.63%, 06/03/15 (c) † Reg S	306,750
1,750,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) 144A	1,693,125
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	109,000
1,100,000	Greenland Hong Kong Holdings Ltd. 4.75%, 10/18/16 † Reg S	1,116,500
1,100,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) † Reg S	1,155,000
700,000	Guanay Finance Ltd. 6.00%, 12/15/20 144A	741,125
950,000	Industrial Senior Trust 5.50%, 11/01/22 144A	940,975
1,050,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	1,208,760
1,625,000	JBS Finance II Ltd. 8.25%, 06/04/15 (c) 144A	1,692,454
1,500,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	1,500,000
750,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	757,359
1,000,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) † Reg S	1,077,250
1,350,000	Marfrig Overseas Ltd. 9.50%, 06/04/15 (c) 144A	1,333,125
2,585,000	MCE Finance Ltd. 5.00%, 02/15/16 (c) 144A	2,468,675
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	476,125
200,000	Mongolian Mining Corp. 8.88%, 06/03/15 (c) Reg S	154,000
1,530,000	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) † 144A	1,431,315
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	465,204
900,000	Shelf Drilling Holdings Ltd. 8.63%, 06/04/15 (c) 144A	785,250
Principal Amount		Value

Cayman Islands: (continued)
$2,175,000	Shimao Property Holdings Ltd. 6.63%, 01/14/17 (c) † Reg S	$2,229,375
	SOHO China Ltd.
200,000	5.75%, 11/07/15 (c) Reg S	207,000
800,000	7.13%, 11/07/17 (c) † Reg S	819,847
1,200,000	Sunac China Holdings Ltd. 12.50%, 10/16/15 (c) † Reg S	1,296,300
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 † 144A	742,000
950,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	978,500
2,025,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	1,908,562
400,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	397,988
		40,349,606
Chile: 0.6%
600,000	AES Gener SA 8.38%, 06/18/19 (c) † 144A	663,000
350,000	Automotores Gildemeister SA 8.25%, 05/24/16 (c) 144A	147,000
950,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) † 144A	946,907
500,000	Masisa SA 9.50%, 05/05/17 (c) † 144A	481,250
		2,238,157
China / Hong Kong: 1.5%
1,100,000	Bank of East Asia Ltd. 8.50%, 11/05/19 (c) † Reg S	1,294,004
400,000	Chalieco Hong Kong Corp. Ltd. 6.88%, 02/28/17 (c) † Reg S	411,500
1,650,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 † Reg S	1,870,110
500,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	523,425
500,000	MCC Holding Hong Kong Corp. Ltd. 4.88%, 07/29/16 Reg S	511,917
900,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 Reg S	827,488
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	528,000
		5,966,444
Colombia: 1.5%
800,000	Banco Davivienda SA 5.88%, 07/09/22 † 144A	828,000
600,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	591,750
	Bancolombia SA
1,975,000	5.13%, 09/11/22 †	2,025,362
850,000	6.13%, 07/26/20 †	915,025
1,530,000	Colombia Telecomunicaciones SA ESP 5.38%, 09/27/17 (c) 144A	1,563,966
		5,924,103
Croatia: 0.5%
	Agrokor D.D.
550,000	8.88%, 02/01/16 (c) Reg S	610,654
50,000	8.88%, 02/01/16 (c) 144A	55,514

See Notes to Financial Statements

41

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Croatia: (continued)
	Hrvatska Elektroprivreda
$500,000	6.00%, 11/09/17 Reg S	$527,500
600,000	6.00%, 11/09/17 144A	633,000
		1,826,668
Dominican Republic: 0.3%
	Aeropuertos Dominicanos Siglo XXI SA
600,000	9.75%, 11/13/15 (c) (s) Reg S	594,840
275,000	9.75%, 11/13/15 (c) (s) † 144A	272,635
400,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A
		403,682
		1,271,157
Georgia: 0.5%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	473,850
500,000	7.75%, 07/05/17 144A	526,500
920,000	Georgian Railway JSC 7.75%, 07/11/22 144A	1,015,588
		2,015,938
Hungary: 0.6%
600,000	Magyar Export-Import Bank Zrt 4.00%, 01/30/20 144A	612,750
1,400,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	1,590,750
		2,203,500
India: 1.4%
600,000	Bank of Baroda 6.63%, 05/25/17 (c) Reg S	628,856
	ICICI Bank Ltd.
700,000	6.38%, 04/30/17 (c) Reg S	733,250
900,000	6.38%, 04/30/17 (c) 144A	942,750
	Indian Overseas Bank
800,000	4.63%, 02/21/18 Reg S	831,216
850,000	5.00%, 10/19/16 Reg S	881,016
500,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	486,250
800,000	Tata Motors Ltd. 4.63%, 04/30/20 † Reg S	823,245
		5,326,583
Indonesia: 1.3%
900,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 † Reg S	934,875
900,000	Berau Coal Energy Tbk PT 7.25%, 06/04/15 (c) 144A	472,500
	Gajah Tunggal Tbk PT
600,000	7.75%, 02/06/16 (c) † Reg S	593,250
250,000	7.75%, 02/06/16 (c) 144A	247,188
2,500,000	Perusahaan Listrik Negara PT 5.50%, 11/22/21 † Reg S	2,725,000
		4,972,813
Ireland: 6.5%
	Alfa Bank OJSC
800,000	7.75%, 04/28/21 144A	796,600
1,600,000	7.88%, 09/25/17 Reg S	1,660,000
1,150,000	7.88%, 09/25/17 144A	1,193,125
700,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	434,000
Principal Amount		Value

Ireland: (continued)
$600,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	$594,192
800,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	720,000
	EuroChem Mineral & Chemical Co. OJSC
200,000	5.13%, 12/12/17 Reg S	198,500
700,000	5.13%, 12/12/17 144A	694,750
1,500,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	1,459,500
300,000	Koks OAO Via Koks Finance Ltd. 7.75%, 06/23/16 144A	277,500
	Metalloinvest Finance Ltd.
300,000	5.63%, 04/17/20 Reg S	273,566
2,150,000	5.63%, 04/17/20 144A	1,960,559
2,050,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	1,846,025
	Nomos Bank
700,000	7.25%, 04/25/18 144A	688,625
1,100,000	10.00%, 04/26/19 144A	1,049,125
950,000	Phosagro OAO 4.20%, 02/13/18 144A	912,000
450,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	422,573
1,300,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,113,125
	SCF Capital Ltd.
200,000	5.38%, 10/27/17 Reg S	189,000
1,000,000	5.38%, 10/27/17 144A	945,000
1,125,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	1,040,625
	Vimpel Communications OJSC
1,000,000	7.75%, 02/02/21 144A	1,016,480
1,475,000	9.13%, 04/30/18 144A	1,572,350
4,350,000	Vnesheconombank 6.90%, 07/09/20 144A
		4,208,625
		25,265,845
Israel: 0.3%
1,240,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	1,330,768
Kazakhstan: 1.6%
700,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	682,500
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	103,286
1,725,000	7.25%, 05/03/17 144A	1,781,683
	Kazkommertsbank JSC
550,000	7.50%, 11/29/16 Reg S	552,184
750,000	7.50%, 11/29/16 144A	752,977
1,000,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	960,500
1,550,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	1,476,375
		6,309,505
Luxembourg: 13.9%
1,450,000	ALROSA Finance SA 7.75%, 11/03/20 144A	1,511,625
500,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	423,250

See Notes to Financial Statements

42

Principal Amount		Value

Luxembourg: (continued)
$1,600,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	$1,640,000
600,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) Reg S	543,000
2,150,000	CSN Resources SA 6.50%, 07/21/20 † 144A	1,988,750
	Evraz Group SA
250,000	6.75%, 04/27/18 † Reg S	238,750
1,700,000	6.75%, 04/27/18 144A	1,623,500
1,975,000	7.40%, 04/24/17 144A	1,965,125
975,000	Far East Capital Ltd. SA 8.00%, 05/02/16 (c) 144A	521,625
1,300,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,209,000
	Gazprom OAO
3,700,000	4.95%, 07/19/22 144A	3,450,250
400,000	6.00%, 01/23/21 144A	399,000
1,200,000	6.21%, 11/22/16 144A	1,231,154
1,600,000	7.29%, 08/16/37 144A	1,638,400
2,150,000	9.25%, 04/23/19 144A	2,396,175
700,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) 144A	658,000
	MHP SA
200,000	8.25%, 04/02/20 Reg S	163,000
1,075,000	8.25%, 04/02/20 144A	876,125
1,200,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) 144A	1,200,000
800,000	MOL Group Finance SA 6.25%, 09/26/19 † Reg S	880,000
	Offshore Drilling Holding SA
700,000	8.63%, 09/20/17 (c) Reg S	619,500
800,000	8.63%, 09/20/17 (c) † 144A	708,000
500,000	Promsvyazbank OJSC 10.20%, 11/06/19 144A	477,500
1,600,000	Puma International Financing SA 6.75%, 02/01/17 (c) 144A	1,672,000
650,000	QGOG Constellation SA 6.25%, 11/09/16 (c) Reg S	471,250
	Rosneft Finance SA
1,700,000	7.25%, 02/02/20 144A	1,689,375
1,000,000	7.88%, 03/13/18 144A	1,023,250
	Russian Agricultural Bank OJSC
2,700,000	5.10%, 07/25/18 144A	2,554,875
1,900,000	5.30%, 12/27/17 144A	1,826,603
300,000	6.00%, 06/03/16 (c) Reg S	267,000
800,000	6.00%, 06/03/16 (c) 144A	712,000
	Sberbank of Russia
1,000,000	4.95%, 02/07/17 144A	997,500
2,100,000	5.13%, 10/29/22 144A	1,753,500
2,150,000	6.13%, 02/07/22 144A	2,095,175
	Severstal OAO
200,000	4.45%, 03/19/18 144A	190,828
1,550,000	5.90%, 10/17/22 144A	1,466,920
1,300,000	6.70%, 10/25/17 144A	1,340,625
900,000	Sistema JSFC 6.95%, 05/17/19 144A	857,025
1,350,000	TMK OAO 7.75%, 01/27/18 Reg S	1,305,450
Principal Amount		Value

Luxembourg: (continued)
$700,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	$672,000
600,000	Virgolino de Oliveira Finance Ltd. 10.50%, 06/04/15 (c) (d) 144A	33,300
	VTB Bank OJSC
1,400,000	6.00%, 04/12/17 144A	1,387,512
3,250,000	6.88%, 05/29/18 144A	3,266,250
2,050,000	VTB Bank SA 6.95%, 10/17/22 144A	1,889,239
		53,833,406
Marshall Islands: 0.2%
750,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	730,313
Mexico: 5.3%
930,000	Axtel SAB de CV 9.00%, 01/31/16 (c) (s) 144A	897,450
1,925,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	2,184,875
	Cemex SAB de CV
1,720,000	5.88%, 03/25/16 (c) † 144A	1,779,340
1,725,000	6.50%, 12/10/17 (c) 144A	1,854,375
2,000,000	7.25%, 01/15/18 (c) 144A	2,170,000
900,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	1,025,464
600,000	Credito Real SAB de CV 7.50%, 03/13/17 (c) † 144A	634,500
	Empresas ICA SAB de CV
1,250,000	8.88%, 05/29/19 (c) 144A	1,093,750
440,000	8.90%, 02/04/16 (c) Reg S	407,968
1,000,000	Grupo Elektra SAB de CV 7.25%, 08/06/15 (c) Reg S	1,042,500
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	510,000
600,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	621,000
750,000	Grupo Papelero Scribe SAB de CV 8.88%, 06/04/15 (c) 144A	745,500
500,000	Grupo Posadas SAB de CV 7.88%, 11/30/15 (c) Reg S	501,250
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	492,500
800,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	864,000
600,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) 144A	642,900
500,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	528,750
850,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	896,835
1,000,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	1,072,500
600,000	Unifin Financiera SAPI de CV 6.25%, 07/22/17 (c) 144A	582,750
		20,548,207
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	523,850

See Notes to Financial Statements

43

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Netherlands: 12.5%
	Access Finance BV
$200,000	7.25%, 07/25/17 Reg S	$198,042
1,400,000	7.25%, 07/25/17 144A	1,386,293
675,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	475,875
750,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	680,625
700,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	711,340
	FBN Finance Co. BV
1,100,000	8.00%, 07/23/19 (c) 144A	1,042,250
400,000	8.25%, 08/07/18 (c) 144A	384,000
930,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	911,400
1,350,000	GTB Finance BV 7.50%, 05/19/16 144A	1,383,750
1,475,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) † 144A	973,500
1,100,000	Listrindo Capital BV 6.95%, 02/21/16 (c) Reg S	1,166,000
	Majapahit Holding BV
3,005,000	7.75%, 01/20/20 144A	3,542,655
1,785,000	8.00%, 08/07/19 144A	2,095,233
1,000,000	Marfrig Holding Europe BV 6.88%, 06/24/17 (c) 144A	892,500
850,000	Metinvest BV 8.75%, 02/14/18 144A	522,750
2,450,000	Myriad International Holdings BV 6.00%, 07/18/20 144A	2,731,750
	Petrobras Global Finance BV
6,850,000	4.38%, 05/20/23	6,109,035
4,000,000	6.25%, 03/17/24 †	3,984,400
3,600,000	7.88%, 03/15/19 †	3,925,836
8,750,000	Petrobras International Finance Co. 5.38%, 01/27/21	8,442,000
	VimpelCom Holdings BV
1,300,000	5.95%, 02/13/23 144A	1,196,000
1,200,000	7.50%, 03/01/22 Reg S	1,194,000
2,300,000	7.50%, 03/01/22 144A	2,288,500
2,010,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	2,084,772
	WPE International Cooperatief UA
500,000	10.38%, 09/30/15 (c) (d) * Reg S	38,500
200,000	10.38%, 09/30/15 (c) (d) * 144A	15,400
		48,376,406
Nigeria: 0.4%
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	457,600
1,000,000	Zenith Bank Plc 6.25%, 04/22/19 144A	967,500
		1,425,100
Panama: 0.4%
600,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	547,560
1,050,000	Avianca Holdings SA 8.38%, 05/10/17 (c) † 144A	1,055,250
		1,602,810
Principal Amount		Value

Paraguay: 0.3%
$600,000	Banco Regional SAECA 8.13%, 01/24/19 144A	$648,000
600,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	627,750
		1,275,750
Peru: 0.8%
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	485,000
675,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) † 144A	687,454
850,000	Corp Azucarera del Peru SA 6.38%, 08/02/17 (c) Reg S	770,312
400,000	Ferreycorp SAA 4.88%, 04/26/17 (c) † 144A	398,000
400,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	423,000
500,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	513,750
		3,277,516
Russia: 0.1%
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	210,000
225,000	10.88%, 03/26/18 144A	118,125
		328,125
Saudi Arabia: 0.5%
	Dar Al-Arkan Sukuk Co. Ltd.
1,300,000	5.75%, 05/24/18 Reg S	1,304,875
600,000	6.50%, 05/28/19 Reg S	607,926
		1,912,801
Singapore: 1.3%
2,200,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	2,282,903
111,000	Bakrie Telecom Pte. Ltd. 11.50%, 05/07/15 (d) * Reg S	7,215
1,168,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	1,170,920
400,000	TBG Global Pte Ltd. 4.63%, 04/03/16 (c) 144A	407,000
900,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	916,662
	Yanlord Land Group Ltd.
200,000	10.63%, 06/03/15 (c) Reg S	210,258
200,000	10.63%, 06/04/15 (c) 144A	210,258
		5,205,216
South Africa: 1.7%
1,300,000	African Bank Ltd. 6.00%, 06/15/16 (d) * Reg S	1,053,000
	Eskom Holdings SOC Ltd.
2,900,000	5.75%, 01/26/21 144A	2,902,900
1,400,000	6.75%, 08/06/23 † 144A	1,456,112
1,000,000	7.13%, 02/11/25 † 144A	1,044,700
		6,456,712
South Korea: 0.4%
1,350,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	1,446,849
Spain: 0.3%
1,075,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) 144A	1,192,583

See Notes to Financial Statements

44

Principal Amount		Value

Sri Lanka: 0.8%
	Bank of Ceylon
$600,000	5.33%, 04/16/18 Reg S	$603,000
1,050,000	6.88%, 05/03/17 Reg S	1,082,812
75,000	6.88%, 05/03/17 144A	77,344
1,250,000	National Savings Bank 8.88%, 09/18/18 144A	1,362,500
		3,125,656
Sweden: 0.3%
950,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	1,068,275
Thailand: 0.2%
800,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	834,813
Trinidad and Tobago: 0.4%
	Petroleum Co. of Trinidad & Tobago Ltd.
937,500	6.00%, 05/08/22 144A	1,006,641
500,000	9.75%, 08/14/19 Reg S	602,750
		1,609,391
Turkey: 2.9%
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 † Reg S	501,250
1,150,000	Arcelik AS 5.00%, 04/03/23 144A	1,105,380
	Finansbank AS
1,100,000	5.15%, 11/01/17 Reg S	1,117,103
900,000	6.25%, 04/30/19 144A	918,054
1,300,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 † 144A	1,310,920
2,000,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 † 144A	1,992,500
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	394,000
600,000	4.25%, 05/09/20 144A	591,000
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 † Reg S	990,400
840,000	6.00%, 11/01/22 144A	831,936
1,550,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	1,501,175
		11,253,718
United Kingdom: 3.7%
	AngloGold Ashanti Holdings Plc
1,040,000	5.13%, 08/01/22	1,003,892
900,000	5.38%, 04/15/20	910,289
550,000	6.50%, 04/15/40	514,985
1,750,000	8.50%, 07/30/16 (c)	1,931,562
1,300,000	DTEK Finance Plc 7.88%, 04/04/18 144A	604,500
700,000	Oschadbank 8.25%, 03/10/16 Reg S	487,781
1,025,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	973,237
500,000	Standard Bank Plc 8.13%, 12/02/19 Reg S	573,250
700,000	Ukraine Railways via Shortline Plc 9.50%, 05/21/18 144A	412,996
1,100,000	Ukreximbank 8.75%, 01/22/18 Reg S	752,268
Principal Amount		Value

United Kingdom: (continued)
	Vedanta Resources Plc
$1,350,000	6.00%, 01/31/19 † 144A	$1,279,125
1,300,000	6.00%, 01/31/19 † Reg S	1,231,750
1,675,000	8.25%, 06/07/21 † 144A	1,673,953
1,325,000	9.50%, 07/18/18 144A	1,381,312
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	401,462
		14,132,362
United States: 1.6%
	Cemex Finance LLC
1,775,000	6.00%, 04/01/19 (c) 144A	1,824,877
1,590,000	9.38%, 10/12/17 (c) 144A	1,818,165
2,000,000	JBS USA, LLC 7.25%, 06/05/15 (c) 144A	2,120,000
610,000	Rolta Americas LLC 8.88%, 07/24/17 (c) † 144A	530,700
		6,293,742
Venezuela: 5.9%
1,350,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	600,750
	Petroleos de Venezuela SA
300,000	5.13%, 10/28/16	222,000
3,825,000	5.25%, 04/12/17 Reg S	2,256,367
3,620,000	5.38%, 04/12/27 Reg S	1,492,888
1,580,000	5.50%, 04/12/37 † Reg S	647,800
6,450,000	6.00%, 05/16/24 144A	2,754,150
6,600,000	6.00%, 11/15/26 † 144A	2,772,000
600,000	8.50%, 11/02/17 Reg S	465,600
7,240,000	8.50%, 11/02/17 144A	5,618,240
1,050,000	9.00%, 11/17/21 † Reg S	517,020
2,975,000	9.00%, 11/17/21 † 144A	1,464,890
3,100,000	9.75%, 05/17/35 † 144A	1,520,240
2,045,000	12.75%, 02/17/22 † 144A	1,206,550
2,110,000	12.75%, 02/17/22 † Reg S	1,244,900
		22,783,395
Total Corporate Bonds
(Cost: $373,997,277)		360,327,687
GOVERNMENT OBLIGATIONS: 4.8%
Argentina: 1.4%
	City of Buenos Aires, Argentina
500,000	8.95%, 02/19/21 144A	536,250
850,000	9.95%, 03/01/17 144A	905,250
	Provincia de Buenos Aires
1,050,000	9.38%, 09/14/18 144A	1,060,500
225,000	10.88%, 01/26/21 † Reg S	236,250
1,565,000	10.88%, 01/26/21 144A	1,643,250
	Provincia de Cordoba
500,000	12.38%, 08/17/17 Reg S	525,000
600,000	12.38%, 08/17/17 144A	630,000
		5,536,500
Azerbaijan: 0.7%
	State Oil Co. of the Azerbaijan Republic
2,000,000	4.75%, 03/13/23 Reg S	1,948,118
500,000	5.45%, 02/09/17 Reg S	519,950
		2,468,068

See Notes to Financial Statements

45

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Costa Rica: 1.0%
$900,000	Banco de Costa Rica 5.25%, 08/12/18 144A	$924,750
1,300,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	1,347,125
1,600,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,722,000
		3,993,875
Hungary: 0.3%
1,100,000	Magyar Export-Import Bank Zrt 5.50%, 02/12/18 Reg S	1,179,785
India: 0.3%
1,000,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	1,040,351
Mongolia: 0.3%
1,100,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	1,071,125
Turkey: 0.5%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	159,075
1,700,000	5.88%, 04/24/19 144A	1,802,850
		1,961,925
Ukraine: 0.3%
	Financing of Infrastructural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	45,500
275,000	7.40%, 04/20/18 144A	125,125
2,250,000	8.38%, 11/03/17 144A	1,035,000
		1,205,625
Total Government Obligations (Cost: $19,056,950)		18,457,254

Number
of Shares
MONEY MARKET FUND: 1.2%
(Cost: $4,599,686)
4,599,686	Dreyfus Government Cash Management Fund	4,599,686
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $397,653,913)		383,384,627
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 15.1%
Repurchase Agreements: 15.1%
$2,910,044	Repurchase agreement dated 4/30/15 with BNP Paribas Securities Corp., 0.12%, due 5/1/15, proceeds $2,910,054; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/1/16 to 4/20/45, valued at $2,968,245 including accrued interest)	$2,910,044
13,844,460	Repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc., 0.13%, due 5/1/15, proceeds $13,844,510; (collateralized by various U.S. government and agency obligations, 1.61% to 8.00%, due 6/1/17 to 6/15/52, valued at $14,121,349 including accrued interest)	13,844,460
13,844,460	Repurchase agreement dated 4/30/15 with HSBC Securities USA, Inc., 0.11%, due 5/1/15, proceeds $13,844,502; (collateralized by various U.S. government and agency obligations, 3.50% to 6.00%, due 6/1/34 to 1/1/45, valued at $14,121,461 including accrued interest)	13,844,460
13,844,460	Repurchase agreement dated 4/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $13,844,506; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $14,121,349 including accrued interest)	13,844,460
13,844,460	Repurchase agreement dated 4/30/15 with Mizuho Securities USA, Inc., 0.13%, due 5/1/15, proceeds $13,844,510; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/1/19 to 5/1/45, valued at $14,121,349 including accrued interest)	13,844,460
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $58,287,884)		58,287,884
Total Investments: 114.1% (Cost: $455,941,797)		441,672,511
Liabilities in excess of other assets: (14.1)%		(54,410,386)
NET ASSETS: 100.0%		$387,262,125

See Notes to Financial Statements

46

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $55,853,747.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $252,855,147, or 65.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	10.0%	$38,511,006
Communications	9.6	36,874,930
Consumer, Cyclical	4.0	15,342,154
Consumer, Non-cyclical	4.2	16,089,573
Diversified	0.5	1,940,835
Energy	23.4	89,550,060
Financial	30.4	116,438,472
Government	3.7	14,041,978
Industrial	6.2	23,887,337
Technology	0.4	1,701,620
Utilities	6.4	24,406,976
Money Market Fund	1.2	4,599,686
	100.0%	$383,384,627

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$360,327,687	$—	$360,327,687
Government Obligations*	—	18,457,254	—	18,457,254
Money Market Fund	4,599,686	—	—	4,599,686
Repurchase Agreements	—	58,287,884	—	58,287,884
Total	$4,599,686	$437,072,825	$—	$441,672,511
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

47

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount			Value

CORPORATE BONDS: 6.9%
Brazil: 1.2%
BRL	7,841,000	Banco do Brasil SA 9.75%, 07/18/17 † Reg S	$2,411,871
	2,969,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	962,756
	9,736,000	Banco Safra SA 10.25%, 08/08/16 Reg S	3,035,348
	18,181,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 4.91%, 04/15/24 #	6,280,173
			12,690,148
Colombia: 1.1%
COP	14,250,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	6,332,673
	14,950,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,348,447
			12,681,120
Germany: 0.1%
		Landwirtschaftliche Rentenbank
BRL	2,000,000	6.25%, 09/12/16 Reg S	625,098
MXN	12,922,000	8.50%, 02/22/16	879,082
			1,504,180
Ireland: 0.9%
RUB	522,500,000	RusHydro JSC 7.88%, 10/28/15 Reg S	9,862,242
Mexico: 0.7%
MXN	109,600,000	Petroleos Mexicanos 7.65%, 11/24/21 Reg S	7,383,453
Netherlands: 0.2%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	24,360,000	6.69%, 10/05/15 ^	1,569,193
	14,730,000	9.20%, 09/28/15	985,078
			2,554,271
Russia: 0.2%
RUB	105,260,000	Federal Hydrogenerating Co. JSC 8.00%, 04/18/16 (p)	1,896,456
South Africa: 2.5%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	404,520
	152,000,000	9.25%, 04/20/18	13,298,384
	77,330,000	9.50%, 08/18/27 ^	1,502,147
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,738,712
	4,500,000	10.50%, 09/17/20	395,962
	105,900,000	10.80%, 11/06/23	9,545,663
	5,000,000	13.50%, 04/18/28	509,888
			27,395,276
Total Corporate Bonds (Cost: $107,111,437)			75,967,146

Principal
Amount			Value

GOVERNMENT OBLIGATIONS: 90.6%
Brazil: 7.5%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	$883,038
	4,560,000	10.25%, 01/10/28	1,702,939
	2,860,000	12.50%, 01/05/22 †	1,151,515
		Letra do Tesouro Nacional
	29,353,000	11.88%, 07/01/16 ^	8,429,935
	22,195,000	12.40%, 10/01/16 ^	6,173,963
	40,364,000	12.48%, 01/01/17 ^	10,899,054
	14,700,000	12.66%, 07/01/17 ^	3,738,130
	18,500,000	12.73%, 01/01/18 ^	4,439,506
	34,400,000	12.99%, 07/01/18 ^	7,781,990
		Nota do Tesouro Nacional, Series F
	47,300,000	10.00%, 01/01/17	15,057,145
	3,100,000	10.00%, 01/01/18	969,380
	3,150,000	10.00%, 01/01/19	966,797
	28,090,000	10.00%, 01/01/21	8,408,138
	14,348,000	10.00%, 01/01/23	4,195,848
	24,300,000	10.00%, 01/01/25	6,938,334
			81,735,712
Chile: 3.0%
CLP	18,418,500,000	Chilean Government International Bonds 5.50%, 08/05/20	32,333,101
Colombia: 5.1%
COP	5,957,000,000	Colombian Government International Bonds 7.75%, 04/14/21	2,808,887
	581,000,000	Republic of Colombia 9.85%, 06/28/27	318,628
		Titulos de Tesoreria
	15,051,700,000	5.00%, 11/21/18	6,266,015
	18,946,700,000	6.00%, 04/28/28	7,079,812
	19,339,200,000	7.00%, 09/11/19	8,553,976
	11,267,200,000	7.00%, 05/04/22	4,879,231
	18,418,100,000	7.25%, 06/15/16	7,894,074
	21,450,800,000	10.00%, 07/24/24	10,932,529
	12,954,700,000	11.00%, 07/24/20	6,677,799
			55,410,951
Hungary: 4.3%
		Hungarian Government Bonds
HUF	1,161,020,000	4.00%, 04/25/18	4,504,525
	342,200,000	5.50%, 02/12/16	1,302,121
	1,483,800,000	5.50%, 12/20/18	6,071,164
	731,610,000	5.50%, 06/24/25	3,160,276
	1,375,480,000	6.00%, 11/24/23	6,073,040
	1,959,830,000	6.50%, 06/24/19	8,301,551
	416,560,000	6.75%, 02/24/17	1,675,679
	1,114,280,000	6.75%, 11/24/17	4,622,477
	1,111,930,000	7.00%, 06/24/22	5,058,053
	1,358,700,000	7.50%, 11/12/20	6,165,269
			46,934,155

See Notes to Financial Statements

48

Principal
Amount			Value

Indonesia: 6.0%
		Indonesian Treasury Bonds
IDR	9,240,000,000	5.63%, 05/15/23	$627,286
	27,016,000,000	6.13%, 05/15/28	1,788,769
	3,000,000,000	6.38%, 04/15/42	184,138
	42,533,000,000	6.63%, 05/15/33	2,843,984
	8,762,000,000	7.00%, 05/15/22	653,257
	28,621,000,000	7.00%, 05/15/27	2,072,547
	4,814,000,000	7.38%, 09/15/16	372,660
	14,755,000,000	7.88%, 04/15/19	1,151,374
	10,468,000,000	8.25%, 07/15/21	829,773
	59,054,000,000	8.25%, 06/15/32	4,652,567
	98,213,000,000	8.38%, 03/15/24	7,927,124
	4,822,000,000	8.38%, 09/15/26	386,572
	71,729,000,000	8.38%, 03/15/34	5,740,805
	77,492,000,000	9.00%, 03/15/29	6,555,079
	9,381,000,000	9.50%, 07/15/23	796,559
	34,711,000,000	9.50%, 07/15/31	3,025,942
	6,552,000,000	9.50%, 05/15/41	572,795
	23,692,000,000	9.75%, 05/15/37	2,109,815
	12,062,000,000	10.00%, 09/15/24	1,067,463
	10,927,000,000	10.25%, 07/15/22	959,666
	31,798,000,000	10.25%, 07/15/27	2,901,099
	49,242,000,000	10.50%, 08/15/30	4,632,627
	11,812,000,000	10.50%, 07/15/38	1,117,859
	11,097,000,000	11.00%, 11/15/20	987,494
	62,289,000,000	11.00%, 09/15/25	5,891,326
	56,591,000,000	12.80%, 06/15/21	5,462,275
			65,310,855
Malaysia: 8.7%
		Malaysian Government Bonds
MYR	12,344,000	3.17%, 07/15/16	3,466,780
	8,890,000	3.26%, 03/01/18	2,485,928
	13,450,000	3.31%, 10/31/17	3,779,882
	5,174,000	3.39%, 03/15/17	1,455,394
	18,730,000	3.42%, 08/15/22	5,118,962
	6,940,000	3.48%, 03/15/23	1,901,244
	6,130,000	3.49%, 03/31/20	1,709,510
	12,430,000	3.58%, 09/28/18	3,505,941
	7,330,000	3.65%, 10/31/19	2,065,208
	4,322,000	3.73%, 06/15/28	1,177,017
	520,000	3.84%, 08/12/15	146,332
	37,154,000	3.89%, 07/31/20	10,547,407
	7,700,000	3.89%, 03/15/27	2,132,224
	14,030,000	4.01%, 09/15/17	4,003,921
	11,870,000	4.05%, 09/30/21	3,385,718
	4,510,000	4.13%, 04/15/32	1,267,637
	29,585,000	4.16%, 07/15/21	8,502,869
	8,299,000	4.23%, 06/30/31	2,356,536
	23,272,000	4.24%, 02/07/18	6,678,440
	20,509,000	4.26%, 09/15/16	5,840,784
	26,765,000	4.38%, 11/29/19	7,763,248
	38,025,000	4.39%, 04/15/26	11,062,654
	3,500,000	4.50%, 04/15/30	1,033,401
	12,428,000	5.73%, 07/30/19	3,779,592
			95,166,629
Principal
Amount			Value

Mexico: 7.1%
		Mexican Government International Bonds
MXN	66,180,000	4.75%, 06/14/18	$4,313,520
	499,000	5.00%, 06/15/17	33,151
	50,000,000	6.50%, 06/09/22	3,409,335
	16,270,000	7.25%, 12/15/16	1,117,239
	73,390,300	7.50%, 06/03/27	5,324,914
	99,488,000	7.75%, 05/29/31	7,409,537
	29,530,000	7.75%, 11/23/34	2,223,736
	67,735,000	7.75%, 11/13/42	5,098,996
	186,055,900	8.00%, 06/11/20	13,600,180
	55,700,000	8.00%, 12/07/23	4,143,145
	7,489,700	8.50%, 12/13/18	544,696
	59,588,000	8.50%, 05/31/29	4,697,711
	65,513,900	8.50%, 11/18/38	5,301,235
	26,901,000	10.00%, 11/20/36	2,485,347
	208,943,000	10.00%, 12/05/24	17,650,609
			77,353,351
Nigeria: 2.9%
		Nigerian Government Bonds
NGN	727,080,000	7.00%, 10/23/19	2,835,612
	765,110,000	13.05%, 08/16/16	3,815,938
	1,266,970,000	14.20%, 03/14/24	6,459,000
	1,185,490,000	15.10%, 04/27/17	6,091,274
	957,180,000	16.00%, 06/29/19	5,120,191
	1,319,422,000	16.39%, 01/27/22	7,326,439
			31,648,454
Peru: 2.9%
		Peruvian Government Bonds
PEN	11,230,000	5.20%, 09/12/23	3,490,647
	23,683,000	5.70%, 08/12/24	7,489,300
	12,848,000	6.90%, 08/12/37	4,189,217
	17,390,000	6.95%, 08/12/31	5,771,599
	15,113,000	7.84%, 08/12/20	5,505,219
	12,135,000	8.20%, 08/12/26	4,551,576
	3,600,000	8.60%, 08/12/17	1,273,269
			32,270,827
Philippines: 2.9%
		Philippine Government International Bonds
PHP	397,000,000	3.90%, 11/26/22	9,042,783
	403,500,000	4.95%, 01/15/21	9,731,092
	497,500,000	6.25%, 01/14/36	13,168,969
			31,942,844
Poland: 9.3%
		Polish Government Bonds
PLN	2,300,000	1.59%, 07/25/16 ^	624,885
	45,175,000	2.50%, 07/25/18	12,710,558
	29,480,000	3.25%, 07/25/19	8,534,179
	15,980,000	3.25%, 07/25/25	4,669,130
	22,464,000	3.75%, 04/25/18	6,556,306
	33,073,000	4.00%, 10/25/23	10,163,576
	29,980,000	4.75%, 10/25/16	8,680,677
	24,766,000	4.75%, 04/25/17	7,270,894
	275,000	5.00%, 04/25/16	78,680
	32,403,000	5.25%, 10/25/17	9,738,955
	18,070,000	5.25%, 10/25/20	5,771,545

See Notes to Financial Statements

49

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Poland: (continued)
PLN	24,221,000	5.50%, 10/25/19	$7,667,362
	9,073,000	5.75%, 10/25/21	3,022,744
	49,733,000	5.75%, 09/23/22	16,824,350
			102,313,841
Romania: 2.9%
		Romanian Government Bonds
RON	1,280,000	4.75%, 08/29/16	339,878
	13,545,000	4.75%, 06/24/19	3,779,075
	7,450,000	4.75%, 02/24/25	2,112,353
	14,920,000	5.60%, 11/28/18	4,255,774
	10,160,000	5.75%, 01/27/16	2,662,974
	7,310,000	5.75%, 04/29/20	2,142,013
	150,000	5.80%, 10/26/15	38,920
	15,110,000	5.85%, 04/26/23	4,566,502
	13,930,000	5.90%, 07/26/17	3,865,518
	15,420,000	5.95%, 06/11/21	4,608,847
	13,440,000	6.75%, 06/11/17	3,769,010
			32,140,864
Russia: 3.7%
		Russian Federal Bonds
RUB	167,296,000	6.20%, 01/31/18	2,903,946
	117,580,000	6.70%, 05/15/19	1,991,968
	237,440,000	6.80%, 12/11/19	3,981,140
	188,838,000	7.00%, 01/25/23	3,001,516
	449,543,000	7.00%, 08/16/23	7,063,598
	328,440,000	7.05%, 01/19/28	4,902,759
	6,313,000	7.35%, 01/20/16	120,228
	25,442,000	7.40%, 06/14/17	467,270
	120,491,000	7.50%, 03/15/18	2,162,734
	137,599,000	7.50%, 02/27/19	2,407,132
	301,250,000	7.60%, 04/14/21	5,115,270
	220,555,000	7.60%, 07/20/22	3,657,416
	5,000,000	7.85%, 03/10/18 Reg S	89,892
	144,070,000	8.15%, 02/03/27	2,401,648
			40,266,517
South Africa: 4.9%
		South African Government Bonds
ZAR	170,282,000	6.25%, 03/31/36	11,101,860
	127,802,000	6.50%, 02/28/41	8,416,697
	39,364,804	6.75%, 03/31/21	3,171,000
	118,528,000	7.00%, 02/28/31	8,696,937
	20,027,000	7.25%, 01/15/20	1,663,778
	15,140,000	7.75%, 02/28/23	1,265,985
	5,157,000	8.00%, 12/21/18	441,953
	7,240,000	8.00%, 01/31/30	586,320
	4,310,000	8.25%, 09/15/17	370,320
	81,820,000	8.75%, 02/28/48	6,944,621
	104,917,000	10.50%, 12/21/26	10,488,936
	266	13.50%, 09/15/15	23
	267	13.50%, 09/15/16	24
			53,148,454
Supranational: 6.7%
		African Development Bank
TRY	2,225,000	4.55%, 12/21/17	717,283
IDR	1,000,000,000	7.00%, 03/06/17	75,186
Principal
Amount			Value

Supranational: (continued)
		European Bank for Reconstruction & Development
IDR	123,500,000,000	7.38%, 04/15/19	$9,368,850
TRY	2,900,000	8.00%, 10/11/18	1,044,424
		European Investment Bank
PLN	7,800,000	4.25%, 10/25/22	2,477,064
MXN	6,730,000	5.33%, 09/01/15 ^	434,752
ZAR	30,000,000	7.50%, 01/30/19	2,499,132
	82,000,000	7.50%, 09/10/20 Reg S	6,746,603
	90,200,000	8.13%, 12/21/26	7,316,399
TRY	24,651,000	8.50%, 07/25/19	9,029,132
ZAR	22,890,000	9.00%, 12/21/18 Reg S	1,995,833
BRL	9,570,000	9.65%, 10/22/19 ^	2,045,868
		Inter-American Development Bank
IDR	10,000,000,000	7.00%, 02/04/19	750,241
	30,000,000,000	7.25%, 07/17/17	2,269,585
MXN	118,585,000	8.00%, 01/26/16	8,031,038
BRL	18,250,000	10.25%, 05/18/18	6,056,660
		International Bank for Reconstruction & Development
MXN	14,500,000	4.00%, 08/16/18	953,064
BRL	2,300,000	9.50%, 03/02/17	752,031
		International Finance Corp.
MXN	117,060,000	6.00%, 01/28/16	7,813,450
BRL	7,900,000	10.50%, 04/17/18	2,631,665
			73,008,260
Thailand: 6.4%
		Thailand Government Bonds
THB	100,178,000	2.80%, 10/10/17	3,120,697
	203,994,000	3.25%, 06/16/17	6,405,461
	127,090,000	3.45%, 03/08/19	4,072,609
	54,670,000	3.58%, 12/17/27	1,810,175
	9,484,000	3.63%, 05/22/15	288,008
	222,336,000	3.63%, 06/16/23	7,355,541
	327,093,000	3.65%, 12/17/21	10,771,366
	171,615,000	3.85%, 12/12/25	5,868,926
	346,615,000	3.88%, 06/13/19	11,329,321
	102,644,000	4.13%, 11/18/16	3,233,658
	824,000	4.75%, 12/20/24	29,859
	197,945,000	4.88%, 06/22/29	7,466,709
	93,718,000	5.13%, 03/13/18	3,109,817
	30,186,000	5.40%, 07/27/16	958,147
	30,977,000	5.50%, 03/13/23	1,145,034
	23,507,000	5.63%, 01/12/19	806,181
	75,644,000	5.85%, 03/31/21	2,747,044
			70,518,553
Turkey: 6.3%
		Turkish Government Bonds
TRY	14,000,000	6.30%, 02/14/18	4,834,308
	21,010,000	7.10%, 03/08/23	6,938,802
	7,500,000	8.20%, 07/13/16	2,755,780
	14,460,000	8.30%, 06/20/18	5,256,658
	8,350,000	8.50%, 07/10/19	3,032,363
	14,260,000	8.50%, 09/14/22	5,150,743
	13,275,000	8.80%, 11/14/18	4,877,979
	21,066,000	8.80%, 09/27/23	7,705,393
	20,515,000	9.00%, 03/08/17	7,630,385

See Notes to Financial Statements

50

Principal
Amount			Value

Turkey: (continued)
TRY	14,500,000	9.00%, 07/24/24	$5,406,706
	13,488,000	9.50%, 01/12/22	5,104,985
	4,240,000	10.40%, 03/27/19	1,640,431
	8,750,000	10.40%, 03/20/24	3,524,335
	10,567,000	10.50%, 01/15/20	4,165,337
	2,600,000	10.70%, 02/24/16	977,740
			69,001,945
Total Government Obligations
(Cost: $1,110,043,739)			990,505,313
Total Investments Before Collateral for Securities Loaned: 97.5%
(Cost: $1,217,155,176)			1,066,472,459
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2%
Repurchase Agreements: 0.2%
USD	1,000,000	Repurchase agreement dated 4/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $1,020,000 including accrued interest)	1,000,000
	772,422	Repurchase agreement dated 4/30/15 with Morgan Stanley & Co. LLC, 0.10%, due 5/1/15, proceeds $772,424; (collateralized by various U.S. government and agency obligations, 3.50%, due 4/1/45, valued at $787,870 including accrued interest)	772,422
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,772,422)			1,772,422
Total Investments: 97.7% (Cost: $1,218,927,598)			1,068,244,881
Other assets less liabilities: 2.3%			25,278,920
NET ASSETS: 100.0%			$1,093,523,801

See Notes to Financial Statements

51

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,280,173 which represents 0.6% of net assets.
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $1,605,008.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.6%	$6,280,173
Energy	0.7	7,383,453
Financial	1.6	16,816,873
Government	92.9	990,505,313
Industrial	1.1	12,190,225
Utilities	3.1	33,296,422
	100.0%	$1,066,472,459

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$75,967,146	$—	$75,967,146
Government Obligations*	—	990,505,313	—	990,505,313
Repurchase Agreements	—	1,772,422	—	1,772,422
Total	$—	$1,068,244,881	$—	$1,068,244,881
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

52

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount		Value

CORPORATE BONDS: 98.1%
Cayman Islands: 5.5%
$100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$105,500
150,000	SMFG Preferred Capital USD 1 Ltd. 6.08%, 01/25/17 (c) 144A	159,562
100,000	SMFG Preferred Capital USD 3 Ltd. 9.50%, 07/25/18 (c) Reg S	121,700
	Transocean, Inc.
275,000	6.00%, 03/15/18 †	275,687
550,000	6.38%, 12/15/21 †	486,062
380,000	6.80%, 03/15/38	292,600
		1,441,111
Finland: 1.4%
	Nokia OYJ
175,000	5.38%, 05/15/19	190,654
60,000	6.63%, 05/15/39	72,000
100,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	122,000
		384,654
France: 3.2%
60,000	Banque PSA Finance 5.75%, 04/04/21 144A	65,550
50,000	BPCE SA 12.50%, 09/30/19 (c) 144A	68,094
	Credit Agricole SA
100,000	6.64%, 05/31/17 (c) Reg S	106,563
200,000	8.38%, 10/13/19 (c) 144A	237,350
200,000	Lafarge SA 7.13%, 07/15/36	262,000
100,000	Societe Generale 5.92%, 04/05/17 (c) Reg S	105,000
		844,557
Italy: 1.2%
305,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	307,790
Japan: 1.5%
375,000	SoftBank Corp. 4.50%, 04/15/20 144A	385,312
Liberia: 0.4%
100,000	Royal Caribbean Cruises 7.25%, 03/15/18	111,370
Luxembourg: 10.6%
	ArcelorMittal
150,000	5.25%, 02/25/17	156,435
220,000	6.13%, 06/01/18	235,400
290,000	6.25%, 03/01/21	304,355
150,000	7.00%, 02/25/22	163,687
330,000	7.50%, 03/01/41	339,075
190,000	7.75%, 10/15/39	197,125
245,000	10.60%, 06/01/19	295,837
	Telecom Italia Capital
300,000	6.00%, 09/30/34	315,000
150,000	6.38%, 11/15/33	162,523
350,000	7.00%, 06/04/18	392,000
100,000	7.72%, 06/04/38	119,250
100,000	UniCredit Luxembourg Finance SA 6.00%, 10/31/17 144A	107,307
		2,787,994
Principal Amount		Value

Netherlands: 0.6%
$150,000	Royal Bank of Scotland NV 4.65%, 06/04/18	$158,411
Norway: 1.4%
	Eksportfinans ASA
85,000	2.38%, 05/25/16	85,478
90,000	5.50%, 05/25/16	93,263
175,000	5.50%, 06/26/17	186,688
		365,429
Spain: 0.4%
100,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c) †	103,900
United Kingdom: 5.8%
140,000	Barclays Bank Plc Perpetual 6.28%, 12/15/34 (c)	152,571
100,000	Hanson Ltd. 6.13%, 08/15/16	105,750
135,000	Lloyds Banking Group Plc 6.41%, 10/01/35 (c) 144A	153,900
	Royal Bank of Scotland Group Plc
150,000	6.99%, 10/05/17 (c) 144A	178,500
300,000	7.64%, 09/30/17 (c)	330,000
	Tesco Plc
210,000	5.50%, 11/15/17 144A	225,803
170,000	6.15%, 11/15/37 144A	174,918
200,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	214,250
		1,535,692
United States: 66.1%
	ADT Corp.
200,000	3.50%, 07/15/22 †	189,500
160,000	4.13%, 06/15/23 †	153,600
125,000	4.88%, 07/15/42	105,000
50,000	AECOM Global II LLC / URS Fox US LP 5.00%, 01/01/22 (c)	48,238
	Alcatel-Lucent USA, Inc.
180,000	6.45%, 03/15/29	202,050
75,000	6.50%, 01/15/28	84,375
	Alcoa, Inc.
385,000	5.40%, 01/15/21 (c)	423,127
5,000	5.55%, 02/01/17	5,300
180,000	5.90%, 02/01/27	198,092
75,000	5.95%, 02/01/37	80,063
300,000	6.15%, 08/15/20	340,034
75,000	6.75%, 07/15/18	84,888
	Allegheny Technologies, Inc.
100,000	5.95%, 10/15/20 (c)	104,750
150,000	6.38%, 05/15/23 (c)	159,375
102,000	Ally Financial, Inc. 8.00%, 11/01/31 †	134,066
100,000	Ameren Energy Generating Co. 7.95%, 06/01/32	96,750
380,000	ARC Properties Operating Partnership LP 2.00%, 02/06/17	370,500
	Avon Products, Inc.
200,000	5.35%, 03/15/20 †	188,000
140,000	5.75%, 03/15/23 †	127,400
73,000	BAC Capital Trust XI 6.63%, 05/23/36	86,992

See Notes to Financial Statements

53

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
$100,000	Best Buy Co., Inc. 5.50%, 12/15/20 (c)	$105,750
75,000	BMC Software, Inc. 7.25%, 06/01/18	72,375
	CenturyLink, Inc.
110,000	6.00%, 04/01/17	117,837
75,000	6.88%, 01/15/28	78,375
160,000	7.60%, 09/15/39	160,800
125,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	100,000
	Cliffs Natural Resources, Inc.
70,000	5.95%, 01/15/18	57,400
203,000	7.75%, 03/31/17 (c) † 144A	147,175
150,000	Commercial Metals Co. 6.50%, 07/15/17	159,000
60,000	ConAgra Foods, Inc. 9.75%, 03/01/21	77,151
50,000	Cooper Tire & Rubber Co. 7.63%, 03/15/27	53,250
50,000	Countrywide Capital III 8.05%, 06/15/27	63,537
50,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	57,750
	DCP Midstream LLC
240,000	4.75%, 09/30/21 144A	230,056
150,000	5.35%, 03/15/20 144A	148,867
	DCP Midstream Operating LP
125,000	2.50%, 11/01/17 (c)	120,021
150,000	3.88%, 12/15/22 (c)	138,418
25,000	Dean Holding Co. 6.90%, 10/15/17	26,813
	Dell, Inc.
180,000	4.63%, 04/01/21	182,700
100,000	5.88%, 06/15/19	110,187
160,000	6.50%, 04/15/38	168,000
40,000	Dillard’s, Inc. 7.13%, 08/01/18	45,300
160,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	201,000
	Embarq Corp.
100,000	7.08%, 06/01/16	105,531
375,000	8.00%, 06/01/36	443,437
100,000	Energen Corp. 4.63%, 06/01/21 (c) †	94,459
60,000	Fifth Street Finance Corp. 4.88%, 03/01/19	61,546
60,000	First Niagara Financial Group, Inc. 7.25%, 12/15/21	67,120
50,000	First Tennessee Capital II 6.30%, 06/04/15 (c)	48,563
	FirstEnergy Corp.
260,000	4.25%, 12/15/22 (c)	270,445
195,000	7.38%, 11/15/31	249,091
220,000	Frontier Communications Corp. 9.00%, 08/15/31	232,650
65,000	Gannett Co., Inc. 10.00%, 04/01/16	69,713
40,000	GenOn AmerIcas Generation, LLC 9.13%, 05/01/31 †	38,250
Principal Amount		Value

United States: (continued)
	Genworth Holdings, Inc.
$130,000	4.80%, 02/15/24	$112,938
60,000	6.15%, 11/15/16 (c)	38,400
280,000	7.63%, 09/24/21	298,200
130,000	7.70%, 06/15/20	141,700
245,000	Goldman Sachs Capital I 6.35%, 02/15/34	295,897
50,000	Goodyear Tire & Rubber Co. 7.00%, 03/15/28	54,250
240,000	H. J. Heinz Finance Co. 7.13%, 08/01/39 144A	323,100
50,000	Harsco Corp. 5.75%, 05/15/18	52,125
	HCA, Inc.
100,000	7.50%, 11/15/95	98,500
10,000	7.69%, 06/15/25	11,450
20,000	8.36%, 04/15/24 (p)	23,800
175,000	Hospira, Inc. 6.05%, 03/30/17	189,920
200,000	International Game Technology 7.50%, 06/15/19	213,783
255,000	JC Penney Corp., Inc. 7.40%, 04/01/37 (p)	205,912
75,000	Knight Ridder, Inc. 5.75%, 09/01/17	78,188
	L Brands, Inc.
150,000	6.90%, 07/15/17	165,937
60,000	6.95%, 03/01/33	65,550
	Leidos, Inc.
130,000	5.50%, 07/01/33	124,651
80,000	7.13%, 07/01/32	83,671
160,000	Leucadia National Corp. 5.50%, 01/18/23 (c)	164,595
	Masco Corp.
250,000	6.13%, 10/03/16	265,125
60,000	6.50%, 08/15/32	64,500
100,000	MDC Holdings, Inc. 5.63%, 02/01/20	106,250
	Meccanica Holdings USA, Inc.
100,000	6.25%, 07/15/19 144A	111,250
100,000	6.25%, 01/15/40 144A	102,750
250,000	New Albertsons, Inc. 8.00%, 05/01/31	248,750
270,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	276,075
	NuStar Logistics, LP
100,000	4.80%, 09/01/20	101,500
80,000	8.15%, 04/15/18	90,500
175,000	ONEOK, Inc. 4.25%, 11/02/21 (c)	168,417
100,000	Pactiv LLC 7.95%, 12/15/25	102,500
	PPL Energy Supply LLC
210,000	4.60%, 09/15/21 (c)	196,667
110,000	6.50%, 05/01/18 †	117,423
50,000	Provident Financing Trust I 7.41%, 03/15/38	58,911
175,000	PulteGroup, Inc. 7.63%, 10/15/17	196,000

See Notes to Financial Statements

54

Principal Amount		Value

United States: (continued)
$50,000	QEP Resources, Inc. 6.80%, 03/01/20	$52,063
120,000	Regions Financial Corp. 7.38%, 12/10/37	156,064
50,000	Rite Aid Corp. 7.70%, 02/15/27	60,125
	Rockies Express Pipeline
175,000	5.63%, 04/15/20 144A	186,375
70,000	6.85%, 07/15/18 144A	76,125
96,000	6.88%, 04/15/40 144A	105,360
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17 †	19,103
160,000	7.63%, 06/15/20	185,000
225,000	Safeway, Inc. 7.25%, 02/01/31	229,500
60,000	Seacor Holdings, Inc. 7.38%, 10/01/19	61,800
80,000	Sealed Air Corp. 6.88%, 07/15/33 144A	83,600
50,000	ServiceMaster Co. LLC 7.45%, 08/15/27	51,125
	SLM Corp.
100,000	5.63%, 08/01/33	82,000
140,000	6.00%, 01/25/17	147,000
290,000	8.00%, 03/25/20	323,710
460,000	8.45%, 06/15/18	514,372
400,000	Springleaf Finance Corp. 6.90%, 12/15/17	426,000
	Sprint Capital Corp.
330,000	6.88%, 11/15/28	299,475
430,000	6.90%, 05/01/19	443,902
280,000	8.75%, 03/15/32	287,700
200,000	Sprint Nextel Corp. 6.00%, 12/01/16	209,000
60,000	Synovus Financial Corp. 5.13%, 06/15/17	61,950
60,000	Tenet Healthcare Corp. 6.88%, 11/15/31	56,400
120,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	136,800
50,000	Toys R Us, Inc. 7.38%, 10/15/18	36,000
195,000	UBS Preferred Funding Trust 6.24%, 05/15/16 (c) †	203,309
60,000	United States Cellular Corp. 6.70%, 12/15/33	56,970
200,000	United States Steel Corp. 7.00%, 02/01/18 †	213,500
150,000	Vulcan Materials Co. 7.00%, 06/15/18	171,000
		17,369,180
Total Corporate Bonds (Cost: $24,833,801)		25,795,400
Number of Shares		Value

MONEY MARKET FUND: 1.7% (Cost: $443,726)
443,726	Dreyfus Government Cash Management Fund	$443,726
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $25,277,527)		26,239,126
Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.8%
Repurchase Agreements: 7.8%
$1,000,000	Repurchase agreement dated 4/30/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 4/30/15 with Mizuho Securities USA, Inc., 0.13%, due 5/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/1/19 to 5/1/45, valued at $1,020,000 including accrued interest)	1,000,000
41,590	Repurchase agreement dated 4/30/15 with Royal Bank of Scotland PLC, 0.11%, due 5/1/15, proceeds $41,590; (collateralized by various U.S. government and agency obligations, 0.11% to 5.13%, due 5/15/15 to 2/15/44, valued at $42,422 including accrued interest)	41,590
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $2,041,590)		2,041,590
Total Investments: 107.6% (Cost: $27,319,117)		28,280,716
Liabilities in excess of other assets: (7.6)%		(2,001,786)
NET ASSETS: 100.0%		$26,278,930

See Notes to Financial Statements

55

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $1,894,313.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,177,819, or 15.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	14.4%	$3,786,618
Communications	18.4	4,820,992
Consumer, Cyclical	7.1	1,870,577
Consumer, Non-cyclical	9.4	2,456,083
Diversified	0.6	164,595
Energy	11.1	2,904,385
Financial	25.4	6,655,352
Industrial	5.4	1,426,588
Technology	2.8	741,584
Utilities	3.7	968,626
Money Market Fund	1.7	443,726
	100.0%	$26,239,126

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$25,795,400	$—	$25,795,400
Money Market Fund	443,726	—	—	443,726
Repurchase Agreements	—	2,041,590	—	2,041,590
Total	$443,726	$27,836,990	$—	$28,280,716
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

56

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal Amount			Value

CORPORATE BONDS: 97.4%
Argentina: 0.6%
USD	84,525	Aeropuertos Argentinia 2000 SA 10.75%, 12/22/15 (c) Reg S	$90,019
	100,000	Arcor SAIC 7.25%, 06/04/15 (c) 144A	105,750
	200,000	Inversiones y Representaciones SA 11.50%, 07/20/20 Reg S	230,000
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	158,813
	25,000	7.88%, 05/07/21 144A	26,469
	325,000	YPF SA 8.88%, 12/19/18 † 144A	344,906
			955,957
Australia: 0.7%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 † 144A	96,125
		FMG Resources August 2006 Pty Ltd.
	415,000	6.88%, 04/01/17 (c) † 144A	315,919
	280,000	8.25%, 11/01/15 (c) † 144A	245,350
EUR	300,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	366,000
			1,023,394
Austria: 0.8%
	550,000	Hypo Alpe-Adria-Bank International AG 4.38%, 01/24/17	362,067
USD	100,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	104,550
	200,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	36,000
	300,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	327,000
EUR	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	181,310
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	235,764
			1,246,691
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	273,125
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	273,470
Bermuda: 0.8%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) † 144A	201,320
		Digicel Group Ltd.
	160,000	7.13%, 04/01/17 (c) 144A	151,900
	300,000	8.25%, 09/30/16 (c) 144A	310,920
	400,000	Digicel Ltd. 6.00%, 04/15/16 (c) 144A	389,284
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	217,000
			1,270,424
Brazil: 1.2%
	225,000	Banco BMG SA 9.95%, 11/05/19 Reg S	229,163
	300,000	Banco BTG Pactual SA 5.75%, 09/28/22 † Reg S	275,250
Principal Amount			Value

Brazil: (continued)
USD	400,000	Banco do Brasil SA 5.88%, 01/19/23 144A	$406,880
	200,000	Banco do Estado do Rio Grande do Sul SA 7.38%, 02/02/22 Reg S	200,740
	425,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	418,497
		Telemar Norte Leste SA
EUR	200,000	5.13%, 12/15/17 Reg S	231,618
USD	145,000	5.50%, 10/23/20 144A	130,138
			1,892,286
British Virgin Islands: 1.3%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	96,000
	200,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c) Reg S	207,000
	300,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	272,250
	200,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) Reg S	213,000
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	210,170
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	203,500
	300,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) 144A	304,500
	400,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	385,529
	200,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) 144A	188,568
			2,080,517
Canada: 5.5%
		Air Canada
CAD	100,000	7.63%, 10/01/16 (c) 144A	88,338
USD	200,000	8.75%, 04/01/17 (c) 144A	223,000
	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	311,200
		Bombardier, Inc.
EUR	200,000	6.13%, 05/15/21 † Reg S	245,400
USD	520,000	6.13%, 01/15/23 144A	499,564
CAD	299,000	7.35%, 12/22/26 144A	245,001
USD	250,000	Brookfield Residential 6.50%, 12/15/15 (c) 144A	263,125
		Cascades, Inc.
	100,000	5.50%, 07/15/17 (c) 144A	101,625
	182,000	7.88%, 06/04/15 (c)	190,190
CAD	285,000	Corus Entertainment, Inc. 4.25%, 02/11/20 Reg S	232,353
USD	200,000	Eldorado Gold Corp. 6.13%, 12/15/16 (c) 144A	198,000
		First Quantum Minerals Ltd.
	341,000	6.75%, 02/15/17 (c) 144A	318,835
	321,000	7.00%, 02/15/18 (c) 144A	300,937
	200,000	Gibson Energy, Inc. 6.75%, 07/15/16 (c) 144A	209,220
CAD	250,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	218,266

See Notes to Financial Statements

57

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Canada: (continued)
USD	200,000	Hudbay Minerals, Inc. 9.50%, 10/01/16 (c)	$210,500
	200,000	Iamgold Corp. 6.75%, 10/01/16 (c) 144A	172,000
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) 144A	212,500
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	263,150
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	392,000
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	199,000
	400,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	415,000
	100,000	Northern Blizzard Resources, Inc. 7.25%, 02/01/17 (c) 144A	95,500
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	264,063
		Pacific Rubiales Energy Corp.
	280,000	5.13%, 03/28/18 (c) 144A	199,500
	220,000	5.38%, 01/26/17 (c) † 144A	172,744
	226,000	5.63%, 01/19/20 (c) 144A	158,765
CAD	200,000	Paramount Resources Ltd. 8.25%, 06/03/15 (c)	170,898
USD	256,000	PetroBakken Energy Ltd. 8.63%, 02/01/16 (c) † 144A	198,400
	360,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	353,700
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	62,175
CAD	355,000	6.63%, 01/15/23 144A	310,304
USD	200,000	Seven Generations Energy Ltd. 8.25%, 05/15/16 (c) 144A	215,500
	200,000	Telesat Canada / Telesat, LLC 6.00%, 06/04/15 (c) 144A	203,600
	500,000	Tervita Corp. 9.75%, 11/01/15 (c) 144A	335,000
CAD	245,000	Videotron Ltee 7.13%, 06/03/15 (c)	211,878
			8,461,231
Cayman Islands: 4.9%
USD	330,000	Agile Property Holdings Ltd. 8.88%, 06/03/15 (c) † Reg S	338,078
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 † Reg S	192,500
GBP	100,000	Brakes Capital 7.13%, 12/15/15 (c) Reg S	157,913
USD	200,000	Central China Real Estate 8.00%, 01/28/17 (c) Reg S	198,181
	200,000	China Shanshui Cement Group Ltd. 8.50%, 06/04/15 (c) 144A	203,750
	300,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	308,250
	300,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 † Reg S	341,250
	200,000	Fibria Overseas Finance Ltd. 5.25%, 05/12/24	207,000
	150,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) 144A	145,125
Principal
Amount			Value

Cayman Islands: (continued)
USD	300,000	Greenland Hong Kong Holdings Ltd. 4.38%, 08/07/17 † Reg S	$302,353
	200,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) † Reg S	210,000
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	198,100
	200,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	230,240
	250,000	JBS Finance II Ltd. 8.25%, 06/03/15 (c) Reg S	260,378
	400,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	400,000
	300,000	Longfor Properties 6.88%, 10/18/16 (c) † Reg S	312,750
	300,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	219,750
		Mizuho Capital Investment 1 Ltd.
	50,000	6.69%, 06/30/16 (c) 144A	52,750
	90,000	6.69%, 06/30/16 (c) Reg S	94,950
	200,000	Mongolian Mining Corp. 8.88%, 06/03/15 (c) Reg S	154,000
	170,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	184,025
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) † Reg S	416,260
	300,000	SMFG Preferred Capital USD 1 Ltd. 6.08%, 01/25/17 (c) 144A	319,125
	100,000	SMFG Preferred Capital USD 3 Ltd. 9.50%, 07/25/18 (c) 144A	121,700
	300,000	SOHO China Ltd. 7.13%, 11/07/17 (c) † Reg S	307,443
	200,000	Sunac China Holdings Ltd. 9.38%, 04/05/16 (c) † Reg S	203,500
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 † 144A	212,000
	200,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	206,000
	200,000	Texhong Textile Group Ltd. 6.50%, 01/18/17 (c) Reg S	203,000
EUR	82,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	95,896
USD	270,000	UPCB Finance III Ltd. 6.63%, 07/01/15 (c) 144A	281,070
	360,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	339,300
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	198,994
			7,615,631
China / Hong Kong: 0.3%
	200,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	226,680
	300,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 144A	275,829
			502,509

See Notes to Financial Statements

58

Principal
Amount			Value

Colombia: 0.7%
USD	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	$103,500
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	86,040
	50,000	7.50%, 07/30/22 144A	53,775
	360,000	Bancolombia SA 5.13%, 09/11/22	369,180
	500,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) † Reg S	511,100
			1,123,595
Croatia: 0.4%
		Agrokor D.D.
	175,000	8.88%, 02/01/16 (c) Reg S	194,299
	150,000	8.88%, 02/01/16 (c) 144A	166,542
	200,000	Hrvatska Elektroprivreda 6.00%, 11/09/17 Reg S	211,000
			571,841
Denmark: 0.3%
GBP	200,000	Danske Bank A/S 5.68%, 02/15/17 (c)	319,798
USD	220,000	Welltec A/S 8.00%, 06/04/15 (c) 144A	211,200
			530,998
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/15 (c) (s) Reg S	99,140
Finland: 0.6%
	334,000	Nokia OYJ 5.38%, 05/15/19	363,876
		Stora Enso OYJ
EUR	100,000	5.50%, 03/07/19 Reg S	128,303
USD	100,000	6.40%, 04/15/16 144A	105,500
	210,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	256,200
			853,879
France: 7.2%
EUR	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	231,743
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	221,589
	200,000	3.50%, 03/22/21	228,805
	150,000	3.88%, 09/23/16	173,806
	200,000	4.38%, 11/06/19	240,067
	200,000	4.88%, 09/23/24	243,720
	220,000	BPCE SA 12.50%, 09/30/19 (c)	345,894
	200,000	Casino Guichard Perrachon 4.87%, 01/31/19 (c) Reg S	235,540
USD	450,000	Cie Generale de Geophysique — Veritas 6.50%, 06/01/16 (c)	366,750
	250,000	CMA CGM 8.50%, 06/04/15 (c) † 144A	256,875
		Credit Agricole SA
EUR	400,000	8.20%, 03/31/18 (c)	530,580
USD	200,000	8.38%, 10/13/19 (c) 144A	237,350
EUR	200,000	Crown European Holdings SA 4.00%, 04/15/22 (c) Reg S	240,358
	150,000	Europcar Groupe SA 11.50%, 05/15/17 Reg S	190,353
Principal
Amount			Value

France: (continued)
EUR	200,000	Faurecia 9.38%, 12/15/16 Reg S	$254,925
	350,000	Groupama SA 7.88%, 10/27/19 (c)	449,846
	267,000	Italcementi Finance SA 6.63%, 03/19/20 (s) Reg S	352,244
	150,000	Labco SAS 8.50%, 06/03/15 (c) Reg S	177,243
		Lafarge SA
	300,000	4.75%, 09/30/20 Reg S	398,630
	600,000	6.63%, 11/29/18 Reg S	780,562
	311,000	8.88%, 11/24/16 Reg S	391,501
	300,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	350,452
	100,000	Médi-Partenaires SAS 7.00%, 05/15/16 (c) Reg S	118,778
USD	200,000	Natixis SA 10.00%, 04/30/18 (c) 144A	239,000
EUR	200,000	Nexans SA 4.25%, 03/19/18	240,694
		Numericable Group SA
	725,000	5.63%, 05/15/19 (c) 144A	861,102
USD	775,000	6.00%, 05/15/17 (c) 144A	794,859
EUR	600,000	Peugeot SA 7.38%, 03/06/18 Reg S	780,656
USD	250,000	Rexel SA 6.13%, 12/15/15 (c) 144A	260,625
EUR	400,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	567,559
	300,000	Veolia Environnement 4.45%, 04/16/18 (c) Reg S	354,800
			11,116,906
Germany: 3.3%
	200,000	Bayerische Landesbank 5.75%, 10/23/17	245,156
	600,000	Commerzbank AG 7.75%, 03/16/21	850,964
	274,000	Deutsche Lufthansa AG 6.50%, 07/07/16	328,996
	150,000	Franz Haniel & Cie. GmbH 5.88%, 02/01/17	182,926
	200,000	Hapag-Lloyd AG 7.75%, 10/01/15 (c) Reg S	234,475
	135,000	KM Germany Holdings GmbH 8.75%, 12/15/15 (c) Reg S 144A	166,023
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	205,200
EUR	300,000	Techem GmbH 6.13%, 10/01/15 (c) Reg S	358,436
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	118,526
	725,000	4.00%, 08/27/18	877,992
	42,000	4.38%, 02/28/17	49,934
	300,000	Trionista HoldCo GmbH 5.00%, 04/30/16 (c) Reg S	352,133
		Unitymedia Hessen GmbH & Co.
	600,000	4.00%, 01/15/20 (c) Reg S	691,491
	360,000	5.50%, 09/15/17 (c) Reg S	435,166
			5,097,418

See Notes to Financial Statements

59

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Hungary: 0.2%
EUR	300,000	OTP Bank Plc 5.27%, 09/19/16 †	$352,121
India: 0.2%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	115,225
	200,000	6.38%, 04/30/17 (c) 144A	209,500
			324,725
Indonesia: 0.2%
	200,000	Berau Coal Energy Tbk PT 7.25%, 06/04/15 (c) 144A	105,000
	200,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	197,750
			302,750
Ireland: 4.2%
	675,000	Aercap Ireland Capital Ltd. 4.50%, 05/15/21 144A	712,125
EUR	100,000	AG Spring Finance Ltd. 7.50%, 06/01/15 (c) Reg S	114,296
USD	600,000	Alfa Bank 7.75%, 04/28/21 Reg S	597,450
EUR	200,000	Allied Irish Banks Plc 2.75%, 04/16/19 Reg S	235,620
	550,000	Ardagh Packaging Finance Plc 4.25%, 06/30/17 (c) Reg S	631,710
		Bank of Ireland
	300,000	2.00%, 05/08/17 Reg S	342,409
	200,000	4.25%, 06/11/19 (c) Reg S	231,968
USD	200,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	198,500
		Gazprombank OJSC via GPB Eurobond Finance Plc
EUR	300,000	4.00%, 07/01/19 Reg S	302,438
USD	200,000	7.25%, 05/03/19 Reg S	194,600
	300,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c) 144A	307,500
	460,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	419,468
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	225,125
	200,000	Nomos Bank 7.25%, 04/25/18 144A	196,750
	200,000	Novatek OAO via Novatek Finance Ltd. 4.42%, 12/13/22 144A	170,000
	360,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	308,250
	675,000	Russian Railways via RZD Capital Plc 5.70%, 04/05/22 Reg S	641,250
	200,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	189,000
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	185,000
EUR	306,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	383,178
			6,586,637
Israel: 0.2%
USD	240,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	257,568
Principal
Amount			Value

Italy: 6.7%
EUR	100,000	Astaldi SpA 7.13%, 12/01/16 (c) Reg S	$121,047
		Banca Monte dei Paschi di Siena SpA
	300,000	3.63%, 04/01/19 Reg S	348,007
GBP	200,000	5.75%, 09/30/16	307,383
EUR	200,000	Banca Popolare di Milano 7.13%, 03/01/21 Reg S	264,321
	200,000	Banca Popolare Di Vicenza 5.00%, 10/25/18 Reg S	239,124
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	470,860
	200,000	6.00%, 11/05/20 Reg S	247,340
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	226,290
		Enel SpA
	200,000	6.50%, 01/10/19 (c) Reg S	250,951
USD	500,000	8.75%, 09/24/23 (c) 144A	604,250
		Finmeccanica Finance SA
EUR	100,000	4.38%, 12/05/17	121,406
	186,000	5.25%, 01/21/22	244,338
GBP	175,000	8.00%, 12/16/19	321,181
EUR	217,000	Finmeccanica SpA 4.88%, 03/24/25	284,953
		Intesa Sanpaolo SpA
	200,000	5.00%, 09/23/19 Reg S	252,361
	500,000	6.63%, 09/13/23 Reg S	706,529
	200,000	8.05%, 06/20/18 (c)	258,343
	200,000	8.38%, 10/14/19 (c) Reg S	272,462
		Telecom Italia SpA
	1,300,000	5.25%, 02/10/22 Reg S	1,741,976
	700,000	5.38%, 01/29/19 † Reg S	893,579
GBP	150,000	6.38%, 06/24/19	256,410
		UniCredit SpA
EUR	300,000	5.83%, 10/28/20 (c) Reg S	374,387
	250,000	6.70%, 06/05/18	320,732
	300,000	6.95%, 10/31/22 Reg S	410,839
	250,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	297,349
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	230,220
	250,000	Veneto Banca SCPA 4.00%, 01/20/17 Reg S	286,112
			10,352,750
Japan: 0.4%
USD	550,000	SoftBank Corp. 4.50%, 04/15/20 144A	565,125
Kazakhstan: 0.4%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	206,572
EUR	264,000	Kazkommertsbank JSC 6.88%, 02/13/17	298,783
USD	200,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	190,500
			695,855

See Notes to Financial Statements

60

Principal
Amount			Value

Luxembourg: 18.1%
USD	200,000	Accudyne Industries Borrower 7.75%, 12/15/15 (c) 144A	$182,000
	200,000	Aguila 3 SA 7.88%, 06/04/15 (c) 144A	202,500
	200,000	Albea Beauty Holdings SA 8.38%, 11/01/15 (c) 144A	217,000
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	229,350
		Altice Financing SA
	400,000	6.63%, 02/15/18 (c) 144A	414,000
	550,000	9.88%, 12/15/16 (c) 144A	609,812
	1,050,000	Altice SA 7.75%, 05/15/17 (c) 144A	1,063,135
		ArcelorMittal
	225,000	5.25%, 02/25/17 (s)	234,653
	240,000	6.13%, 06/01/18	256,800
	770,000	7.00%, 02/25/22 (s)	840,262
	425,000	7.50%, 03/01/41 (s)	436,687
	250,000	7.75%, 10/15/39 (s)	259,375
	340,000	10.60%, 06/01/19 (s)	410,550
	208,768	Ardagh Finance Holdings SA 8.63%, 06/15/16 (c) 144A	223,904
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	148,296
USD	324,000	CHC Helikopter SA 9.25%, 10/15/15 (c) †	284,407
EUR	175,000	Cirsa Funding Luxembourg SA 8.75%, 06/03/15 (c) Reg S	201,636
	100,000	Clariant Finance Luxembourg SA 5.63%, 01/24/17	121,686
USD	200,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	205,000
	400,000	Convatec Healthcare E SA 10.50%, 06/04/15 (c) 144A	423,500
	200,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) 144A	181,000
		CSN Resources SA
	220,000	6.50%, 07/21/20 † Reg S	203,500
	200,000	6.50%, 07/21/20 † 144A	185,000
EUR	175,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	208,237
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	273,000
	300,000	6.50%, 04/22/20 144A	273,000
		Fiat Chrysler Finance Europe
EUR	400,000	4.75%, 07/15/22 Reg S	497,300
	250,000	6.63%, 03/15/18 Reg S	313,628
	820,000	Fiat Finance & Trade SA 7.00%, 03/23/17 Reg S	1,004,074
	450,000	Fiat Industrial Finance Europe SA 6.25%, 03/09/18 Reg S	562,886
	200,000	Findus Bondco SA 9.13%, 07/01/15 (c) Reg S	237,276
	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	114,150
	100,000	Gategroup Finance Luxembourg SA 6.75%, 06/03/15 (c) Reg S	117,658
Principal
Amount			Value

Luxembourg: (continued)
		Gazprom Neft OAO via GPN Capital SA
USD	600,000	4.38%, 09/19/22 144A	$511,500
	100,000	6.00%, 11/27/23 144A	93,000
		Gazprom OAO
	1,100,000	4.95%, 07/19/22 144A	1,025,750
	850,000	7.29%, 08/16/37 144A	870,400
	1,100,000	9.25%, 04/23/19 144A	1,225,950
EUR	100,000	Geo Debt Finance SCA 7.50%, 06/03/15 (c) Reg S	108,133
USD	250,000	Gestamp Funding Luxembourg SA 5.63%, 05/31/16 (c) 144A	260,000
EUR	959,000	HeidelbergCement Finance BV 8.00%, 01/31/17 Reg S	1,208,245
USD	300,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) Reg S	282,000
EUR	400,000	Ineos Group Holdings SA 5.75%, 02/15/16 (c) 144A	460,770
USD	95,000	International Automotive Components Group SA 9.13%, 06/01/15 (c) 144A	98,325
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	149,173
	250,000	KION Finance SA 6.75%, 02/15/16 (c) Reg S	301,512
	150,000	Lecta SA 8.88%, 05/15/15 (c) Reg S	179,008
USD	200,000	MHP SA 8.25%, 04/02/20 144A	163,000
	550,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	587,812
		Minerva Luxembourg SA
	195,000	7.75%, 01/31/18 (c) 144A	195,000
	200,000	12.25%, 02/10/17 (c) Reg S	220,800
	330,000	MOL Group Finance SA 6.25%, 09/26/19 † Reg S	363,000
	400,000	OAO TMK 6.75%, 04/03/20 Reg S	344,400
	200,000	Offshore Drilling Holding SA 8.63%, 09/20/17 (c) † 144A	177,000
EUR	470,000	Olivetti Finance 7.75%, 01/24/33	773,460
	300,000	Play Finance 2 SA 5.25%, 02/01/16 (c) Reg S	349,880
USD	300,000	Puma International Financing SA 6.75%, 02/01/17 (c) † Reg S	313,500
		Rosneft Finance SA
	200,000	7.25%, 02/02/20 144A	198,750
	460,000	7.88%, 03/13/18 144A	470,695
		Russian Agricultural Bank OJSC
	200,000	5.30%, 12/27/17 144A	192,274
	200,000	6.00%, 06/03/16 (c) 144A	178,000
		Sberbank of Russia via SB Capital SA
	200,000	4.95%, 02/07/17 144A	199,500
	400,000	5.13%, 10/29/22 144A	334,000
	200,000	5.18%, 06/28/19 Reg S	191,990
	450,000	6.13%, 02/07/22 144A	438,525
	300,000	Severstal OAO 6.70%, 10/25/17 144A	309,375

See Notes to Financial Statements

61

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Luxembourg: (continued)
EUR	100,000	Takko Luxembourg 2 SCA 9.88%, 04/15/16 (c) Reg S	$55,806
USD	200,000	Telecom Italia Capital 6.38%, 11/15/33	216,698
EUR	300,000	Telenet Finance Luxembourg SCA 6.38%, 11/15/15 (c) Reg S	354,654
USD	100,000	Tonon Luxembourg SA 10.50%, 05/14/17 (c) 144A	45,500
	200,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	192,000
EUR	430,000	UniCredit International Bank Luxembourg SA 8.13%, 12/10/19 (c) Reg S	571,578
USD	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) (d) * Reg S	4,500
		VTB Bank OJSC via VTB Capital SA
	600,000	6.88%, 05/29/18 144A	603,000
	600,000	6.95%, 10/17/22 144A	552,948
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 07/15/16 (c) Reg S	113,754
	200,000	4.00%, 07/15/16 (c) 144A	227,507
USD	200,000	6.50%, 04/30/16 (c) 144A	213,250
	1,000,000	7.38%, 04/23/17 (c) 144A	1,026,250
			28,087,434
Marshall Islands: 0.3%
	350,000	Drill Rigs Holdings, Inc. 6.50%, 10/01/15 (c) 144A	303,625
	100,000	Teekay Corp. 8.50%, 01/15/20	113,000
			416,625
Mexico: 1.4%
	125,000	Axtel SAB de CV 9.00%, 01/31/16 (c) (s) 144A	120,625
	300,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	340,500
	228,000	Cemex SAB de CV 9.50%, 06/15/16 (c) 144A	254,220
	265,000	Empresas ICA SAB de CV 8.90%, 02/04/16 (c) Reg S	245,708
	250,000	Grupo Elektra SAB de CV 7.25%, 08/06/15 (c) Reg S	260,625
	200,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) Reg S	207,000
	200,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) Reg S	214,300
	250,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	263,775
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	214,500
			2,121,253
Netherlands: 10.5%
	200,000	Access Finance BV 7.25%, 07/25/17 144A	198,042
	200,000	Carlson Wagonlit BV 6.88%, 06/15/15 (c) 144A	211,500
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	181,500
Principal
Amount			Value

Netherlands: (continued)
EUR	150,000	Constellium NV 4.63%, 05/15/17 (c) Reg S	$162,788
USD	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	189,500
		Fresenius Finance BV
EUR	191,000	2.88%, 07/15/20 144A	232,538
	185,000	4.00%, 02/01/24 144A	244,803
	50,000	4.00%, 02/01/24 Reg S	66,163
	200,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	235,764
		Generali Finance BV
	250,000	4.60%, 11/21/25 (c) Reg S	295,497
	450,000	5.48%, 02/08/17 (c)	526,482
	200,000	GRP Isolux Corsan Finance BV 6.63%, 04/15/17 (c) Reg S	193,015
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	194,040
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) † 144A	198,000
	370,000	InterGen NV 7.00%, 06/30/18 (c) 144A	357,975
GBP	249,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	418,512
EUR	200,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	253,524
USD	200,000	Listrindo Capital BV 6.95%, 02/21/16 (c) 144A	212,000
		Majapahit Holding BV
	80,000	7.25%, 06/28/17 Reg S	88,000
	595,000	7.75%, 01/20/20 144A	701,457
		Marfrig Holdings Europe BV
	300,000	8.38%, 05/09/18 † Reg S	293,190
	200,000	11.25%, 09/20/17 (c) 144A	194,020
	400,000	Myriad International Holdings BV 6.00%, 07/18/20 144A	446,000
	450,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	481,500
EUR	200,000	OI European Group BV 6.75%, 09/15/20 Reg S	269,492
		Petrobras Global Finance BV
	800,000	2.75%, 01/15/18	852,738
USD	900,000	4.38%, 05/20/23	802,647
	700,000	7.88%, 03/15/19 †	763,357
	2,195,000	Petrobras International Finance Co. 5.38%, 01/27/21	2,117,736
		Portugal Telecom International Finance BV
EUR	600,000	4.63%, 05/08/20 † Reg S	671,699
	200,000	5.88%, 04/17/18 Reg S	232,496
	92,000	Refresco Group BV 7.38%, 06/01/15 (c) Reg S	107,472
		Schaeffler Finance BV
	550,000	3.50%, 05/15/17 (c) 144A	637,103
USD	200,000	6.88%, 06/04/15 (c) 144A	209,250
EUR	492,000	6.88%, 06/01/15 (c) Reg S	578,435
USD	250,000	Sensata Technologies BV 4.88%, 10/15/23 144A	260,313
EUR	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	15,688

See Notes to Financial Statements

62

Principal
Amount			Value

Netherlands: (continued)
EUR	600,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	$753,766
	250,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	303,904
		VimpelCom Holdings BV
USD	200,000	5.95%, 02/13/23 144A	184,000
	50,000	6.25%, 03/01/17 Reg S	50,238
	450,000	6.25%, 03/01/17 144A	452,137
	360,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	373,392
			16,211,673
Norway: 0.5%
		Eksportfinans ASA
	156,000	2.38%, 05/25/16	156,878
	320,000	5.50%, 06/26/17	341,373
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	244,531
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	100,426
			843,208
Peru: 0.3%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) † 144A	203,690
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	87,906
	200,000	Corp. Lindley SA 4.63%, 04/12/23 144A	195,500
			487,096
Portugal: 0.2%
EUR	300,000	Novo Banco SA 4.00%, 01/21/19 Reg S	338,295
Russia: 0.1%
USD	175,000	Ukrlandfarming Plc 10.88%, 03/26/18 144A	91,875
Saudi Arabia: 0.1%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	200,750
Singapore: 0.5%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	363,189
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) * Reg S	9,750
	245,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) † 144A	245,613
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	203,703
			822,255
South Africa: 0.5%
EUR	300,000	Edcon Pty Ltd. 9.50%, 06/03/15 (c) Reg S	274,176
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 144A	300,300
	200,000	6.75%, 08/06/23 144A	208,016
			782,492
South Korea: 0.1%
	200,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	214,348
Principal
Amount			Value

Spain: 1.3%
		Abengoa Finance SAU
USD	250,000	8.88%, 11/01/17 Reg S	$261,875
EUR	200,000	8.88%, 02/05/18 Reg S	236,535
	100,000	Abengoa SA 8.50%, 03/31/16	117,960
	200,000	Banco de Sabadell SA 2.50%, 12/05/16	230,767
	400,000	Bankia SA 3.50%, 01/17/19 Reg S	484,045
	50,000	Bankinter SA 6.38%, 09/11/19	65,762
USD	100,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	103,900
EUR	100,000	BPE Financiaciones SA 2.50%, 02/01/17	115,134
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	241,740
	150,000	Mapfre SA 5.92%, 07/24/17 (c)	181,789
			2,039,507
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	201,000
	200,000	National Savings Bank 8.88%, 09/18/18 144A	218,000
			419,000
Sweden: 1.2%
		Eileme 2 AB
	100,000	11.63%, 01/31/16 (c) Reg S	112,450
	125,000	11.63%, 01/31/16 (c) 144A	140,563
EUR	25,000	11.75%, 01/31/16 (c) Reg S	31,689
	150,000	Perstorp Holding AB 9.00%, 06/03/15 (c) 144A	177,327
	300,000	Stena AB 6.13%, 02/01/17 Reg S	356,755
	200,000	TVN Finance Corporation III AB 7.38%, 12/15/16 (c) Reg S	249,959
	150,000	Unilabs Subholding AB 8.50%, 07/15/15 (c) Reg S	176,066
	200,000	Verisure Holding AB 8.75%, 06/03/15 (c) Reg S	240,035
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	346,099
			1,830,943
Turkey: 0.9%
USD	200,000	Arcelik AS 5.00%, 04/03/23 144A	192,240
	200,000	Finansbank AS 5.15%, 11/01/17 Reg S	203,110
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	201,680
	325,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 144A	323,781
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	198,080
	270,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	261,495
			1,380,386

See Notes to Financial Statements

63

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

United Kingdom: 13.2%
USD	200,000	Afren Plc 6.63%, 12/09/16 (c) 144A	$89,000
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 10/15/15 (c) 144A	97,250
	250,000	10.75%, 10/15/16 (c) 144A	201,094
		AngloGold Ashanti Holdings Plc
	275,000	5.13%, 08/01/22	265,452
	270,000	8.50%, 07/30/16 (c) †	298,012
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/16 (c) Reg S	170,963
	57,821	Bakkavor Finance 2 Plc 8.25%, 06/01/15 (c) Reg S	92,970
	550,000	Barclays Bank Plc 14.00%, 06/15/19 (c)	1,137,867
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	272,005
USD	300,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	297,750
GBP	200,000	Co-Operative Bank Plc 5.13%, 09/20/17	301,119
	249,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	417,050
	150,000	Crown Newco 3 Plc 8.88%, 06/01/15 (c) Reg S	240,531
	100,000	Elli Finance UK Plc 8.75%, 06/15/15 (c) Reg S	154,279
USD	200,000	EnQuest Plc 7.00%, 04/15/17 (c) 144A	157,000
GBP	175,000	Enterprise Inns 6.50%, 12/06/18	287,084
	135,000	Gala Group Finance Plc 8.88%, 06/01/15 (c) Reg S	217,834
	340,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	565,000
	200,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	333,912
USD	300,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	302,250
EUR	800,000	International Game Technology Plc 4.13%, 11/15/19 (c) Reg S	911,007
	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	170,268
GBP	200,000	Investec Bank Plc 9.63%, 02/17/22 Reg S	367,339
		Jaguar Land Rover Plc
	200,000	5.00%, 02/15/22 144A	330,903
	200,000	8.25%, 03/15/16 (c) Reg S	341,156
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	258,750
EUR	225,000	Kerling Plc 10.63%, 06/03/15 (c) † Reg S	258,742
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	154,059
USD	450,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	646,875
GBP	100,000	Lowell Group Financing Plc 5.88%, 04/01/16 (c) Reg S	147,310
Principal
Amount			Value

United Kingdom: (continued)
		Lynx I Corp.
GBP	126,900	6.00%, 04/15/17 (c) 144A	$205,326
	450,000	6.00%, 04/15/17 (c) Reg S	728,106
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	333,475
	100,000	Matalan Finance Plc 6.88%, 05/30/16 (c) 144A	156,748
EUR	150,000	NBG Finance Plc 4.38%, 04/30/19 Reg S	105,903
GBP	200,000	New Look Bondco I Plc 8.75%, 05/14/15 (c) Reg S	322,333
	100,000	Odeon & UCI Finco Plc 9.00%, 05/11/15 (c) Reg S	157,901
	150,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	263,960
USD	200,000	Oschadbank 8.88%, 03/20/18 Reg S	133,300
EUR	400,000	OTE Plc 4.63%, 05/20/16 †	448,215
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	189,900
EUR	200,000	PPC Finance Plc 5.50%, 05/01/16 (c) Reg S	164,721
	167,000	ProSecure Funding LP 4.67%, 06/30/16	193,934
GBP	120,000	R&R Ice Cream Plc 5.50%, 05/15/16 (c) Reg S	190,634
EUR	232,000	Rexam Plc 6.75%, 06/29/17 (c) Reg S	268,936
		Royal Bank of Scotland Group Plc
	300,000	3.63%, 03/25/19 (c) Reg S	350,188
	250,000	4.35%, 01/23/17	295,716
	296,000	4.63%, 09/22/16 (c)	343,374
USD	300,000	5.13%, 05/28/24	310,413
	825,000	6.13%, 12/15/22	916,671
EUR	400,000	6.93%, 04/09/18	514,067
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	130,378
EUR	700,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	762,452
		Tesco Plc
GBP	625,000	6.13%, 02/24/22	1,069,716
USD	100,000	6.15%, 11/15/37 144A	102,893
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	169,427
EUR	200,000	Thomas Cook Finance Plc 7.75%, 06/15/16 (c) Reg S	242,318
GBP	100,000	Towergate Finance Plc 10.50%, 02/15/16 (c) Reg S #	6,915
USD	350,000	Tullow Oil Plc 6.00%, 11/01/16 (c) 144A	323,750
GBP	200,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	325,386
USD	200,000	Ukreximbank via Biz Finance Plc 8.75%, 01/22/18 Reg S	136,776
	725,000	Vedanta Resources Plc 6.00%, 01/31/19 † 144A	686,937
	50,000	Virgin Media Finance Plc 4.88%, 02/15/22	47,750

See Notes to Financial Statements

64

Principal
Amount			Value

United Kingdom: (continued)
GBP	100,000	Voyage Care Bondco Plc 6.50%, 06/01/15 (c) Reg S	$159,630
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	192,574
			20,435,554
United States: 4.6%
USD	640,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	718,400
	200,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	215,126
	235,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	214,438
	63,574	CEDC Finance Corporation International, Inc. 10.00%, 06/04/15 (c)	41,005
		Cemex Finance LLC
	425,000	6.00%, 04/01/19 (c) 144A	436,942
	800,000	9.38%, 10/12/17 (c) 144A	914,800
EUR	150,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	195,606
USD	775,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	850,562
	630,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 06/05/15 (c) 144A	667,800
	655,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	758,162
	1,200,000	Reynolds Group Issuer, Inc. 5.75%, 10/15/15 (c)	1,257,000
	400,000	UBS Preferred Funding Trust 6.24%, 05/15/16 (c) †	417,044
	500,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	501,562
			7,188,447
Venezuela: 1.7%
	370,000	C.A. La Electricidad de Caracas 8.50%, 04/10/18 Reg S	164,650
		Petroleos de Venezuela SA
	865,000	5.38%, 04/12/27 Reg S	356,726
	345,000	5.50%, 04/12/37 † Reg S	141,450
	400,000	6.00%, 05/16/24 144A	170,800
	835,000	8.50%, 11/02/17 Reg S	647,960
	390,000	8.50%, 11/02/17 144A	302,640
	90,000	9.00%, 11/17/21 † Reg S	44,316
	825,000	9.00%, 11/17/21 † 144A	406,230
	700,000	9.75%, 05/17/35 † 144A	343,280
	180,000	12.75%, 02/17/22 † 144A	106,200
			2,684,252
Total Corporate Bonds (Cost: $160,817,243)			151,021,936
GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.3%
	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	389,624
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	215,250
Principal
Amount			Value

India: 0.1%
USD	200,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	$208,070
Turkey: 0.1%
	200,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	212,100
Total Government Obligations (Cost: $1,025,862)			1,025,044

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $345,947)
	345,947	Dreyfus Government Cash Management Fund	345,947
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $162,189,052)			152,392,927

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7%
Repurchase Agreements: 7.7%
USD	590,316	Repurchase agreement dated 4/30/15 with BNP Paribas Securities Corp., 0.12%, due 5/1/15, proceeds $590,318; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/1/16 to 4/20/45, valued at $602,122 including accrued interest)	590,316
	2,813,253	Repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc., 0.13%, due 5/1/15, proceeds $2,813,263; (collateralized by various U.S. government and agency obligations, 1.61% to 8.00%, due 6/1/17 to 6/15/52, valued at $2,869,518 including accrued interest)	2,813,253
	2,813,253	Repurchase agreement dated 4/30/15 with HSBC Securities USA, Inc., 0.11%, due 5/1/15, proceeds $2,813,262; (collateralized by various U.S. government and agency obligations, 3.50% to 6.00%, due 6/1/34 to 1/1/45, valued at $2,869,541 including accrued interest)	2,813,253
	2,813,253	Repurchase agreement dated 4/30/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $2,813,262; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $2,869,518 including accrued interest)	2,813,253

See Notes to Financial Statements

65

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Repurchase Agreements: (continued)
USD	2,813,253	Repurchase agreement dated 4/30/15 with Mizuho Securities USA, Inc., 0.13%, due 5/1/15, proceeds $2,813,263; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/1/19 to 5/1/45, valued at $2,869,518 including accrued interest)	$2,813,253
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $11,843,328)			11,843,328
Total Investments: 106.0% (Cost: $174,032,380)			164,236,255
Liabilities in excess of other assets: (6.0)%			(9,233,217)
NET ASSETS: 100.0%			$155,003,038

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,281,678.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,915 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $59,082,519, or 38.1% of net assets.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	9.3%	$14,204,592
Communications	16.3	24,770,874
Consumer, Cyclical	9.9	15,125,238
Consumer, Non-cyclical	7.3	11,197,105
Diversified	1.0	1,585,407
Energy	13.0	19,742,669
Financial	26.0	39,601,153
Government	0.7	1,025,044
Industrial	11.8	18,004,821
Technology	0.7	987,426
Utilities	3.8	5,802,651
Money Market Fund	0.2	345,947
	100.0%	$152,392,927

See Notes to Financial Statements

66

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$151,021,936	$—	$151,021,936
Government Obligations*	—	1,025,044	—	1,025,044
Money Market Fund	345,947	—	—	345,947
Repurchase Agreements	—	11,843,328	—	11,843,328
Total	$345,947	$163,890,308	$—	$164,236,255
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

67

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount		Value

FLOATING RATE NOTES: 99.4%
Australia: 6.6%
	Australia & New Zealand Banking Group Ltd.
$475,000	0.46%, 05/07/15 Reg S	$475,018
425,000	0.46%, 05/07/15 144A	425,016
600,000	0.82%, 05/15/18	602,603
130,000	BHP Billiton Finance USA Ltd. 0.52%, 09/30/16	130,058
1,100,000	Commonwealth Bank of Australia 0.77%, 09/20/16 144A	1,104,255
	Macquarie Bank Ltd.
125,000	0.91%, 10/27/17 144A	125,063
600,000	1.06%, 03/24/17 144A	602,484
	National Australia Bank Ltd.
550,000	0.55%, 06/30/17 144A	549,582
325,000	0.83%, 07/25/16	326,551
	Westpac Banking Corp.
550,000	0.63%, 12/01/17	550,191
500,000	0.69%, 11/25/16	501,806
900,000	1.02%, 07/30/18	909,024
100,000	1.03%, 09/25/15	100,289
200,000	1.07%, 07/17/15 144A	200,294
		6,602,234
British Virgin Islands: 1.4%
600,000	CNPC General Capital Ltd. 1.16%, 05/14/17 144A	601,131
	Sinopec Group Overseas Development 2014 Ltd.
200,000	1.05%, 04/10/17 144A	199,811
600,000	1.19%, 04/10/19 144A	599,373
		1,400,315
Canada: 6.6%
550,000	Bank of Montreal 0.80%, 07/15/16	552,841
	Bank of Nova Scotia
100,000	0.67%, 03/15/16	100,305
885,000	0.71%, 09/11/15	886,281
225,000	0.80%, 07/15/16	226,136
175,000	Canadian Imperial Bank of Commerce 0.80%, 07/18/16	175,826
400,000	Enbridge, Inc. 0.71%, 06/02/17	395,364
	Royal Bank of Canada
735,000	0.63%, 03/08/16	737,167
750,000	0.72%, 09/09/16	752,749
	Toronto-Dominion Bank
1,050,000	0.49%, 05/02/17	1,050,312
1,490,000	0.83%, 04/30/18	1,499,479
210,000	TransCanada PipeLines Ltd. 0.95%, 06/30/16	210,660
		6,587,120
Chile: 0.4%
400,000	Banco Santander Chile 1.18%, 04/11/17 144A	399,009
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd.
	1.45%, 11/13/17	150,872
Principal
Amount		Value

France: 3.7%
$250,000	Banque Federative du Credit Mutuel SA 1.13%, 01/20/17 † 144A	$251,825
	BNP Paribas SA
175,000	0.72%, 05/07/17	175,291
250,000	0.86%, 12/12/16	250,929
	BPCE SA
500,000	0.90%, 06/17/17	500,863
375,000	1.53%, 04/25/16	378,327
	Credit Agricole SA
800,000	0.81%, 06/12/17 144A	799,798
500,000	1.08%, 04/15/19 144A	503,983
300,000	Electricite de France SA 0.74%, 01/20/17 144A	300,583
550,000	Total Capital International SA 0.83%, 08/10/18	553,638
		3,715,237
Germany: 0.8%
	Deutsche Bank AG
250,000	0.73%, 05/30/17	250,376
530,000	0.87%, 02/13/17	531,720
		782,096
Japan: 2.4%
	Mizuho Bank Ltd.
100,000	0.71%, 04/16/17 144A	99,769
525,000	0.72%, 09/25/17 144A	524,282
	Sumitomo Mitsui Banking Corp.
650,000	0.60%, 07/11/17	648,044
100,000	0.62%, 05/02/17	100,010
175,000	0.70%, 01/10/17	174,915
250,000	Sumitomo Mitsui Trust Bank Ltd. 1.05%, 09/16/16 144A	251,263
	The Bank of Tokyo-Mitsubishi UFJ Ltd.
200,000	0.67%, 03/10/17 144A	199,938
375,000	0.71%, 02/26/16 144A	375,469
		2,373,690
Mexico: 0.2%
150,000	America Movil SAB de CV 1.27%, 09/12/16	150,648
Netherlands: 4.3%
500,000	ABN AMRO Bank NV 1.08%, 10/28/16 Reg S	503,495
250,000	Bank Nederlandse Gemeenten 0.45%, 07/18/16 Reg S	250,455
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
300,000	0.61%, 04/28/17	300,114
300,000	0.75%, 03/18/16	301,097
	ING Bank NV
150,000	1.21%, 03/07/16 144A	150,809
275,000	1.91%, 09/25/15 144A	276,557
	Nederlandse Waterschapsbank NV
750,000	0.48%, 10/18/16 144A	751,953
905,000	0.49%, 02/14/18 144A	909,863
200,000	0.54%, 05/23/15 144A	200,033
482,000	Shell International Finance BV 0.47%, 11/15/16	483,059

See Notes to Financial Statements

68

Principal
Amount		Value

Netherlands: (continued)
$200,000	Volkswagen International Finance NV 0.70%, 11/18/16 144A	$200,440
		4,327,875
Norway: 1.2%
	Statoil ASA
1,071,000	0.55%, 05/15/18	1,068,273
125,000	0.72%, 11/08/18	125,108
		1,193,381
South Korea: 1.2%
	Export-Import Bank of Korea
50,000	1.03%, 01/14/17	50,244
50,000	1.12%, 09/17/16	50,212
200,000	Hyundai Capital Services, Inc. 1.07%, 03/18/17 144A	200,340
	Kookmin Bank
200,000	1.15%, 01/27/17 144A	201,185
50,000	1.53%, 10/11/16 144A	50,477
250,000	Korea Development Bank 0.90%, 01/22/17	249,982
400,000	Shinhan Bank 0.92%, 04/08/17 144A	400,997
		1,203,437
Spain: 0.3%
300,000	Telefonica Emisiones SAU 0.91%, 06/23/17	299,443
Sweden: 0.7%
250,000	Nordea Bank AB 0.63%, 04/04/17 144A	250,337
475,000	Svenska Handelsbanken AB 0.71%, 03/21/16	476,729
		727,066
Switzerland: 1.8%
1,350,000	Credit Suisse 0.75%, 05/26/17	1,349,820
400,000	UBS AG 0.90%, 08/14/19	399,744
		1,749,564
United Kingdom: 2.0%
200,000	Barclays Bank Plc 0.84%, 02/17/17	200,617
800,000	BP Capital Markets Plc 0.90%, 09/26/18	803,312
400,000	HSBC Bank Plc 0.90%, 05/15/18 144A	402,093
125,000	Rio Tinto Finance USA Plc 1.11%, 06/17/16	125,297
400,000	Standard Chartered Plc 0.60%, 09/08/17 144A	398,360
100,000	Vodafone Group Plc 0.64%, 02/19/16	100,087
		2,029,766
United States: 65.6%
100,000	AbbVie, Inc. 1.02%, 11/06/15	100,274
	American Express Credit Corp.
1,300,000	0.54%, 06/05/17	1,298,504
1,200,000	0.82%, 03/18/19	1,201,530
Principal
Amount		Value

United States: (continued)
	American Honda Finance Corp.
$250,000	0.58%, 12/11/17	$250,666
590,000	0.64%, 05/26/16 144A	592,178
200,000	0.77%, 10/07/16	200,992
500,000	Amgen, Inc. 0.64%, 05/22/17	500,243
	Apple, Inc.
400,000	0.30%, 05/03/16	400,377
850,000	0.33%, 05/05/17	849,914
1,250,000	0.50%, 05/03/18	1,254,649
750,000	0.56%, 05/06/19	754,014
550,000	AT&T, Inc. 0.64%, 02/12/16	550,044
	Bank of America Corp.
1,200,000	0.54%, 10/14/16	1,196,281
150,000	1.14%, 04/01/19	151,224
1,350,000	1.32%, 01/15/19	1,369,236
1,250,000	1.33%, 03/22/18	1,266,516
	Berkshire Hathaway Finance Corp.
165,000	0.42%, 01/10/17	165,196
550,000	0.58%, 01/12/18	551,805
610,000	Chevron Corp. 0.43%, 11/15/17	610,680
875,000	Cisco Systems, Inc. 0.54%, 03/03/17	878,074
	Citigroup, Inc.
912,000	0.53%, 06/09/16	908,085
600,000	0.77%, 05/01/17	599,822
800,000	1.24%, 07/25/16	804,391
1,666,000	1.96%, 05/15/18	1,719,414
	Daimler Finance North America LLC
300,000	0.61%, 03/10/17 144A	300,399
150,000	0.93%, 08/01/16 144A	150,880
	Exxon Mobil Corp.
300,000	0.31%, 03/15/17	300,121
500,000	0.42%, 03/15/19	501,024
	Ford Motor Credit Co. LLC
600,000	1.05%, 01/17/17	600,955
550,000	1.10%, 03/12/19	548,840
160,000	1.21%, 01/09/18	160,522
	General Electric Capital Corp.
675,000	0.43%, 02/15/17	676,046
932,000	0.64%, 05/05/26	893,809
560,000	0.79%, 01/14/19	562,714
945,000	1.27%, 03/15/23	956,684
500,000	Glencore Funding LLC 1.64%, 01/15/19 144A	499,357
	Goldman Sachs Group, Inc.
200,000	0.68%, 07/22/15	200,043
2,124,000	0.71%, 03/22/16	2,123,924
500,000	0.89%, 06/04/17	499,480
700,000	1.07%, 12/15/17	703,307
250,000	1.30%, 10/23/19	252,315
1,250,000	1.36%, 11/15/18	1,264,907
1,650,000	1.48%, 04/30/18	1,675,464
331,000	1.86%, 11/29/23	337,728
600,000	Hewlett-Packard Co. 1.22%, 01/14/19	603,536

See Notes to Financial Statements

69

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

United States: (continued)
$522,000	HSBC Finance Corp. 0.69%, 06/01/16	$521,474
	International Business Machines Corp.
850,000	0.63%, 02/12/19	855,227
850,000	0.84%, 11/06/21	856,198
250,000	John Deere Capital Corp. 0.39%, 06/15/15	250,041
200,000	Johnson & Johnson 0.33%, 11/28/16	200,228
	JPMorgan Chase & Co.
400,000	0.60%, 06/13/16	399,143
250,000	0.83%, 04/25/18	249,937
849,000	0.88%, 02/26/16	850,886
2,900,000	1.18%, 01/25/18	2,930,180
1,315,000	1.23%, 01/23/20	1,335,534
450,000	Medtronic, Inc. 1.07%, 03/15/20 144A	455,013
	Merck & Co., Inc.
100,000	0.45%, 05/18/16	100,177
750,000	0.62%, 05/18/18	753,952
600,000	0.63%, 02/10/20	604,231
1,050,000	Metropolitan Life Global Funding I 0.65%, 04/10/17 144A	1,052,832
	Morgan Stanley
1,100,000	0.73%, 10/18/16	1,099,607
300,000	1.01%, 01/05/18	301,292
300,000	1.02%, 07/23/19	299,907
100,000	1.12%, 01/24/19	100,411
250,000	1.42%, 01/27/20	253,955
1,200,000	1.56%, 04/25/18	1,221,965
500,000	National City Bank 0.63%, 06/07/17	497,890
730,000	NBCUniversal Enterprise, Inc. 0.96%, 04/15/18 144A	735,746
175,000	New York Life Global Funding 0.63%, 05/23/16 144A	175,497
200,000	Nissan Motor Acceptance Corp. 0.97%, 09/26/16 144A	201,275
	Oracle Corp.
850,000	0.47%, 07/07/17	851,491
350,000	0.78%, 10/08/19	352,949
550,000	0.86%, 01/15/19	556,121
250,000	PepsiCo., Inc. 0.47%, 02/26/16	250,451
	Pfizer, Inc.
360,000	0.41%, 05/15/17	360,176
450,000	0.57%, 06/15/18	451,320
150,000	Procter & Gamble Co. 0.33%, 11/04/16	150,101
400,000	Roche Holdings, Inc. 0.61%, 09/30/19 144A	401,101
385,000	The Bank of New York Mellon Corp. 0.81%, 08/01/18	386,786
1,800,000	The Bear Stearns Cos, LLC 0.65%, 11/21/16	1,798,726
250,000	The Coca-Cola Co. 0.35%, 11/01/16	250,279
100,000	The Kroger Co. 0.80%, 10/17/16	100,276
Principal
Amount		Value

United States: (continued)
	Toyota Motor Credit Corp.
$175,000	0.55%, 05/17/16	$175,459
300,000	0.60%, 01/12/18	300,504
700,000	0.64%, 03/12/20	703,176
750,000	US Bancorp 0.75%, 10/15/18 (c)	755,884
750,000	US Bank NA 0.47%, 08/11/17 (c)	750,052
	Verizon Communications, Inc.
2,550,000	0.66%, 06/09/17	2,548,552
150,000	1.04%, 06/17/19	151,173
500,000	2.02%, 09/14/18	519,751
600,000	Volkswagen Group of America Finance LLC 0.70%, 11/20/17 144A	600,517
2,600,000	Wachovia Corp. 0.54%, 06/15/17	2,596,464
120,000	Walgreens Boots Alliance. Inc. 0.71%, 05/18/16	120,227
450,000	Wells Fargo & Co. 0.56%, 06/02/17	450,215
1,600,000	Wells Fargo Bank 0.91%, 04/23/18	1,613,872
		65,484,385
Total Floating Rate Notes (Cost: $98,945,479)		99,176,138
Number
of Shares
MONEY MARKET FUND: 0.6% (Cost: $584,854)
584,854	Dreyfus Government Cash Management Fund	584,854
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $99,530,333)		99,760,992
Principal
Amount
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $257,531)
Repurchase Agreement: 0.3%
$257,531	Repurchase agreement dated 4/30/15 with BNP Paribas Securities Corp., 0.12%, due 5/1/15, proceeds $257,532; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/1/16 to 4/20/45, valued at $262,682 including accrued interest)	257,531
Total Investments: 100.3% (Cost: $99,787,864)		100,018,523
Liabilities in excess of other assets: (0.3)%		(249,802)
NET ASSETS: 100.0%		$99,768,721

See Notes to Financial Statements

70

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $251,825.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $17,671,167, or 17.7% of net assets.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.8%	$754,712
Communications	5.9	5,933,518
Consumer, Cyclical	5.3	5,307,370
Consumer, Non-cyclical	4.7	4,677,822
Energy	6.5	6,451,554
Financial	68.2	68,065,606
Government	0.1	100,456
Industrial	0.2	250,041
Technology	7.4	7,334,476
Utilities	0.3	300,583
Money Market Fund	0.6	584,854
	100.0%	$99,760,992

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$99,176,138	$—	$99,176,138
Money Market Fund	584,854	—	—	584,854
Repurchase Agreement	—	257,531	—	257,531
Total	$584,854	$99,433,669	$—	$100,018,523
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

71

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Number
of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.3%
United States: 100.3%
710,303	American Capital Agency Corp.	$14,657,102
134,751	American Capital Mortgage Investment Corp.	2,363,533
1,929,976	Annaly Capital Management, Inc.	19,434,858
254,092	Anworth Mortgage Asset Corp.	1,290,787
136,075	Apollo Commercial Real Estate Finance, Inc.	2,325,522
919,422	ARMOUR Residential REIT, Inc.	2,758,266
214,037	Blackstone Mortgage Trust, Inc.	6,577,357
240,734	Capstead Mortgage Corp.	2,804,551
371,050	Chimera Investment Corp.	5,636,250
204,314	Colony Financial, Inc.	5,293,776
421,412	CYS Investments, Inc.	3,758,995
150,786	Dynex Capital, Inc.	1,206,288
216,815	Hatteras Financial Corp.	3,915,679
275,786	Invesco Mortgage Capital, Inc.	4,247,104
653,492	MFA Financial, Inc.	5,077,633
480,502	New Residential Investment Corp.	8,187,754
302,802	New York Mortgage Trust, Inc. †	2,364,884
176,951	Newcastle Investment Corp.	943,149
182,700	PennyMac Mortgage Investment Trust	3,827,565
187,332	RAIT Financial Trust	1,213,911
138,902	Redwood Trust, Inc. †	2,387,725
353,118	Resource Capital Corp.	1,557,250
362,128	Starwood Property Trust, Inc.	8,694,693
746,635	Two Harbors Investment Corp.	7,839,668
Total Real Estate Investment Trusts (Cost: $130,460,478)		118,364,300
MONEY MARKET FUND: 1.0% (Cost: $1,151,680)
1,151,680	Dreyfus Government Cash Management Fund	1,151,680
Total Investments Before Collateral for Securities Loaned: 101.3% (Cost: $131,612,158)		119,515,980
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.0%
Repurchase Agreements: 2.0%
$1,000,000	Repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc., 0.13%, due 5/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 1.61% to 8.00%, due 6/1/17 to 6/15/52, valued at $1,020,000 including accrued interest)	$1,000,000
1,000,000	Repurchase agreement dated 4/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $1,020,000 including accrued interest)	1,000,000
338,644	Repurchase agreement dated 4/30/15 with RBC Capital Markets, LLC, 0.10%, due 5/1/15, proceeds $338,645; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 4/15/16 to 4/20/45, valued at $345,417 including accrued interest)	338,644
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,338,644)		2,338,644
Total Investments: 103.3% (Cost: $133,950,802)		121,854,624
Liabilities in excess of other assets: (3.3)%		(3,894,505)
NET ASSETS: 100.0%		$117,960,119

†	Security fully or partially on loan. Total market value of securities on loan is $2,217,288.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.0%	$118,364,300
Money Market Fund	1.0	1,151,680
	100.0%	$119,515,980

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$118,364,300	$—	$—	$118,364,300
Money Market Fund	1,151,680	—	—	1,151,680
Repurchase Agreements	—	2,338,644	—	2,338,644
Total	$119,515,980	$2,338,644	$—	$121,854,624
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

72

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Number
of Shares		Value

PREFERRED SECURITIES: 99.8%
Basic Materials: 5.8%
147,114	Alcoa, Inc. 5.38%, 10/01/17	$6,711,341
529,610	ArcelorMittal 6.00%, 01/15/16	8,966,297
172,123	Cliffs Natural Resources, Inc. 7.00%, 02/01/16	1,029,296
		16,706,934
Communications: 13.5%
67,672	Comcast Corp. 5.00%, 12/15/17 (c)	1,743,907
	Qwest Corp.
182,421	6.13%, 06/01/18 (c) †	4,609,779
117,691	6.88%, 10/01/19 (c)	3,135,288
123,576	7.00%, 04/01/17 (c) †	3,242,634
94,153	7.00%, 07/01/17 (c) †	2,477,165
155,646	7.38%, 06/01/16 (c)	4,081,038
135,345	7.50%, 09/15/16 (c) †	3,600,177
70,615	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c) †	1,821,867
117,691	T-Mobile US, Inc. 5.50%, 12/15/17	7,338,034
	United States Cellular Corp.
80,501	6.95%, 05/15/16 (c) †	2,068,876
64,730	7.25%, 12/08/19 (c) †	1,640,906
117,691	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	3,155,296
		38,914,967
Consumer, Non-cyclical: 8.0%
	CHS, Inc.
115,926	6.75%, 09/30/24 (c)	3,027,987
98,860	7.10%, 03/31/24 (c)	2,638,573
121,810	7.50%, 01/21/25 (c) †	3,394,845
66,608	7.88%, 09/26/23 (c) †	1,898,994
72,215	8.00%, 07/18/23 (c) †	2,261,052
63,779	National Healthcare Corp. 0.80%, 11/01/15 (c) †	988,575
176,537	Tyson Foods, Inc. 4.75%, 07/15/17	8,743,878
		22,953,904
Energy: 5.1%
94,741	NuStar Logistics LP 7.63%, 01/15/18 (c)	2,474,635
203,017	Southwestern Energy Co. 6.25%, 01/15/18	12,042,968
		14,517,603
Government: 1.2%
	Tennessee Valley Authority
76,186	3.83%, 06/01/15 (p) †	1,919,125
63,516	3.96%, 05/01/15 (p) †	1,583,454
		3,502,579
Industrial: 5.7%
	Seaspan Corp.
81,207	6.38%, 04/30/19	2,047,228
82,384	9.50%, 01/30/16 (c) †	2,170,818
176,537	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c) †	4,468,151
129,460	United Technologies Corp. 7.50%, 08/01/15	7,614,837
		16,301,034
Number
of Shares		Value

Real Estate Investment Trusts: 34.0%
252,880	American Realty Capital Properties, Inc. 6.70%, 01/03/19 (c) †	$6,071,649
80,913	American Tower Corp. 5.50%, 02/15/18	8,301,674
	Annaly Capital Management, Inc.
108,276	7.50%, 09/13/17 (c)	2,723,141
70,615	7.63%, 05/16/17 (c)	1,794,327
106,805	CBL & Associates Properties, Inc. 7.38%, 06/03/15 (c)	2,756,637
	Colony Capital, Inc.
67,672	7.13%, 04/13/20 (c)	1,656,611
59,316	8.50%, 03/20/17 (c)	1,567,129
	Digital Realty Trust, Inc.
58,846	5.88%, 04/09/18 (c) †	1,438,785
67,672	7.00%, 09/15/16 (c)	1,739,847
85,914	7.38%, 03/26/19 (c) †	2,335,143
64,730	Equity Commonwealth 7.25%, 05/15/16 (c)	1,635,727
75,676	FelCor Lodging Trust, Inc. 1.95%, 12/31/49	1,932,008
58,846	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	1,477,035
67,672	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	1,647,136
	Health Care REIT, Inc.
67,672	6.50%, 03/07/17 (c) †	1,749,321
84,590	6.50%, 12/31/49	5,392,612
68,261	Hospitality Properties Trust 7.13%, 01/15/17 (c)	1,761,816
94,153	Kimco Realty Corp. 6.00%, 03/20/17 (c) †	2,386,779
	National Retail Properties, Inc.
67,672	5.70%, 05/30/18 (c)	1,642,399
67,672	6.63%, 02/23/17 (c) †	1,769,623
	NorthStar Realty Finance Corp.
82,378	8.25%, 06/03/15 (c) †	2,083,340
58,846	8.75%, 05/15/19 (c) †	1,561,184
82,384	PS Business Parks, Inc. 6.00%, 05/14/17 (c) †	2,075,253
	Public Storage
117,691	5.20%, 01/16/18 (c) †	2,836,353
116,514	5.38%, 09/20/17 (c) †	2,826,630
67,672	5.63%, 06/15/17 (c) †	1,692,477
108,864	5.75%, 03/13/17 (c)	2,737,930
108,276	5.90%, 01/12/17 (c) †	2,763,204
67,672	6.00%, 06/04/19 (c) †	1,749,998
114,749	6.35%, 07/26/16 (c)	2,938,722
67,084	6.38%, 03/17/19 (c) †	1,791,143
88,268	6.50%, 04/14/16 (c) †	2,287,024
96,212	Realty Income Corp. 6.63%, 02/15/17 (c) †	2,526,527
58,846	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,522,934
82,384	Senior Housing Properties Trust 5.63%, 08/01/17 (c) †	2,030,766
60,905	Ventas Realty LP 5.45%, 03/07/18 (c)	1,523,234
	Vornado Realty Trust
70,615	5.40%, 01/25/18 (c)	1,673,575
70,615	5.70%, 07/18/17 (c)	1,730,067
63,553	6.63%, 06/03/15 (c) †	1,607,255

See Notes to Financial Statements

73

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Number
of Shares		Value

Real Estate Investment Trusts: (continued)
64,730	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	$1,700,457
81,207	Weyerhaeuser Co. 6.38%, 07/01/16	4,335,642
		97,773,114
Reinsurance: 4.3%
64,730	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c)	1,665,503
94,153	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c) †	2,518,593
	PartnerRe Ltd.
58,846	5.88%, 03/01/18 (c) †	1,480,565
87,974	7.25%, 06/01/16 (c) †	2,331,311
94,153	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	2,699,367
64,730	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	1,589,122
		12,284,461
Technology: 0.9%
100,037	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	2,638,976
Utilities: 21.3%
60,905	AES Trust III 6.75%, 06/01/15 (c)	3,100,674
58,846	BGE Capital Trust II 6.20%, 06/03/15 (c) †	1,497,631
	Dominion Resources, Inc.
64,730	6.00%, 07/01/16	3,687,021
64,730	6.13%, 04/01/16	3,668,249
117,691	6.38%, 07/01/17	5,843,358
65,907	DTE Energy Co. 6.50%, 12/01/16 (c) †	1,755,103
117,691	Duke Energy Corp. 5.13%, 01/15/18 (c)	2,954,044
135,345	Exelon Corp. 6.50%, 06/01/17 †	6,668,448
70,615	FPL Group Capital Trust I 5.88%, 06/03/15 (c) †	1,787,972
94,153	Integrys Energy Group, Inc. 6.00%, 08/01/23 (c)	2,576,968
	NextEra Energy Capital Holdings, Inc.
105,922	5.00%, 01/15/18 (c) †	2,549,543
117,691	5.13%, 11/15/17 (c) †	2,886,960
82,384	5.63%, 06/15/17 (c) †	2,081,844
94,153	5.70%, 03/01/17 (c)	2,385,837
	NextEra Energy, Inc.
58,846	5.80%, 09/01/16	3,347,749
76,499	5.89%, 09/01/15	4,869,161
105,922	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c) †	2,661,820
111,806	SCE Trust I 5.63%, 06/15/17 (c)	2,821,983
94,153	SCE Trust II 5.10%, 03/15/18 (c) †	2,288,859
64,730	SCE Trust III 5.75%, 03/15/24 (c)	1,757,419
		61,190,643
Total Preferred Securities (Cost: $289,708,406)		286,784,215
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.1%
Repurchase Agreements: 5.1%
$738,375	Repurchase agreement dated 4/30/15 with BNP Paribas Securities Corp., 0.12%, due 5/1/15, proceeds $738,377; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/1/16 to 4/20/45, valued at $753,143 including accrued interest)	$738,375
3,507,465	Repurchase agreement dated 4/30/15 with Citigroup Global Markets, Inc., 0.13%, due 5/1/15, proceeds $3,507,478; (collateralized by various U.S. government and agency obligations, 1.61% to 8.00%, due 6/1/17 to 6/15/52, valued at $3,577,614 including accrued interest)	3,507,465
3,507,465	Repurchase agreement dated 4/30/15 with HSBC Securities USA, Inc., 0.11%, due 5/1/15, proceeds $3,507,476; (collateralized by various U.S. government and agency obligations, 3.50% to 6.00%, due 6/1/34 to 1/1/45, valued at $3,577,643 including accrued interest)	3,507,465
3,507,465	Repurchase agreement dated 4/30/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, due 5/1/15, proceeds $3,507,477; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/19 to 12/20/64, valued at $3,577,614 including accrued interest)	3,507,465
3,507,465	Repurchase agreement dated 4/30/15 with Mizuho Securities USA, Inc., 0.13%, due 5/1/15, proceeds $3,507,478; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/1/19 to 5/1/45, valued at $3,577,614 including accrued interest)	3,507,465
Total Short-Term Investments Held As Collateral for Securities Loaned (Cost: $14,768,235)		14,768,235
Total Investments: 104.9% (Cost: $304,476,641)		301,552,450
Liabilities in excess of other assets: (4.9)%		(14,198,768)
NET ASSETS: 100.0%		$287,353,682

See Notes to Financial Statements

74

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $14,361,150.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	5.8%	$16,706,934
Communications	13.6	38,914,967
Consumer, Non-cyclical	8.0	22,953,904
Energy	5.1	14,517,603
Government	1.2	3,502,579
Industrial	5.7	16,301,034
Real Estate Investment Trusts	34.1	97,773,114
Reinsurance	4.3	12,284,461
Technology	0.9	2,638,976
Utilities	21.3	61,190,643
	100.0%	$286,784,215

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$286,784,215	$—	$—	$286,784,215
Repurchase Agreements	—	14,768,235	—	14,768,235
Total	$286,784,215	$14,768,235	$—	$301,552,450
*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

75

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2015

Principal
Amount		Value

CORPORATE BONDS: 95.5%
Basic Materials: 2.3%
	Alcoa, Inc.
$60,000	5.13%, 07/01/24 (c)	$64,794
50,000	5.90%, 02/01/27	55,026
25,000	Ashland, Inc. 4.75%, 05/15/22 (c)	25,750
25,000	Hexion US Finance Corp. 6.63%, 06/04/15 (c)	23,500
		169,070
Communications: 23.8%
25,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	28,063
60,000	Avaya, Inc. 10.50%, 03/01/17 (c) † 144A	53,100
40,000	Cablevision Systems Corp. 8.63%, 09/15/17	45,200
	CCO Holdings LLC
90,000	5.75%, 07/15/18 (c)	91,350
80,000	6.50%, 06/04/15 (c)	83,280
100,000	CenturyLink, Inc. 5.80%, 03/15/22	104,250
40,000	Cequel Communications Holdings I LLC 6.38%, 09/15/15 (c) 144A	42,350
40,000	Clear Channel Communications, Inc. 9.00%, 07/15/15 (c)	39,700
40,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	42,500
150,000	DISH DBS Corp. 5.88%, 07/15/22	151,500
40,000	Equinix, Inc. 5.38%, 04/01/18 (c)	41,500
	Frontier Communications Corp.
50,000	8.25%, 04/15/17	55,500
50,000	8.50%, 04/15/20	55,625
60,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	65,175
100,000	Level 3 Financing, Inc. 8.13%, 05/28/15 (c)	105,225
50,000	Netflix, Inc. 5.88%, 02/15/25 144A	53,500
50,000	Nielsen Finance LLC 4.50%, 10/01/16 (c)	51,062
40,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	38,950
100,000	Sprint Corp. 7.88%, 09/15/23	100,625
	Sprint Nextel Corp.
100,000	8.38%, 08/15/17	109,500
100,000	9.13%, 03/01/17	109,500
	T-Mobile USA, Inc.
75,000	6.25%, 04/01/17 (c)	78,656
100,000	6.63%, 04/01/18 (c)	104,320
40,000	Univision Communications, Inc. 8.50%, 11/15/15 (c) 144A	43,050
40,000	Windstream Corp. 7.88%, 11/01/17	43,350
		1,736,831
Principal
Amount		Value

Consumer, Cyclical: 12.8%
	Caesars Entertainment
	Operating Co., Inc.
$100,000	10.00%, 06/04/15 (c) (d)	$20,250
40,000	11.25%, 06/04/15 (c) (d)	30,200
50,000	Chrysler Group LLC 8.25%, 06/15/16 (c)	55,312
50,000	Family Tree Escrow LLC 5.75%, 03/01/18 (c) 144A	52,750
	General Motors Co.
200,000	4.88%, 10/02/23	217,604
50,000	6.25%, 10/02/43	59,892
60,000	GLP Capital LP / GLP Financing II, Inc. 4.88%, 08/01/20 (c)	61,350
60,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	64,650
40,000	Ltd Brands, Inc. 6.63%, 04/01/21	46,000
	MGM Resorts International
50,000	6.63%, 07/15/15	50,438
75,000	6.63%, 12/15/21	80,625
25,000	Rite Aid Corp. 6.75%, 06/15/16 (c)	26,594
75,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	78,562
40,000	The Goodyear Tire & Rubber Co. 6.50%, 03/01/16 (c)	42,520
50,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 02/28/23 (c) 144A	47,500
		934,247
Consumer, Non-cyclical: 12.5%
70,000	ADT Corp. 3.50%, 07/15/22 †	66,325
50,000	Biomet, Inc. 6.50%, 08/01/15 (c)	53,062
60,000	CHS/Community Health Systems, Inc. 6.88%, 02/01/18 (c)	63,975
60,000	Community Health Systems, Inc. 8.00%, 11/15/15 (c)	63,750
50,000	Constellation Brands, Inc. 4.25%, 05/01/23	51,562
40,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	43,900
205,000	HCA, Inc. 6.50%, 02/15/20	234,212
40,000	HJ Heinz Co. 4.25%, 06/04/15 (c)	41,050
20,000	JBS USA LLC / JBS USA Finance, Inc. 8.25%, 06/04/15 (c) 144A	21,350
60,000	Kinetic Concepts Inc / KCI USA, Inc. 10.50%, 11/01/15 (c)	64,725
25,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	25,350
100,000	Tenet Healthcare Corp. 4.75%, 06/01/20	102,000
40,000	The Hertz Corp. 7.38%, 01/15/16 (c) †	42,300
40,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	42,300
		915,861

See Notes to Financial Statements

76

Principal
Amount		Value

Energy: 13.5%
$60,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	$60,000
40,000	California Resources Corp. 6.00%, 08/15/24 (c) †	37,800
65,000	Chesapeake Energy Corp. 5.75%, 03/15/23 †	63,862
50,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	50,938
30,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c)	27,675
50,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c) †	47,625
30,000	Energy Transfer Equity LP 7.50%, 10/15/20	33,900
40,000	EP Energy LLC 6.88%, 06/04/15 (c)	41,440
50,000	Halcon Resources Corp. 8.88%, 11/15/16 (c) †	39,300
61,000	Linn Energy LLC 8.63%, 06/04/15 (c)	55,853
70,000	MarkWest Energy Partners LP 4.50%, 04/15/23 (c)	70,525
30,000	Newfield Exploration Co. 5.63%, 07/01/24	31,950
25,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	25,563
40,000	Peabody Energy Corp. 6.00%, 11/15/18 †	31,725
50,000	QEP Resources, Inc. 6.88%, 03/01/21	53,625
30,000	Range Resources Corp. 5.00%, 02/15/17 (c)	30,600
35,000	Regency Energy Partners LP 4.50%, 08/01/23 (c)	36,138
20,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	21,950
50,000	Rosetta Resources, Inc. 5.63%, 05/01/17 (c)	50,313
76,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	78,115
20,000	SandRidge Energy, Inc. 8.13%, 04/15/17 (c)	13,700
60,000	Tesoro Logistics LP 6.13%, 10/15/16 (c)	63,150
25,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	25,063
		990,810
Financial: 13.9%
140,000	Ally Financial, Inc. 8.00%, 11/01/31	176,225
60,000	ARC Properties Operating Partnership LP 3.00%, 01/06/19 (c)	58,124
25,000	BAC Capital Trust XI 6.63%, 05/23/36	29,792
	Bank of America Corp.
50,000	5.20%, 06/01/23 (c)	48,188
115,000	8.00%, 01/30/18 (c)	123,481
Principal
Amount		Value

Financial: (continued)
	CIT Group, Inc.
$65,000	4.25%, 08/15/17	$66,300
76,000	5.50%, 02/15/19 144A	79,705
75,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	76,072
40,000	Crown Castle International Corp. 5.25%, 01/15/23	42,424
50,000	Genworth Financial, Inc. 6.15%, 11/15/16 (c)	32,000
51,000	Icahn Enterprises LP 6.00%, 02/01/17 (c)	53,815
76,000	International Lease Finance Corp. 8.75%, 03/15/17	84,634
	SLM Corp.
50,000	5.50%, 01/25/23	48,250
50,000	8.45%, 06/15/18	55,910
40,000	Springleaf Finance Corp. 5.40%, 12/01/15	40,650
		1,015,570
Industrial: 6.6%
40,000	Ball Corp. 5.00%, 03/15/22	41,900
44,000	Building Materials Corp of America 5.38%, 11/15/19 (c) 144A	45,320
40,000	Case New Holland, Inc. 7.88%, 12/01/17	44,300
50,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	57,175
50,000	Crown Americas LLC / Crown Americas Capital Corp III 6.25%, 02/01/16 (c)	52,812
160,000	Reynolds Group Issuer, Inc. 5.75%, 10/15/15 (c)	167,600
30,000	Sealed Air Corp. 8.38%, 09/15/16 (c) 144A	33,975
40,000	TransDigm, Inc. 5.50%, 10/15/15 (c)	39,500
		482,582
Technology: 4.9%
40,000	Activision Blizzard, Inc. 5.63%, 09/15/16 (c) 144A	42,850
25,000	BMC Software Finance, Inc. 8.13%, 07/15/16 (c) 144A	23,063
135,000	First Data Corp. 12.63%, 01/15/16 (c)	159,705
50,000	Micron Technology, Inc. 5.50%, 08/01/19 (c) 144A	49,875
50,000	NCR Corp. 6.38%, 12/15/18 (c)	52,875
25,000	SunGard Data Systems, Inc. 7.63%, 11/15/15 (c)	26,531
		354,899
Utilities: 5.2%
50,000	AES Corp. 7.38%, 06/01/21 (c)	55,890
	Calpine Corp.
50,000	5.75%, 10/15/19 (c)	50,440
25,000	6.00%, 11/01/16 (c) 144A	26,563

See Notes to Financial Statements

77

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Utilities: (continued)
$50,000	Dynegy, Inc. 6.75%, 05/01/17 (c) 144A	$52,500
25,000	FirstEnergy Corp. 7.38%, 11/15/31	31,935
60,000	GenOn Energy, Inc. 9.88%, 10/15/15 (c)	62,160
40,000	NRG Energy, Inc. 7.63%, 01/15/18	44,400
60,000	RJS Power Holdings LLC 5.13%, 07/15/16 (c) 144A	59,250
		383,138
Total Corporate Bonds (Cost: $7,029,393)		6,983,008

Number
of Shares
MONEY MARKET FUND: 2.5% (Cost: $184,734)
184,734	Dreyfus Government Cash Management Fund	184,734
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $7,214,127)		7,167,742
Principal
Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.4% (Cost: $397,617)
Repurchase Agreement: 5.4%
$397,617	Repurchase agreement dated 4/30/15 with RBC Capital Markets, LLC, 0.10%, due 5/1/15, proceeds $397,618; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 4/15/16 to 4/20/45, valued at $405,569 including accrued interest)	$397,617
Total Investments: 103.4% (Cost: $7,611,744)		7,565,359
Liabilities in excess of other assets: (3.4)%		(251,557)
NET ASSETS: 100.0%		$7,313,802

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $382,038.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,060,451, or 14.5% of net assets.

At April 30, 2015, the Fund held the following open futures contracts:

	Number	Expiration	Unrealized
	of Contracts	Date	Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note	60	June 2015	$(48,950)

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.4%	$169,070
Communications	24.2	1,736,831
Consumer, Cyclical	13.0	934,247
Consumer, Non-cyclical	12.8	915,861
Energy	13.8	990,810
Financial	14.2	1,015,570
Industrial	6.7	482,582
Technology	5.0	354,899
Utilities	5.3	383,138
Money Market Fund	2.6	184,734
	100.0%	$7,167,742

See Notes to Financial Statements

78

The summary of inputs used to value the Fund’s investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$6,983,008	$—	$6,983,008
Money Market Fund	184,734	—	—	184,734
Repurchase Agreement	—	397,617	—	397,617
Total	$184,734	$7,380,625	$—	$7,565,359
Other Financial Instruments:
Futures Contracts	$(48,950)	$—	$—	$(48,950)

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the year ended April 30, 2015.

See Notes to Financial Statements

79

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2015

			Emerging	Emerging
		ChinaAMC	Markets	Markets
	BDC Income	China Bond	Aggregate	High Yield
	ETF	ETF	Bond ETF	Bond ETF
Assets:
Investments, at value (1) (2)	$74,453,784	$18,280,552	$17,559,365	$383,384,627
Short-term investments held as collateral for securities loaned (3)	8,741,991	—	72,821	58,287,884
Cash	—	14,913	—	—
Cash denominated in foreign currency, at value (4)	—	1,412,524 (a)	172,612	—
Receivables:
Investment securities sold	—	—	—	1,546,326
Shares sold	—	—	—	559
Due from Adviser	—	20,725	—	—
Dividends and interest	106,436	261,856	277,270	6,941,752
Prepaid expenses	234	—	121	2,327
Total assets	83,302,445	19,990,570	18,082,189	450,163,475

Liabilities:
Payables:
Investment securities purchased	—	—	—	4,435,117
Collateral for securities loaned	8,741,991	—	72,821	58,287,884
Line of credit	229,252	—	—	—
Shares redeemed	42	—	—	—
Due to Adviser	14,931	—	17,945	120,439
Due to custodian	30,646	—	—	995
Variation margin on futures contracts	—	—	—	—
Deferred Trustee fees	1,232	10	941	14,473
Accrued expenses	25,283	35,755	62,039	42,442
Total liabilities	9,043,377	35,765	153,746	62,901,350
NET ASSETS	$74,259,068	$19,954,805	$17,928,443	$387,262,125
Shares outstanding	4,000,000	800,000	800,000	15,800,000
Net asset value, redemption and offering price per share	$18.56	$24.94	$22.41	$24.51

Net assets consist of:
Aggregate paid in capital	$79,331,912	$19,873,824	$20,816,452	$414,688,031
Net unrealized appreciation (depreciation)	(3,587,650)	118,098	(1,074,102)	(14,269,286)
Undistributed (accumulated) net investment income (loss)	190,560	(6,484)	(64,821)	2,213,384
Accumulated net realized gain (loss)	(1,675,754)	(30,633)	(1,749,086)	(15,370,004)
	$74,259,068	$19,954,805	$17,928,443	$387,262,125
(1) Value of securities on loan	$8,435,167	$—	$69,825	$55,853,747
(2) Cost of investments	$78,041,434	$18,163,951	$18,632,395	$397,653,913
(3) Cost of short-term investments held as collateral for securities loaned	$8,741,991	$—	$72,821	$58,287,884
(4) Cost of cash denominated in foreign currency	$—	$1,410,862	$168,820	$—

(a)	Includes $5,452 of foreign investor minimum settlement reserve funds.
(b)	Represents cash collateral held at broker for futures contracts

See Notes to Financial Statements

80

Emerging
Markets	Fallen Angel	International	Investment		Preferred	Treasury-Hedged
Local Currency	High Yield	High Yield	Grade Floating	Mortgage REIT	Securities ex	High Yield
Bond ETF	Bond ETF	Bond ETF	Rate ETF	Income ETF	Financials ETF	Bond ETF

$1,066,472,459	$26,239,126	$152,392,927	$99,760,992	$119,515,980	$286,784,215	$7,167,742
1,772,422	2,041,590	11,843,328	257,531	2,338,644	14,768,235	397,617
1,227,732	89,700	—	174	—	—	134,115 (b)
5,706,553	—	691,571	—	—	—	—

23,119,154	205,344	2,631,010	—	—	1,094,379	—
8,271,640	—	—	—	—	1,037,380	—
—	—	—	—	—	—	—
21,284,886	400,188	2,807,120	92,618	157,895	531,722	109,877
5,982	110	1,285	588	727	1,045	69
1,127,860,828	28,976,058	170,367,241	100,111,903	122,013,246	304,216,976	7,809,420

31,850,475	607,617	3,396,698	—	—	1,385,337	—
1,772,422	2,041,590	11,843,328	257,531	2,338,644	14,768,235	397,617
—	—	—	—	471,819	145,844	—
—	—	—	—	—	446,844	—
403,184	1,320	57,125	6,011	42,016	85,316	11,353
—	—	—	—	1,151,680	—	—
—	—	—	—	—	—	48,950
73,404	950	15,790	3,761	6,194	8,636	562
237,542	45,651	51,262	75,879	42,774	23,082	37,136
34,337,027	2,697,128	15,364,203	343,182	4,053,127	16,863,294	495,618
$1,093,523,801	$26,278,930	$155,003,038	$99,768,721	$117,960,119	$287,353,682	$7,313,802
53,200,000	950,000	6,200,000	4,000,000	5,000,000	13,850,000	300,000
$20.55	$27.66	$25.00	$24.94	$23.59	$20.75	$24.38

$1,295,329,924	$25,111,747	$166,575,301	$99,665,584	$142,697,184	$295,596,646	$7,531,011
(151,035,999)	961,599	(9,796,469)	230,659	(12,096,178)	(2,924,191)	(95,335)
(35,382,851)	87,755	(16,875)	53,348	395,751	401,452	56,295
(15,387,273)	117,829	(1,758,919)	(180,870)	(13,036,638)	(5,720,225)	(178,169)
$1,093,523,801	$26,278,930	$155,003,038	$99,768,721	$117,960,119	$287,353,682	$7,313,802
$1,605,008	$1,894,313	$11,281,678	$251,825	$2,217,288	$14,361,150	$382,038
$1,217,155,176	$25,277,527	$162,189,052	$99,530,333	$131,612,158	$289,708,406	$7,214,127
$1,772,422	$2,041,590	$11,843,328	$257,531	$2,338,644	$14,768,235	$397,617
$5,643,327	$—	$668,513	$—	$—	$—	$—

See Notes to Financial Statements

81

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2015

			Emerging	Emerging
		ChinaAMC	Markets	Markets
	BDC Income	China Bond	Aggregate	High Yield
	ETF	ETF (a)	Bond ETF	Bond ETF
Income:
Dividends	$4,512,913	$—	$—	$—
Interest	—	388,581	912,783	28,267,877
Securities lending income	115,045	—	542	284,931
Foreign taxes withheld	—	(77,822)	(8,493)	634
Total income	4,627,958	310,759	904,832	28,553,442

Expenses:
Management fees	205,313	39,936	64,631	1,621,712
Professional fees	35,645	28,056	39,269	62,583
Insurance	631	—	432	6,681
Trustees’ fees and expenses	4,819	197	2,783	26,188
Reports to shareholders	11,018	20,678	5,878	55,440
Indicative optimized portfolio value fee	6,015	7,957	24,598	23,435
Custodian fees	5,889	15,137	32,639	67,177
Registration fees	4,982	5,779	4,901	4,339
Transfer agent fees	2,772	1,040	2,405	2,406
Fund accounting fees	10,600	1,673	1,361	27,542
Interest	3,319	—	512	105
Other	8,683	1,904	6,949	20,809
Total expenses	299,686	122,357	186,358	1,918,417
Waiver of management fees	(91,055)	(39,936)	(64,631)	(296,598)
Expenses assumed by the Adviser	—	(32,501)	(30,731)	—
Net expenses	208,631	49,920	90,996	1,621,819
Net investment income	4,419,327	260,839	813,836	26,931,623

Net realized gain (loss) on:
Investments	(1,577,178)	(140,269)	(242,924)	(12,367,521)
Futures contracts	—	—	—	—
In-kind redemptions	495,700	—	—	(649,754)
Foreign currency transactions and foreign denominated assets and liabilities	—	(13,652)	(37,453)	—
Net realized gain (loss)	(1,081,478)	(153,921)	(280,377)	(13,017,275)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,300,026)	116,748	(886,573)	(9,905,402)
Futures contracts	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	1,350	(5,854)	—
Net change in unrealized appreciation (depreciation)	(2,300,026)	118,098	(892,427)	(9,905,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,037,823	$225,016	$(358,968)	$4,008,946

(a)	Commencement of operations for ChinaAMC China Bond ETF was November 10, 2014.

See Notes to Financial Statements

82

Emerging
Markets	Fallen Angel	International	Investment		Preferred	Treasury-Hedged
Local Currency	High Yield	High Yield	Grade Floating	Mortgage REIT	Securities ex	High Yield
Bond ETF	Bond ETF	Bond ETF	Rate ETF	Income ETF	Financials ETF	Bond ETF

$—	$—	$—	$—	$10,762,104	$12,964,123	$—
58,833,540	1,058,229	10,060,697	744,562	—	—	426,338
44,803	14,882	90,434	792	10,611	237,278	1,438
(1,137,478)	(661)	(1,220)	—	—	—	1,500
57,740,865	1,072,450	10,149,911	745,354	10,772,715	13,201,401	429,276

3,385,563	75,487	734,791	326,924	475,268	817,928	39,434
79,298	31,437	41,335	27,851	34,884	49,832	35,791
17,158	285	3,692	1,397	2,099	3,016	185
93,588	3,502	21,552	9,099	9,709	15,486	3,011
127,524	7,018	27,871	13,828	21,014	29,293	5,276
27,385	23,435	23,435	24,607	18,455	6,034	16,771
879,975	12,934	105,233	22,727	5,625	10,964	12,975
8,023	4,990	4,345	4,986	4,779	4,132	4,986
2,406	2,406	2,406	2,406	2,406	2,418	2,406
65,239	1,251	13,406	6,816	8,381	12,360	548
11,352	456	108	257	15,979	6,139	79
44,502	7,403	16,239	7,872	7,779	9,426	4,735
4,742,013	170,604	994,413	448,770	606,378	967,028	126,197
(184,400)	(75,487)	(259,517)	(294,371)	(115,131)	(142,960)	(39,434)
—	(19,174)	—	—	—	—	(42,868)
4,557,613	75,943	734,896	154,399	491,247	824,068	43,895
53,183,252	996,507	9,415,015	590,955	10,281,468	12,377,333	385,381

(66,255,810)	243,367	(3,954,537)	(144,513)	(7,553,989)	(3,197,627)	29,117
—	—	—	—	—	—	(178,106)
(30,180,883)	103,716	(1,634,848)	73,545	5,136,268	3,416,510	(78,834)

(4,403,406)	—	468,479	—	—	—	—
(100,840,099)	347,083	(5,120,906)	(70,968)	(2,417,721)	218,883	(227,823)

(47,876,313)	(260,137)	(16,006,468)	(192,557)	(961,188)	(861,780)	(222,658)
—	—	—	—	—	—	(78,130)
(378,365)	—	69,681	—	—	—	—
(48,254,678)	(260,137)	(15,936,787)	(192,557)	(961,188)	(861,780)	(300,788)
$(95,911,525)	$1,083,453	$(11,642,678)	$327,430	$6,902,559	$11,734,436	$(143,230)

See Notes to Financial Statements

83

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

			ChinaAMC
	BDC Income ETF		China Bond ETF
			For the Period
	For the Year	For the Year	November 10,
	Ended	Ended	2014 (a) through
	April 30,	April 30,	April 30,
	2015	2014	2015
Operations:
Net investment income	$4,419,327	$1,727,541	$260,839
Net realized gain (loss)	(1,081,478)	214,137	(153,921)
Net change in unrealized appreciation (depreciation)	(2,300,026)	(1,597,176)	118,098
Net increase (decrease) in net assets resulting from operations	1,037,823	344,502	225,016

Dividends and Distributions to shareholders:
Dividends from net investment income	(4,244,650)	(1,559,010)	(144,035)
Return of capital	—	—	(68,565)
Total Dividends and Distributions	(4,244,650)	(1,559,010)	(212,600)

Share transactions:**
Proceeds from sale of shares	57,980,408	32,709,913	27,307,725
Cost of shares redeemed	(14,242,190)	(9,165,938)	(7,365,336)
Increase (Decrease) in net assets resulting from share transactions	43,738,218	23,543,975	19,942,389
Total increase (decrease) in net assets	40,531,391	22,329,467	19,954,805
Net Assets, beginning of period	33,727,677	11,398,210	—
Net Assets, end of period†	$74,259,068	$33,727,677	$19,954,805
† Including undistributed (accumulated) net investment income (loss)	$190,560	$140,197	$(6,484)

** Shares of Common Stock Issued (no par value)
Shares sold	3,050,000	1,600,000	1,100,000
Shares redeemed	(750,000)	(450,000)	(300,000)
Net increase (decrease)	2,300,000	1,150,000	800,000

(a)	Commencement of operations

See Notes to Financial Statements

84

Emerging Markets		Emerging Markets		Emerging Markets
Aggregate Bond ETF		High Yield Bond ETF		Local Currency Bond ETF

For the Year	For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
2015	2014	2015	2014	2015	2014

$813,836	$938,588	$26,931,623	$14,564,215	$53,183,252	$57,695,550
(280,377)	(3,690,202)	(13,017,275)	(4,997,534)	(100,840,099)	(60,619,507)
(892,427)	(809,513)	(9,905,402)	(5,092,059)	(48,254,678)	(145,686,574)
(358,968)	(3,561,127)	4,008,946	4,474,622	(95,911,525)	(148,610,531)

(560,225)	(510,630)	(26,482,780)	(13,759,920)	(24,225,613)	(38,448,228)
(184,000)	(472,970)	—	—	(23,138,007)	(15,121,732)
(744,225)	(983,600)	(26,482,780)	(13,759,920)	(47,363,620)	(53,569,960)

1,104,569	14,184,621	109,419,516	162,275,358	702,553,855	34,626,333
(3,628,462)	(35,655,670)	(38,704,964)	(61,048,427)	(276,123,547)	(527,074,783)
(2,523,893)	(21,471,049)	70,714,552	101,226,931	426,430,308	(492,448,450)
(3,627,086)	(26,015,776)	48,240,718	91,941,633	283,155,163	(694,628,941)
21,555,529	47,571,305	339,021,407	247,079,774	810,368,638	1,504,997,579
$17,928,443	$21,555,529	$387,262,125	$339,021,407	$1,093,523,801	$810,368,638
$(64,821)	$(903)	$2,213,384	$1,764,541	$(35,382,851)	$(986,641)

50,000	600,000	4,200,000	6,400,000	32,200,000	1,400,000
(150,000)	(1,500,000)	(1,600,000)	(2,400,000)	(13,200,000)	(21,800,000)
(100,000)	(900,000)	2,600,000	4,000,000	19,000,000	(20,400,000)

See Notes to Financial Statements

85

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Fallen Angel		International
	High Yield Bond ETF		High Yield Bond ETF
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2015	2014	2015	2014
Operations:
Net investment income	$996,507	$844,617	$9,415,015	$11,258,798
Net realized gain (loss)	347,083	138,100	(5,120,906)	6,954,449
Net change in unrealized appreciation (depreciation)	(260,137)	272,361	(15,936,787)	(3,333,654)
Net increase (decrease) in net assets resulting from operations	1,083,453	1,255,078	(11,642,678)	14,879,593

Dividends and Distributions to shareholders:
Dividends from net investment income	(993,280)	(823,240)	(7,789,971)	(11,928,640)
Distributions from net realized capital gains	(223,200)	(45,240)	—	(218,400)
Return of capital	—	—	(1,917,549)	—
Total Dividends and Distributions	(1,216,480)	(868,480)	(9,707,520)	(12,147,040)

Share transactions:**
Proceeds from sale of shares	12,449,879	5,290,667	55,430,653	65,018,264
Cost of shares redeemed	(2,732,438)	—	(39,930,454)	(180,633,439)
Increase (Decrease) in net assets resulting from share transactions	9,717,441	5,290,667	15,500,199	(115,615,175)
Total increase (decrease) in net assets	9,584,414	5,677,265	(5,849,999)	(112,882,622)
Net Assets, beginning of period	16,694,516	11,017,251	160,853,037	273,735,659
Net Assets, end of period†	$26,278,930	$16,694,516	$155,003,038	$160,853,037
† Including undistributed (accumulated) net investment income (loss)	$87,755	$83,892	$(16,875)	$1,067,544

** Shares of Common Stock Issued (no par value)
Shares sold	450,000	200,000	2,000,000	2,400,000
Shares redeemed	(100,000)	—	(1,600,000)	(6,600,000)
Net increase (decrease)	350,000	200,000	400,000	(4,200,000)

See Notes to Financial Statements

86

Investment Grade				Preferred Securities ex
Floating Rate ETF		Mortgage REIT Income ETF		Financials ETF
For the Year	For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
2015	2014	2015	2014	2015	2014

$590,955	$437,700	$10,281,468	$12,441,753	$12,377,333	$9,270,496
(70,968)	9,373	(2,417,721)	(4,112,151)	218,883	1,173,817
(192,557)	333,329	(961,188)	(18,809,590)	(861,780)	(3,355,067)
327,430	780,402	6,902,559	(10,479,988)	11,734,436	7,089,246

(584,790)	(398,830)	(11,284,160)	(10,623,350)	(11,446,740)	(9,173,790)
(37,000)	—	—	—	—	—
—	—	—	(2,500,000)	—	—
(621,790)	(398,830)	(11,284,160)	(13,123,350)	(11,446,740)	(9,173,790)

19,999,220	82,240,442	32,068,905	64,250,712	153,493,777	48,465,833
(17,520,415)	(2,499,468)	(15,866,689)	(65,391,766)	(28,946,418)	(47,333,828)
2,478,805	79,740,974	16,202,216	(1,141,054)	124,547,359	1,132,005
2,184,445	80,122,546	11,820,615	(24,744,392)	124,835,055	(952,539)
97,584,276	17,461,730	106,139,504	130,883,896	162,518,627	163,471,166
$99,768,721	$97,584,276	$117,960,119	$106,139,504	$287,353,682	$162,518,627
$53,348	$49,006	$395,751	$2,138,971	$401,452	$243,382

800,000	3,300,000	1,300,000	2,700,000	7,400,000	2,400,000
(700,000)	(100,000)	(650,000)	(2,800,000)	(1,400,000)	(2,450,000)
100,000	3,200,000	650,000	(100,000)	6,000,000	(50,000)

See Notes to Financial Statements

87

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Treasury-Hedged
	High Yield Bond ETF
	For the Year	For the Year
	Ended	Ended
	April 30,	April 30,
	2015	2014
Operations:
Net investment income	$385,381	$356,526
Net realized gain (loss)	(227,823)	102,514
Net change in unrealized appreciation (depreciation)	(300,788)	87,928
Net increase (decrease) in net assets resulting from operations	(143,230)	546,968

Dividends and Distributions to shareholders:
Dividends from net investment income	(399,620)	(340,240)
Distributions from net realized capital gains	—	(92,160)
Total Dividends and Distributions	(399,620)	(432,400)

Share transactions:**
Proceeds from sale of shares	7,567,217	5,085,275
Cost of shares redeemed	(9,961,206)	(5,085,275)
Decrease in net assets resulting from share transactions	(2,393,989)	—
Total increase (decrease) in net assets	(2,936,839)	114,568
Net Assets, beginning of period	10,250,641	10,136,073
Net Assets, end of period†	$7,313,802	$10,250,641
† Including undistributed net investment income	$56,295	$41,100

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	200,000
Shares redeemed	(400,000)	(200,000)
Net decrease	(100,000)	—

See Notes to Financial Statements

88

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
			For the Period
			February 11,
			2013 (a) through
	For the Year Ended April 30,		April 30,
	2015	2014	2013
Net asset value, beginning of period	$19.84	$20.72	$19.98
Income from investment operations:
Net investment income	1.51	1.37	0.21
Net realized and unrealized gain (loss) on investments	(1.27)	(0.97)	0.74
Total from investment operations	0.24	0.40	0.95
Less:
Dividends from net investment income	(1.52)	(1.28)		(0.21)
Net asset value, end of period	$18.56	$19.84	$20.72
Total return (b)	1.28%	1.94%	4.79	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$74,259	$33,728	$11,398
Ratio of gross expenses to average net assets	0.58%	0.81%	4.82	%(c)
Ratio of net expenses to average net assets	0.41%	0.4%	0.4	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	8.59%	7.38%	6.67	%(c)
Portfolio turnover rate	20%	14%	0	%(d)

	ChinaAMC
	China Bond ETF
	For the Period
	November 10,
	2014 (a) through
	April 30,
	2015
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income	0.29
Net realized and unrealized loss on investments		(0.12)
Total from investment operations	0.17
Less:
Dividends from net investment income		(0.15)
Return of capital		(0.08)
Total dividends		(0.23)
Net asset value, end of period	$24.94
Total return (b)	0.71	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,955
Ratio of gross expenses to average net assets	1.22	%(c)
Ratio of net expenses to average net assets	0.50	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(c)
Ratio of net investment income to average net assets	2.61	%(c)
Portfolio turnover rate	58	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

89

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Aggregate Bond ETF
					For the Period
					May 11,
					2011(a) through
	For the Year Ended April 30,				April 30,
	2015	2014	2013		2012
Net asset value, beginning of period	$23.95	$26.43	$25.28		$25.00
Income from investment operations:
Net investment income	1.04	1.19	1.16		1.30
Net realized and unrealized gain (loss) on investments	(1.63)	(2.49)	1.10		0.18
Total from investment operations	(0.59)	(1.30)	2.26		1.48
Less:
Dividends from net investment income	(0.72)	(0.61)		(1.10)		(1.19)
Distributions from net realized capital gains	—	—		(0.01)		(0.01)
Return of capital	(0.23)	(0.57)	—		—
Total dividends and distributions	(0.95)	(1.18)		(1.11)		(1.20)
Net asset value, end of period	$22.41	$23.95	$26.43		$25.28
Total return (b)	(2.52)%	(4.78)%		9.25%	6.05	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,928	$21,556	$47,571		$7,583
Ratio of gross expenses to average net assets	1.01%	1.34%		1.26%	1.92	%(c)
Ratio of net expenses to average net assets	0.49%	0.50%		0.49%	0.49	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.49%	0.49%		0.49%	0.49	%(c)
Ratio of net investment income to average net assets	4.41%	4.57%		4.92%	5.44	%(c)
Portfolio turnover rate	24%	58%		11%	11	%(d)

	Emerging Markets High Yield Bond ETF
			For the Period
			May 8,
			2012(a) through
	For the Year Ended April 30,		April 30,
	2015	2014	2013
Net asset value, beginning of period	$25.68	$26.86	$25.03
Income from investment operations:
Net investment income	1.64	1.51	1.54
Net realized and unrealized gain (loss) on investments	(1.18)	(1.21)	1.75
Total from investment operations	0.46	0.30	3.29
Less:
Dividends from net investment income	(1.63)	(1.48)		(1.45)
Distributions from net realized capital gains	—	—		(0.01)
Total dividends and distributions	(1.63)	(1.48)		(1.46)
Net asset value, end of period	$24.51	$25.68	$26.86
Total return (b)	1.94%	1.34%	13.47	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$387,262	$339,021	$247,080
Ratio of gross expenses to average net assets	0.47%	0.53%	0.69	%(c)
Ratio of net expenses to average net assets	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	6.64%	6.05%	6.09	%(c)
Portfolio turnover rate	35%	16%	20	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

90

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Local Currency Bond ETF
						For the Period
						July 22,
						2010(a) through
	For the Year Ended April 30,					April 30,
	2015	2014	2013	2012		2011
Net asset value, beginning of period	$23.69	$27.56	$26.28	$27.74		$25.11
Income from investment operations:
Net investment income	1.23	1.38	1.36	1.41		0.96
Net realized and unrealized gain (loss) on investments	(3.26)	(3.98)	1.13	(1.54)		2.51
Total from investment operations	(2.03)	(2.60)	2.49	(0.13)		3.47
Less:
Dividends from net investment income	(0.62)	(0.87)	(1.14)	(1.33)		(0.84)
Return of capital	(0.49)	(0.40)	(0.07)	—		—
Total dividends	(1.11)	(1.27)	(1.21)	(1.33)		(0.84)
Net asset value, end of period	$20.55	$23.69	$27.56	$26.28		$27.74
Total return (b)	(8.85)%	(9.35)%	9.75%	(0.34)%		14.02	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,093,524	$810,369	$1,504,998	$741,109		$349,530
Ratio of gross expenses to average net assets	0.49%	0.52%	0.48%	0.47%		0.49	%(c)
Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%		0.49	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.47%	0.47%	0.47%	0.47%		0.48	%(c)
Ratio of net investment income to average net assets	5.49%	5.47%	5.28%	5.71%		5.60	%(c)
Portfolio turnover rate	36%	16%	16%	21%		3	%(d)

	Fallen Angel High Yield Bond ETF
				For the Period
				April 10,
				2012(a) through
	For the Year Ended April 30,			April 30,
	2015	2014	2013	2012
Net asset value, beginning of period	$27.82	$27.54	$25.20	$25.00
Income from investment operations:
Net investment income	1.43	1.54	1.62	0.07
Net realized and unrealized gain on investments	0.17	0.37	2.39	0.13
Total from investment operations	1.60	1.91	4.01	0.20
Less:
Dividends from net investment income	(1.48)	(1.55)	(1.55)	—
Distributions from net realized capital gains	(0.28)	(0.08)	(0.12)	—
Total dividends and distributions	(1.76)	(1.63)	(1.67)	—
Net asset value, end of period	$27.66	$27.82	$27.54	$25.20
Total return (b)	5.98%	7.31%	16.40%	0.80	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,279	$16,695	$11,017	$10,080
Ratio of gross expenses to average net assets	0.90%	1.47%	1.48%	6.27	%(c)
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	5.27%	5.72%	6.16%	4.90	%(c)
Portfolio turnover rate	50%	35%	34%	0	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

91

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
				For the Period
				April 2,
				2012 (a) through
	For the Year Ended April 30,			April 30,
	2015	2014	2013	2012
Net asset value, beginning of period	$27.73	$27.37	$24.93	$24.96
Income from investment operations:
Net investment income	1.32	1.66	1.43	0.10
Net realized and unrealized gain (loss) on investments	(2.67)	0.44	2.43	(0.13)
Total from investment operations	(1.35)	2.10	3.86	(0.03)
Less:
Dividends from net investment income	(1.09)	(1.69)	(1.42)	—
Distributions from net realized capital gains	—	(0.05)	—	—
Return of capital	(0.29)	—	—	—
Total dividends and distributions	(1.38)	(1.74)	(1.42)	—
Net asset value, end of period	$25.00	$27.73	$27.37	$24.93
Total return (b)	(4.94)%	8.06%	16.01%	(0.12	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$155,003	$160,853	$273,736	$19,943
Ratio of gross expenses to average net assets	0.54%	0.58%	0.52%	2.85	%(c)
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	5.13%	5.59%	5.81%	5.65	%(c)
Portfolio turnover rate	37%	27%	11%	0	%(d)

	Investment Grade Floating Rate ETF
						For the Period
						April 25,
						2011(a) through
	For the Year Ended April 30,					April 30,
	2015	2014	2013	2012		2011
Net asset value, beginning of period	$25.02	$24.95	$24.27	$24.82		$24.82
Income from investment operations:
Net investment income	0.16	0.15	0.23	0.23		—	(e)
Net realized and unrealized gain (loss) on investments	(0.07)	0.07	0.69	(0.58)		—
Total from investment operations	0.09	0.22	0.92	(0.35)		—
Less:
Dividends from net investment income	(0.16)	(0.15)	(0.24)	(0.20)		—
Distributions from net realized capital gains	(0.01)	—	—	—		—
Total dividends and distributions	(0.17)	(0.15)	(0.24)	(0.20)		—
Net asset value, end of period	$24.94	$25.02	$24.95	$24.27		$24.82
Total return (b)	0.35%	0.88%	3.82%	(1.40)%		0	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$99,769	$97,584	$17,462	$7,282		$4,965
Ratio of gross expenses to average net assets	0.48%	0.54%	1.48%	1.92%		30.87	%(c)
Ratio of net expenses to average net assets	0.17%	0.19%	0.19%	0.19%		0.19	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.17%	0.19%	0.19%	0.19%		0.19	%(c)
Ratio of net investment income (loss) to average net assets	0.63%	0.62%	0.91%	0.95%		(0.15	)%(c)
Portfolio turnover rate	33%	13%	5%	14%		0	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

92

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
					For the Period
					August 16,
					2011 (a) through
	For the Year Ended April 30,				April 30,
	2015	2014	2013		2012
Net asset value, beginning of period	$24.40	$29.41	$25.35		$24.85
Income from investment operations:
Net investment income	2.03	3.06	2.84		2.07
Net realized and unrealized gain (loss) on investments	(0.55)	(4.85)	4.08		0.36
Total from investment operations	1.48	(1.79)	6.92		2.43
Less:
Dividends from net investment income	(2.29)	(2.61)	(2.72)		(1.93)
Distributions from net realized capital gains	—	—	(0.14)		—
Return of capital	—	(0.61)	—		—
Total dividends and distributions	(2.29)	(3.22)	(2.86)		(1.93)
Net asset value, end of period	$23.59	$24.40	$29.41		$25.35
Total return (b)	6.23%	(4.87)%	28.75%		10.87	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$117,960	$106,140	$130,884		$34,228
Ratio of gross expenses to average net assets	0.51%	0.60%	0.58%		1.19	%(c)
Ratio of net expenses to average net assets	0.41%	0.41%	0.41%		0.41	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40%		0.40	%(c)
Ratio of net investment income to average net assets	8.65%	12.22%	11.60%		14.50	%(c)
Portfolio turnover rate	29%	26%	6%		8	%(d)

	Preferred Securities ex Financials ETF
			For the Period
			July 16,
			2012 (a) through
	For the Year Ended April 30,		April 30,
	2015	2014	2013
Net asset value, beginning of period	$20.70	$20.69	$20.06
Income from investment operations:
Net investment income	1.22	1.25	0.89
Net realized and unrealized gain (loss) on investments	— (e)	— (e)	0.57
Total from investment operations	1.22	1.25	1.46
Less:
Dividends from net investment income	(1.17)	(1.24)	(0.83)
Net asset value, end of period	$20.75	$20.70	$20.69
Total return (b)	6.08%	6.59%	7.38	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$287,354	$162,519	$163,471
Ratio of gross expenses to average net assets	0.47%	0.53%	0.51	%(c)
Ratio of net expenses to average net assets	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	6.04%	6.40%	6.25	%(c)
Portfolio turnover rate	16%	19%	21	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

93

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Treasury-Hedged High Yield Bond ETF
			For the Period
			March 21,
			2013 (a) through
	For the Year Ended April 30,		April 30,
	2015	2014	2013
Net asset value, beginning of period	$25.63	$25.34	$25.00
Income from investment operations:
Net investment income	1.09	0.89	0.06
Net realized and unrealized gain (loss) on investments	(1.23)	0.48	0.28
Total from investment operations	(0.14)	1.37	0.34
Less:
Dividends from net investment income	(1.11)	(0.85)	—
Distributions from net realized capital gains	—	(0.23)	—
Total dividends and distributions	(1.11)	(1.08)	—
Net asset value, end of period	$24.38	$25.63	$25.34
Total return (b)	(0.56)%	5.55%	1.36	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,314	$10,251	$10,136
Ratio of gross expenses to average net assets	1.44%	2.50%	4.53	%(c)
Ratio of net expenses to average net assets	0.50%	1.22%	1.54	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.50%	0.50%	0.5	%(c)
Ratio of net investment income to average net assets	4.40%	3.52%	2.26	%(c)
Portfolio turnover rate	35%	41%	124	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

94

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2015, offers fifty-five investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Emerging Markets Local Currency Bond ETF (“Emerging Markets Local Currency”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
BDC Income	February 11, 2013	Market Vectors® U.S. Business Development Companies Index*
ChinaAMC China Bond	November 10, 2014	ChinaBond China High Quality Bond Index
Emerging Markets Aggregate	May 11, 2011	Market Vectors® EM Aggregate Bond Index*
Emerging Markets High Yield	May 8, 2012	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index
Emerging Markets Local Currency	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	Market Vectors® US Investment Grade Floating Rate Index*
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid and Preferred Securities ex Financials Index
Treasury-Hedged	March 21, 2013	Market Vectors® US Treasury-Hedged High Yield Bond Index*

*	Owned by Market Vectors Index Solutions GmbH, an indirect, wholly-owned subsidiary of the Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

95

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.
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B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of April 30, 2015 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.

Futures Contracts—The Funds may purchase or sell futures contracts to gain exposure or to hedge against interest rate movement. Using futures contracts involves various market risks, including interest rate and equity risk as well as the risks that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
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(continued)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Treasury-Hedged held futures contracts for 12 months during the year ended April 30, 2015 of which the average market value for that 12 month period was $8,469,346. Futures contracts held by Treasury-Hedged at April 30, 2015 are reflected in the Schedule of Investments.

At April 30, 2015, Treasury-Hedged held the following derivatives instruments:

Liability Derivatives Interest Rate Risk
Futures contracts[1]	$48,950

[1]	Statements of Assets and Liabilities location: Variation margin on futures contracts

For Treasury-Hedged, the impact of transactions in derivative instruments during the year ended April 30, 2015 was as follows:
Interest Rate Risk
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(78,130)
Realized gain (loss)
Futures contracts[3]	(178,106)

[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts
[3]	Statements of Operations location: Net realized gain (loss) on futures contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at April 30, 2015 is presented in the Schedules of Investments. Refer to related disclosure in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments, eligible for offset in the Statements of Assets and Liabilities, subject to master netting or other similar agreements, as well as financial collateral received or pledged (including cash collateral and margin) as of April 30, 2015. Collateral is disclosed up to 100% of the net amount of unrealized gain/loss or market value of the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of April 30, 2015.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged*	Net Amount

Treasury-Hedged	Futures Contracts	$48,950	$—	$48,950	$(48,950)	$—

*	Gross amounts not offset in the Statements of Assets and Liabilities

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized
98

gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2015 (September 1, 2016 for ChinaAMC China Bond), for the Funds to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense limitation (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) listed in the table below.

The current expense limitation, management fee rate and the amounts waived/assumed by the Adviser for the year ended April 30, 2015 are as follows:

Fund	Expense Limitation		Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
BDC Income	0.40%		0.40%	$ 91,055	$—
ChinaAMC China Bond	0.50		0.40	39,936	32,501
Emerging Markets Aggregate	0.49		0.35	64,631	30,731
Emerging Markets High Yield	0.40		0.40	296,598	—
Emerging Markets Local Currency	0.47		0.35	184,400	—
Fallen Angel	0.40		0.40	75,487	19,174
International High Yield	0.40		0.40	259,517	—
Investment Grade	0.14	*	0.35	294,371	—
Mortgage REIT	0.40		0.40	115,131	—
Preferred Securities	0.40		0.40	142,960	—
Treasury-Hedged	0.50		0.45	39,434	42,868

*	Effective November 5, 2014, the expense limitation for Investment Grade was reduced from 0.19% to 0.14%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended April 30, 2015, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$13,104,735	$10,449,359
ChinaAMC China Bond	30,392,061	12,000,608
Emerging Markets Aggregate	4,329,176	6,429,369
Emerging Markets High Yield	160,428,253	136,120,031
Emerging Markets Local Currency	673,759,586	342,623,258
Fallen Angel	21,727,873	9,566,973
International High Yield	84,834,576	65,601,141
Investment Grade	42,425,972	31,363,283
Mortgage REIT	77,347,071	37,237,718
Preferred Securities	53,808,886	33,043,822
Treasury-Hedged	5,166,416	2,969,633
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(continued)

Note 5—Income Taxes—As of April 30, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$87,061,025	$496,672	$(4,361,922)	$(3,865,250)
ChinaAMC China Bond	18,176,423	174,944	(70,815)	104,129
Emerging Markets Aggregate	18,709,332	486,558	(1,563,704)	(1,077,146)
Emerging Markets High Yield	456,005,966	8,225,132	(22,558,587)	(14,333,455)
Emerging Markets Local Currency	1,227,731,803	4,078,319	(163,565,241)	(159,486,922)
Fallen Angel	27,334,736	1,076,394	(130,414)	945,980
International High Yield	174,075,742	2,452,962	(12,292,449)	(9,839,487)
Investment Grade	99,787,864	297,185	(66,526)	230,659
Mortgage REIT	138,059,810	4,392,472	(20,597,658)	(16,205,186)
Preferred Securities	303,694,615	4,461,766	(6,603,931)	(2,142,165)
Treasury-Hedged	7,611,744	104,721	(151,106)	(46,385)

At April 30, 2015, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses	Qualified Late Year Losses*	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total
BDC Income	$153,981	$—	$(1,360,343)	$—	$(1,232)	$(3,865,250)	$(5,072,844)
ChinaAMC China Bond	—	—	(24,635)	—	(10)	105,626	80,981
Emerging Markets Aggregate	—	—	(1,744,970)	(63,880)	(941)	(1,078,218)	(2,888,009)
Emerging Markets High Yield	2,276,608	—	(15,305,835)	—	(63,224)	(14,333,455)	(27,425,906)
Emerging Markets Local Currency	—	—	(13,796,395)	(28,096,122)	(73,402)	(159,840,204)	(201,806,123)
Fallen Angel	88,705	133,448	—	—	(950)	945,980	1,167,183
International High Yield	—	—	(657,376)	(1,059,267)	(15,789)	(9,839,831)	(11,572,263)
Investment Grade	57,109	—	—	(180,870)	(3,761)	230,659	103,137
Mortgage REIT	—	—	(8,525,684)	—	(6,195)	(16,205,186)	(24,737,065)
Preferred Securities	305,999	—	(5,508,604)	—	(898,194)	(2,142,165)	(8,242,964)
Treasury-Hedged	56,858	—	(227,119)	—	(563)	(46,385)	(217,209)

Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2014, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2014 and specified losses incurred after October 31, 2014. These losses are deemed to arise on the first day of the Funds next taxable year. For the year ended April 30, 2015, the Funds intend to defer to May 1, 2015 for federal tax purposes qualified late-year losses as follows:

Fund	Late-Year Ordinary Losses	Post-October Capital Losses
Emerging Markets Aggregate	$63,880	$—
Emerging Markets Local Currency	28,096,122	—
International High Yield	—	1,059,267
Investment Grade	—	180,870

The tax character of dividends paid to shareholders during the years ended April 30, 2015 and April 30, 2014 was as follows:

	Ordinary Income		Long-Term Capital Gains		Return of Capital
Fund	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014
BDC Income	$4,244,650	$1,559,010	$—	$—	$—	$—
ChinaAMC China Bond	144,035	—	—	—	68,565	—
Emerging Markets Aggregate	560,225	507,063	—	3,567	184,000	472,970
Emerging Markets High Yield	26,482,780	13,759,920	—	—	—	—
Emerging Markets Local Currency	24,225,613	38,448,228	—	—	23,138,007	15,121,732
Fallen Angel	1,047,680	823,240	168,800	45,240	—	—
International High Yield	7,789,971	12,147,040	—	—	1,917,549	—
Investment Grade	600,502	398,830	21,288	—	—	—
Mortgage REIT	11,284,160	10,623,350	—	—	—	2,500,000
Preferred Securities	11,446,740	9,173,790	—	—	—	—
Treasury-Hedged	399,620	432,400	—	—	—	—
100

At April 30, 2015, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses
BDC Income	$652,908	$707,435
ChinaAMC China Bond	24,635	—
Emerging Markets Aggregate	1,567,762	177,208
Emerging Markets High Yield	6,275,446	9,030,389
Emerging Markets Local Currency	5,472,114	8,324,281
International High Yield	391,189	266,187
Mortgage REIT	—	8,525,684
Preferred Securities	2,920,108	2,588,496
Treasury-Hedged	101,562	125,557

During the year ended April 30, 2015, Investment Grade utilized $1,180 of prior year capital loss carryforwards.

During the year ended April 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment of foreign currency gains and losses, REIT/ROC adjustments, bond bifurcation adjustments, and in-kind share transactions, the Funds incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Undistributed Net Investment Income (Loss)	Increase (Decrease) in Accumulated Realized Gain (Loss)	Increase (Decrease) in Aggregate Paid in Capital
BDC Income	$(124,314)	$(369,775)	$494,089
ChinaAMC China Bond	(123,288)	123,288	—
Emerging Markets Aggregate	(317,529)	317,529	—
Emerging Markets High Yield	—	664,703	(664,703)
Emerging Markets Local Currency	(63,353,849)	94,485,151	(31,131,302)
Fallen Angel	636	(98,350)	97,714
International High Yield	(2,709,461)	4,345,209	(1,635,748)
Investment Grade	(1,823)	(71,722)	73,545
Mortgage REIT	(740,528)	(4,421,749)	5,162,277
Preferred Securities	(772,523)	(2,637,611)	3,410,134
Treasury-Hedged	29,434	49,400	(78,834)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

There are still some uncertainties in the Chinese tax rules governing taxation of income and gains from investments in the PRC due to the lack of formal guidance from the PRC’s tax authorities that could result in unexpected tax liabilities for the ChinaAMC China Bond. China generally imposes withholding income tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement / arrangement) on dividends and interest derived by nonresidents, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”), from issuers resident in China. Under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. ChinaAMC China Bond currently considers capital gains derived from Chinese bonds to be non PRC-sourced and not subject to WHT.

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MARKET VECTORS ETF TRUST

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(continued)

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and their shareholders.

If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and/or begin collecting WHT on gains from such investments, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

Note 6—Capital Share Transactions—As of April 30, 2015, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
Emerging Markets Aggregate	50,000	*
Emerging Markets High Yield	200,000
Emerging Markets Local Currency	200,000
Fallen Angel	50,000	*
International High Yield	200,000
Investment Grade	100,000
Mortgage REIT	50,000
Preferred Securities	50,000
Treasury-Hedged	100,000	*

*	Prior to May 29, 2014, March 6, 2015 and December 12, 2014, shares were issued and redeemed by Emerging Markets Aggregate, Fallen Angel, and Treasury-Hedged, respectively, in Creation Units of 200,000 or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended April 30, 2015, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$52,964,102	$11,546,412
ChinaAMC China Bond	—	—
Emerging Markets Aggregate	—	—
Emerging Markets High Yield	84,809,653	36,518,978
Emerging Markets Local Currency	285,561,109	199,131,144
Fallen Angel	—	2,716,715
International High Yield	37,171,237	38,229,984
Investment Grade	8,029,418	16,773,430
Mortgage REIT	—	23,680,939
Preferred Securities	151,514,578	47,126,110
Treasury-Hedged	—	4,829,581

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT, and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may

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disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Emerging Markets Local Currency, Fallen Angel, International High Yield and Investment Grade invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage REITs and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Accordingly, preferred securities are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Treasury-Hedged invests directly in securities sold short and futures contracts which are designed to hedge against the price sensitivity of the below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the Fund’s investments.

Certain Funds may invest directly in the Russian local market. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact any of the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held, if any, by the Funds.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

At April 30, 2015, the Adviser owned approximately 50%, 26% and 13% of Emerging Markets Aggregate, Fallen Angel and ChinaAMC China Bond, respectively.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

103

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at April 30, 2015 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2015, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of April 30, 2015
BDC Income	302	$260,136	1.50%	$229,252
Emerging Markets Aggregate	18	155,219	1.49	—
Emerging Markets High Yield	5	504,947	1.49	—
Emerging Markets Local Currency	74	3,087,655	1.50	—
Fallen Angel	40	264,572	1.50	—
International High Yield	7	309,512	1.51	—
Investment Grade	17	325,117	1.52	—
Mortgage REIT	306	1,217,031	1.50	471,819
Preferred Securities	276	535,343	1.50	145,844
Treasury-Hedged	6	150,806	1.49	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2015, there were no offsets to custodian fees.

104

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2015:

Fund	Ex-Date	Record Date	Payable Date	Per Share
ChinaAMC China Bond	5/1/15	5/5/15	5/7/15	$0.0620
Emerging Markets Aggregate	5/1/15	5/5/15	5/7/15	$0.0800
Emerging Markets High Yield	5/1/15	5/5/15	5/7/15	$0.1424
Emerging Markets Local Currency	5/1/15	5/5/15	5/7/15	$0.0970
Fallen Angel	5/1/15	5/5/15	5/7/15	$0.0900
International High Yield	5/1/15	5/5/15	5/7/15	$0.0990
Investment Grade	5/1/15	5/5/15	5/7/15	$0.0132
Preferred Securities	5/1/15	5/5/15	5/7/15	$0.0500
Treasury-Hedged	5/1/15	5/5/15	5/7/15	$0.0850

Fund	Ex-Date	Record Date	Payable Date	Per Share
ChinaAMC China Bond	6/1/15	6/3/15	6/5/15	$0.0450
Emerging Markets Aggregate	6/1/15	6/3/15	6/5/15	$0.0840
Emerging Markets High Yield	6/1/15	6/3/15	6/5/15	$0.1390
Emerging Markets Local Currency	6/1/15	6/3/15	6/5/15	$0.0890
Fallen Angel	6/1/15	6/3/15	6/5/15	$0.1080
International High Yield	6/1/15	6/3/15	6/5/15	$0.1100
Investment Grade	6/1/15	6/3/15	6/5/15	$0.0139
Preferred Securities	6/1/15	6/3/15	6/5/15	$0.0680
Treasury-Hedged	6/1/15	6/3/15	6/5/15	$0.0870

Effective May 13, 2015, Emerging Markets High Yield seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index.

105

MARKET VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fallen Angel High Yield Bond ETF, Investment Grade Floating Rate ETF, Treasury-Hedged High Yield Bond ETF, BDC Income ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, ChinaAMC China Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF and International High Yield Bond ETF (eleven of the series constituting Market Vectors ETF Trust) (the “Funds”) as of April 30, 2015, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fallen Angel High Yield Bond ETF, Investment Grade Floating Rate ETF, Treasury-Hedged High Yield Bond ETF, BDC Income ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, ChinaAMC China Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF and International High Yield Bond ETF (eleven of the series constituting Market Vectors ETF Trust) at April 30, 2015, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 22, 2015

106

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2015 income tax purposes will be sent to them in early 2016. Please consult your tax advisor for proper treatment of this information.

The Funds listed below intend to pass through foreign tax credits in the maximum amounts as shown. The gross foreign source income earned during the fiscal year ended April 30, 2015 by the Funds is as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income
ChinaAMC China Bond	$52,046	$475,530
Emerging Markets Local Currency	1,137,478	61,900,338

Corporate Dividends Received Deduction

The Fund listed below had the following percentage of ordinary income dividends paid that qualified for the Corporate Dividends Received Deduction for the fiscal year ended April 30, 2015.

Preferred Securities	5.62%
107

MARKET VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2015 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Independent Trustees:

David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	55	Director, Forward Management LLC and Audit Committee Chairman, January 2008 to present; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to present; Secretary and Board Member of the CFA Society of Stamford, July 2009 to present.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	68	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Partner, PWC/Strategy & Financial Services Advisory, February 2015 to present; Founder and Board Member, AspenWoods Risk Solutions, Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	55	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member,
					NJ-CAN, July 2014 to present.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	68	Director, Food and Friends, Inc., 2013 to present.

Interested Trustee:

Jan F. van Eck, 1963[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President and Owner of the Adviser, Van Eck Associates Corporation; Director and President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	55	Director, National Committee on US-China Relations.

1	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. Van Eck is an officer of the Adviser.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
108

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 1971	Assistant Vice President	Since 2012	Greater China Director of the Adviser (Since January 2012); General Manager, SinoMarkets Ltd. (June 2007 to December 2011).

John J. Crimmins, 1957	Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 - July 2008).

Lars Hamich, 1968	Vice President	Since 2012	Managing Director and Chief Executive Officer of Van Eck Global (Europe) GmbH (since 2009); Chief Executive Officer of Market Vectors Index Solutions GmbH (“MVIS”) (since June 2011); Managing Director of STOXX Limited (until 2008).

Wu-Kwan Kit, 1981	Assistant Vice President and Assistant Secretary	Since 2011	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2011); Associate, Schulte Roth & Zabel (September 2007 - 2011); University of Pennsylvania Law School (August 2004 - May 2007).

Susan C. Lashley, 1955	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 1980	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 - June 2008); Officer of other investment companies advised by the Adviser.

Ferat Oeztuerk, 1983	Assistant Vice President	Since 2012	Sales Associate, Van Eck Global (Europe) GmbH (since November 2011); Account Manager, Vodafone Global Enterprise Limited (January 2011 to October 2011).

James Parker, 1969	Assistant Treasurer	Since June 2014	Manager (Portfolio Administration) of the Adviser (Since June 2010); Vice President of JPMorgan Chase & Co. (April 1999 to January 2010).

Jonathan R. Simon, 1974	Vice President, Secretary and Chief Legal Officer	Vice President (Since 2006) and Secretary and Chief Legal Officer (Since 2014)	Vice President (since 2006), General Counsel and Secretary (since 2014) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 1955	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

Janet Squitieri, 1961	Chief Compliance Officer	Since September 2013	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 - September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 - June 2010).

1	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
109

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on December 4, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the Market Vectors Emerging Markets Corporate Bond ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s respective registration statement.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund, including any it may receive from providing administrative services to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund by the Adviser, although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

110

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.888.MKT.VCTR

INCOMEAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and
     4(g) are for the Funds of the Registrant for which the fiscal year end is
     April 30.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended April 30, 2015 and
     April 30, 2014, were $452,020 and $445,715, respectively.

(b)  Audit-Related Fees. Not applicable.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     April 30, 2015 and April 30, 2014, were $294,220 and $211,634, respectively.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     The Registrant's Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A))
     consisting of four Independent Trustees. Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and
     Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date July 8, 2015
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date July 8, 2015
     ----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        ------------------------------------------

Date July 8, 2015
     ----------------